UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 457-3637

Date of fiscal year end: December 31, 2019

Date of reporting period: December 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The KP Funds

KP Retirement Path Retirement Income Fund (formerly, KP Retirement Path 2015 Fund): KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Retirement Path 2065 Fund: KPRKX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-457-3637.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-457-3637. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all KP Funds if you invest directly with the Funds.

Annual Report

December 31, 2019

THE KP FUNDS	December 31, 2019

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	December 31, 2019

Dear Shareholder,

2019 was a strong positive year across most of the major capital markets. Large Cap US stocks (as measured by the Russell 1000 Index) were up 31.43% for the year. Non-US stocks (as measured by the MSCI ACWI ex-US IMI Equity Index) posted a return of 21.63% for the year. The US fixed income market produced strong returns with the U.S. Bloomberg Barclays Aggregate Index up 8.72%. US listed real estate (as measured by the MSCI US REIT Index) returned 25.84% for the year, while Commodities (as measured by the Bloomberg Commodity Total Return Index) were up 7.69%.

On the back of these strong markets, the returns for the KP Retirement Path Funds fell in a range between 14.12% for the Retirement Income Fund (lowest equity exposure) to 23.73% for the 2060 Fund (highest equity exposure). While the absolute performance was strong in 2019, most of the KP Retirement Path Funds trailed their strategic benchmarks for the year. Underperformance ranged from 0.51% for the 2040 Fund to 0.11% for the 2025 Fund. The 2020 Fund and the Retirement Income Fund modestly outperformed their benchmarks.

The KP Retirement Path Funds’ underperformance relative to strategic benchmarks in 2019 was explained entirely by the underperformance of the US Large Cap portfolio which was unable to keep pace with the Russell 1000 index (29.32% for the portfolio versus 31.43% for the index). All of the other sub-portfolios employed within the KP Retirement Path Funds (US Small Cap Equity, Non-US Equity, Fixed Income, and Real Assets) outperformed their respective benchmarks for the year. Over the period since their inception (January, 2014), all of the KP Retirement Path Funds are ahead of their strategic benchmarks net-of-fees.

Downside risk control and inflation protection were purposefully built into the KP Retirement Path Funds to protect participants during adverse markets. This means that during a strong equity market like we experienced in 2019, the Funds are not expected to keep pace with target date fund families that employ higher equity exposure, but the Funds have exhibited smaller losses during adverse markets over the life of the Funds.

In general we have been pleased with the performance of the 21 different investment management organizations that are responsible for the management of the 33 separate strategies that make up the KP Retirement Path Funds. We are also pleased with the operational infrastructure that supports the Funds which has become increasingly efficient every year. Overall, we continue to believe that the KP Retirement Path Funds are well-designed to meet the retirement savings needs of participants in Kaiser Permanente sponsored defined contribution plans.

Respectfully Submitted,

Gregory C. Allen Portfolio Manager CEO, President, Chief Research Officer	Ivan S. Cliff, CFA Portfolio Manager Director of Research	Mark Anderson Portfolio Manager Senior Vice President

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2019

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Performance for the KP Retirement Path Funds for Fiscal Year 2019 was positive across the board on an absolute basis; however, relative to the Funds’ strategic benchmarks, almost all of the Funds underperformed with the exception of the KP Retirement Path 2020 Fund and the KP Retirement Path Retirement Income Fund. In order to better understand the sources of underperformance for the year, it is helpful to review the design of the Funds.

Each of the KP Retirement Path Funds is itself a “fund-of-funds”. This means that each of the Funds is composed of a collection of sub-funds, each with a specific purpose that contributes to the overall design. At the highest level these sub-funds can be grouped into six major categories which include: large cap US equities, small cap US equities, international equities, broad fixed income, real (or inflation sensitive) assets, and short-term fixed income. Each of the KP Retirement Path Funds varies its exposure to these asset categories over time to ensure that it is achieving the appropriate balance of capital appreciation, current income, inflation protection, and capital preservation. The 2060 Fund, for example, is primarily invested in large cap US equity, small cap US equity, and international equity. The Retirement Income Fund, on the other hand, has a much greater emphasis on broad fixed income, real assets, and short-term fixed income.

The performance of each Fund is compared to its own strategic benchmark. The strategic benchmarks are designed to reflect the target asset allocation for each Fund, while also assuming that each of the underlying asset classes is implemented using a passive index. While Management makes extensive use of passive strategies in the Funds’ implementation to keep costs low, we also employ a number of active strategies in our pursuit of adding value relative to the strategic benchmarks. Management does not attempt to add value by trying to time markets using tactical asset allocation. As a result, most of the relative performance of the Funds versus their strategic benchmarks can be explained by the relative performance of the strategies within each of the six underlying asset classes. Given this understanding, we can now put the relative performance of the KP Retirement Path Funds into perspective by examining the relative performance of each of the underlying asset classes.

The KP Retirement Path Funds achieve their large cap US equity exposure through the use of the KP Large Cap Equity Fund. This Fund is benchmarked to the Russell 1000 Index. The Fund employs five strategies including: a passive S&P 500 index strategy; an active large cap growth strategy; an active large cap value strategy; and two active large cap blend strategies. The Fund returned 29.32% for the year versus 31.43% for the benchmark. The underperformance of 2.11% at the Fund level was largely explained by the underperformance of the active large cap growth strategy and the two active large cap blend strategies outweighing the outperformance of the active large cap value strategy. The large cap growth strategy underperformed its benchmark for the year by 7.13% and the two large cap blend strategies trailed by 4.90% and 1.99% respectively, while the large cap value outperformed its benchmark by 4.11%. Large cap equity is a significant part of the asset allocation for all of the KP Retirement Path Funds and the Large Cap fund had a negative impact across the entire fund family versus the respective benchmarks.

The KP Retirement Path Funds achieve their small cap US equity exposure through the use of the KP Small Cap Equity Fund. This Fund is benchmarked to the Russell 2000 Index. The Fund employs seven strategies including a passive S&P 600 strategy, two active small cap growth strategies, two active small cap value strategies, and two active small cap blend strategies. The Fund returned 25.67% for the year versus 25.52% for the benchmark. The outperformance of 0.15% was largely explained by the outperformance of the active value strategies and one of the active blend strategies, which balanced out the underperformance of the active growth strategies and the other active blend strategy. The value strategies beat their benchmarks by a range of 5.12% and 6.49% respectively, while the growth strategies underperformed by 5.19% and 5.81%. Small cap is a relatively small part of the asset allocation for the KP Retirement Path Funds, and in combination with the small outperformance versus its index, this had a small positive impact to the relative performance across the fund family.

The KP Retirement Path Funds achieve their international equity exposure through the use of the KP International Equity Fund. This Fund is benchmarked to the MSCI ACWI ex-US IMI Index. The Fund employs eight strategies including one MSCI World ex-US passive strategy and seven active strategies including two active MSCI EAFE strategies, an active MSCI ACWI ex-US strategy, two active emerging markets strategies and two active international small cap strategies. The Fund returned 22.87% for the year versus 21.63% for the benchmark. This outperformance of 1.24% was largely attributable to an active EAFE strategy which outpaced its benchmark by 6.69%, the active MSCI ACWI ex-US strategy, which was up 2.79% versus its benchmark, and one of the emerging markets strategies, which outpaced its benchmark by 11.82%. These results outweighed the underperformance of one of the active MSCI EAFE strategies, which trailed its benchmark by 3.19% and one of the emerging markets strategies, which

THE KP FUNDS	December 31, 2019

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

underperformed its benchmarks by 2.73%. Because international equity is a large part of the asset allocation for the KP Retirement Path Funds, this strong performance had a material positive impact across the Fund series.

The KP Retirement Path Funds achieve their broad fixed income exposure through the use of the KP Fixed Income Fund. This Fund is benchmarked to the Bloomberg Barclays Capital US Aggregate Bond Index. The Fund employs four strategies including a passive Bloomberg Barclays Capital US Aggregate Bond Index strategy, an active Bloomberg Barclays Aggregate strategy, an active emerging markets debt strategy, and an active bank loan strategy. The KP Fixed Income Fund returned 9.57% for the year versus 8.72% for the benchmark. This outperformance of 0.85% was primarily due to the outperformance of the active emerging markets debt strategy, which outperformed its benchmark by 2.67% and had a higher return on an absolute basis relative to the overall Bloomberg Barclays Capital US Aggregate Bond Index. Because fixed income is a large part of the asset allocation for the KP Retirement Path Funds, especially closer to retirement, this outperformance had a positive impact on the relative performance of the KP Retirement Path Fund series.

The KP Retirement Path Funds achieve their real assets exposure through the use of a diversified collection of non-affiliated sub-funds each specializing in a different inflation-sensitive strategy. Collectively these strategies returned 15.94% over the measurement period versus 15.82% for their composite benchmark, resulting in relative outperformance of 0.12%. The seven underlying real assets funds had a wide range of returns, from 7.96% for the commodities fund to 28.10% for the US REIT fund. Because real assets are a relatively small part of the asset allocation for the KP Retirement Path Funds, they had a positive but de minimis impact on the relative performance across the series.

The KP Retirement Path Funds achieve their short-term fixed income exposure through the use of low-cost index strategies. These sub-funds performed in line with their benchmarks and did not have a material effect on the relative performance across the series.

The tables that follow detail the performance of each of the KP Retirement Path Funds for the periods ended December 31, 2019.

To determine if one of these funds is an appropriate investment for you, carefully consider the fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information may be found in the fund’s summary and full prospectuses, which may be obtained by calling (855)4-KPFNDS or by visiting the website at www.kp-funds.com. Please read the prospectus carefully before investing.

The KP Retirement Path Funds and the KP Core Funds are mutual funds. They are part of The KP Funds Series Trust, an open-end management investment company that offers shares of diversified portfolios. The funds are advised by Callan LLC, a registered investment advisor. They are administered by SEI Investments Global Funds Services and distributed by SEI investments Distribution Co., which are not affiliated with Callan LLC.

Only participants in the Kaiser Permanente defined contribution plans and 403(b) plans can invest in the funds.

There can be no assurance that a Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund’s target year. In addition, there is no guarantee that an investor’s investment in the fund will provide any income at or through the years following the Fund’s target year in amounts adequate to meet the investor’s goals or retirement needs.

Investing involves risk including loss of principal. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Mortgage-backed securities are subject to pre-payment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Non-investment grade bonds involve greater risks of default and are more volatile than investment grade securities, due to the speculative nature of the investment. International investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. These risks are heightened when investing in emerging markets or in a single state.

Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected. The use of leverage by the fund managers may accelerate the velocity of potential losses. Furthermore, the use of derivatives are often more volatile than other investments and magnify the Fund’s gains or losses. Diversification does not protect against market loss.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2019

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Definition of Comparitive Indices

The MSCI ACWI ex-US Investable Market Index (IMI) captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries. With 6,278 con-stituents, the index covers approximately 99% of the global equity opportunity set outside the US.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 151 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index and measures the performance of the U.S. investment grade bond market. It invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government and corporate, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

The Bloomberg Commodity Total Return index is calculated on an excess return basis and reflects returns on a fully collateralized investment in commodity futures price movements. The index rebalances annually weighted 2/3 by trading volume and 1/3 by world production and weight-caps are applied at the commodity, sector and group level for diversification. Roll period typically occurs from 6th-10th business day based on the roll schedule. The Index further combines these returns with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills to produce the fully collateralized returns.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a sub-set of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the Russell 3000 Index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Rus-sell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capital-ization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Index is based on market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ.

The components of the Custom Retirement Income Fund Benchmark were as follows: Russell 1000 Index (19.20%), Russell 2000 Index (3.40%), MSCI ACWI ex US IMI Net Dividend Index (7.80%), Bloomberg Barclays US Aggregate Bond Index (42.40%), S&P Global ex-U.S. REIT Net Dividend Index (1.00%), MSCI US REIT Index (2.00%), S&P Global Infrastructure Index (1.00%), S&P Global Natural Resources Index (1.00%), Bloomberg Commodity Index (1.00%), S&P/LSTA Leveraged Loan Index (1.00%), Bloomberg Barclays US TIPS Index (3.00%), Bloomberg Barclays US TIPS 0-5 Year Index (7.60%) and 3-Month US Treasury Bills (9.60%).

The components of the Custom Retirement 2020 Fund Benchmark were as follows: Russell 1000 Index (23.00%), Russell 2000 Index (4.80%), MSCI ACWI ex US IMI Net Dividend Index (10.60%), Bloomberg Barclays US Aggregate Bond Index (37.20%), S&P Global ex-U.S. REIT Net Dividend Index (1.00%), MSCI US REIT Index (2.00%), S&P Global Infrastructure Index (1.00%), S&P Global Natural Resources Index (1.00%), Bloomberg Commodity Index (1.00%), S&P/LSTA Leveraged Loan Index (1.00%), Bloomberg Barclays US TIPS Index (3.00%), Bloomberg Barclays US TIPS 0-5 Year Index (6.20%) and 3-Month US Treasury Bills (8.20%).

The components of the Custom Retirement 2025 Fund Benchmark were as follows: Russell 1000 Index (28.00%), Russell 2000 Index (6.80%), MSCI ACWI ex US IMI Net Dividend Index (14.60%), Bloomberg Barclays US Aggregate Bond Index (30.60%), S&P Global ex-U.S. REIT Net Dividend Index (1.00%), MSCI US REIT Index (2.00%), S&P Global Infrastructure Index (1.00%), S&P Global Natural Resources Index (1.00%), Bloomberg Commodity Index (1.00%), S&P/LSTA Leveraged Loan Index (1.00%), Bloomberg Barclays US TIPS Index (3.00%), Bloomberg Barclays US TIPS 0-5 Year Index (4.20%) and 3-Month US Treasury Bills (5.80%).

THE KP FUNDS	December 31, 2019

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

The components of the Custom Retirement 2030 Fund Benchmark were as follows: Russell 1000 Index (32.20%), Russell 2000 Index (8.80%), MSCI ACWI ex US IMI Net Dividend Index (19.00%), Bloomberg Barclays US Aggregate Bond Index (25.00%), S&P Global ex-U.S. REIT Net Dividend Index (0.96%), MSCI US REIT Index (1.92%), S&P Global Infrastructure Index (0.96%), S&P Global Natural Resources Index (0.96%), Bloomberg Commodity Index (0.96%), S&P/LSTA Leveraged Loan Index (0.96%), Bloomberg Barclays US TIPS Index (2.88%), Bloomberg Barclays US TIPS 0-5 Year Index (2.20%) and 3-Month US Treasury Bills (3.20%).

The components of the Custom Retirement 2035 Fund Benchmark were as follows: Russell 1000 Index (34.80%), Russell 2000 Index (10.80%), MSCI ACWI ex US IMI Net Dividend Index (23.60%), Bloomberg Barclays US Aggregate Bond Index (20.40%), S&P Global ex-U.S. REIT Net Dividend Index (0.86%), MSCI US REIT Index (1.72%), S&P Global Infrastructure Index (0.86%), S&P Global Natural Resources Index (0.86%), Bloomberg Commodity Index (0.86%), S&P/LSTA Leveraged Loan Index (0.86%), Bloomberg Barclays US TIPS Index (2.58%), Bloomberg Barclays US TIPS 0-5 Year Index (0.60%) and 3-Month US Treasury Bills (1.20%).

The components of the Custom Retirement 2040 Fund Benchmark were as follows: Russell 1000 Index (36.40%), Russell 2000 Index (12.40%), MSCI ACWI ex US IMI Net Dividend Index (27.20%), Bloomberg Barclays US Aggregate Bond Index (16.80%), S&P Global ex-U.S. REIT Net Dividend Index (0.72%), MSCI US REIT Index (1.44%), S&P Global Infrastructure Index (0.72%), S&P Global Natural Resources Index (0.72%), Bloomberg Commodity Index (0.72%), S&P/LSTA Leveraged Loan Index (0.72%), Bloomberg Barclays US TIPS Index (2.16%), Bloomberg Barclays US TIPS 0-5 Year Index (0.00%) and 3-Month US Treasury Bills (0.00%).

The components of the Custom Retirement 2045 Fund Benchmark were as follows: Russell 1000 Index (37.40%), Russell 2000 Index (13.40%), MSCI ACWI ex US IMI Net Dividend Index (29.40%), Bloomberg Barclays US Aggregate Bond Index (14.20%), S&P Global ex-U.S. REIT Net Dividend Index (0.56%), MSCI US REIT Index (1.12%), S&P Global Infrastructure Index (0.56%), S&P Global Natural Resources Index (0.56%), Bloomberg Commodity Index (0.56%), S&P/LSTA Leveraged Loan Index (0.56%), Bloomberg Barclays US TIPS Index (1.68%), Bloomberg Barclays US TIPS 0-5 Year Index (0.00%) and 3-Month US Treasury Bills (0.00%).

The components of the Custom Retirement 2050 Fund Benchmark were as follows: Russell 1000 Index (38.40%), Russell 2000 Index (14.00%), MSCI ACWI ex US IMI Net Dividend Index (30.40%), Bloomberg Barclays US Aggregate Bond Index (12.20%), S&P Global ex-U.S. REIT Net Dividend Index (0.50%), MSCI US REIT Index (1.00%), S&P Global Infrastructure Index (0.50%), S&P Global Natural Resources Index (0.50%), Bloomberg Commodity Index (0.50%), S&P/LSTA Leveraged Loan Index (0.50%), Bloomberg Barclays US TIPS Index (1.50%), Bloomberg Barclays US TIPS 0-5 Year Index (0.00%) and 3-Month US Treasury Bills (0.00%).

The components of the Custom Retirement 2055 Fund Benchmark were as follows: Russell 1000 Index (39.00%), Russell 2000 Index (14.00%), MSCI ACWI ex US IMI Net Dividend Index (31.00%), Bloomberg Barclays US Aggregate Bond Index (11.00%), S&P Global ex-U.S. REIT Net Dividend Index (0.50%), MSCI US REIT Index (1.00%), S&P Global Infrastructure Index (0.50%), S&P Global Natural Resources Index (0.50%), Bloomberg Commodity Index (0.50%), S&P/LSTA Leveraged Loan Index (0.50%), Bloomberg Barclays US TIPS Index (1.50%), Bloomberg Barclays US TIPS 0-5 Year Index (0.00%) and 3-Month US Treasury Bills (0.00%).

The components of the Custom Retirement 2060 Fund Benchmark were as follows: Russell 1000 Index (39.00%), Russell 2000 Index (14.00%), MSCI ACWI ex US IMI Net Dividend Index (31.00%), Bloomberg Barclays US Aggregate Bond Index (11.00%), S&P Global ex-U.S. REIT Net Dividend Index (0.50%), MSCI US REIT Index (1.00%), S&P Global Infrastructure Index (0.50%), S&P Global Natural Resources Index (0.50%), Bloomberg Commodity Index (0.50%), S&P/LSTA Leveraged Loan Index (0.50%), Bloomberg Barclays US TIPS Index (1.50%), Bloomberg Barclays US TIPS 0-5 Year Index (0.00%) and 3-Month US Treasury Bills (0.00%).

THE KP FUNDS	December 31, 2019

KP Retirement Path Retirement Income Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2020 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2025 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2030 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2035 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2040 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2045 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2050 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2055 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2060 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2065 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on May 24, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP International Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

†

The Fund changed it’s benchmark index to the MSCI ACWI ex-US IMI Index as of April 1, 2017. The Fund utilized the MSCI ACWI ex-US Index as it’s benchmark index through March 31, 2017. The performance data above are reflective of this change.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2019

KP Retirement Path Retirement Income Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 72.0%

KP Fixed Income Fund	19,561,932	$200,120

KP International Equity Fund	3,070,808	33,195

KP Large Cap Equity Fund	6,089,377	84,703

KP Small Cap Equity Fund	1,246,875	14,052

Total Affiliated Registered Investment Companies (Cost $314,770) (000)		332,070

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 28.0%

DFA Commodity Strategy Portfolio, Cl Institutional	847,387	4,695

DFA International Real Estate Securities, Cl Institutional	918,816	4,585

DFA Real Estate Securities Portfolio, Cl Institutional	223,561	9,147

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	299,622	4,728

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	462,755	4,577

T. Rowe Price New Era Fund, Cl Institutional	140,662	4,839

Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,305,348	13,758

Vanguard Short-Term Bond Index Fund, Cl Institutional	4,335,404	45,825

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	1,490,760	$36,822

Total Unaffiliated Registered Investment Companies (Cost $125,942) (000)		128,976

Total Investments In Securities — 100.0% (Cost $440,712) (000)		$461,046

Percentages are based on Net Assets of $461,025 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path Retirement Income Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$200,468	$43,806	$(55,076)	$10,548	$374	$200,120	19,561,932	$6,136	$1,224
KP International Equity Fund	32,947	5,057	(10,910)	5,103	998	33,195	3,070,808	793	136
KP Large Cap Equity Fund	78,597	16,460	(28,471)	12,950	5,167	84,703	6,089,377	1,164	2,959
KP Small Cap Equity Fund	12,946	3,712	(5,464)	2,477	381	14,052	1,246,875	106	385

Totals	$324,958	$69,035	$(99,921)	$31,078	$6,920	$332,070	29,968,992	$8,199	$4,704

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 74.9%

KP Fixed Income Fund	39,590,675	$405,013

KP International Equity Fund	9,911,771	107,146

KP Large Cap Equity Fund	17,155,788	238,637

KP Small Cap Equity Fund	4,215,710	47,511

Total Affiliated Registered Investment Companies (Cost $752,286) (000)		798,307

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 25.1%

DFA Commodity Strategy Portfolio, Cl Institutional	1,955,173	10,832

DFA International Real Estate Securities, Cl Institutional	2,119,275	10,575

DFA Real Estate Securities Portfolio, Cl Institutional	515,675	21,102

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	691,411	10,910

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,067,643	10,559

T. Rowe Price New Era Fund, Cl Institutional	324,594	11,166

Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,999,119	31,611

Vanguard Short-Term Bond Index Fund, Cl Institutional	8,567,899	90,563

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	2,825,587	$69,791

Total Unaffiliated Registered Investment Companies (Cost $261,102) (000)		267,109

Total Investments In Securities — 100.0% (Cost $1,013,388) (000)		$1,065,416

Percentages are based on Net Assets of $1,065,370 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2020 Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$384,055	$95,346	$(94,696)	$19,250	$1,058	$405,013	39,590,675	$12,415	$2,478
KP International Equity Fund	97,325	16,219	(25,113)	17,561	1,154	107,146	9,911,771	2,559	440
KP Large Cap Equity Fund	204,684	47,794	(62,581)	34,224	14,516	238,637	17,155,788	3,279	8,340
KP Small Cap Equity Fund	39,739	11,539	(12,722)	7,749	1,206	47,511	4,215,710	360	1,300

Totals	$725,803	$170,898	$(195,112)	$78,784	$17,934	$798,307	70,873,944	$18,613	$12,558

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 79.3%

KP Fixed Income Fund	44,450,849	$454,732

KP International Equity Fund	18,949,449	204,844

KP Large Cap Equity Fund	28,590,247	397,690

KP Small Cap Equity Fund	8,326,097	93,835

Total Affiliated Registered Investment Companies (Cost $1,072,164) (000)		1,151,101

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 20.7%

DFA Commodity Strategy Portfolio, Cl Institutional	2,665,438	14,767

DFA International Real Estate Securities, Cl Institutional	2,889,360	14,418

DFA Real Estate Securities Portfolio, Cl Institutional	702,938	28,764

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	942,718	14,876

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,455,736	14,397

T. Rowe Price New Era Fund, Cl Institutional	442,557	15,224

Vanguard Inflation-Protected Securities Fund, Cl Institutional	4,037,086	42,551

Vanguard Short-Term Bond Index Fund, Cl Institutional	8,585,223	90,746

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	2,650,987	$65,479

Total Unaffiliated Registered Investment Companies (Cost $294,296) (000)		301,222

Total Investments In Securities — 100.0% (Cost $1,366,460) (000)		$1,452,323

Percentages are based on Net Assets of $1,452,260 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2025 Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$395,872	$109,698	$(71,382)	$20,186	$358	$454,732	44,450,849	$13,904	$2,761
KP International Equity Fund	166,937	32,370	(27,486)	31,432	1,591	204,844	18,949,449	4,885	836
KP Large Cap Equity Fund	310,376	80,477	(68,093)	56,731	18,199	397,690	28,590,247	5,454	13,824
KP Small Cap Equity Fund	70,134	22,605	(14,926)	14,651	1,371	93,835	8,326,097	708	2,554

Totals	$943,319	$245,150	$(181,887)	$123,000	$21,519	$1,151,101	100,316,642	$24,951	$19,975

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 84.2%

KP Fixed Income Fund	36,603,989	$374,459

KP International Equity Fund	24,900,778	269,177

KP Large Cap Equity Fund	33,708,282	468,882

KP Small Cap Equity Fund	11,009,114	124,073

Total Affiliated Registered Investment Companies (Cost $1,142,498) (000)		1,236,591

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 15.8%

DFA Commodity Strategy Portfolio, Cl Institutional	2,632,268	14,583

DFA International Real Estate Securities, Cl Institutional	2,853,849	14,241

DFA Real Estate Securities Portfolio, Cl Institutional	694,346	28,413

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	930,858	14,689

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,437,654	14,218

T. Rowe Price New Era Fund, Cl Institutional	437,009	15,033

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,983,446	41,985

Vanguard Short-Term Bond Index Fund, Cl Institutional	4,862,993	51,402

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	1,508,608	$37,263

Total Unaffiliated Registered Investment Companies (Cost $225,938) (000)		231,827

Total Investments In Securities — 100.0% (Cost $1,368,436) (000)		$1,468,418

Percentages are based on Net Assets of $1,468,354 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2030 Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$317,485	$95,769	$(55,016)	$16,400	$(179)	$374,459	36,603,989	$11,452	$2,274
KP International Equity Fund	212,987	42,815	(28,925)	40,758	1,542	269,177	24,900,778	6,419	1,098
KP Large Cap Equity Fund	349,937	95,862	(61,487)	67,918	16,652	468,882	33,708,282	6,431	16,293
KP Small Cap Equity Fund	89,027	29,792	(15,093)	18,995	1,352	124,073	11,009,114	938	3,376

Totals	$969,436	$264,238	$(160,521)	$144,071	$19,367	$1,236,591	106,222,163	$25,240	$23,041

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 88.9%

KP Fixed Income Fund	33,491,072	$342,614

KP International Equity Fund	35,412,456	382,809

KP Large Cap Equity Fund	41,203,576	573,141

KP Small Cap Equity Fund	15,304,961	172,487

Total Affiliated Registered Investment Companies (Cost $1,348,684) (000)		1,471,051

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 11.1%

DFA Commodity Strategy Portfolio, Cl Institutional	2,653,854	14,702

DFA International Real Estate Securities, Cl Institutional	2,876,953	14,356

DFA Real Estate Securities Portfolio, Cl Institutional	699,990	28,644

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	938,524	14,810

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,449,387	14,334

T. Rowe Price New Era Fund, Cl Institutional	440,611	15,157

Vanguard Inflation-Protected Securities Fund, Cl Institutional	4,017,684	42,346

Vanguard Short-Term Bond Index Fund, Cl Institutional	2,427,927	25,663

Description	Shares	Value (000)

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	521,316	$12,877

Total Unaffiliated Registered Investment Companies (Cost $177,497) (000)		182,889

Total Investments In Securities — 100.0% (Cost $1,526,181) (000)		$1,653,940

Percentages are based on Net Assets of $1,653,869 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2035 Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$287,371	$90,245	$(49,582)	$14,908	$(328)	$342,614	33,491,072	$10,476	$2,083
KP International Equity Fund	293,919	60,721	(30,557)	57,076	1,650	382,809	35,412,456	9,127	1,563
KP Large Cap Equity Fund	420,244	115,774	(64,421)	83,915	17,629	573,141	41,203,576	7,859	19,929
KP Small Cap Equity Fund	121,373	40,873	(17,496)	26,158	1,579	172,487	15,304,961	1,303	4,696

Totals	$1,122,907	$307,613	$(162,056)	$182,057	$20,530	$1,471,051	125,412,065	$28,765	$28,271

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 92.5%

KP Fixed Income Fund	25,322,521	$259,049

KP International Equity Fund	38,075,069	411,591

KP Large Cap Equity Fund	39,962,434	555,878

KP Small Cap Equity Fund	16,546,341	186,477

Total Affiliated Registered Investment Companies (Cost $1,290,490) (000)		1,412,995

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 7.5%

DFA Commodity Strategy Portfolio, Cl Institutional	2,113,364	11,708

DFA International Real Estate Securities, Cl Institutional	2,291,761	11,436

DFA Real Estate Securities Portfolio, Cl Institutional	557,723	22,823

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	747,150	11,790

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,154,333	11,416

T. Rowe Price New Era Fund, Cl Institutional	350,769	12,066

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,194,004	33,665

Total Unaffiliated Registered Investment Companies (Cost $111,055) (000)		114,904

Total Investments In Securities — 100.0% (Cost $1,401,545) (000)		$1,527,899

Percentages are based on Net Assets of $1,527,834 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2040 Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$216,689	$70,542	$(39,071)	$11,348	$(459)	$259,049	25,322,521	$7,922	$1,574
KP International Equity Fund	310,602	67,927	(29,057)	60,895	1,224	411,591	38,075,069	9,813	1,679
KP Large Cap Equity Fund	403,097	114,995	(59,342)	80,994	16,134	555,878	39,962,434	7,623	19,314
KP Small Cap Equity Fund	127,786	46,228	(16,726)	27,849	1,340	186,477	16,546,341	1,409	5,073

Totals	$1,058,174	$299,692	$(144,196)	$181,086	$18,239	$1,412,995	119,906,365	$26,767	$27,640

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.3%

KP Fixed Income Fund	16,850,320	$172,379

KP International Equity Fund	33,140,429	358,248

KP Large Cap Equity Fund	32,564,984	452,979

KP Small Cap Equity Fund	14,196,487	159,994

Total Affiliated Registered Investment Companies (Cost $1,051,324) (000)		1,143,600

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.7%

DFA Commodity Strategy Portfolio, Cl Institutional	1,280,427	7,094

DFA International Real Estate Securities, Cl Institutional	1,388,221	6,927

DFA Real Estate Securities Portfolio, Cl Institutional	337,792	13,822

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	452,780	7,145

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	699,356	6,917

T. Rowe Price New Era Fund, Cl Institutional	212,566	7,312

Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,928,285	20,324

Total Unaffiliated Registered Investment Companies (Cost $67,408) (000)		69,541

Total Investments In Securities — 100.0% (Cost $1,118,732) (000)		$1,213,141

Percentages are based on Net Assets of $1,213,088 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2045 Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$140,263	$51,546	$(26,431)	$7,505	$(504)	$172,379	16,850,320	$5,269	$1,046
KP International Equity Fund	257,387	72,083	(23,482)	52,293	(33)	358,248	33,140,429	8,536	1,460
KP Large Cap Equity Fund	317,525	104,242	(45,846)	64,525	12,533	452,979	32,564,984	6,208	15,719
KP Small Cap Equity Fund	105,932	43,222	(13,508)	23,310	1,038	159,994	14,196,487	1,208	4,346

Totals	$821,107	$271,093	(109,267)	$147,633	$13,034	$1,143,600	96,752,220	$21,221	$22,571

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%

KP Fixed Income Fund	9,134,586	$93,447

KP International Equity Fund	21,527,736	232,715

KP Large Cap Equity Fund	21,003,614	292,160

KP Small Cap Equity Fund	9,456,718	106,577

Total Affiliated Registered Investment Companies (Cost $674,911) (000)		724,899

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%

DFA Commodity Strategy Portfolio, Cl Institutional	694,739	3,849

DFA International Real Estate Securities, Cl Institutional	753,053	3,758

DFA Real Estate Securities Portfolio, Cl Institutional	183,175	7,495

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	245,773	3,878

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	379,451	3,753

T. Rowe Price New Era Fund, Cl Institutional	115,380	3,969

Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,039,377	10,955

Total Unaffiliated Registered Investment Companies (Cost $36,660) (000)		37,657

Total Investments In Securities — 100.0% (Cost $711,571) (000)		$762,556

Percentages are based on Net Assets of $762,520 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2050 Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$70,886	$33,360	$(14,318)	$3,749	$(230)	$93,447	9,134,586	$2,853	$566
KP International Equity Fund	156,804	60,097	(16,842)	32,031	625	232,715	21,527,736	5,539	946
KP Large Cap Equity Fund	192,103	82,965	(30,390)	41,682	5,800	292,160	21,003,614	3,999	10,116
KP Small Cap Equity Fund	65,283	35,308	(9,259)	14,880	365	106,577	9,456,718	804	2,889

Totals	$485,076	$211,730	$(70,809)	$92,342	$6,560	$724,899	61,122,654	$13,195	$14,517

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%

KP Fixed Income Fund	2,968,297	$30,366

KP International Equity Fund	8,222,830	88,889

KP Large Cap Equity Fund	7,979,630	110,996

KP Small Cap Equity Fund	3,519,265	39,662

Total Affiliated Registered Investment Companies (Cost $257,926) (000)		269,913

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%

DFA Commodity Strategy Portfolio, Cl Institutional	259,446	1,437

DFA International Real Estate Securities, Cl Institutional	281,272	1,404

DFA Real Estate Securities Portfolio, Cl Institutional	68,396	2,798

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	91,800	1,449

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	141,717	1,402

T. Rowe Price New Era Fund, Cl Institutional	43,095	1,482

Vanguard Inflation-Protected Securities Fund, Cl Institutional	383,646	4,044

Total Unaffiliated Registered Investment Companies (Cost $13,691) (000)		14,016

Total Investments In Securities — 100.0% (Cost $271,617) (000)		$283,929

Percentages are based on Net Assets of $283,913 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2055 Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$20,678	$13,543	$(4,882)	$1,049	$(22	) $	30,366	2,968,297	$925	$183
KP International Equity Fund	51,895	32,646	(7,138)	10,543	943		88,889	8,222,830	2,111	359
KP Large Cap Equity Fund	63,325	43,101	(11,791)	13,955	2,406		110,996	7,979,630	1,516	3,825
KP Small Cap Equity Fund	21,226	16,984	(3,686)	4,931	207		39,662	3,519,265	299	1,070

Totals	$157,124	$106,274	$(27,497)	$30,478	$3,534		$269,913	22,690,022	$4,851	$5,437

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%

KP Fixed Income Fund	608,291	$6,223

KP International Equity Fund	1,684,819	18,213

KP Large Cap Equity Fund	1,635,018	22,743

KP Small Cap Equity Fund	721,095	8,127

Total Affiliated Registered Investment Companies (Cost $53,412) (000)		55,306

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%

DFA Commodity Strategy Portfolio, Cl Institutional	53,368	296

DFA International Real Estate Securities, Cl Institutional	57,867	289

DFA Real Estate Securities Portfolio, Cl Institutional	14,074	575

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	18,882	298

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	29,156	288

T. Rowe Price New Era Fund, Cl Institutional	8,862	305

Vanguard Inflation-Protected Securities Fund, Cl Institutional	77,872	821

Total Unaffiliated Registered Investment Companies (Cost $2,803) (000)		2,872

Total Investments In Securities — 100.0% (Cost $56,215) (000)		$58,178

Percentages are based on Net Assets of 58,175 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2060 Fund

The following is a summary of the transactions with affiliates for the year ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$4,226	$3,285	$(1,502)	$229	$(15)	$6,223	608,291	$190	$38
KP International Equity Fund	10,591	8,146	(2,870)	2,474	(128)	18,213	1,684,819	433	74
KP Large Cap Equity Fund	12,924	10,666	(4,189)	3,183	159	22,743	1,635,018	311	783
KP Small Cap Equity Fund	4,331	4,141	(1,394)	1,245	(196)	8,127	721,095	61	219

Totals	$32,072	$26,238	$(9,955)	$7,131	$(180)	$55,306	4,649,223	$995	$1,114

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2065 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.2%

KP Fixed Income Fund	140,560	$1,438

KP International Equity Fund	389,351	4,209

KP Large Cap Equity Fund	377,815	5,255

KP Small Cap Equity Fund	166,655	1,878

Total Affiliated Registered Investment Companies (Cost $12,071) (000)		12,780

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%

DFA Commodity Strategy Portfolio, Cl Institutional	12,318	68

DFA International Real Estate Securities, Cl Institutional	13,348	67

DFA Real Estate Securities Portfolio, Cl Institutional	3,251	133

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	4,355	69

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	6,726	67

T. Rowe Price New Era Fund, Cl Institutional	2,046	70

Vanguard Inflation-Protected Securities Fund, Cl Institutional	18,061	190

Total Unaffiliated Registered Investment Companies (Cost $652) (000)		664

Total Investments In Securities — 100.1% (Cost $12,723) (000)		$13,444

Percentages are based on Net Assets of $13,425 (000).

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Retirement Path 2065 Fund

The following is a summary of the transactions with affiliates for the period ended December 31, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$—	$1,693	$(259)	$(5)	$9	$1,438	140,560	$44	$9
KP International Equity Fund	—	4,271	(390)	304	24	4,209	389,351	99	17
KP Large Cap Equity Fund	—	5,430	(531)	317	39	5,255	377,815	71	183
KP Small Cap Equity Fund	—	1,952	(176)	93	9	1,878	166,655	14	51

Totals	$—	$13,346	$(1,356)	$709	$81	$12,780	1,074,381	$228	$260

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 97.8%

Communication Services — 10.5%

Activision Blizzard	75,962	$4,514

Alphabet, Cl A*	51,975	69,615

Alphabet, Cl C*	32,363	43,270

AMC Networks, Cl A*	42,682	1,686

AT&T	381,231	14,899

CenturyLink	31,130	411

Charter Communications, Cl A*	5,173	2,509

Comcast, Cl A	636,562	28,626

Discovery, Cl A*	5,793	190

Discovery, Cl C*	70,960	2,164

DISH Network, Cl A*	7,986	283

Electronic Arts*	59,542	6,401

Facebook, Cl A*	381,100	78,221

Fox	11,168	414

Fox	5,776	210

IAC*	19,967	4,974

Interpublic Group of Companies	14,426	333

Live Nation Entertainment*	4,600	329

Netflix*	37,910	12,267

News, Cl A	14,068	199

News, Cl B	5,200	75

Omnicom Group	17,290	1,401

Sinclair Broadcast Group, Cl A	19,939	665

Spotify Technology*	42,622	6,374

Take-Two Interactive Software*	18,929	2,317

Tencent Holdings ADR	285,504	13,707

Description	Shares	Value (000)

Tencent Music Entertainment Group ADR*	181,219	$2,128

T-Mobile US*	10,100	792

TripAdvisor	35,702	1,085

Twitter*	24,690	791

Verizon Communications	351,368	21,574

ViacomCBS, Cl B	88,503	3,714

Walt Disney	58,177	8,414

		334,552

Consumer Discretionary — 10.4%

Advance Auto Parts	14,810	2,372

Alibaba Group Holding ADR*	74,702	15,844

Amazon.com*	53,038	98,006

Aptiv	151,199	14,359

Aramark	14,808	643

AutoZone*	3,795	4,521

Best Buy	44,367	3,895

Booking Holdings*	6,478	13,304

BorgWarner	6,497	282

Capri Holdings*	5,413	207

CarMax*	5,290	464

Carnival	12,707	646

Carvana, Cl A*	18,100	1,666

Chipotle Mexican Grill, Cl A*	1,168	978

Darden Restaurants	12,835	1,399

Dollar General	65,377	10,198

Dollar Tree*	7,601	715

DR Horton	10,695	564

eBay	189,763	6,852

Expedia Group	4,480	485

Extended Stay America	38,102	566

Ford Motor	148,739	1,383

Gap	8,162	144

Garmin	8,518	831

General Motors	107,742	3,943

Genuine Parts	4,615	490

Graham Holdings, Cl B	876	560

H&R Block	7,576	178

Hanesbrands	41,060	610

Harley-Davidson	21,405	796

Hasbro	4,401	465

Hilton Worldwide Holdings	87,027	9,652

Home Depot	90,313	19,723

Kohl’s	41,792	2,129

L Brands	8,325	151

Las Vegas Sands	22,734	1,570

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund

Description	Shares	Value (000)

Lear	27,150	$3,725

Leggett & Platt	4,746	241

Lennar, Cl A	9,095	507

LKQ*	9,700	346

Lowe’s	54,529	6,530

Lululemon Athletica*	30,487	7,063

Macy’s	10,642	181

Marriott International, Cl A	8,764	1,327

McDonald’s	28,774	5,686

MGM Resorts International	16,600	552

Mohawk Industries*	1,901	259

Newell Brands	13,100	252

NIKE, Cl B	116,794	11,832

Nordstrom	3,749	153

Norwegian Cruise Line Holdings*	112,850	6,592

NVR*	686	2,613

O’Reilly Automotive*	7,670	3,361

Planet Fitness, Cl A*	19,617	1,465

PulteGroup	88,398	3,430

PVH	2,642	278

Qurate Retail*	74,357	627

Ralph Lauren, Cl A	17,094	2,004

Restaurant Brands International	44,494	2,837

Ross Stores	89,870	10,463

Royal Caribbean Cruises	5,492	733

Skechers U.S.A., Cl A*	118,834	5,132

Starbucks	105,249	9,254

Tapestry	62,770	1,693

Target	53,131	6,812

Tiffany	3,492	467

TJX	80,835	4,936

Tractor Supply	32,089	2,998

Ulta Beauty*	7,378	1,868

Under Armour, Cl A*	6,400	138

Under Armour, Cl C*	6,520	125

Vail Resorts	4,925	1,181

VF	10,414	1,038

Whirlpool	5,434	802

Wynn Resorts	14,977	2,080

Yum! Brands	9,711	978

		333,150

Consumer Staples — 5.9%

Altria Group	109,136	5,447

Archer-Daniels-Midland	103,505	4,797

Brown-Forman, Cl B	6,405	433

Bunge	35,699	2,054

Description	Shares	Value (000)

Bunge	45,066	$2,594

Campbell Soup	5,813	287

Church & Dwight	33,851	2,381

Clorox	4,025	618

Coca-Cola	156,362	8,655

Colgate-Palmolive	101,627	6,996

Conagra Brands	15,442	529

Constellation Brands, Cl A	5,362	1,017

Costco Wholesale	15,447	4,540

Coty, Cl A	9,699	109

Danone	30,059	2,492

Diageo	191,358	8,112

Estee Lauder, Cl A	19,842	4,098

General Mills	28,492	1,526

Hershey	4,756	699

Hormel Foods	8,770	396

Ingredion	21,716	2,019

JM Smucker	22,011	2,292

Kellogg	7,915	547

Kimberly-Clark	43,299	5,956

Kraft Heinz	19,835	637

Kroger	84,745	2,457

Lamb Weston Holdings	5,100	439

McCormick	3,911	664

Molson Coors Brewing, Cl B	37,105	2,000

Mondelez International, Cl A	46,417	2,557

Monster Beverage*	92,776	5,896

Nestle	88,394	9,570

PepsiCo	104,661	14,304

Philip Morris International	166,155	14,138

Pilgrim’s Pride*	13,130	430

Post Holdings*	15,052	1,642

Procter & Gamble	232,523	29,042

Reckitt Benckiser Group	29,825	2,421

Sysco	61,178	5,233

Tyson Foods, Cl A	112,206	10,215

Walgreens Boots Alliance	41,668	2,457

Walmart	136,391	16,209

		188,905

Energy — 2.4%

Apache	12,896	330

Baker Hughes, Cl A	22,823	585

Cabot Oil & Gas	15,334	267

Chevron	148,832	17,936

Cimarex Energy	3,836	201

Concho Resources	43,423	3,803

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund

Description	Shares	Value (000)

ConocoPhillips	112,902	$7,342

Devon Energy	57,787	1,501

Diamondback Energy	5,700	529

EOG Resources	67,579	5,660

Exxon Mobil	200,467	13,989

Halliburton	27,936	684

Helmerich & Payne	3,887	177

Hess	8,196	548

HollyFrontier	5,250	266

Kinder Morgan	62,462	1,322

Marathon Oil	161,140	2,188

Marathon Petroleum	21,086	1,270

National Oilwell Varco	13,246	332

Noble Energy	15,016	373

Occidental Petroleum	28,628	1,180

ONEOK	13,182	997

Phillips 66	14,445	1,609

Pioneer Natural Resources	21,855	3,308

Schlumberger	52,082	2,094

Suncor Energy	143,215	4,694

TechnipFMC	13,112	281

Valero Energy	33,257	3,114

Williams	38,792	920

		77,500

Financials — 14.1%

Aflac	58,604	3,100

Allstate	88,453	9,947

American Express	66,012	8,218

American Financial Group	23,865	2,617

American International Group	27,956	1,435

American National Insurance	2,901	341

Ameriprise Financial	19,636	3,271

Aon	71,923	14,981

Arch Capital Group*	25,569	1,097

Arthur J Gallagher	5,938	565

Associated Banc-Corp	74,497	1,642

Assurant	1,927	253

Assured Guaranty	48,269	2,366

Athene Holding, Cl A*	46,223	2,174

Axis Capital Holdings	8,781	522

Bank of America	477,888	16,831

Bank of New York Mellon	125,075	6,295

BankUnited	14,359	525

Berkshire Hathaway, Cl B*	108,279	24,525

BlackRock, Cl A	14,557	7,318

Capital One Financial	62,995	6,483

Description	Shares	Value (000)

Cboe Global Markets	3,500	$420

Charles Schwab	116,999	5,564

Chubb	90,803	14,134

Cincinnati Financial	4,787	503

CIT Group	25,612	1,169

Citigroup	267,041	21,334

Citizens Financial Group	86,899	3,529

CME Group, Cl A	11,510	2,310

CNA Financial	22,684	1,016

Comerica	60,515	4,342

Discover Financial Services	42,076	3,569

E*TRADE Financial	7,875	357

Evercore, Cl A	13,544	1,013

Everest Re Group	10,950	3,031

Fidelity National Financial	21,440	972

Fifth Third Bancorp	83,479	2,566

First American Financial	25,021	1,459

First Citizens BancShares, Cl A	4,742	2,524

First Republic Bank	5,377	632

Franklin Resources	10,632	276

Globe Life	3,487	367

Goldman Sachs Group	57,238	13,161

Hanover Insurance Group	24,737	3,381

Hartford Financial Services Group	70,932	4,311

Huntington Bancshares	32,976	497

Intercontinental Exchange	69,580	6,440

Invesco	14,873	267

JPMorgan Chase	372,089	51,869

KeyCorp	31,934	646

Lincoln National	6,957	411

Loews	8,233	432

LPL Financial Holdings	19,844	1,831

M&T Bank	4,224	717

MarketAxess Holdings	1,200	455

Marsh & McLennan	92,411	10,296

Mercury General	34,029	1,658

MetLife	237,198	12,090

MGIC Investment	396,899	5,624

Moody’s	26,783	6,359

Morgan Stanley	40,403	2,065

Morningstar	588	89

MSCI, Cl A	2,700	697

Nasdaq	66,246	7,095

Northern Trust	6,868	730

Old Republic International	8,671	194

PacWest Bancorp	4,991	191

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund

Description	Shares	Value (000)

People’s United Financial	16,454	$278

PNC Financial Services Group	68,922	11,002

Popular	129,516	7,609

Principal Financial Group	9,077	499

Progressive	58,142	4,209

Prudential Financial	12,854	1,205

Raymond James Financial	3,900	349

Regions Financial	160,888	2,761

Reinsurance Group of America, Cl A	21,882	3,568

S&P Global	11,502	3,141

Santander Consumer USA Holdings	36,998	865

Signature Bank	1,217	166

State Street	72,420	5,728

SVB Financial Group*	1,600	402

Synchrony Financial	202,298	7,285

Synovus Financial	4,486	176

T Rowe Price Group	30,665	3,736

TD Ameritrade Holding	45,803	2,276

Travelers	103,889	14,228

Truist Financial	235,175	13,245

Umpqua Holdings	41,663	737

Unum Group	13,989	408

US Bancorp	257,712	15,280

Voya Financial	7,261	443

Wells Fargo	517,256	27,828

White Mountains Insurance Group	226	252

Willis Towers Watson	4,122	832

Wintrust Financial	31,832	2,257

WR Berkley	5,200	359

XP, Cl A*	16,170	623

Zions Bancorp	38,459	1,997

		450,843

Health Care — 14.4%

Abbott Laboratories	222,324	19,311

AbbVie	99,223	8,785

ABIOMED*	3,144	536

Agilent Technologies	53,906	4,599

Alexion Pharmaceuticals*	88,363	9,556

Align Technology*	9,177	2,561

Allergan	32,035	6,124

AmerisourceBergen, Cl A	22,848	1,943

Amgen	22,612	5,451

Anthem	14,369	4,340

Avantor*	189,772	3,444

Baxter International	63,177	5,283

Becton Dickinson	48,636	13,228

Description	Shares	Value (000)

Biogen*	34,387	$10,204

Boston Scientific*	44,828	2,027

Bristol-Myers Squibb	101,257	6,500

Cardinal Health	33,139	1,676

Centene*	94,311	5,929

Cerner	10,158	746

Charles River Laboratories International*	1,384	211

Cigna	134,718	27,549

Cooper	5,743	1,845

CVS Health	41,908	3,113

Danaher	87,740	13,466

DaVita*	3,348	251

DENTSPLY SIRONA	7,849	444

Edwards Lifesciences*	6,682	1,559

Eli Lilly	29,489	3,876

Exelixis*	74,818	1,318

Gilead Sciences	139,981	9,096

HCA Healthcare	76,523	11,311

Henry Schein*	5,153	344

Hill-Rom Holdings	16,331	1,854

Hologic*	63,117	3,295

Humana*	29,383	10,769

IDEXX Laboratories*	2,712	708

Illumina*	4,751	1,576

Incyte*	31,382	2,740

Insulet*	8,960	1,534

Integra LifeSciences Holdings*	26,347	1,536

Intuitive Surgical*	23,203	13,716

IQVIA Holdings*	5,800	896

Jazz Pharmaceuticals*	5,188	774

Johnson & Johnson	319,969	46,674

Laboratory Corp of America Holdings*	3,103	525

Masimo*	11,201	1,770

McKesson	81,388	11,258

MEDNAX*	37,983	1,056

Medtronic	267,066	30,299

Merck	222,259	20,214

Mettler-Toledo International*	800	635

Mylan*	141,381	2,842

Novartis	13,993	1,329

PerkinElmer	3,496	339

Perrigo	4,232	219

Pfizer	621,124	24,336

Quest Diagnostics	4,262	455

Regeneron Pharmaceuticals*	7,012	2,633

ResMed	4,574	709

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund

Description	Shares	Value (000)

Roche Holding	7,975	$2,587

STERIS	2,700	412

Stryker	70,110	14,719

Teleflex	3,959	1,490

Thermo Fisher Scientific	62,467	20,294

United Therapeutics*	2,594	229

UnitedHealth Group	81,568	23,979

Universal Health Services, Cl B	2,600	373

Varian Medical Systems*	4,178	593

Veeva Systems, Cl A*	18,209	2,561

Vertex Pharmaceuticals*	71,765	15,713

Waters*	2,159	504

WellCare Health Plans*	1,600	528

Zimmer Biomet Holdings	30,876	4,622

Zoetis, Cl A	15,372	2,035

		461,956

Industrials — 9.8%

3M	46,518	8,207

Acuity Brands	7,573	1,045

AGCO	11,600	896

Alaska Air Group	25,643	1,737

Allegion	3,256	406

Allison Transmission Holdings	57,894	2,797

American Airlines Group	13,749	394

AMETEK	7,262	724

AO Smith	5,200	248

Arconic	13,555	417

Armstrong World Industries	16,690	1,568

Boeing	100,412	32,710

Canadian National Railway	32,490	2,939

Caterpillar	39,513	5,835

CH Robinson Worldwide	4,264	333

Cintas	2,676	720

Clean Harbors*	8,516	730

Copa Holdings, Cl A	1,631	176

Copart*	6,400	582

CoStar Group*	10,265	6,142

Crane	17,711	1,530

CSX	25,704	1,860

Cummins	37,577	6,725

Curtiss-Wright	4,128	582

Deere	10,167	1,762

Delta Air Lines	101,093	5,912

Dover	4,663	537

Eaton	125,899	11,925

Emerson Electric	19,718	1,504

Description	Shares	Value (000)

Equifax	38,242	$5,359

Expeditors International of Washington	5,958	465

Fastenal	18,318	677

FedEx	7,666	1,159

Flowserve	4,743	236

Fortive	9,439	721

Fortune Brands Home & Security	5,200	340

Gardner Denver Holdings*	45,538	1,670

General Dynamics	10,805	1,906

General Electric	281,176	3,138

HD Supply Holdings*	20,146	810

Honeywell International	142,628	25,245

Hubbell, Cl B	12,579	1,859

Huntington Ingalls Industries	10,761	2,700

IDEX	10,904	1,876

IHS Markit*	12,851	968

Illinois Tool Works	63,436	11,395

Ingersoll-Rand	69,286	9,210

ITT	41,270	3,050

Jacobs Engineering Group	4,730	425

JB Hunt Transport Services	26,018	3,038

JetBlue Airways*	115,074	2,154

Johnson Controls International	188,390	7,669

Kansas City Southern	3,192	489

L3Harris Technologies	23,531	4,656

Lockheed Martin	33,178	12,919

ManpowerGroup	5,668	550

Masco	21,460	1,030

Nielsen Holdings	13,000	264

Norfolk Southern	23,324	4,528

Northrop Grumman	51,223	17,619

nVent Electric	20,088	514

Old Dominion Freight Line	2,300	437

Oshkosh	66,801	6,323

PACCAR	22,490	1,779

Parker-Hannifin	18,414	3,790

Pentair	27,665	1,269

Quanta Services	5,476	223

Raytheon	13,908	3,056

Regal Beloit	20,237	1,733

Republic Services, Cl A	6,771	607

Robert Half International	8,653	546

Rockwell Automation	3,742	758

Rollins	5,250	174

Roper Technologies	3,373	1,195

Snap-on	2,029	344

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund

Description	Shares	Value (000)

Southwest Airlines	72,605	$3,919

Spirit AeroSystems Holdings, Cl A	45,520	3,318

Stanley Black & Decker	44,292	7,341

Teledyne Technologies*	7,270	2,519

Textron	8,014	357

Timken	21,188	1,193

TransDigm Group	1,600	896

Uber Technologies*	37,963	1,129

Union Pacific	63,589	11,496

United Airlines Holdings*	67,739	5,967

United Parcel Service, Cl B	22,450	2,628

United Rentals*	2,429	405

United Technologies	81,344	12,182

Verisk Analytics, Cl A	16,467	2,459

Waste Management	30,326	3,456

WESCO International*	29,780	1,769

Westinghouse Air Brake Technologies	6,390	497

WW Grainger	1,565	530

Xylem	6,322	498

		314,375

Information Technology — 22.6%

Accenture, Cl A	94,292	19,855

Adobe*	37,414	12,340

Advanced Micro Devices*	132,500	6,076

Akamai Technologies*	32,620	2,818

Alliance Data Systems	11,624	1,304

Amdocs	65,795	4,750

Amphenol, Cl A	9,560	1,035

Analog Devices	65,259	7,755

ANSYS*	2,634	678

Apple	373,351	109,635

Applied Materials	142,422	8,693

Arista Networks*	1,900	386

Arrow Electronics*	51,615	4,374

ASML Holding, Cl G	27,792	8,225

Aspen Technology*	16,776	2,029

Atlassian, Cl A*	4,254	512

Autodesk*	7,005	1,285

Automatic Data Processing	13,968	2,382

Avnet	115,154	4,887

Black Knight*	27,246	1,757

Booz Allen Hamilton Holding, Cl A	30,757	2,188

Broadcom	25,638	8,102

Broadridge Financial Solutions	3,596	444

CACI International, Cl A*	8,231	2,058

Description	Shares	Value (000)

Cadence Design Systems*	58,833	$4,081

CDW	24,688	3,526

Ciena*	38,727	1,653

Cisco Systems	355,205	17,036

Citrix Systems	4,342	482

Cognizant Technology Solutions, Cl A	85,593	5,308

Corning	24,923	726

Dell Technologies, Cl C*	17,277	888

Dropbox, Cl A*	106,704	1,911

DXC Technology	40,770	1,533

EPAM Systems*	6,879	1,459

F5 Networks*	9,004	1,257

Fidelity National Information Services	117,201	16,301

Fiserv*	92,509	10,697

FleetCor Technologies*	2,803	806

FLIR Systems	5,047	263

Fortinet*	28,217	3,012

Gartner*	2,867	442

Global Payments	103,408	18,878

Hewlett Packard Enterprise	41,645	661

HP	75,350	1,548

Intel	313,243	18,748

International Business Machines	66,281	8,884

Intuit	96,149	25,184

IPG Photonics*	1,300	188

Jabil	66,521	2,749

Jack Henry & Associates	2,700	393

Juniper Networks	10,780	266

Keysight Technologies*	28,517	2,927

KLA	5,076	904

Lam Research	23,535	6,882

Leidos Holdings	4,300	421

Manhattan Associates*	12,004	957

Marvell Technology Group	228,528	6,070

Mastercard, Cl A	65,888	19,674

Maxim Integrated Products	38,602	2,374

Microchip Technology	7,646	801

Micron Technology*	136,511	7,342

Microsoft	803,561	126,722

Motorola Solutions	5,250	846

National Instruments	14,745	624

NetApp	7,594	473

NortonLifeLock	19,937	509

NVIDIA	32,596	7,670

NXP Semiconductors	20,529	2,613

Okta, Cl A*	10,403	1,200

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund

Description	Shares	Value (000)

Oracle	188,205	$9,971

Paychex	10,267	873

Paycom Software*	4,207	1,114

Paylocity Holding*	12,704	1,535

PayPal Holdings*	165,761	17,930

Perspecta	40,912	1,082

Proofpoint*	14,841	1,703

Qorvo*	41,298	4,800

QUALCOMM	103,436	9,126

salesforce.com*	93,583	15,220

Seagate Technology	7,469	444

ServiceNow*	27,197	7,678

Skyworks Solutions	27,604	3,337

Slack Technologies, Cl A*	75,437	1,696

Splunk*	51,614	7,730

SS&C Technologies Holdings	8,573	526

Synopsys*	21,085	2,935

TE Connectivity	10,763	1,032

Texas Instruments	144,967	18,598

VeriSign*	17,570	3,385

Visa, Cl A	239,062	44,920

VMware, Cl A*	42,032	6,380

Western Digital	10,401	660

Western Union	13,363	358

Workday, Cl A*	25,866	4,254

Xerox Holdings	67,167	2,476

Xilinx	11,053	1,081

Zebra Technologies, Cl A*	10,684	2,729

Zoom Video Communications, Cl A*	1,306	89

		725,119

Materials — 2.1%

Air Products & Chemicals	7,118	1,673

Albemarle	4,100	300

Amcor	51,640	560

Avery Dennison	2,668	349

Ball	10,561	683

Berry Global Group*	36,351	1,726

Cabot	17,210	818

Celanese, Cl A	3,900	480

CF Industries Holdings	43,073	2,056

Corteva	46,239	1,367

Domtar	30,549	1,168

Dow	23,852	1,305

DuPont de Nemours	107,537	6,904

Eastman Chemical	27,234	2,159

Ecolab	8,067	1,557

Description	Shares	Value (000)

FMC	4,132	$412

Freeport-McMoRan	46,148	605

International Flavors & Fragrances	3,342	431

International Paper	67,478	3,107

Linde	17,417	3,708

LyondellBasell Industries, Cl A	54,044	5,106

Martin Marietta Materials	2,000	559

Mosaic	12,681	274

NewMarket	5,476	2,664

Newmont Goldcorp	26,230	1,140

Nucor	9,642	543

Packaging Corp of America	3,282	368

PPG Industries	91,589	12,226

Sealed Air	5,942	237

Sherwin-Williams	18,052	10,534

Steel Dynamics	51,676	1,759

Vulcan Materials	4,227	609

Westrock	8,878	381

		67,768

Real Estate — 1.9%

Alexandria Real Estate Equities‡	3,600	582

American Tower, Cl A‡	27,133	6,236

Apartment Investment & Management, Cl A‡	5,556	287

AvalonBay Communities‡	15,334	3,216

Boston Properties‡	19,076	2,630

Camden Property Trust‡	15,573	1,652

CBRE Group, Cl A*	47,211	2,894

Corporate Office Properties Trust‡	52,163	1,533

Cousins Properties‡	40,308	1,661

Crown Castle International‡	13,373	1,901

Digital Realty Trust‡	6,700	802

Douglas Emmett‡	39,309	1,726

Duke Realty‡	65,595	2,274

Equinix‡	2,771	1,617

Equity Commonwealth‡	52,397	1,720

Equity LifeStyle Properties‡	26,218	1,845

Equity Residential‡	16,493	1,335

Essex Property Trust‡	2,132	641

Extra Space Storage‡	4,100	433

Federal Realty Investment Trust‡	2,400	309

Gaming and Leisure Properties‡	44,178	1,902

Healthpeak Properties‡	15,595	538

Host Hotels & Resorts‡	23,118	429

Iron Mountain‡	9,986	318

Kimco Realty‡	14,545	301

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund

Description	Shares	Value (000)

Medical Properties Trust‡	87,990	$1,857

Mid-America Apartment Communities‡	14,067	1,855

Outfront Media‡	22,645	607

Park Hotels & Resorts‡	22,994	595

Prologis‡	49,993	4,456

Public Storage‡	13,742	2,927

Realty Income‡	10,200	751

Regency Centers‡	5,300	334

Retail Properties of America, Cl A‡	24,010	322

SBA Communications, Cl A‡	3,635	876

Simon Property Group‡	9,903	1,475

SL Green Realty‡	2,800	257

UDR‡	10,300	481

Ventas‡	11,913	688

Vornado Realty Trust‡	48,065	3,196

Welltower‡	12,983	1,062

Weyerhaeuser‡	23,787	718

		61,239

Utilities — 3.7%

AES	20,996	418

Alliant Energy	8,300	454

Ameren	7,841	602

American Electric Power	71,723	6,779

American Water Works	5,782	710

Atmos Energy	3,700	414

CenterPoint Energy	17,647	481

CMS Energy	9,064	570

Consolidated Edison	98,894	8,947

Dominion Energy	26,430	2,189

DTE Energy	34,821	4,522

Duke Energy	163,747	14,935

Edison International	11,401	860

Entergy	6,354	761

Evergy	8,300	540

Eversource Energy	10,305	877

Exelon	209,618	9,557

FirstEnergy	177,394	8,621

IDACORP	14,068	1,503

NextEra Energy	46,763	11,324

NiSource	11,746	327

NRG Energy	8,864	352

Pinnacle West Capital	97,275	8,748

PPL	23,124	830

Public Service Enterprise Group	80,708	4,766

Sempra Energy	34,665	5,251

Description	Shares	Value (000)

Southern	279,438	$17,800

Vistra Energy	28,315	651

WEC Energy Group	10,120	933

Xcel Energy	59,726	3,792

		118,514

Total Common Stock (Cost $2,469,669) (000)		3,133,921

PREFERRED STOCK — 0.2%

Air BNB, Ser D* (A) (B)	11,406	1,357

Air BNB, Ser E* (A) (B)	6,939	826

Aurora Innovation (B)	42,480	393

Magic Leap* (A) (B)	5,553	135

Magic Leap, Ser C* (A) (B)	13,521	311

Rivian Automotive* (B)	160,906	1,729

Stripe, Inc.* (B)	15,136	237

Uipath Inc. (B)	17,452	687

Total Preferred Stock (Cost $4,618) (000)		5,675

EXCHANGE TRADED FUND — 0.0%

iShares Russell 1000 ETF	3,541	632

Total Exchange Traded Fund (Cost $624) (000)		632

SHORT-TERM INVESTMENT — 1.7%

State Street Institutional Treasury Money Market Fund, Cl Premier, 1.520% (C)	55,548,569	55,548

Total Short-Term Investment (Cost $55,548) (000)		55,548

Total Investments In Securities — 99.7% (Cost $2,530,459) (000)		$3,195,776

Percentages are based on net assets of $3,203,820 (000).

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	230	Mar-2020	$36,771	$37,158	$387

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)	The rate reported is the 7-day effective yield as of December 31, 2019.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchanged Traded Fund

S&P — Standard & Poor’s

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Large Cap Equity Fund

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$3,133,921	$—	$—	$3,133,921
Preferred Stock	—	3,046	2,629	5,675
Exchange Traded Fund	632	—	—	632
Short-Term Investment	55,548	—	—	55,548

Total Investments in Securities	$3,190,101	$3,046	$2,629	$3,195,776

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$387	$—	$—	$387

Total Other Financial Instruments	$387	$—	$—	$387

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.5%

Communication Services — 1.6%

ATN International	26,452	$1,465

Beasley Broadcast Group, Cl A	132,800	410

Care.com*	10,096	152

Cincinnati Bell*	16,333	171

Cogent Communications Holdings	14,362	945

Consolidated Communications Holdings	23,015	89

EW Scripps, Cl A	270,567	4,251

Gannett	42,363	270

Glu Mobile*	38,900	235

Iridium Communications*	33,661	829

John Wiley & Sons, Cl A	13,601	660

Marcus	7,870	250

Meredith	44,328	1,439

ORBCOMM*	282,680	1,190

QuinStreet*	16,183	248

Roku, Cl A*	11,067	1,482

Scholastic	10,702	412

Sea ADR*	43,882	1,765

Shenandoah Telecommunications	16,400	682

Spok Holdings	5,700	70

TechTarget*	7,916	207

Vonage Holdings*	79,585	590

World Wrestling Entertainment, Cl A	24,489	1,589

Zynga, Cl A*	447,690	2,740

		22,141

Description	Shares	Value (000)

Consumer Discretionary — 12.8%

1-800-Flowers.com, Cl A*	146,563	$2,125

Aaron’s	36,515	2,085

Abercrombie & Fitch, Cl A	21,929	379

American Axle & Manufacturing Holdings*	38,699	416

American Public Education*	5,586	153

Asbury Automotive Group*	6,683	747

Aspen Group*	316,021	2,528

Barnes & Noble Education*	14,280	61

Big Lots	107,139	3,077

BJ’s Restaurants	38,988	1,480

Bloomin’ Brands	159,878	3,529

Boot Barn Holdings*	40,201	1,790

Brunswick	99,667	5,978

Buckle	9,715	263

Burlington Stores*	18,932	4,317

Caleres	14,694	349

Callaway Golf	122,771	2,603

Career Education*	24,087	443

CarMax*	38,636	3,387

Carrols Restaurant Group*	397,407	2,802

Carter’s	30,839	3,372

Cato, Cl A	7,745	135

Cavco Industries*	33,013	6,450

Century Communities*	9,007	246

Chegg*	49,840	1,889

Chewy, Cl A*	66,799	1,937

Chico’s FAS	39,295	150

Children’s Place	5,363	335

Chuy’s Holdings*	73,588	1,907

Conn’s*	6,300	78

Cooper Tire & Rubber	243,369	6,997

Cooper-Standard Holdings*	5,812	193

Core-Mark Holding	16,056	437

Crocs*	107,651	4,510

Dana	133,133	2,423

Dave & Buster’s Entertainment	10,686	429

Designer Brands, Cl A	105,812	1,665

Dine Brands Global	5,996	501

Dorman Products*	10,163	770

El Pollo Loco Holdings*	6,956	105

Eldorado Resorts*	31,155	1,858

Ethan Allen Interiors	8,234	157

Everi Holdings*	119,751	1,608

Express*	21,547	105

Extended Stay America	245,879	3,654

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

Fiesta Restaurant Group*	7,920	$78

Five Below*	6,907	883

Floor & Decor Holdings, Cl A*	23,063	1,172

Fossil Group*	16,354	129

Fox Factory Holding*	13,335	928

GameStop, Cl A	22,813	139

Garrett Motion*	26,079	261

Genesco*	5,254	252

Gentherm*	11,543	512

G-III Apparel Group*	24,350	816

Golden Entertainment*	128,244	2,465

Group 1 Automotive	6,047	605

Guess?	14,912	334

Habit Restaurants, Cl A*	400,363	4,176

Haverty Furniture	6,212	125

Helen of Troy*	12,575	2,261

Hibbett Sports*	6,084	171

Installed Building Products*	7,310	503

iRobot*	9,740	493

JC Penney*	105,754	118

Kontoor Brands	16,108	676

La-Z-Boy, Cl Z	16,120	507

LCI Industries	62,395	6,684

LGI Homes*	6,851	484

Liquidity Services*	54,527	325

Lithia Motors, Cl A	24,256	3,566

Lovesac*	186,120	2,987

Lululemon Athletica*	8,383	1,942

Lumber Liquidators Holdings*	9,359	91

M/I Homes*	9,655	380

MarineMax*	7,634	127

MDC Holdings	161,698	6,170

Meritage Homes*	12,509	764

Michaels*	28,700	232

Monarch Casino & Resort*	3,994	194

Monro	48,754	3,813

Motorcar Parts of America*	6,244	138

Movado Group	5,476	119

Office Depot	187,657	514

Oxford Industries	5,905	445

Papa John’s International	61,058	3,856

PetMed Express	7,116	167

Red Robin Gourmet Burgers*	4,320	143

Regis*	8,137	145

Rent-A-Center, Cl A	16,703	482

Revolve Group, Cl A*	211,704	3,887

Description	Shares	Value (000)

Ruth’s Hospitality Group	9,380	$204

Scientific Games, Cl A*	39,665	1,062

Shake Shack, Cl A*	10,595	631

Shoe Carnival	3,168	118

Shutterstock*	6,549	281

Signet Jewelers	18,193	396

Skyline Champion*	60,575	1,920

Sleep Number*	9,999	492

Sonic Automotive, Cl A	8,462	262

Sonos*	88,125	1,377

Stamps.com*	5,608	468

Standard Motor Products	6,936	369

Steven Madden	26,872	1,156

Strategic Education	7,565	1,202

Sturm Ruger	74,428	3,500

Tailored Brands	18,581	77

TopBuild*	27,327	2,817

Tupperware Brands	17,047	146

Unifi*	5,179	131

Universal Electronics*	4,852	254

Vera Bradley*	8,362	99

Vista Outdoor*	19,201	144

Visteon*	18,360	1,590

Wendy’s	77,655	1,725

William Lyon Homes, Cl A*	11,148	223

Wingstop, Cl A	10,283	887

Winnebago Industries	86,764	4,597

Wolverine World Wide	103,754	3,501

Wyndham Destinations	152,810	7,899

Wyndham Hotels & Resorts	13,405	842

Zumiez*	7,073	244

		174,296

Consumer Staples — 4.8%

Andersons	303,212	7,665

Avon Products	153,127	864

B&G Foods	23,014	413

Calavo Growers	5,680	515

Cal-Maine Foods	10,547	451

Casey’s General Stores	28,764	4,573

Central Garden & Pet*	3,708	115

Central Garden & Pet, Cl A*	14,200	417

Chefs’ Warehouse*	53,247	2,029

Coca-Cola Consolidated	1,609	457

Darling Ingredients*	283,407	7,958

elf Beauty*	77,960	1,257

Energizer Holdings	136,552	6,858

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

Fresh Del Monte Produce	10,700	$374

Freshpet*	20,345	1,202

Herbalife Nutrition*	43,375	2,068

Inter Parfums	6,059	441

J&J Snack Foods	5,162	951

John B Sanfilippo & Son	2,999	274

Landec*	360,144	4,073

Medifast	4,026	441

MGP Ingredients	4,580	222

National Beverage*	4,000	204

Nu Skin Enterprises, Cl A	31,554	1,293

Performance Food Group*	65,791	3,387

PriceSmart	7,800	554

Sanderson Farms	45,610	8,037

Seneca Foods, Cl A*	2,535	103

Simply Good Foods*	62,565	1,786

SpartanNash	12,968	185

TreeHouse Foods*	17,156	832

United Natural Foods*	17,695	155

Universal	68,773	3,924

USANA Health Sciences*	4,415	347

Vector Group	39,495	529

WD-40	4,731	918

		65,872

Energy — 3.0%

Archrock	44,245	444

Ardmore Shipping*	257,491	2,330

Bonanza Creek Energy*	6,231	145

Callon Petroleum*	135,400	654

Capital Product Partners (A)	34,901	469

CONSOL Energy*	9,031	131

Delek US Holdings	39,268	1,317

Denbury Resources*	165,633	234

Diamond Offshore Drilling*	21,581	155

Diamond S Shipping*	23,978	401

DMC Global	5,095	229

Dril-Quip*	12,661	594

Era Group*	6,300	64

Euronav	321,683	4,034

Exterran*	10,082	79

Frank’s International*	446,553	2,309

Geospace Technologies*	4,516	76

Green Plains	12,712	196

Gulfport Energy*	51,390	156

Helix Energy Solutions Group*	48,979	472

Helmerich & Payne	32,920	1,496

Description	Shares	Value (000)

HighPoint Resources*	36,406	$61

Jagged Peak Energy*	20,000	170

KLX Energy Services Holdings*	7,804	50

Laredo Petroleum*	60,000	172

Matrix Service*	9,565	219

McDermott International*	60,500	41

Nabors Industries	116,991	337

Newpark Resources*	32,089	201

NexTier Oilfield Solutions*	159,072	1,066

Noble*	80,561	98

Northern Oil and Gas*	212,068	496

Oasis Petroleum*	100,400	327

Oceaneering International*	301,732	4,499

Oil States International*	21,070	344

Par Pacific Holdings*	12,804	298

PDC Energy*	20,150	527

Penn Virginia*	4,820	146

ProPetro Holding*	28,987	326

QEP Resources	82,896	373

Range Resources	72,627	352

Renewable Energy Group*	13,435	362

REX American Resources*	1,878	154

Ring Energy*	252,213	666

RPC	136,993	718

SEACOR Holdings*	6,100	263

SM Energy	36,513	410

Southwestern Energy*	187,900	455

SRC Energy*	82,446	340

Talos Energy*	6,900	208

TETRA Technologies*	41,276	81

US Silica Holdings	24,403	150

Valaris, Cl A	68,841	452

Whiting Petroleum*	31,987	235

World Fuel Services	230,750	10,019

		40,601

Financials — 16.4%

Alerus Financial	9,259	212

Allegiance Bancshares*	6,900	259

Amalgamated Bank, Cl A	77,081	1,499

Ambac Financial Group*	15,630	337

American Equity Investment Life Holding	71,011	2,125

Ameris Bancorp	22,636	963

AMERISAFE	98,296	6,491

Apollo Commercial Real Estate Finance‡	49,537	906

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

ARMOUR Residential‡	20,587	$368

Assetmark Financial Holdings*	434	13

Atlantic Union Bankshares	20,858	783

Axos Financial*	18,223	552

Banc of California	15,536	267

Bank of Hawaii	62,853	5,981

Banner	32,077	1,815

Berkshire Hills Bancorp	57,798	1,900

Blucora*	16,802	439

Boston Private Financial Holdings	28,870	347

Brookline Bancorp	27,409	451

Byline Bancorp	87,962	1,721

Cadence BanCorp, Cl A	44,700	810

Capstar Financial Holdings	142,467	2,372

Capstead Mortgage‡	33,532	266

Carolina Financial	36,962	1,598

Central Pacific Financial	9,958	295

City Holding	5,778	474

Columbia Banking System	181,036	7,365

Community Bank System	17,918	1,271

Community Bankers Trust	331,114	2,940

Customers Bancorp*	97,061	2,311

CVB Financial	431,401	9,310

Dime Community Bancshares	10,488	219

Donnelley Financial Solutions*	11,384	119

Eagle Bancorp	11,851	576

Eagle Bancorp Montana	40,204	860

eHealth*	6,912	664

Employers Holdings	10,901	455

Encore Capital Group*	9,525	337

Enova International*	11,866	286

Entegra Financial*	80,201	2,419

Essent Group	111,270	5,785

Evans Bancorp	56,745	2,275

EZCORP, Cl A*	17,434	119

FB Financial	47,755	1,891

FGL Holdings	44,900	478

First American Financial	73,900	4,310

First BanCorp	74,923	793

First Bancorp NC	50,854	2,030

First Busey	105,087	2,890

First Commonwealth Financial	34,340	498

First Community	79,014	1,708

First Financial Bancorp	81,356	2,070

First Hawaiian	139,700	4,030

First Midwest Bancorp	38,388	885

Description	Shares	Value (000)

Flagstar Bancorp	11,800	$451

FNB	364,057	4,624

Franklin Financial Network	4,659	160

Glacier Bancorp	29,721	1,367

Granite Point Mortgage Trust‡	19,068	350

Great Western Bancorp	19,810	688

Greenhill	6,019	103

Hamilton Lane, Cl A	24,172	1,441

Hancock Whitney	42,018	1,844

Hanmi Financial	10,928	219

HCI Group	2,200	100

Heritage Financial	180,046	5,095

HomeStreet*	8,580	292

Hope Bancorp	44,212	657

Horace Mann Educators	76,967	3,360

Independent Bank	11,835	985

International. FCStone*	5,618	274

Invesco Mortgage Capital‡	49,249	820

Investar Holding	44,032	1,057

James River Group Holdings	53,174	2,191

Kinsale Capital Group	7,100	722

KKR Real Estate Finance Trust‡	8,200	167

Malvern Bancorp*	30,257	699

Meta Financial Group	11,899	434

National Bank Holdings, Cl A	95,690	3,370

NBT Bancorp	15,127	614

New York Mortgage Trust‡	98,601	614

NMI Holdings, Cl A*	23,393	776

Northfield Bancorp	15,711	266

Northwest Bancshares	34,334	571

OFG Bancorp	17,830	421

Old National Bancorp	113,058	2,068

Old Point Financial	23,186	637

OneMain Holdings, Cl A	48,140	2,029

Opus Bank	112,492	2,910

Origin Bancorp	43,176	1,634

Orrstown Financial Services	32,754	741

Pacific Premier Bancorp	21,030	686

PacWest Bancorp	214,263	8,200

PennyMac Mortgage Investment Trust‡	34,658	773

Pinnacle Financial Partners	84,809	5,428

Piper Jaffray	5,027	402

PRA Group*	15,549	564

Preferred Bank	4,867	292

Primerica	26,555	3,467

ProAssurance	29,593	1,070

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

Prosperity Bancshares	41,477	$2,982

Provident Financial Services	20,702	510

Ready Capital‡	10,600	163

Redwood Trust‡	39,192	648

Reliant Bancorp	32,953	733

S&T Bancorp	13,226	533

Safety Insurance Group	5,134	475

Sandy Spring Bancorp	100,956	3,824

Seacoast Banking Corp of Florida*	17,809	544

ServisFirst Bancshares	15,919	600

Shore Bancshares	142,024	2,466

Simmons First National, Cl A	39,561	1,060

SmartFinancial	90,580	2,142

Solar Capital	86,363	1,781

South Plains Financial	31,709	662

Southern First Bancshares*	52,340	2,224

Southern National Bancorp of Virginia	96,441	1,577

Southside Bancshares	10,843	403

State Auto Financial	26,940	836

Sterling Bancorp	270,380	5,700

Stewart Information Services	90,901	3,708

Stifel Financial	17,990	1,091

SVB Financial Group*	18,639	4,679

Synovus Financial	50,240	1,969

TCF Financial	113,817	5,327

Texas Capital Bancshares*	22,516	1,278

Third Point Reinsurance*	27,531	290

Tompkins Financial	4,300	393

Triumph Bancorp*	8,500	323

TrustCo Bank	33,345	289

Umpqua Holdings	82,786	1,465

United Community Banks	27,257	842

United Fire Group	7,384	323

United Insurance Holdings	6,802	86

Universal Insurance Holdings	10,841	303

Valley National Bancorp	200,855	2,300

Veritex Holdings	93,993	2,738

Virtus Investment Partners	2,306	281

Waddell & Reed Financial, Cl A	24,849	416

Walker & Dunlop	9,950	644

WesBanco	75,052	2,836

Westamerica Bancorporation	31,594	2,141

Western Alliance Bancorp	38,615	2,201

WisdomTree Investments	41,365	200

World Acceptance*	1,908	165

		223,922

Description	Shares	Value (000)

Health Care — 13.5%

Acadia Healthcare*	66,877	$2,222

ACADIA Pharmaceuticals*	55,169	2,360

Acorda Therapeutics*	13,418	27

Addus HomeCare*	30,063	2,923

Akorn*	33,464	50

Allscripts Healthcare Solutions*	456,874	4,484

Alphatec Holdings*	276,582	1,962

AMAG Pharmaceuticals*	11,874	145

Amedisys*	25,653	4,282

AMN Healthcare Services*	77,633	4,837

Amphastar Pharmaceuticals*	11,903	230

AngioDynamics*	76,983	1,232

ANI Pharmaceuticals*	3,241	200

Anika Therapeutics*	4,764	247

Arrowhead Pharmaceuticals*	7,300	463

Axogen*	106,229	1,900

BioDelivery Sciences International*	186,177	1,177

BioTelemetry*	11,827	548

Cardiovascular Systems*	12,111	588

Catalent*	36,280	2,043

Charles River Laboratories International*	17,036	2,602

Chemed	6,166	2,708

Community Health Systems*	39,474	114

Computer Programs & Systems	4,077	108

CONMED	63,568	7,109

Corcept Therapeutics*	35,341	428

CorVel*	3,166	277

Covetrus*	33,300	440

CRISPR Therapeutics*	13,175	802

Cross Country Healthcare*	179,908	2,091

CryoLife*	129,323	3,503

CryoPort*	47,681	785

Cutera*	5,000	179

Cytokinetics*	20,293	215

DexCom*	32,861	7,188

Diplomat Pharmacy*	18,983	76

Eagle Pharmaceuticals*	3,458	208

Emergent BioSolutions*	15,245	822

Enanta Pharmaceuticals*	5,597	346

Encompass Health	80,967	5,609

Endo International*	70,827	332

Ensign Group	17,466	792

Exact Sciences*	43,730	4,044

Flexion Therapeutics*	45,480	941

GenMark Diagnostics*	664,801	3,198

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

Global Blood Therapeutics*	5,680	$451

Haemonetics*	32,494	3,734

Hanger*	13,100	362

HealthStream*	8,943	243

Heska*	2,440	234

HMS Holdings*	118,206	3,499

Horizon Therapeutics*	94,223	3,411

Innoviva*	23,604	334

Inogen*	6,300	430

Inspire Medical Systems*	92,952	6,898

Insulet*	28,407	4,863

Integer Holdings*	11,369	914

Integra LifeSciences Holdings*	17,780	1,036

Invacare	11,143	101

Lannett*	11,185	99

Lantheus Holdings*	13,649	280

LeMaitre Vascular	5,720	206

LHC Group*	24,881	3,428

Luminex	14,598	338

Magellan Health*	7,616	596

Masimo*	13,155	2,079

Medicines*	25,570	2,172

MEDNAX*	52,466	1,458

Medpace Holdings*	9,308	782

Meridian Bioscience	15,156	148

Merit Medical Systems*	266,464	8,319

Mesa Laboratories	8,990	2,242

Mirati Therapeutics*	7,400	954

Momenta Pharmaceuticals*	39,277	775

MyoKardia*	25,345	1,847

Myriad Genetics*	25,844	704

Natera*	75,186	2,533

Natus Medical*	11,935	394

Neogen*	18,221	1,189

NeoGenomics*	114,020	3,335

Neurocrine Biosciences*	17,915	1,926

NextGen Healthcare*	16,663	268

Novocure*	16,900	1,424

Omnicell*	14,342	1,172

OraSure Technologies*	21,752	175

Orthofix Medical*	6,644	307

Owens & Minor	21,240	110

Oxford Immunotec Global*	282,056	4,682

Pacira BioSciences*	14,500	657

Pennant Group*	8,883	294

Penumbra*	12,037	1,977

Description	Shares	Value (000)

PetIQ, Cl A*	78,224	$1,960

Phibro Animal Health, Cl A	6,758	168

Prestige Consumer Healthcare*	57,188	2,316

Progenics Pharmaceuticals*	30,849	157

Providence Service*	37,171	2,200

Quidel*	34,267	2,571

R1 RCM*	337,944	4,387

RadNet*	14,300	290

Reata Pharmaceuticals, Cl A*	6,629	1,355

Recro Pharma*	56,147	1,029

REGENXBIO*	10,774	441

Repligen*	22,790	2,108

Sage Therapeutics*	12,660	914

Select Medical Holdings*	37,458	874

Spectrum Pharmaceuticals*	38,837	141

Supernus Pharmaceuticals*	51,573	1,223

Surmodics*	4,673	194

Tabula Rasa HealthCare*	6,715	327

Tactile Systems Technology*	6,611	446

Tandem Diabetes Care*	61,930	3,692

Teladoc Health*	26,075	2,183

Tivity Health*	15,121	308

Turning Point Therapeutics*	18,286	1,139

US Physical Therapy	4,412	505

Vanda Pharmaceuticals*	18,344	301

Varex Imaging*	13,177	393

Vericel*	54,045	940

Xencor*	17,243	593

		183,372

Industrials — 18.0%

AAON	14,202	702

AAR	83,247	3,754

ABM Industries	23,027	868

Actuant, Cl A	18,712	487

Advanced Drainage Systems	28,961	1,125

AECOM*	35,095	1,514

Aegion, Cl A*	10,735	240

AerCap Holdings*	60,402	3,713

Aerojet Rocketdyne Holdings*	25,105	1,146

AeroVironment*	48,089	2,969

Air Transport Services Group*	75,260	1,766

Alamo Group	3,295	414

Albany International, Cl A	43,967	3,338

Allegiant Travel, Cl A	4,539	790

Altra Industrial Motion	73,167	2,649

American Woodmark*	5,386	563

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

Apogee Enterprises	9,158	$298

Applied Industrial Technologies	13,312	888

ArcBest	9,021	249

Arcosa	16,716	745

ASGN*	40,803	2,896

Astec Industries	7,873	331

Atlas Air Worldwide Holdings*	9,160	253

AZZ	22,922	1,053

Barnes Group	36,570	2,266

Brady, Cl A	17,175	983

Briggs & Stratton	14,029	93

BrightView Holdings*	165,340	2,789

Brink’s	20,980	1,902

Builders FirstSource*	64,640	1,642

CAI International*	87,420	2,533

Casella Waste Systems, Cl A*	43,851	2,018

Chart Industries*	12,346	833

CIRCOR International*	6,952	321

Clean Harbors*	84,585	7,253

Colfax*	57,640	2,097

Columbus McKinnon	45,419	1,818

Comfort Systems USA	12,774	637

Construction Partners, Cl A*	156,891	2,647

Continental Building Products*	80,161	2,920

CoStar Group*	1,473	881

Covanta Holding	184,141	2,733

CPI Aerostructures*	376,205	2,532

Cubic	10,859	690

DXP Enterprises*	5,581	222

Dycom Industries*	35,800	1,688

Echo Global Logistics*	9,446	196

EMCOR Group	58,977	5,090

Encore Wire	7,278	418

EnerSys	18,055	1,351

EnPro Industries	34,835	2,330

ESCO Technologies	9,055	838

Exponent	18,033	1,244

Federal Signal	79,124	2,552

Forrester Research	3,478	145

Forward Air	9,880	691

Foundation Building Materials*	6,100	118

Franklin Electric	13,191	756

FTI Consulting*	8,002	885

Gardner Denver Holdings*	20,375	747

GATX	61,658	5,108

Generac Holdings*	6,630	667

Description	Shares	Value (000)

Gibraltar Industries*	34,591	$1,745

GMS*	14,236	385

Granite Construction	93,920	2,599

Greenbrier	11,183	363

Griffon	14,834	302

Harsco*	88,807	2,043

Hawaiian Holdings	16,263	476

Heartland Express	66,655	1,403

Heidrick & Struggles International	6,392	208

Herc Holdings*	34,470	1,687

Hillenbrand	25,828	860

Hub Group, Cl A*	126,832	6,505

Huron Consulting Group*	31,567	2,169

InnerWorkings*	271,329	1,495

Insteel Industries	6,585	141

Interface, Cl A	152,056	2,523

ITT	109,540	8,096

JELD-WEN Holding*	46,600	1,091

John Bean Technologies	10,929	1,231

Kaman	9,732	642

Kansas City Southern	25,146	3,851

Kelly Services, Cl A	11,464	259

Kennametal	45,676	1,685

Kirby*	77,099	6,903

Knight-Swift Transportation Holdings, Cl A	33,990	1,218

Korn Ferry	19,404	823

Lindsay	3,749	360

Luxfer Holdings	169,435	3,136

Lydall*	5,857	120

Marten Transport	13,363	287

Masco	81,366	3,905

Matson	14,811	604

Matthews International, Cl A	54,473	2,079

McGrath RentCorp	81,817	6,262

Mercury Systems*	37,121	2,565

Mobile Mini	15,568	590

Moog, Cl A	82,079	7,004

MSC Industrial Direct, Cl A	29,216	2,293

Mueller Industries	171,063	5,431

Mueller Water Products, Cl A	217,963	2,611

MYR Group*	5,618	183

National Presto Industries	1,785	158

Nordson	10,585	1,724

Oshkosh	59,719	5,652

Owens Corning	36,751	2,393

Park Aerospace	6,557	107

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

Patrick Industries	7,792	$409

PGT Innovations*	19,862	296

Pitney Bowes	59,508	240

Powell Industries	2,912	143

Primoris Services	189,170	4,207

Proto Labs*	9,333	948

Quanex Building Products	11,626	199

Quanta Services	19,300	786

Raven Industries	12,458	429

Resources Connection	10,139	166

RR Donnelley & Sons	25,000	99

Ryder System	91,338	4,961

Saia*	29,146	2,714

Simpson Manufacturing	14,190	1,138

SkyWest	17,531	1,133

SP Plus*	71,793	3,046

Spartan Motors	74,618	1,349

SPX*	34,887	1,775

SPX FLOW*	14,699	718

Standex International	4,308	342

Team*	111,369	1,779

Tennant	6,309	492

Tetra Tech	20,696	1,783

Titan International	16,981	61

Titan Machinery*	187,680	2,774

TransUnion	39,936	3,419

Trex*	25,490	2,291

Triumph Group	17,166	434

TrueBlue*	13,945	336

UniFirst	5,360	1,083

Univar Solutions*	46,775	1,134

Universal Forest Products	21,123	1,008

US Ecology	8,875	514

US Xpress Enterprises, Cl A*	194,486	978

Veritiv*	4,372	86

Viad	7,007	473

Vicor*	6,285	294

Wabash National	105,782	1,554

Watts Water Technologies, Cl A	9,523	950

Westinghouse Air Brake Technologies	22,798	1,774

Woodward	13,640	1,616

		245,483

Information Technology — 13.8%

3D Systems*	40,572	355

8x8*	34,692	635

Description	Shares	Value (000)

ACI Worldwide*	75,686	$2,867

ADTRAN	17,118	169

Advanced Energy Industries*	52,604	3,745

Agilysys*	6,775	172

Akoustis Technologies*	84,411	675

Alarm.com Holdings*	12,706	546

Alpha & Omega Semiconductor*	300	4

Ambarella*	32,052	1,941

Anaplan*	52,183	2,734

Anixter International*	10,473	965

Applied Optoelectronics*	5,966	71

Arlo Technologies*	24,961	105

Aspen Technology*	17,354	2,099

Axcelis Technologies*	10,990	265

Badger Meter	10,063	653

Bel Fuse, Cl B	3,256	67

Belden	32,258	1,774

Benchmark Electronics	66,466	2,284

Bottomline Technologies DE*	74,630	4,000

Brooks Automation	69,498	2,916

Cabot Microelectronics	8,085	1,167

CACI International, Cl A*	6,030	1,507

CalAmp*	122,068	1,169

Cardtronics*	12,724	568

CEVA*	7,502	202

Cloudera*	125,575	1,460

Coherent*	3,550	591

Cohu	14,509	332

Comtech Telecommunications	8,462	300

CSG Systems International	11,504	596

CTS	11,159	335

Daktronics	13,088	80

Diebold Nixdorf*	27,200	287

Digi International*	10,016	178

Diodes*	31,313	1,765

DocuSign, Cl A*	11,734	870

DSP Group*	8,100	128

Ebix	7,640	255

Entegris	34,700	1,738

ePlus*	4,761	401

Euronet Worldwide*	15,310	2,412

Everbridge*	38,269	2,988

EVERTEC	20,611	702

ExlService Holdings*	11,782	818

Extreme Networks*	41,499	306

Fabrinet*	12,724	825

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

FARO Technologies*	5,892	$297

Five9*	53,349	3,499

FormFactor*	25,996	675

Gartner*	3,652	563

Harmonic*	31,362	245

Ichor Holdings*	7,928	264

Infinera*	70,560	560

Inphi*	29,593	2,191

Insight Enterprises*	33,574	2,360

InterXion Holding*	16,870	1,414

Itron*	80,209	6,734

Jabil	35,800	1,480

KBR	138,175	4,214

KEMET	90,617	2,451

Keysight Technologies*	40,928	4,200

Knowles*	176,768	3,739

Kulicke & Soffa Industries	21,997	598

Lattice Semiconductor*	119,184	2,281

Littelfuse	3,635	695

LivePerson*	67,122	2,484

Lumentum Holdings*	42	3

MACOM Technology Solutions Holdings*	109,337	2,908

Manhattan Associates*	29,233	2,331

ManTech International, Cl A	9,256	739

MaxLinear, Cl A*	22,468	477

Methode Electronics	12,751	502

MicroStrategy, Cl A*	2,816	402

MKS Instruments	22,774	2,505

Model N*	35,967	1,261

MTS Systems	97,991	4,707

Napco Security Technologies*	41,393	1,217

NCR*	187,725	6,600

NETGEAR*	10,652	261

NIC	84,371	1,886

nLight*	30,392	616

Novanta*	29,774	2,633

Nuance Communications*	183,646	3,274

Nutanix, Cl A*	45,416	1,420

Okta, Cl A*	6,715	775

ON Semiconductor*	110,058	2,683

OneSpan*	11,393	195

Onto Innovation*	16,716	611

OSI Systems*	5,856	590

Paycom Software*	3,586	949

PDF Solutions*	9,311	157

Perficient*	11,207	516

Description	Shares	Value (000)

Perspecta	153,932	$4,070

Photronics*	23,432	369

Plantronics	185,996	5,085

Plexus*	10,056	774

Power Integrations	10,248	1,014

Progress Software	15,451	642

Pure Storage, Cl A*	52,860	904

Q2 Holdings*	47,831	3,878

Qualys*	11,725	978

Qumu*	42,657	111

Rambus*	38,446	530

Rapid7*	61,379	3,438

RingCentral, Cl A*	42,477	7,165

Rogers*	20,961	2,614

Sanmina*	24,148	827

ScanSource*	8,883	328

Silicon Laboratories*	12,075	1,400

SMART Global Holdings*	4,678	178

SPS Commerce*	12,080	670

Sykes Enterprises*	13,204	488

Teradyne	22,776	1,553

TiVo	98,177	833

Tower Semiconductor*	74,280	1,787

TTEC Holdings	31,873	1,263

TTM Technologies*	33,625	506

Tyler Technologies*	9,922	2,977

Ultra Clean Holdings*	13,834	325

Unisys*	18,400	218

Universal Display	4,100	845

Varonis Systems*	22,168	1,723

Veeco Instruments*	16,483	242

Viavi Solutions*	353,218	5,298

Virtusa*	10,502	476

Xperi	16,929	313

Zebra Technologies, Cl A*	9,100	2,325

		188,331

Materials — 6.0%

AdvanSix*	9,560	191

AK Steel Holding*	110,285	363

Alamos Gold, Cl A	99,735	600

American Vanguard	9,509	185

Balchem	11,172	1,135

Boise Cascade	13,596	497

Cabot	65,985	3,136

Century Aluminum*	17,992	135

Clearwater Paper*	5,951	127

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

Cleveland-Cliffs	94,300	$792

Compass Minerals International	157,055	9,574

Constellium, Cl A*	59,068	792

Crown Holdings*	80,988	5,875

Ferro*	162,052	2,403

Fortuna Silver Mines*	1,241,807	5,067

FutureFuel	9,250	115

GCP Applied Technologies*	18,666	424

Graphic Packaging Holding	93,045	1,549

Hawkins	3,378	155

Haynes International	4,432	159

HB Fuller	34,113	1,759

Huntsman	50,235	1,214

Innophos Holdings	65,355	2,090

Innospec	8,547	884

Kaiser Aluminum	5,549	615

Koppers Holdings*	6,998	268

Kraton*	70,757	1,792

Livent*	50,100	428

Louisiana-Pacific	219,098	6,501

LSB Industries*	6,185	26

Materion	7,035	418

Mercer International	14,484	178

Myers Industries	11,856	198

Neenah	5,855	412

O-I Glass, Cl I	415,679	4,959

Olin	148,173	2,556

Olympic Steel	2,849	51

PH Glatfelter	201,880	3,694

PolyOne	50,600	1,862

Quaker Chemical	4,431	729

Rayonier Advanced Materials	15,947	61

Sandstorm Gold*	364,919	2,719

Schweitzer-Mauduit International	10,578	444

Silgan Holdings	152,522	4,740

Stepan	7,060	723

Summit Materials, Cl A*	35,185	841

SunCoke Energy	31,685	197

Tecnoglass	173,718	1,433

TimkenSteel*	13,208	104

Tredegar	8,505	190

Trinseo	14,100	525

US Concrete*	5,406	225

Valvoline	40,124	859

Warrior Met Coal	17,892	378

WR Grace	54,222	3,787

		81,134

Description	Shares	Value (000)

Real Estate — 4.9%

Acadia Realty Trust‡	29,315	$760

Agree Realty‡	14,508	1,018

Alpine Income Property Trust‡	56,828	1,081

American Assets Trust‡	16,575	761

Armada Hoffler Properties‡	18,190	334

CareTrust‡	32,955	680

CatchMark Timber Trust, Cl A‡	190,547	2,186

CBL & Associates Properties‡	62,781	66

Cedar Realty Trust‡	30,354	90

Chatham Lodging Trust‡	16,153	296

Community Healthcare Trust‡	52,826	2,264

DiamondRock Hospitality‡	69,606	771

Easterly Government Properties‡	257,550	6,112

Essential Properties Realty Trust‡	28,300	702

Four Corners Property Trust‡	23,620	666

Franklin Street Properties‡	36,856	315

GEO Group‡	201,928	3,354

Getty Realty‡	11,730	386

Global Net Lease‡	31,110	631

Hannon Armstrong Sustainable Infrastructure Capital‡	56,060	1,804

Hersha Hospitality Trust, Cl A‡	13,073	190

Independence Realty Trust‡	31,506	444

Industrial Logistics Properties Trust‡	270,930	6,074

Innovative Industrial Properties, Cl A‡	40,737	3,091

iStar‡	77,918	1,131

Kite Realty Group Trust‡	28,735	561

Lexington Realty Trust, Cl B‡	85,992	913

LTC Properties‡	13,719	614

Marcus & Millichap*	8,180	305

National Storage Affiliates Trust‡	20,676	695

Office Properties Income Trust‡	16,763	539

Omega Healthcare Investors‡	39,270	1,663

Pennsylvania Real Estate Investment Trust‡	19,799	105

Postal Realty Trust, Cl A	124,589	2,112

QTS Realty Trust, Cl A‡	62,572	3,396

Rayonier‡	141,569	4,638

RE/MAX Holdings, Cl A	6,324	243

Realogy Holdings	39,775	385

Retail Opportunity Investments‡	275,280	4,861

RLJ Lodging Trust‡	197,463	3,499

RPT Realty‡	27,591	415

Safehold‡	4,200	169

Saul Centers‡	4,186	221

St. Joe*	10,900	216

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Small Cap Equity Fund

Description	Shares	Value (000)

STAG Industrial‡	74,418	$2,349

Summit Hotel Properties‡	36,442	450

Uniti Group‡	67,100	551

Universal Health Realty Income Trust‡	4,388	515

Urstadt Biddle Properties, Cl A‡	10,500	261

Washington‡	27,818	812

Washington Prime Group‡	62,936	229

Whitestone, Cl B‡	14,293	195

Xenia Hotels & Resorts‡	38,837	839

		66,958

Utilities — 1.7%

ALLETE	38,354	3,113

American States Water	66,305	5,745

Avista	54,045	2,599

California Water Service Group	16,692	861

El Paso Electric	14,161	961

Middlesex Water	26,960	1,714

National Fuel Gas	59,122	2,751

Northwest Natural Holding	10,504	774

South Jersey Industries	75,517	2,491

Unitil	42,723	2,641

		23,650

Total Common Stock (Cost $1,186,547) (000)		1,315,760

EXCHANGE TRADED FUNDS — 0.3%

iShares Russell 2000 ETF	13,795	2,285

iShares Russell 2000 Value ETF	17,847	2,295

Total Exchange Traded Funds (Cost $4,316) (000)		4,580

	Number of Rights
RIGHTS* — 0.0%

A Schulman (B) ‡‡	8,148	4

Media General (B) ‡‡	9,318	1

Tobira Therapeutics, Expires 12/31/2028 (B)	900	11

Total Rights (Cost $—) (000)		16

Description	Shares	Value (000)
SHORT-TERM INVESTMENT — 3.5%

State Street Institutional Treasury Money Market Fund, Cl Premier, 1.520% (C)	47,923,302	$47,923

Total Short-Term Investment (Cost $47,923) (000)		47,923

Total Investments In Securities — 100.3% (Cost $1,238,786) (000)		$1,368,279

Percentages are based on net assets of $1,364,106 (000).

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	64	Mar-2020	$5,345	$5,346	$1

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Security considered Master Limited Partnership. At December 31, 2019, this security amounted to $469 (000) or 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate reported is the 7-day effective yield as of December 31, 2019.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,315,760	$—	$—	$1,315,760
Exchange Traded Funds	4,580	—	—	4,580
Rights	—	—	16	16
Short-Term Investment	47,923	—	—	47,923

Total Investments in Securities	$1,368,263	$—	$16	$1,368,279

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$1	$—	$—	$1

Total Other Financial Instruments	$1	$—	$—	$1

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.2%

Australia — 3.4%

Adairs	26,659	$43

Adelaide Brighton	706,770	1,715

AGL Energy	15,678	226

Alkane Resources*	22,541	9

ALS	148,685	958

Altium	13,725	334

Alumina	534,175	862

Amcor	139,748	1,527

AMP	76,692	103

APA Group	30,621	239

Appen	24,168	381

Aristocrat Leisure	14,286	337

Asaleo Care*	326,263	243

ASX	4,644	256

Aurizon Holdings	51,945	191

AusNet Services	55,542	66

Austal	300,820	806

Australia & New Zealand Banking Group	226,161	3,910

Australian Finance Group	51,007	98

Auswide Bank	19,058	78

Baby Bunting Group	83,100	196

Beach Energy	335,756	591

Bendigo & Adelaide Bank	12,425	85

BHP Group	94,462	2,581

BlueScope Steel	222,747	2,354

Description	Shares	Value (000)

Boral	29,759	$94

Brambles	185,830	1,528

Bravura Solutions	43,280	158

Caltex Australia	22,569	538

carsales.com	83,235	971

Centuria Metropolitan‡	153,965	313

Challenger	14,109	80

Champion Iron*	138,307	260

Charter Hall Group‡	68,007	529

CIMIC Group	2,687	62

Class	38,788	56

Cleanaway Waste Management	1,014,292	1,431

Clinuvel Pharmaceuticals	10,104	202

Clover	53,721	102

Coca-Cola Amatil	165,390	1,284

Cochlear	1,498	236

Codan	36,349	190

Coles Group	28,196	294

Commonwealth Bank of Australia	43,339	2,430

Computershare	11,272	133

Cromwell Property Group‡	841,218	695

Crown Resorts	8,439	71

CSL	11,094	2,147

CSR	260,215	831

Data#3	62,123	162

Dexus‡	26,214	215

Dicker Data	59,299	287

Domain Holdings Australia	141,520	367

EML Payments*	148,624	473

Evolution Mining	152,381	406

Flight Centre Travel Group	1,715	53

Fortescue Metals Group	33,167	249

Goodman Group‡	40,724	382

GPT Group‡	50,728	199

GUD Holdings	66,652	519

GWA Group	115,148	268

Harvey Norman Holdings	13,109	37

Healius	43,125	84

IDP Education	24,768	298

Iluka Resources	162,609	1,061

Imdex	28,505	30

Incitec Pivot	39,492	88

Independence Group NL	282,613	1,238

Infomedia	21,957	32

Ingenia Communities Group‡	96,385	335

Insurance Australia Group	57,437	309

Integrated Research	12,768	29

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

IPH	62,843	$362

IVE Group	37,823	64

James Hardie Industries	11,487	225

JB Hi-Fi	30,586	808

Jumbo Interactive	13,542	142

Jupiter Mines	2,226,306	437

Karoon Energy*	151,134	122

Kina Securities	58,214	61

Lend Lease Group	14,440	178

Lovisa Holdings	6,241	54

Macquarie Group	7,873	761

Magellan Financial Group	4,396	176

Medibank	70,763	157

Metcash	163,275	294

Mirvac Group‡	94,031	210

Mount Gibson Iron	150,446	101

National Australia Bank	162,592	2,810

National Storage‡	194,804	251

Newcrest Mining	71,781	1,524

Nine Entertainment Holdings	353,004	444

Northern Star Resources	65,883	523

NRW Holdings	51,310	116

Oil Search	316,346	1,610

Orica	102,594	1,582

Origin Energy	42,238	250

OZ Minerals	25,643	190

People Infrastructure	53,721	122

Perenti Global	137,212	156

Perseus Mining*	674,767	549

Pro Medicus	68,589	1,076

Qantas Airways	17,789	89

QBE Insurance Group	150,794	1,363

Ramelius Resources	105,266	91

Ramsay Health Care	4,212	214

REA Group	1,203	87

Red 5*	454,540	105

Regional Express Holdings	12,432	10

Regis Healthcare	30,065	52

Regis Resources	38,420	117

Rio Tinto	9,023	636

RPMGlobal Holdings*	30,125	18

Sandfire Resources NL	78,333	329

Santos	42,409	243

Saracen Mineral Holdings*	189,795	441

Scentre Group‡	131,824	354

SEEK	8,496	134

Select Harvests	3,767	22

Description	Shares	Value (000)

Service Stream	75,075	$140

Sigma Healthcare	163,548	67

Sonic Healthcare	11,664	235

South32	119,442	226

Stockland‡	62,070	201

Suncorp Group	31,717	288

Super Retail Group	32,393	230

Sydney Airport	25,667	156

Tabcorp Holdings	46,879	149

Technology One	160,999	937

Telstra	99,854	248

TPG Telecom	10,268	48

Transurban Group	67,113	702

Treasury Wine Estates	18,636	212

Unibail-Rodamco-Westfield‡	13,660	107

VGI Partners	879	8

Vicinity Centres‡	74,158	130

Vita Group	96,528	81

Washington H Soul Pattinson	3,578	54

Wesfarmers	27,618	803

Western Areas	61,536	131

Westpac Banking	85,302	1,450

Whitehaven Coal	56,486	105

WiseTech Global	3,487	57

Woodside Petroleum	23,077	557

Woolworths Group	166,300	4,221

Worley	7,708	83

		71,231

Austria — 0.2%

ANDRITZ	8,782	380

BAWAG Group*	11,956	543

Erste Group Bank*	7,575	287

EVN	9,618	187

IMMOFINANZ	11,832	317

Oesterreichische Post	11,075	428

OMV	3,831	215

Porr Ag	4,414	77

Raiffeisen Bank International	4,038	102

S IMMO	19,448	487

Telekom Austria, Cl A*	16,999	139

Verbund	1,907	96

Vienna Insurance Group Wiener Versicherung Gruppe	8,905	255

Voestalpine	2,635	74

Wienerberger	35,563	1,053

		4,640

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Belgium — 0.7%

Ackermans & van Haaren	4,483	$702

Aedifica‡	3,259	414

Ageas	4,284	253

AGFA-Gevaert*	6,867	36

Anheuser-Busch InBev	35,446	2,891

Barco	3,131	769

Befimmo‡	6,104	370

Brederode	692	58

Colruyt	1,327	69

D’ieteren	2,498	175

Groupe Bruxelles Lambert	2,100	221

Home Invest Belgium‡	200	26

KBC Ancora	17,723	891

KBC Group	85,617	6,440

Ontex Group	4,740	100

Orange Belgium	2,252	52

Proximus	3,760	108

Solvay	1,901	220

Telenet Group Holding	3,498	157

UCB	3,030	241

Umicore	4,710	229

		14,422

Brazil — 2.1%

Alupar Investimento	5,341	37

Ambev ADR*	440,187	2,051

B3 - Brasil Bolsa Balcao	265,100	2,832

Banco Bradesco ADR	807,064	7,223

Banco BTG Pactual*	11,700	221

Banco do Brasil*	68,500	899

BB Seguridade Participacoes	49,400	463

BR Malls Participacoes	54,000	243

Cia de Saneamento Basico do Estado de Sao Paulo*	17,600	265

Cia de Saneamento do Parana	6,100	154

Cosan, Cl A*	3,726	85

Embraer	54,233	266

Enauta Participacoes	25,000	100

Grendene	43,500	133

IRB Brasil Resseguros S	632,700	6,126

JBS	224,900	1,442

JHSF Participacoes	63,400	112

LOG Commercial Properties e Participacoes	6,313	51

LPS Brasil Consultoria de Imoveis*	62,884	149

MRV Engenharia e Participacoes	251,800	1,349

Natura & Holding	162,454	1,562

Description	Shares	Value (000)

Odontoprev	327,000	$1,371

Petrobras Distribuidora	214,080	1,600

Porto Seguro	109,855	1,713

Positivo Tecnologia*	6,728	17

Qualicorp Consultoria e Corretora de Seguros	66,000	609

Raia Drogasil*	82,000	2,276

Rumo*	200,700	1,302

Sul America	169,700	2,528

TOTVS*	263,000	4,220

Trisul	15,508	59

WEG	310,200	2,673

YDUQS Part	11,700	138

		44,269

Canada — 4.1%

Acadian Timber	1,600	21

Aecon Group	11,500	155

Agnico Eagle Mines	5,930	365

Aimia*	116,660	323

Air Canada, Cl B*	3,300	123

Algoma Central	1,074	11

Algonquin Power & Utilities	12,700	180

Alimentation Couche-Tard, Cl B	72,505	2,300

AltaGas	7,300	111

Atco, Cl I	1,700	65

Atlantic Power*	32,200	75

Aurora Cannabis*	18,600	40

Bank of Montreal	15,600	1,209

Bank of Nova Scotia	80,853	4,567

Barrick Gold	148,883	2,766

Bausch Health*	8,100	242

BCE	22,355	1,036

BlackBerry*	133,278	857

Boardwalk‡	928	33

Bombardier, Cl B*	56,700	84

Boyd Group Income Fund	1,900	296

Brookfield Asset Management, Cl A	78,234	4,520

BSR Real Estate Investment Trust‡	1,786	21

CAE	90,886	2,407

Cameco	9,800	87

Canadian Apartment Properties‡	1,900	78

Canadian Imperial Bank of Commerce	10,900	907

Canadian National Railway	79,166	7,160

Canadian National Railway	17,600	1,592

Canadian Natural Resources	100,458	3,250

Canadian Pacific Railway	10,179	2,595

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Canadian Tire, Cl A	1,500	$161

Canadian Utilities, Cl A	3,000	90

Canadian Western Bank	11,400	280

Canopy Growth*	4,800	101

CCL Industries, Cl B	3,800	162

Celestica*	30,290	251

Cenovus Energy	25,000	254

CGI, Cl A*	5,800	485

CI Financial	5,200	87

Cogeco Communications	2,997	261

Computer Modelling Group	41,000	260

Constellation Software	2,459	2,388

CRH Medical*	19,321	67

Cronos Group*	4,700	36

Dollarama	7,500	258

Dorel Industries, Cl B*	7,800	36

Dream Hard Asset Alternatives Trust	5,100	30

Dream Office‡	12,765	306

ECN Capital	6,000	22

Emera	5,700	245

Empire	4,600	108

Enbridge	49,500	1,968

Encana	30,000	140

Enerflex	18,447	174

Fairfax Financial Holdings	8,071	3,790

First Capital Real Estate Investment Trust‡	5,000	80

First Quantum Minerals	17,500	177

Fortis	10,785	447

Franco-Nevada	13,826	1,428

George Weston	1,940	154

Gildan Activewear	28,649	847

Great-West Lifeco	6,500	166

H&R Real Estate Investment Trust‡	4,100	67

Hardwoods Distribution	2,800	35

Heroux-Devtek*	7,820	115

High Liner Foods	24,000	152

Husky Energy	8,400	67

Hydro One	7,600	147

iA Financial	23,700	1,302

IGM Financial	1,900	55

Imperial Oil	6,300	167

Intact Financial	3,400	368

Inter Pipeline	54,623	948

Keyera	4,900	128

Kinross Gold*	31,400	149

Kirkland Lake Gold	4,700	207

Description	Shares	Value (000)

Loblaw	35,202	$1,816

Lundin Mining	15,200	91

Magna International	20,800	1,140

Manulife Financial	47,700	968

Martinrea International	30,900	341

Methanex	1,500	58

Metro, Cl A	6,510	269

Morguard North American Residential Real Estate Investment Trust‡	16,100	229

National Bank of Canada	8,300	461

Nexus Real Estate Investment Trust‡	36,000	60

Nutrien	14,209	680

Onex	2,000	127

Open Text	6,700	295

Parkland Fuel	3,600	132

Pembina Pipeline	12,672	470

Plaza Retail‡	8,900	31

Polaris Infrastructure	10,200	96

Power Corp of Canada	7,031	181

Power Financial	6,200	167

PrairieSky Royalty	70,975	832

PRO Real Estate Investment Trust‡	18,200	103

Quebecor, Cl B	4,500	115

Restaurant Brands International	6,600	420

RioCan‡	3,900	80

Ritchie Bros Auctioneers	4,153	178

Ritchie Bros Auctioneers	31,928	1,370

Rogers Communications, Cl B	24,177	1,201

Royal Bank of Canada	35,100	2,777

Saputo	6,000	186

Shaw Communications, Cl B	11,218	228

Shopify, Cl A*	2,400	955

SmartCentres‡	2,200	53

Spin Master*	27,949	851

Stantec	3,671	104

Stars Group*	5,300	138

Sun Life Financial	14,400	657

Suncor Energy	195,389	6,405

TC Energy	44,182	2,354

Teck Resources, Cl B	11,700	203

TELUS	4,700	182

Thomson Reuters	5,040	361

TMX Group	700	61

Toronto-Dominion Bank	44,500	2,496

Total Energy Services	20,428	101

Transcontinental, Cl A	1,900	23

West Fraser Timber	1,300	57

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Wheaton Precious Metals	11,169	$332

WSP Global	2,700	184

		87,261

Chile — 0.1%

CAP	11,219	85

Cia Cervecerias Unidas	70,994	696

Cia Sud Americana de Vapores*	16,951,282	617

Colbun	384,866	61

Enaex	26,268	262

Enel Americas	1,010,685	224

Quinenco	541,734	1,107

		3,052

China — 3.0%

Alibaba Group Holding ADR*	66,414	14,087

Anhui Conch Cement, Cl H	405,780	2,958

Asia Cement China Holdings	28,000	42

Autohome ADR*	9,894	792

Baidu ADR*	30,800	3,893

Bank of Communications, Cl H	3,439,506	2,445

BeiGene ADR*	900	149

CECEP COSTIN New Materials Group*	1,134,000	—

Changyou.com ADR*	20,909	205

China International Travel Service, Cl A	217,950	2,783

China Telecom ADR	7,941	327

Huazhu Group ADR	98,061	3,929

JD.com ADR*	71,101	2,505

Jiangsu Hengrui Medicine, Cl A	119,567	1,502

Kweichow Moutai, Cl A	15,200	2,582

Midea Group, Cl A	299,800	2,507

Momo ADR*	7,233	242

NetEase ADR	20,258	6,212

New Oriental Education & Technology Group ADR*	1,610	195

PetroChina, Cl H	2,749,842	1,380

Qudian ADR*	17,657	83

TAL Education Group ADR*	45,895	2,212

TravelSky Technology, Cl H	778,000	1,899

Tsingtao Brewery, Cl H	232,427	1,561

Vipshop Holdings ADR*	138,917	1,968

Xiwang Special Steel	548,000	34

Yum China Holdings	109,416	5,254

Zhangzhou Pientzehuang Pharmaceutical, Cl A	107,400	1,694

		63,440

Description	Shares	Value (000)

Colombia — 0.1%

Bancolombia ADR	23,786	$1,303

Ecopetrol ADR	27,040	540

Grupo Aval Acciones y Valores ADR	19,709	172

		2,015

Cypress — 0.0%

QIWI ADR	8,864	172

Czech Republic — 0.0%

Komercni Banka	15,497	567

Denmark — 1.7%

ALK-Abello*	2,327	571

AP Moeller - Maersk, Cl A	101	137

AP Moeller - Maersk, Cl B	166	239

Carlsberg, Cl B	30,472	4,546

Chr Hansen Holding	2,717	216

Coloplast, Cl B	31,048	3,848

Danske Bank	24,931	403

Demant*	47,734	1,504

DSV PANALPINA	5,354	617

Genmab*	1,611	358

GN Store Nord	53,099	2,498

H Lundbeck	1,960	75

H+H International, Cl B*	3,440	64

ISS	3,609	87

Novo Nordisk, Cl B	213,059	12,372

Novozymes, Cl B	5,122	250

Orsted	17,356	1,797

Pandora	2,445	106

Per Aarsleff Holding	3,853	124

SimCorp	8,925	1,015

Spar Nord Bank	25,771	248

Topdanmark	1,030	51

Tryg	2,764	82

Vestas Wind Systems	37,740	3,805

		35,013

Finland — 0.7%

Elisa	3,712	205

Fiskars Abp	1,923	24

Fortum	10,653	263

Huhtamaki	10,198	473

Kemira	46,139	688

Kone, Cl B	8,381	548

Metso	2,427	96

Neste	10,484	365

Nokia*	139,081	516

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Nokian Renkaat	157,480	$4,529

Nordea Bank Abp	3,302	27

Orion, Cl B	2,841	131

Sampo, Cl A	59,962	2,618

Stora Enso, Cl R	15,174	221

Terveystalo*	7,304	92

Tikkurila	103,736	1,695

Tokmanni Group	10,550	150

UPM-Kymmene	13,184	457

Wartsila, Cl B	55,692	615

		13,713

France — 6.9%

Accor	4,280	200

Aeroports de Paris	686	136

Air France-KLM*	17,307	193

Air Liquide	148,201	20,978

Airbus Group	26,827	3,927

Akka Technologies	2,090	154

Alstom*	4,957	235

Alten	6,603	833

Amundi	1,408	110

Arkema	1,600	170

Atos	2,557	213

AXA	94,045	2,649

Bigben Interactive	13,371	240

BioMerieux	952	85

BNP Paribas	58,170	3,447

Bollore	22,028	96

Bollore	128	1

Bouygues	5,335	227

Bureau Veritas	7,497	196

Capital Gemini	3,926	480

Carrefour	15,107	253

Casino Guichard Perrachon	1,370	64

Catana Group*	31,342	152

Cie de Saint-Gobain	12,134	497

Cie Generale des Etablissements Michelin SCA	4,213	516

CNP Assurances	4,404	88

Coface*	23,591	290

Covivio‡	1,216	138

Credit Agricole	28,552	414

Criteo ADR*	5,700	99

Danone	76,369	6,331

Dassault Aviation	62	81

Dassault Systemes	15,026	2,470

Description	Shares	Value (000)

Edenred	39,194	$2,027

Eiffage	1,871	214

Electricite de France	16,057	179

Elis*	64,717	1,343

Engie	289,142	4,670

EssilorLuxottica	51,100	7,784

Eurazeo	7,760	531

Eurofins Scientific	2,826	1,566

Eutelsat Communications	4,495	73

Faurecia	1,901	102

Focus Home Interactive*	244	7

Gaztransport Et Technigaz	9,772	936

Gecina‡	1,179	210

Getlink	58,698	1,021

Hermes International	1,944	1,453

ICADE‡	705	77

Iliad	670	87

Imerys	2,349	99

Ingenico Group	1,592	173

Innate Pharma*	20,038	134

Ipsen	996	88

JCDecaux	16,346	504

Kaufman & Broad	1,631	68

Kering	1,850	1,214

Klepierre‡	4,650	177

Korian	11,679	549

LafargeHolcim	69	4

Lagardere	63,718	1,388

Legrand	77,718	6,333

L’Oreal	20,526	6,078

LVMH Moet Hennessy Louis Vuitton	23,668	10,997

Mersen	8,853	339

Metropole Television	10,913	205

Natixis	23,654	105

Nexans	6,487	316

Orange	48,571	715

Pernod Ricard	41,963	7,503

Peugeot	14,559	348

Publicis Groupe	5,407	245

Quadient	8,519	206

Remy Cointreau	508	62

Renault	4,985	236

Rexel	48,992	651

Safran	7,997	1,235

Sanofi	27,592	2,774

Sartorius Stedim Biotech	632	105

Schneider Electric	138,640	14,229

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

SCOR	4,101	$172

SEB	623	93

Seche Environnement	1,348	57

SES, Cl A	9,380	132

Societe Generale	19,952	694

Sodexo	2,231	265

SOITEC*	2,723	286

Somfy	662	65

Sopra Steria Group	1,409	227

STMicroelectronics	16,892	454

Suez	8,607	130

TechnipFMC	12,825	272

Teleperformance	4,571	1,114

Thales	8,104	841

TOTAL	211,931	11,696

Ubisoft Entertainment*	2,183	151

Valeo	6,096	215

Veolia Environnement	13,340	355

Vicat	3,969	180

Vinci	12,481	1,386

Virbac*	286	76

Vivendi	20,747	600

Wendel	695	92

Worldline*	2,546	180

		145,056

Germany — 5.4%

adidas	11,062	3,613

Affimed*	41,977	115

Allianz	10,393	2,547

alstria office‡	24,997	471

Amadeus Fire	2,156	358

Aroundtown	23,956	215

Atoss Software	70	11

BASF	120,656	9,153

Bauer	3,014	51

Bayer	117,361	9,582

Bayerische Motoren Werke	90,201	7,416

Beiersdorf	64,139	7,681

Borussia Dortmund GmbH & KGaA	2,047	20

Brenntag	25,771	1,410

Carl Zeiss Meditec	1,022	131

Commerzbank	25,737	160

CompuGroup Medical	3,632	261

Continental	2,724	351

Corestate Capital Holding	12,602	533

Covestro	4,529	212

CropEnergies	11,741	145

Description	Shares	Value (000)

CTS Eventim & KGaA	23,641	$1,489

Daimler	22,211	1,233

Delivery Hero*	2,862	227

Dermapharm Holding	4,882	218

Deutsche Bank	48,637	380

Deutsche Boerse	27,828	4,387

Deutsche Lufthansa	5,900	109

Deutsche Post	24,123	924

Deutsche Telekom	142,124	2,321

Deutsche Wohnen	8,930	367

DIC Asset	39,234	702

Draegerwerk & KGaA	908	41

E.ON	55,336	592

Encavis	39,465	416

Evonik Industries	4,295	132

Evotec*	9,857	257

Fraport Frankfurt Airport Services Worldwide	944	81

Freenet	6,645	152

Fresenius & KGaA	10,298	581

Fresenius Medical Care & KGaA	31,460	2,337

GEA Group	10,687	353

Gerresheimer	14,357	1,118

GFT Technologies	1,700	22

Hamburger Hafen und Logistik	4,931	136

Hannover Rueck	4,067	787

HeidelbergCement	3,746	275

HelloFresh*	53,725	1,129

Henkel & KGaA	45,759	4,327

Hochtief	557	72

Hornbach Holding & KGaA	2,890	209

Infineon Technologies	30,418	695

IVU Traffic Technologies	5,518	77

KION Group	1,675	116

Kloeckner	37,906	269

Knorr-Bremse	1,228	126

LANXESS	1,951	132

Linde	18,056	3,863

LPKF Laser & Electronics*	13,154	233

Medios*	354	10

Merck KGaA	38,281	4,536

METRO	4,050	65

MTU Aero Engines	9,957	2,854

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,522	1,039

New Work	431	141

Nexus	1,524	59

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

ProSiebenSat.1 Media	98,471	$1,546

Puma	1,922	147

QIAGEN*	70,699	2,424

RWE	14,442	445

SAP	137,081	18,600

Siemens	18,730	2,454

Siemens Healthineers	3,921	188

Software	15,610	545

Stabilus	12,707	870

Symrise, Cl A	3,230	341

Telefonica Deutschland Holding	22,709	66

ThyssenKrupp*	10,582	144

Traffic Systems	619	16

TUI	33,040	425

Uniper	5,228	173

United Internet	3,313	110

Volkswagen	752	147

Vonovia	12,755	688

Wirecard	2,906	353

Wuestenrot & Wuerttembergische	11,868	258

Zalando*	3,202	162

zooplus*	1,249	120

		114,247

Greece — 0.4%

Aegean Airlines	27,543	260

Costamare	7,305	70

Eurobank Ergasias*	3,065,162	3,163

Fourlis Holdings*	73,735	479

Hellenic Petroleum	8,507	84

Hellenic Telecommunications Organization	63,322	1,013

JUMBO	78,074	1,624

Motor Oil Hellas Corinth Refineries	58,239	1,347

Tsakos Energy Navigation	15,883	69

		8,109

Hong Kong — 6.5%

Agile Group Holdings	132,000	199

Agricultural Bank of China, Cl H	5,177,000	2,279

AIA Group	1,901,800	19,963

Ajisen China Holdings	655,000	233

Analogue Holdings	34,000	4

ASM Pacific Technology	7,700	107

BAIC Motor, Cl H	589,239	334

Bank of China, Cl H	6,227,000	2,661

Bank of East Asia	37,013	83

Beijing North Star, Cl H	45,571	15

Description	Shares	Value (000)

BOC Hong Kong Holdings	92,000	$319

Bosideng International Holdings	344,000	124

Brightoil Petroleum Holdings*	155,000	7

Budweiser Brewing APAC*	31,700	107

Cafe de Coral Holdings	163,500	387

Champion‡	257,000	170

Chanjet Information Technology, Cl H	800	1

China Aoyuan Group	658,199	1,073

China Construction Bank, Cl H	5,721,000	4,941

China Everbright Bank, Cl H	489,000	227

China Meidong Auto Holdings	42,000	55

China Mengniu Dairy	167,000	675

China Minsheng Banking, Cl H	430,127	325

China Mobile	939,000	7,893

China National Building Material, Cl H	1,162,168	1,298

China Overseas Grand Oceans Group	93,000	64

China Pacific Insurance Group, Cl H	553,000	2,179

China Resources Cement Holdings	352,000	448

China SCE Group Holdings	434,000	253

China Unicom Hong Kong	888,000	836

China Vanke, Cl H	676,577	2,886

CIFI Holdings Group	280,000	237

CITIC	383,000	512

CITIC Telecom International Holdings	410,000	149

CK Asset Holdings	64,138	463

CK Hutchison Holdings	243,384	2,321

CK Infrastructure Holdings	16,500	117

CK Life Sciences Int’l Holdings	652,926	73

CLP Holdings	137,500	1,446

CNOOC	2,668,000	4,438

Convoy Global Holdings*	402,000	2

Country Garden Holdings	91,621	147

Dah Sing Banking Group	51,600	69

Dah Sing Financial Holdings	8,073	32

Dynam Japan Holdings	96,200	126

Edvantage Group Holdings	212,000	116

Esprit Holdings*	1,918,777	387

First Pacific	641,857	218

Galaxy Entertainment Group*	54,000	397

Goodbaby International Holdings*	326,000	72

Guangnan Holdings	210,000	21

Haier Electronics Group	785,416	2,454

Hang Lung Properties	50,000	110

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Hang Seng Bank	18,900	$391

Henderson Land Development	37,708	185

Hengdeli Holdings	424,000	18

HK Electric Investments & HK Electric Investments	67,158	66

HKR International	193,600	80

HKT Trust	87,740	124

Hong Kong & China Gas	250,228	489

Hong Kong Exchanges and Clearing	29,172	947

Hongkong & Shanghai Hotels	262,249	281

HSBC Holdings	1,168,657	9,126

Industrial & Commercial Bank of China, Cl H	5,281,000	4,066

IRC*	2,784,000	42

Johnson Electric Holdings	304,070	692

K Wah International Holdings	231,000	129

Kaisa Group Holdings	72,275	35

Kaisa Prosperity Holdings	104,026	280

Kerry Properties	14,500	46

Kingboard Holdings	255,340	809

Lenovo Group	2,540,000	1,705

Leyou Technologies Holdings*	410,000	123

Li & Fung	662,000	72

Li Ning	441,500	1,323

Link‡	52,000	551

L’Occitane International	140,385	333

Logan Property Holdings	884,000	1,483

Longfor Group Holdings	192,000	899

Lonking Holdings	320,000	96

Melco International Development	140,000	393

Melco Resorts & Entertainment ADR	4,873	118

Metallurgical Corp of China, Cl H	62,000	14

MTR	39,877	236

New World Development	181,459	249

Nine Dragons Paper Holdings	179,000	186

Nissin Foods	61,000	48

NWS Holdings	42,252	59

PCCW	114,136	68

Pentamaster International	140,000	34

Perfect Shape Medical	664,716	262

PICC Property & Casualty, Cl H	70,000	84

Pico Far East Holdings	18,000	6

Ping An Insurance Group of China, Cl H	958,500	11,329

Poly Property Group	111,374	46

Polytec Asset Holdings	415,000	53

Description	Shares	Value (000)

Power Assets Holdings	33,000	$241

Q Technology Group*	236,000	391

Sands China	60,400	323

Scud Group*	252,000	10

Shenzhou International Group Holdings	213,000	3,114

Shimao Property Holdings	119,000	461

Shui On Land	287,500	63

Shun Tak Holdings	736,000	351

Sino Land	70,614	103

Sinotruk Hong Kong	611,126	1,303

SJM Holdings	44,000	50

SmarTone Telecommunications Holdings	66,447	51

Stella International Holdings	662,448	1,063

Sun Hung Kai Properties	38,893	595

Sunac China Holdings	123,000	735

Sunlight‡	84,000	54

Swire Pacific, Cl A	13,000	121

Swire Properties	28,600	95

Tai Hing Group Holdings	88,000	19

Techtronic Industries	34,000	277

Television Broadcasts	146,500	230

Tencent Holdings	240,600	11,597

Tencent Music Entertainment Group ADR*	203,125	2,384

Texwinca Holdings	58,342	14

Tianyun International Holdings	328,000	42

Times China Holdings	403,000	804

Times Neighborhood*	103,846	65

Tingyi Cayman Islands Holding	807,014	1,377

Town Health International Medical Group	154,000	7

Trip.com Group ADR*	11,918	400

United Laboratories International Holdings	154,000	112

Vitasoy International Holdings	18,000	65

VTech Holdings	13,200	130

Want Want China Holdings	1,652,996	1,545

Weichai Power, Cl H	765,000	1,615

WH Group	229,101	237

Wharf Real Estate Investment	31,000	189

Wheelock	19,000	127

Wynn Macau	38,000	94

Xinyi Glass Holdings	1,910,000	2,530

Yue Yuen Industrial Holdings	413,000	1,219

Zhongsheng Group Holdings	151,500	620

		136,452

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Hungary — 0.1%

OTP Bank Nyrt	38,899	$2,033

India — 2.7%

Asian Paints	69,437	1,736

Avanti Feeds	10,989	90

Axis Bank	165,612	1,750

Bajaj Finance	44,229	2,625

Bata India	7,214	177

Bharti Airtel*	181,613	1,159

Birlasoft	5,074	5

Britannia Industries	40,906	1,735

Gujarat State Petronet	36,137	111

HCL Technologies	3,564	28

HDFC Bank	192,894	3,438

HDFC Bank ADR	3,684	233

HDFC Life Insurance	232,268	2,037

HEG	10,386	155

Hindustan Unilever	10,075	271

Housing Development Finance	207,682	7,020

IndusInd Bank	99,135	2,097

Infosys ADR	509,900	5,262

Infosys	276,815	2,836

JK Paper	13,433	23

KPIT Technologies	66,647	88

Manappuram Finance	252,043	626

Maruti Suzuki India	12,372	1,277

Motherson Sumi Systems	987,202	2,027

Mphasis	21,511	278

MRF	2,216	2,059

Muthoot Finance*	29,185	311

Oil & Natural Gas	120,753	218

Petronet LNG	464,261	1,743

Power Finance*	324,487	536

Redington India	5,025	8

Reliance Industries	127,191	2,698

Shriram Transport Finance	27,169	446

Sobha	5,342	30

Tata Consultancy Services	227,231	6,883

UPL	288,176	2,360

Vodafone Idea*	6,496,326	560

Wipro	551,567	1,899

WNS Holdings ADR*	2,386	158

		56,993

Indonesia — 0.5%

Bank Negara Indonesia Persero	2,554,700	1,438

Bank Pembangunan Daerah Jawa Timur	467,000	23

Description	Shares	Value (000)

Bank Rakyat Indonesia Persero	12,602,700	$3,979

Media Nusantara Citra	6,311,243	740

Mitra Pinasthika Mustika	462,700	22

Perusahaan Gas Negara	1,639,600	256

Puradelta Lestari	2,315,300	49

Telekomunikasi Indonesia Persero	11,216,700	3,199

Unilever Indonesia	508,400	1,538

		11,244

Ireland — 0.9%

AC Immune*	6,943	59

AerCap Holdings*	2,902	178

AIB Group	22,258	78

Bank of Ireland Group	171,043	936

CRH	238,710	9,551

Fly Leasing ADR*	26,900	528

Irish Continental Group	90,054	489

Paddy Power Betfair	5,723	696

Ryanair Holdings ADR*	61,156	5,358

Smurfit Kappa Group	5,885	226

		18,099

Israel — 0.6%

Alony Hetz Properties & Investments	16,065	254

Ashtrom Group	8,787	132

AudioCodes	24,000	616

Azrieli Group	961	70

Bank Hapoalim	27,109	225

Bank Leumi Le-Israel	35,476	258

Blue Square Real Estate	570	40

Camtek*	5,747	62

Check Point Software Technologies*	39,264	4,357

CyberArk Software*	1,600	187

Elbit Systems	561	87

Elco	2,727	97

First International Bank of Israel	13,139	380

Formula Systems 1985	3,243	221

Industrial Buildings*	600,881	1,641

International Flavors & Fragrances	0	—

Israel Chemicals	15,929	75

Israel Discount Bank, Cl A	337,472	1,565

Isramco Negev 2	45,531	8

Isras Investment	163	36

Magic Software Enterprises	3,542	34

Malam - Team	550	104

Melisron	4,004	256

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Mizrahi Tefahot Bank	3,633	$97

Naphtha Israel Petroleum	39,166	234

NICE-Systems*	1,607	249

Norstar Holdings	1,304	28

Oil Refineries	351,599	177

One Software Technologies	492	38

Perion Network*	11,171	69

Prashkovsky Investments and Construction	2,908	58

S.R Accord	941	16

Sapiens International	4,688	108

Shikun & Binui	92,340	425

Silicom*	1,618	54

Teva Pharmaceutical Industries ADR*	22,253	218

Teva Pharmaceutical Industries*	4,022	40

Wix.com*	1,200	147

		12,663

Italy — 1.6%

A2A	119,285	224

ACEA	25,756	533

Amplifon	13,969	402

Anima Holding	47,545	246

Ascopiave	13,940	60

Assicurazioni Generali	27,066	559

ASTM	13,419	406

Atlantia	12,313	287

Avio	22,214	346

Azimut Holding	52,377	1,248

B&C Speakers	1,422	22

Banca Carige* (A)	2,052,741	1

Banca Farmafactoring	27,598	166

Banca Generali	60,006	1,948

Banca Mediolanum	20,623	204

Banca Sistema	112,431	233

BasicNet	8,739	51

Buzzi Unicem	12,865	324

Cerved Group	11,242	110

CNH Industrial	195,204	2,144

Davide Campari-Milano	71,420	652

El.En.	4,939	183

Elica*	16,618	57

Enel	198,826	1,579

Eni	265,338	4,118

ERG	7,407	160

Esprinet	6,594	38

Eurotech*	55,505	526

Description	Shares	Value (000)

EXOR	2,815	$218

Ferrari	2,996	496

Fiat Chrysler Automobiles	26,828	394

Fiera Milano	23,270	143

Fine Foods & Pharmaceuticals NTM	4,852	65

FinecoBank Banca Fineco	15,893	190

Hera	142,941	626

Immobiliare Grande Distribuzione SIIQ‡	34,727	241

Intesa Sanpaolo	2,096,383	5,521

Iren	548,321	1,701

Leonardo-Finmeccanica	9,295	109

Mediobanca Banca di Credito Finanziario	14,452	159

Moncler	4,305	194

Pharmanutra	641	17

Piaggio & C	66,905	207

Pirelli & C	11,293	65

Poste Italiane	12,115	137

Prysmian	5,570	135

Recordati	2,394	101

Safilo Group*	71,395	89

Saipem*	257,485	1,263

Sesa	3,358	180

Snam	52,573	277

Societa Cattolica di Assicurazioni SC	47,748	390

Telecom Italia	152,166	93

Telecom Italia*	210,551	132

Tenaris	10,866	123

Terna Rete Elettrica Nazionale	36,524	244

Tinexta Spa	11,170	146

UniCredit	130,847	1,912

Unipol Gruppo	295,722	1,694

		34,089

Japan — 14.8%

77 Bank	40,200	669

A&D	5,300	51

ABC-Mart	3,200	218

Acom	12,100	55

Adastria	18,000	411

Advantest	5,100	286

Aeon	16,200	335

Aeon Delight	3,700	133

AEON Financial Service	20,000	315

Aeon Mall	2,100	37

AGC	4,800	171

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Air Water	4,300	$63

Aisin Seiki	4,100	152

Ajinomoto	11,500	192

Akatsuki	2,400	129

Alfresa Holdings	34,200	695

Alps Alpine	5,300	120

Altech	10,549	190

Amada Holdings	7,500	85

ANA Holdings	2,600	87

Anest Iwata	6,200	60

Aozora Bank	2,800	74

Arata	2,200	91

Arcs	14,300	301

Asahi	7,900	102

Asahi Group Holdings	14,300	654

Asahi Intecc	4,500	132

Asahi Kasei	31,300	352

Asia Pile Holdings	4,100	23

Asics	30,600	508

Astellas Pharma	59,500	1,017

Avex	16,000	185

Awa Bank	4,100	92

Azbil	11,100	312

Bank of Kyoto	3,500	150

Bank of Nagoya	1,800	56

Bank of Okinawa	1,700	57

Bank of Saga	1,188	19

Bank of the Ryukyus	5,600	61

BayCurrent Consulting	3,900	199

Bell System24 Holdings	11,300	177

Benesse Holdings	2,100	55

B-Lot	3,100	58

Bridgestone	32,600	1,212

Brother Industries	5,800	119

Bunka Shutter	82,400	727

Business Brain Showa-Ota	100	2

Business Engineering	805	23

CAC Holdings	19,800	284

Calbee	5,200	170

Canon	169,400	4,629

Capcom	30,400	843

Career Design Center	5,600	70

Casio Computer	26,900	539

Central Japan Railway	3,540	712

Chiba Bank	35,600	205

Chiba Kogyo Bank	32,700	119

Chubu Electric Power	15,400	218

Description	Shares	Value (000)

Chugai Pharmaceutical	5,500	$508

Chugoku Bank	13,100	133

Chugoku Electric Power	7,100	93

Coca-Cola Bottlers Japan Holdings	3,400	87

Computer Engineering & Consulting	20,000	377

Computer Institute of Japan	9,400	84

Concordia Financial Group	75,700	311

CONEXIO	6,900	103

Cota	1,600	23

Credit Saison	27,900	484

Creo	4,900	79

Cube System	7,300	53

CyberAgent	2,600	91

Cybozu	15,800	215

Dai Nippon Printing	6,400	173

Daicel	6,500	62

Daido Metal	21,800	152

Daifuku	8,500	514

Daihen	6,700	221

Dai-ichi Life Holdings	108,000	1,784

Daiichi Sankyo	13,800	912

Daiken Medical	1,200	7

Daiki Aluminium Industry	34,000	237

Daikin Industries	50,300	7,093

Daikoku Denki	2,400	36

Daiseki	3,600	104

Daito Pharmaceutical	4,000	117

Daito Trust Construction	1,700	210

Daitron	1,700	30

Daiwa House Industry	24,100	745

Daiwa House Investment, Cl A‡	43	112

Daiwa Office Investment‡	177	1,359

Daiwa Securities Group	70,200	354

DCM Holdings	13,800	134

DD Holdings	3,600	52

Denki Kogyo	6,100	182

Denso	214,400	9,727

Dentsu Group	5,600	193

Digital Garage*	5,800	242

Dip	8,300	245

Disco	700	165

DMS	454	9

Doshisha	6,300	105

Doutor Nichires Holdings	5,600	111

Duskin	19,000	526

East Japan Railway	16,600	1,500

Ebara Jitsugyo	4,400	90

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

EDION	35,700	$397

Eisai	6,220	466

EJ Holdings	1,200	19

Elecom	6,300	255

Electric Power Development	3,900	95

Exedy	8,100	183

FamilyMart	5,900	142

FANUC	16,080	2,970

Fast Retailing	1,400	835

Feed One	14,100	24

Ferrotec Holdings	22,600	189

FJ Next	21,000	221

Foster Electric	16,200	285

France Bed Holdings	11,400	101

F-Tech	8,100	59

Fuji Electric	3,100	94

Fuji Heavy Industries	15,200	376

Fuji Media Holdings	59,200	841

Fuji Oil	4,300	10

Fuji Soft	4,600	177

FUJIFILM Holdings	8,900	426

Fujikura	32,000	132

Fujimi	2,400	68

Fujitsu	4,800	451

Fukui Computer Holdings	12,500	406

Fukuoka Financial Group	60,600	1,157

FULLCAST Holdings	4,200	95

Funai Soken Holdings	2,500	57

Furukawa	13,900	183

Furusato Industries	1,400	23

Furyu	19,700	194

Future	10,200	169

Fuyo General Lease	4,500	303

Gakujo	1,100	23

GLOBERIDE	5,400	134

Glory	13,600	411

GMO Payment Gateway	1,000	69

Godo Steel	16,200	418

Goldcrest	39,000	746

Gree*	44,900	203

gremz	200	4

GS Yuasa	3,400	73

Gunma Bank	26,400	93

Hachijuni Bank	66,100	288

Hagiwara Electric Holdings	700	18

Hakuhodo DY Holdings	5,300	85

Hamakyorex	1,000	33

Description	Shares	Value (000)

Hamamatsu Photonics	3,700	$151

Hankyu Hanshin Holdings	5,700	244

Heiwado	4,200	79

Hiday Hidaka	1,300	24

Hikari Tsushin	500	125

Hino Motors	6,400	68

Hioki EE	1,600	56

Hirose Electric	10,180	1,302

Hiroshima Bank	21,100	103

Hisamitsu Pharmaceutical	1,400	68

Hitachi	198,300	8,354

Hitachi Chemical	2,500	105

Hitachi Construction Machinery	2,400	72

Hitachi High-Technologies	6,800	480

Hitachi Metals	5,300	78

Hitachi Zosen	39,300	148

Hochiki	1,800	29

Hokkaido Electric Power	53,500	260

Hokuetsu	57,400	296

Hokuetsu Industries	4,800	58

Hokuhoku Financial Group	16,100	169

Hokuto	10,500	191

Honda Motor	265,400	7,512

Honeys Holdings	13,800	227

Hoshizaki Electric	5,700	508

Hosiden	17,100	216

Hoya	120,400	11,515

Hulic	6,900	83

Hyakujushi Bank	5,200	103

IDEA Consultants	8,300	232

Idemitsu Kosan	5,122	141

IHI	3,500	82

Iida Group Holdings	3,300	58

Imagineer	6,600	67

Inaba Denki Sangyo	2,600	66

Inabata	11,300	169

Ines	7,900	99

Inpex	121,900	1,267

Intage Holdings	9,200	79

Internet Initiative Japan	15,400	416

I-O Data Device, Cl O	1,200	12

Isetan Mitsukoshi Holdings	8,600	77

Isuzu Motors	14,300	169

ITOCHU	50,000	1,161

Itochu Techno-Solutions	8,500	240

Itoki	6,400	31

Iwaki	6,400	27

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Iyo Bank	16,600	$94

J Front Retailing	5,200	73

Jaccs	10,100	258

Jafco*	9,900	388

Japan‡	34	226

Japan Airlines	2,600	81

Japan Airport Terminal	1,100	61

Japan Aviation Electronics Industry	2,500	50

Japan Exchange Group	26,000	458

Japan Petroleum Exploration	6,100	165

Japan Post Bank	9,300	89

Japan Post Holdings	130,200	1,223

Japan Post Insurance	5,500	93

Japan Prime‡	18	79

Japan Pulp & Paper	800	31

Japan Retail Fund Investment‡	61	131

Japan Securities Finance	36,100	172

Japan Tobacco	193,300	4,308

Jeol	1,500	45

JFE Holdings	12,500	161

JGC Holdings	5,800	93

JMS	1,100	8

Joshin Denki	2,800	67

JSR	4,400	81

JTEKT	4,600	54

Juroku Bank	12,400	291

JX Holdings	76,400	347

Kadokawa	10,500	201

Kajima	10,400	138

Kakaku.com	3,600	92

Kaken Pharmaceutical	2,200	122

Kamigumi	8,600	189

Kanamoto	21,400	552

Kandenko	57,400	550

Kanematsu	24,300	326

Kansai Electric Power	50,100	581

Kansai Paint	4,500	110

Kanto Denka Kogyo	27,900	260

Kao	28,800	2,377

KAWADA TECHNOLOGIES	1,300	80

Kawai Musical Instruments Manufacturing	2,600	94

Kawasaki Heavy Industries	3,200	70

KDDI	73,800	2,203

Keihan Holdings	2,200	107

Keikyu	5,100	98

Keio	2,400	145

Description	Shares	Value (000)

Keisei Electric Railway	3,400	$132

Keiyo Bank	9,200	53

Kewpie	17,200	387

Key Coffee	7,200	153

Keyence	4,500	1,584

KFC Holdings Japan	2,400	70

Kikkoman	3,400	167

Kintetsu Group Holdings	4,300	233

Kirin Holdings	100,500	2,193

Kita-Nippon Bank	700	14

Kito	2,900	46

Kiyo Bank	3,900	59

KNT-CT Holdings*	7,600	103

Kobayashi Pharmaceutical	1,300	110

Koito Manufacturing	8,200	381

Kojima	28,600	138

Komatsu	157,900	3,800

Komeri	10,700	230

Konami Holdings	2,400	99

Konica Minolta	12,000	78

Kose	2,000	292

Kourakuen Holdings	3,700	70

K’s Holdings	23,100	302

Kubota	560,800	8,801

Kumiai Chemical Industry	39,300	361

Kuraray	7,300	89

Kureha	12,600	757

Kurita Water Industries	2,300	68

Kyocera	97,200	6,626

Kyodo Printing	900	25

Kyokuto Kaihatsu Kogyo	2,300	34

Kyowa Kirin	6,100	143

Kyushu Electric Power	10,200	88

Kyushu Financial Group	16,900	73

Kyushu Railway	3,700	124

Lawson	1,100	62

Legs	6,700	102

Life	4,200	100

LINE*	1,500	74

Lion	13,800	268

LIXIL Group	30,000	519

LIXIL VIVA	3,200	57

M3*	11,000	332

Mabuchi Motor	3,400	129

Maeda	36,000	351

Makita	12,500	433

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Mamezou Holdings	13,700	$185

Mandom	6,300	173

Marubeni	38,900	287

Marubun	3,700	22

Marudai Food	3,500	73

Marui Group	19,400	474

Maruichi Steel Tube	1,200	34

Maruzen Showa Unyu	800	23

Marvelous	8,300	55

Matsumotokiyoshi Holdings	6,700	259

Max	12,400	248

Mazda Motor	13,100	112

McDonald’s Holdings Japan	1,500	72

Mebuki Financial Group	136,900	350

Medipal Holdings	23,400	516

Megmilk Snow Brand	10,200	232

Meidensha	14,000	309

MEIJI Holdings	5,900	399

Meiko Network Japan	5,300	50

Meitec	12,100	681

Meiwa Estate	3,800	22

Menicon	9,900	415

Mercari*	1,900	39

METAWATER	1,000	40

Micronics Japan	28,200	315

Mimasu Semiconductor Industry	18,600	372

Minebea	9,500	196

Mirai‡	415	233

MISUMI Group	6,600	164

Mitsubishi	58,560	1,550

Mitsubishi Chemical Holdings	30,700	229

Mitsubishi Electric	44,400	603

Mitsubishi Estate	88,300	1,686

Mitsubishi Gas Chemical	4,200	64

Mitsubishi Heavy Industries	8,000	311

Mitsubishi Logisnext	6,100	77

Mitsubishi Logistics	7,500	196

Mitsubishi Materials	2,500	68

Mitsubishi Motors	16,000	67

Mitsubishi Shokuhin	6,100	173

Mitsubishi Tanabe Pharma	5,000	92

Mitsubishi UFJ Financial Group	300,800	1,627

Mitsubishi UFJ Lease & Finance	11,800	76

Mitsuboshi Belting	3,000	58

Mitsui	40,300	715

Mitsui Chemicals	4,200	103

Mitsui E&S Holdings*	16,000	130

Description	Shares	Value (000)

Mitsui Fudosan	22,000	$538

Mitsui Matsushima Holdings	6,300	70

Mitsui OSK Lines	2,600	71

Mitsui-Soko Holdings	29,800	563

Mixi	8,600	163

Miyazaki Bank	900	22

Mizuho Financial Group	942,900	1,450

Mizuno	3,400	86

MonotaRO	2,800	75

MS&AD Insurance Group Holdings	22,500	743

Murata Manufacturing	14,000	859

Nabtesco	2,800	83

Nagoya Railroad	4,300	133

Nakabayashi	4,800	27

Nakamoto Packs	900	13

Namco Bandai Holdings	23,100	1,403

Nanto Bank	5,700	145

Nasu Denki Tekko	1,400	210

NEC	24,600	1,017

NEC Capital Solutions	1,300	30

NET One Systems	24,800	634

Nexon*	19,600	260

NGK Insulators	6,500	113

NGK Spark Plug	4,300	83

NH Foods	1,900	79

NichiiGakkan	16,800	254

Nidec	5,400	736

Nihon Chouzai	1,700	60

Nihon House Holdings	17,300	79

Nihon Kohden	122,400	3,398

Nihon Unisys	23,500	735

Nikkiso	22,900	299

Nikkon Holdings	13,900	348

Nikon	7,300	89

Nintendo	2,700	1,088

Nippon Antenna	300	3

Nippon Building Fund‡	34	249

Nippon Carbide Industries	1,500	21

Nippon Carbon	10,000	373

Nippon Electric Glass	5,400	120

Nippon Express	1,800	106

Nippon Kanzai	4,100	74

Nippon Paint Holdings	3,800	196

Nippon Parking Development	70,700	100

Nippon Pillar Packing	5,300	74

Nippon Prologis‡	46	117

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Nippon Sheet Glass	65,100	$412

Nippon Shinyaku	1,100	95

Nippon Shokubai	5,900	366

Nippon Signal	12,800	171

Nippon Steel	28,000	422

Nippon Suisan Kaisha	38,700	231

Nippon Telegraph & Telephone	110,000	2,793

Nippon Television Holdings	44,820	599

Nippon Yusen	3,700	67

Nishi-Nippon Financial Holdings	61,500	480

Nissan Chemical	14,000	588

Nissan Motor	57,500	334

Nisshin Oillio Group	12,200	423

Nisshin Seifun Group	5,000	87

Nissin Electric	37,200	460

Nissin Foods Holdings	1,500	111

Nisso	3,100	32

Nitori Holdings	1,900	300

Nitto Denko	96,800	5,441

Nitto Kogyo	13,200	306

Nohmi Bosai	9,300	209

Nojima	5,900	123

Nomura	28,900	384

Nomura Holdings	228,100	1,172

Nomura Real Estate Holdings	3,400	81

Nomura Real Estate Master Fund‡	107	183

Nomura Research Institute	17,100	366

Noritake	3,100	132

Noritz	4,500	60

North Pacific Bank	87,400	195

NS Solutions	8,300	273

NSD	29,800	491

NSK	8,100	77

NTT Data	99,100	1,329

NTT DOCOMO	51,400	1,432

Obayashi	92,200	1,025

Obic	3,760	507

Odakyu Electric Railway	6,900	161

Oji Holdings	72,700	394

Oki Electric Industry	23,700	329

Olympus	531,100	8,301

Omron	108,600	6,308

One REIT‡	164	541

Ono Pharmaceutical	9,700	222

Onward Holdings	54,200	323

Oracle Japan*	2,400	218

Description	Shares	Value (000)

Organo	14,100	$867

Oriental Land	4,900	669

ORIX	32,700	542

Orix JREIT‡	64	139

Osaka Gas	9,800	188

Osaki Electric	8,700	55

OSJB Holdings	14,800	37

Otsuka	6,700	268

Otsuka Holdings	28,100	1,255

Oyo	5,500	77

Pan Pacific International Holdings	11,600	193

Panasonic	54,500	511

Park24	2,600	64

Pasco	2,000	37

PCA	2,800	131

Penta-Ocean Construction	64,900	402

PeptiDream*	2,400	123

Persol Holdings	16,300	305

Pigeon	2,700	99

Pola Orbis Holdings	2,000	48

Pressance	9,700	119

Prima Meat Packers	6,300	146

Proto	7,200	79

PS Mitsubishi Construction	37,400	251

Punch Industry	4,400	20

Rakuten*	20,100	171

Rasa	4,800	43

Recruit Holdings	33,100	1,237

Relia	86,700	1,101

Renesas Electronics*	114,000	776

Resona Holdings	375,840	1,638

Resorttrust	3,800	64

Restar Holdings	12,600	233

Ricoh	17,300	188

Ricoh Leasing	4,200	159

Riken Technos	10,900	53

Rinnai	3,900	305

Riso Kyoiku	67,000	237

Rohm	8,300	662

Roland DG	14,400	287

Round One	7,600	74

Ryohin Keikaku	14,300	333

Ryoyo Electro	7,800	145

Saizeriya	27,400	669

SAMTY	21,700	447

San ju San Financial Group	1,700	27

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Sangetsu	7,100	$134

San-In Godo Bank	8,300	51

Sanki Engineering	31,100	439

Sankyo	1,300	43

Sankyo Tateyama	14,800	166

Sanshin Electronics	5,100	84

Santen Pharmaceutical	9,400	179

Sato Holdings	7,600	238

Sawai Pharmaceutical	2,500	159

SBI Holdings	6,000	126

Scala	23,200	166

SCSK	6,800	353

SEC Carbon	2,500	217

Secom	11,000	985

Sega Sammy Holdings	39,300	569

Seibu Holdings	5,400	89

Seiko Epson	6,400	97

Seiko Holdings	18,800	502

Seikoh Giken	4,500	139

Seino Holdings	17,900	242

Sekisui Chemical	29,300	509

Sekisui House	15,400	330

Sekisui House‡	1,227	1,030

Senko	21,400	182

Seven & i Holdings	55,600	2,040

Seven Bank	16,800	55

SFP Holdings	4,700	103

SG Holdings	3,700	83

Sharp	5,400	83

Shibaura Mechatronics	2,300	84

Shiga Bank	10,149	258

Shikoku Bank	2,100	20

Shimadzu	11,800	371

Shimamura	500	38

Shimano	2,700	439

Shimizu	45,000	458

Shin Nippon Biomedical Laboratories	14,600	84

Shin-Etsu Chemical	29,400	3,235

Shinsei Bank*	37,700	576

Shionogi	6,660	412

Shiseido	9,700	689

Shizuoka Bank	79,100	588

SHO-BOND Holdings	3,700	154

Showa Denko	3,400	90

Showa Sangyo	5,400	154

Sinko Industries	5,800	102

Description	Shares	Value (000)

Sintokogio	9,200	$89

SK-Electronics	19,900	363

SKY Perfect JSAT Holdings	85,400	379

SMC	1,400	639

Softbank	41,300	553

SoftBank Group	38,300	1,658

Sohgo Security Services	6,300	342

Soiken Holdings	11,300	64

Soliton Systems	2,200	26

Sompo Holdings	27,400	1,074

Sony	41,100	2,793

Sony Financial Holdings	8,900	213

Square Enix Holdings	2,200	110

Stanley Electric	3,500	101

Starts	4,100	104

Sugi Holdings	500	26

SUMCO	6,600	109

Suminoe Textile	700	19

Sumitomo	29,400	436

Sumitomo Chemical	34,600	157

Sumitomo Dainippon Pharma	3,900	76

Sumitomo Densetsu	8,900	239

Sumitomo Electric Industries	35,100	528

Sumitomo Forestry	7,000	103

Sumitomo Heavy Industries	2,500	71

Sumitomo Metal Mining	10,600	343

Sumitomo Mitsui Financial Group	71,400	2,629

Sumitomo Mitsui Trust Holdings	14,600	577

Sumitomo Realty & Development	8,300	290

Sumitomo Riko	17,700	160

Sumitomo Rubber Industries	4,300	52

Sundrug	6,500	235

Suntory Beverage & Food	8,300	346

Sun-Wa Technos	2,000	21

Suzuken	1,700	69

Suzuki Motor	9,100	379

SWCC Showa Holdings	18,900	258

Sysmex	4,120	281

System Research	4,000	66

Systena	33,600	547

T&D Holdings	30,100	381

Taiheiyo Cement	19,800	581

Taiho Kogyo, Cl A	1,858	15

Taiko Pharmaceutical	4,000	120

Taisei	4,800	199

Taisho Pharmaceutical Holdings	900	67

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Taiyo Nippon Sanso	2,900	$64

Takara Standard	6,800	122

Takasago Thermal Engineering	12,500	224

Takashimaya	33,900	381

Takeda Pharmaceutical	40,724	1,611

Takeei	2,800	32

Takuma	7,700	92

Tama Home	37,600	569

Tamron	17,000	391

Tanseisha	38,700	468

TDK	7,500	845

TechMatrix	24,900	536

TechnoPro Holdings	3,000	209

Teijin	4,100	77

Teikoku Tsushin Kogyo	1,600	18

Tekken	8,100	209

Terumo	218,500	7,768

T-Gaia	14,100	343

THK	2,700	73

Tigers Polymer	3,500	20

TIS	17,000	999

Toa	4,200	44

TOA ROAD CORP	400	13

Tobu Railway	5,000	181

TOC	2,300	19

Tochigi Bank	54,900	118

Toho	6,200	258

Toho Gas	1,900	78

Toho Holdings	11,700	259

Tohoku Electric Power	9,800	97

Tokai	2,500	65

TOKAI Holdings	7,100	71

Tokio Marine Holdings	34,600	1,930

Tokyo Century	900	48

Tokyo Dome	29,200	291

Tokyo Electric Power Holdings*	35,500	152

Tokyo Electron	3,900	850

Tokyo Electron Device	6,300	157

Tokyo Gas	18,400	446

Tokyo Keiki	1,900	18

Tokyo Ohka Kogyo	7,100	277

Tokyo Seimitsu	4,800	186

Tokyu	12,900	239

Tokyu Construction	79,800	569

Tokyu Fudosan Holdings	14,000	97

TOMONY Holdings	50,100	190

Description	Shares	Value (000)

Tomy	35,400	$459

Toppan Forms	3,500	39

Toppan Printing	6,400	132

Topre	13,000	210

Toray Industries	40,700	276

Torii Pharmaceutical	7,100	199

Torishima Pump Manufacturing	8,300	70

Tosei	13,300	182

Toshiba	12,200	415

Toshiba TEC	11,400	471

Tosoh	5,900	91

TOTO	3,300	139

Towa Pharmaceutical	16,600	431

Toyo Construction	46,200	221

Toyo Machinery & Metal	7,000	35

Toyo Seikan Group Holdings	29,700	512

Toyo Suisan Kaisha	20,700	880

Toyoda Gosei	1,400	35

Toyota Industries	7,500	432

Toyota Motor	132,900	9,368

Toyota Tsusho	5,500	194

Transaction	18,500	173

Transcosmos*	6,400	174

Treasure Factory	7,300	72

Trend Micro*	3,300	169

Tsumura	10,300	303

Tsuruha Holdings	1,000	128

ULS Group	1,500	40

Unicharm	10,100	342

UNITED	15,100	191

United Urban Investment‡	73	137

Ushio	10,200	151

USS	16,600	314

V Technology	1,700	86

Vital KSK Holdings	19,800	190

VT Holdings	30,800	137

Waseda Academy	2,200	21

Wealth Management*	4,100	73

Welcia Holdings	1,100	70

West Japan Railway	17,300	1,496

Will Group	25,500	291

World	3,400	84

World Holdings	6,600	117

Xebio Holdings	3,300	40

Yakult Honsha	2,800	154

YAMABIKO	5,600	61

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Yamada Denki*	14,200	$76

Yamaguchi Financial Group	54,000	366

Yamaha	3,700	205

Yamaha Motor	6,500	130

Yamaichi Electronics	3,600	56

Yamanashi Chuo Bank	10,000	107

Yamato Holdings	7,920	135

Yamazaki Baking	3,100	55

Yamazen	3,900	39

Yaskawa Electric	6,200	233

Yokogawa Electric	5,700	100

Yokohama Reito	24,600	225

Yokohama Rubber	2,700	52

Yokowo	3,200	95

Yossix	6,100	154

Z Holdings	68,600	289

ZERIA Pharmaceutical	4,800	92

ZOZO	12,000	230

		312,668

Kenya — 0.0%

East African Breweries	383,378	751

Malaysia — 0.1%

Aeon M	120,400	42

Allianz Malaysia	6,200	25

Astro Malaysia Holdings	104,600	32

Bermaz Auto	230,900	118

Hong Leong Bank	200	1

Hong Leong Industries	5,500	14

Insas	326,100	65

Kenanga Investment Bank	85,500	9

KSL Holdings*	551,500	102

Malaysia Airports Holdings	114,200	212

Malaysian Pacific Industries	17,267	49

MISC	152,100	310

Padini Holdings	148,500	118

Petron Malaysia Refining & Marketing	98,639	121

Sime Darby	867,100	471

Syarikat Takaful Malaysia Keluarga	24,000	33

Tropicana	48	—

Uchi Technologies	80,529	55

Unisem	23,619	12

		1,789

Mexico — 0.6%

America Movil	632,302	505

Credito Real SOFOM ER	2,787	3

Description	Shares	Value (000)

Fibra Uno Administracion‡	447,674	$693

Genomma Lab Internacional, Cl B*	1,836,793	1,821

Gentera	1,384,635	1,420

Grupo Aeroportuario del Pacifico, Cl B	212,249	2,523

Grupo Financiero Banorte, Cl O	330,024	1,843

Grupo Financiero Inbursa, Cl O	590,722	725

Grupo Lala, Cl B	668,204	580

Grupo Televisa ADR	50,263	590

Industrias Bachoco	78,181	335

Kimberly-Clark de Mexico, Cl A	72,892	145

Nemak	1,017,440	427

Vitro	18,814	42

Wal-Mart de Mexico	578,299	1,660

		13,312

Netherlands — 2.7%

ABN AMRO Bank	9,858	179

Accell Group	2,608	75

Adyen*	270	221

Aegon	46,444	212

AFC Ajax	889	21

Akzo Nobel	66,009	6,711

Altice Europe, Cl A*	16,432	106

Amsterdam Commodities	2,462	57

ArcelorMittal	69,261	1,215

ASM International	15,865	1,782

ASML Holding	12,401	3,668

ASR Nederland	11,193	419

Boskalis Westminster	186,553	4,771

Coca-Cola European Partners	1,470	74

Fugro*	141,530	1,584

Galapagos*	1,056	221

Galapagos ADR*	1,300	269

Heineken	25,957	2,763

Heineken Holding	2,900	281

Hunter Douglas*	175	11

ING Groep	408,358	4,896

Intertrust	15,011	291

Koninklijke Ahold Delhaize	75,638	1,892

Koninklijke DSM	4,469	582

Koninklijke KPN	413,226	1,220

Koninklijke Philips	49,714	2,427

Koninklijke Vopak	1,603	87

NN Group	7,610	289

Pharming Group*	237,710	418

Prosus*	11,874	886

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Randstad	70,794	$4,323

RELX	186,672	4,704

SBM Offshore	343,695	6,396

Signify	3,987	125

Takeaway.com*	1,188	110

Unibail-Rodamco-Westfield‡	2,728	430

Unilever	35,920	2,064

Van Lanschot Kempen	3,116	70

Wereldhave‡	11,056	250

Wolters Kluwer	6,903	503

		56,603

New Zealand — 0.1%

a2 Milk*	19,218	194

Auckland International Airport	25,762	152

Fisher & Paykel Healthcare	14,950	223

Fletcher Building	91,551	314

Infratil	82,796	281

Kathmandu Holdings	44,141	99

Mercury NZ	16,588	56

Meridian Energy	32,722	110

Metlifecare	17,435	80

NZX	83,714	77

PGG Wrightson	6,591	11

Property for Industry‡	32,158	53

Pushpay Holdings*	16,130	44

Ryman Healthcare	9,246	102

Skellerup Holdings	19,474	32

SKY Network Television	158,730	76

Spark New Zealand	167,204	487

Summerset Group Holdings	30,476	182

Trustpower	21,954	110

Vista Group International	20,539	50

Z Energy	32,108	95

		2,828

Norway — 1.0%

Adevinta, Cl B*	19,893	236

Aker BP	2,445	80

Bakkafrost P	25,074	1,857

DNB	55,193	1,031

Elkem	42,025	119

Equinor	90,577	1,809

Gjensidige Forsikring	4,560	96

Mowi	11,074	287

Norsk Hydro	30,955	115

Opera ADR*	7,683	71

Orkla	17,769	180

Description	Shares	Value (000)

Schibsted, Cl A	10,733	$324

Schibsted, Cl B	11,802	338

SpareBank 1 BV	17,631	80

Sparebank 1 Oestlandet	26,700	279

SpareBank 1 SR-Bank	53,156	606

Sparebanken More	1,457	53

Telenor	17,295	310

TGS NOPEC Geophysical	151,800	4,674

Yara International	182,696	7,673

		20,218

Peru — 0.1%

Cia de Minas Buenaventura ADR	32,843	496

Credicorp	12,296	2,621

		3,117

Philippines — 0.0%

First Gen	162,100	77

Lopez Holdings	759,100	56

SSI Group	279,000	15

		148

Poland — 0.2%

Asseco Poland	12,648	212

Cyfrowy Polsat	10,902	80

Enea*	60,238	126

Energa*	62,376	117

Eurocash	75,722	436

Grupa Lotos	60,862	1,341

Jastrzebska Spolka Weglowa	6,115	35

LPP	440	1,023

Neuca	96	10

Polski Koncern Naftowy Orlen	64,848	1,466

TEN Square Games	193	10

		4,856

Portugal — 0.2%

Altri SGPS	26,561	169

Banco Espirito Santo* (A)	46,916	—

EDP-Energias de Portugal	61,372	266

Galp Energia	127,612	2,133

Jeronimo Martins	5,759	95

Mota-Engil SGPS	63,517	133

Sonae SGPS	333,324	340

		3,136

Qatar — 0.1%

Mannai	7,450	6

Ooredoo QPSC	636,880	1,239

Qatar Islamic Bank SAQ	74,643	314

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Qatar National Bank SAQ	134,324	$760

United Development QSC	170,100	71

		2,390

Russia — 0.5%

Alrosa PJSC	641,384	871

Lukoil PJSC ADR	6,412	633

Magnit PJSC	8,538	471

Magnitogorsk Iron & Steel Works PJSC GDR	25,410	220

MMC Norilsk Nickel PJSC ADR	65,301	1,996

PhosAgro PJSC GDR	56,063	725

PhosAgro PJSC (LSE Shares) GDR	5,767	73

Polyus PJSC GDR	107	6

Sberbank of Russia PJSC ADR	122,106	2,007

Severstal PJSC GDR	9,322	141

Tatneft PJSC ADR	5,656	418

VEON ADR	23,598	60

Yandex, Cl A*	86,272	3,751

		11,372

Singapore — 2.1%

Ascendas‡	66,816	148

Ascott Residence Trust‡	193,200	191

Asian Pay Television Trust	403,700	51

Best World International	17,700	18

Cache Logistics Trust‡	218,300	116

CapitaLand	59,600	166

CapitaLand Commercial Trust‡	59,974	89

CapitaLand Mall Trust‡	65,900	121

City Developments	11,500	94

ComfortDelGro	59,000	104

Dairy Farm International Holdings	32,100	183

DBS Group Holdings	280,134	5,391

Delfi	1,368,900	1,017

Frasers Property	82,600	104

Frencken Group	314,500	216

Genting Singapore	721,300	494

Great Eastern Holdings	51,200	828

Haw Par	36,612	348

Hi-P International, Cl P	69,800	79

Hongkong Land Holdings	841,900	4,840

Hour Glass	112,000	67

Jardine Cycle & Carriage	2,533	57

Jardine Matheson Holdings	158,400	8,807

Jardine Strategic Holdings	5,800	178

Jumbo Group	71,700	20

Description	Shares	Value (000)

Keppel	38,100	$192

Keppel DC‡	317,500	491

Mapletree Commercial Trust‡	720,050	1,280

Oversea-Chinese Banking	80,265	655

Parkway Life‡	118,700	293

Sasseur Real Estate Investment Trust‡	279,400	184

SATS	14,900	56

Sembcorp Industries	30,000	51

Silverlake Axis	95,300	29

Singapore Airlines	12,400	83

Singapore Exchange	20,400	134

Singapore Medical Group*	27,700	6

Singapore Press Holdings	46,200	75

Singapore Technologies Engineering	38,700	113

Singapore Telecommunications	1,948,800	4,883

Sunningdale Tech	66,700	66

Suntec‡	46,100	63

UMS Holdings	442,300	339

United Industrial	18,948	40

United Overseas Bank	481,270	9,451

UOL Group	12,285	76

Venture	82,900	999

Wilmar International	48,500	149

Yangzijiang Shipbuilding Holdings	261,700	218

Yanlord Land Group	159,300	143

		43,796

South Africa — 1.3%

Alviva Holdings	10,469	11

Anglo American	28,912	823

Anglo American Platinum	41,074	3,835

Astral Foods	1,307	20

Bid	61,725	1,455

Bidvest Group	169,249	2,474

Capitec Bank Holdings	27,388	2,828

Cie Financiere Richemont	77,292	604

Clicks Group	112,517	2,062

DataTec	28,258	67

FirstRand	438,544	1,966

Grindrod	1,330,105	478

Impala Platinum Holdings*	55,454	568

Kumba Iron Ore	3,938	117

Momentum Metropolitan Holdings	121,518	189

Northam Platinum*	45,057	398

Peregrine Holdings	160,578	217

Raubex Group	354,798	608

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Standard Bank Group	179,911	$2,162

Super Group*	130,668	265

Telkom	209,106	520

Tiger Brands	352,156	5,299

Tsogo Sun Gaming	158,038	138

Tsogo Sun Hotels*	148,686	42

Wilson Bayly Holmes-Ovcon	9,970	98

		27,244

South Korea — 2.8%

Actro	20,828	262

Amore Pacific Group	16,769	1,195

Cheil Worldwide	24,245	504

CJ Hello	45,601	238

Com2uSCorp	2,656	245

Daelim Industrial	5,063	395

Daeyang Electric	3,787	46

Dongyang E&P	10,103	141

Douzone Bizon	20,913	1,465

Fila Korea	5,103	233

Gravity ADR*	417	16

GS Engineering & Construction	16,789	450

GS Home Shopping	1,965	253

Hana Financial Group	32,719	1,041

Hankook Tire & Technology	15,958	461

Hanwha Aerospace*	4,864	147

HDC Hyundai Development -Engineering & Construction, Cl E	3,497	77

Hyundai Glovis	2,881	355

Hyundai Motor	6,905	717

Innocean Worldwide	7,836	480

Interpark	21,256	92

Interpark Holdings	47,727	89

JB Financial Group	9,678	46

Kia Motors	59,695	2,280

Korea Investment Holdings	6,441	402

KT ADR	87,693	1,017

KT	17,542	409

LG	19,854	1,265

LG Display*	24,679	346

LG Electronics	31,796	1,975

LG Household & Health Care	2,862	3,113

LG Innotek	5,842	705

LG Uplus	101,551	1,245

MegaStudyEdu	1,335	48

Moorim Paper	15,148	32

Neowiz*	20,154	295

Description	Shares	Value (000)

NHN*	6,396	$369

NHN KCP	5,900	113

Partron	20,826	238

POSCO	1,529	311

POSCO ADR	90,000	4,557

S-1, Cl 1	6,064	491

Samsung Electronics	274,275	13,201

Samsung Electronics GDR	6,810	8,215

Samsung Fire & Marine Insurance	6,328	1,326

Samsung SDS	2,933	491

SeAH Holdings	225	15

Seohan	15,917	16

Shinhan Financial Group	54,364	2,035

SK Hynix	55,341	4,466

SK Telecom	9,902	2,032

Tovis	7,623	62

UIL	6,402	29

Youngone Holdings	595	25

		60,072

Spain — 1.4%

Acerinox*	38,886	438

ACS Actividades de Construccion y Servicios	6,273	251

Aena SME	1,678	321

Amadeus IT Group, Cl A	112,006	9,146

Banco Bilbao Vizcaya Argentaria	162,537	908

Banco de Sabadell	132,426	154

Banco Santander	1,755,949	7,347

Bankia	295,948	632

Bankinter	16,736	123

Bolsas y Mercados Espanoles SHMSF	1,586	61

CaixaBank	90,441	284

Cellnex Telecom*	6,012	259

CIE Automotive	12,924	306

eDreams ODIGEO*	7,047	34

Enagas	5,896	150

Endesa	8,256	220

Faes Farma	75,385	423

Ferrovial	21,212	641

Gestamp Automocion	81,377	391

Grifols	7,151	252

Grupo Empresarial San Jose*	19,563	132

Iberdrola	147,737	1,522

Indra Sistemas*	31,972	365

Industria de Diseno Textil	26,588	938

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Mapfre	24,339	$64

Masmovil Ibercom*	18,333	418

Mediaset Espana Comunicacion	16,938	108

Naturgy Energy Group	6,997	176

Naturhouse Health SAU	5,270	12

Red Electrica	11,255	226

Repsol	35,455	554

Sacyr	110,673	323

Siemens Gamesa Renewable Energy	5,485	96

Talgo*	15,272	104

Telefonica	113,905	796

Viscofan	12,813	677

		28,852

Sweden — 1.8%

AddNode Group, Cl B	3,262	62

AddTech, Cl B	3,026	99

AF POYRY, Cl B	4,644	108

Alfa Laval	8,209	207

Arjo	89,437	430

Assa Abloy, Cl B	141,511	3,307

Atlas Copco, Cl A	16,534	659

Atlas Copco, Cl B	9,698	337

Avanza Bank Holding	13,100	137

Axfood	20,266	451

Bergman & Beving, Cl B	5,478	47

Biotage	26,498	351

Boliden	6,361	169

Boule Diagnostics	1,122	8

BTS Group, Cl B	574	15

Bufab	4,757	66

Bure Equity	27,252	617

Clas Ohlson, Cl B	36,924	445

Cloetta, Cl B	124,791	422

Dios Fastigheter	46,690	428

Duni	4,065	56

Electrolux	5,219	128

Enea*	3,656	71

Enlabs*	21,395	55

Eolus Vind, Cl B	28,057	329

Epiroc, Cl A	17,209	210

Epiroc, Cl B	10,544	125

Essity, Cl B	115,914	3,726

Evolution Gaming Group	23,193	701

Fastighets Balder, Cl B*	42,189	1,962

Ferronordic	3,314	58

Fortnox	13,561	244

Description	Shares	Value (000)

GARO	2,219	$73

Getinge, Cl B	79,719	1,481

GHP Specialty Care	15,964	32

Hemfosa Fastigheter	57,196	741

Hennes & Mauritz, Cl B	19,889	405

Hexagon, Cl B	6,509	364

Husqvarna, Cl B	9,508	76

ICA Gruppen	2,452	114

Industrivarden, Cl C	3,799	92

Instalco	15,693	227

Intrum	12,817	383

Investor, Cl B	11,217	613

Inwido	74,753	570

Kinnevik	5,617	137

Klovern, Cl B	89,671	220

Kungsleden	22,241	234

L E Lundbergforetagen, Cl B	1,720	75

Lagercrantz Group, Cl B	4,907	76

Lifco, Cl B	3,212	196

Lindab International	70,945	906

Loomis, Cl B	20,153	834

Lundin Petroleum	4,862	165

Millicom International Cellular	9,433	453

Moberg Pharma*	30,769	60

Modern Times Group, Cl B*	15,934	190

Mycronic	7,101	140

Nobia	21,124	158

Nordea Bank Abp	100,852	814

Nordic Entertainment Group, Cl B	23,074	745

NP3 Fastigheter	2,267	27

Nyfosa*	115,205	1,007

Pricer, Cl B	39,505	79

Ratos, Cl B	62,469	223

RaySearch Laboratories*	3,236	37

Recipharm, Cl B	20,707	330

Rejlers, Cl B	2,297	29

Sandvik	95,825	1,866

Sdiptech, Cl B*	1,518	12

Sectra, Cl B	2,019	84

Securitas, Cl B	8,369	144

Sintercast	348	7

Skandinaviska Enskilda Banken, Cl A	40,277	379

Skanska, Cl B	8,888	201

SKF, Cl B	9,670	195

SkiStar	12,571	160

SSAB, Cl A	64,100	225

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

SSAB, Cl B	34,716	$113

Stillfront Group*	4,039	159

Svenska Handelsbanken, Cl A	142,591	1,535

Sweco, Cl B	10,370	399

Swedbank, Cl A	22,491	335

Swedish Match	16,035	827

Swedish Orphan Biovitrum*	12,043	199

Systemair	1,174	23

Tele2, Cl B	11,624	168

Telefonaktiebolaget LM Ericsson, Cl B	74,766	651

Telia	68,039	293

Tethys Oil	26,208	237

Trelleborg, Cl B	63,311	1,140

Vitec Software Group, Cl B	4,373	86

Vitrolife	10,263	216

Volvo, Cl B	36,602	612

Wihlborgs Fastigheter	8,344	154

		38,756

Switzerland — 6.8%

ABB	44,971	1,088

Adecco Group	29,371	1,856

Alcon*	45,822	2,592

ALSO Holding	2,159	364

ams*	8,870	360

Ascom Holding	5,596	61

Baloise Holding	1,268	229

Barry Callebaut	77	170

Belimo Holding	96	731

Cembra Money Bank	3,595	394

Chocoladefabriken Lindt & Spruengli	25	194

Chocoladefabriken Lindt & Spruengli	2	176

Cie Financiere Richemont	173,352	13,636

Clariant	4,562	102

Coca-Cola*	4,620	157

Credit Suisse Group	62,288	841

DKSH Holding	5,050	275

Dufry	982	97

EMS-Chemie Holding	189	124

Galenica*	9,106	564

Geberit	5,830	3,271

Givaudan	225	705

Helvetia Holding	12,008	1,698

Huber + Suhner	1,058	84

Julius Baer Group	60,921	3,143

Kardex	1,154	195

Kuehne + Nagel International	1,290	218

Description	Shares	Value (000)

LafargeHolcim	168,677	$9,365

Landis+Gyr Group*	1,034	107

Lastminute.com*	2,209	105

Logitech International	20,117	952

Lonza Group	1,810	660

Nestle	222,166	24,051

Novartis	231,329	21,943

Pargesa Holding	1,077	90

Partners Group Holding	463	425

Roche Holding	68,983	22,386

Schindler Holding	541	133

Schindler Holding (Cert)	976	248

SGS	128	351

SIG Combibloc Group*	13,416	215

Sika	20,929	3,933

Sonova Holding	4,754	1,088

Straumann Holding	247	243

Swatch Group	1,404	74

Swatch Group BR	22,112	6,179

Swiss Life Holding	813	408

Swiss Prime Site	1,977	229

Swiss Re	7,178	806

Swisscom	643	340

Swissquote Group Holding	1,695	85

Tamedia	514	50

Temenos*	1,651	262

UBS Group	565,886	7,145

Vaudoise Assurances Holding	78	46

Vetropack Holding	98	308

Vifor Pharma	1,185	216

VZ Holding	213	65

Zehnder Group	1,346	63

Zurich Insurance Group	17,416	7,145

		143,041

Taiwan — 2.2%

AU Optronics ADR	578,712	1,893

ChipMOS Technologies ADR	8,333	188

Chroma ATE	120,000	580

Delta Electronics	238,516	1,205

E.Sun Financial Holding	2,074,723	1,931

Giant Manufacturing	126,414	898

Merida Industry	68,428	403

PChome Online*	150,587	476

Taiwan Semiconductor Manufacturing ADR	447,576	26,003

Taiwan Semiconductor Manufacturing	469,000	5,179

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Teco Electric and Machinery	1,260,387	$1,102

Tripod Technology	99,000	414

Uni-President Enterprises	1,388,000	3,436

United Microelectronics ADR	498,001	1,335

Yungtay Engineering	641,000	1,375

		46,418

Thailand — 0.4%

Airports of Thailand	780,200	1,928

Bangchak NVDR	160,900	150

Bangkok Bank	48,300	258

Bangkok Bank NVDR	21,200	113

BEC World*	636,600	126

CP ALL	910,200	2,195

Kasikornbank	112,200	564

PTT NVDR	1,380,300	2,025

		7,359

Turkey — 0.5%

Akbank T.A.S.*	1,085,533	1,480

Albaraka Turk Katilim Bankasi*	44,267	11

Anadolu Cam Sanayii	44,655	33

Arcelik*	39,404	138

Dogan Sirketler Grubu Holding	2,244,390	695

Dogus Otomotiv Servis ve Ticaret	91,794	147

Eregli Demir ve Celik Fabrikalari	535,664	814

Haci Omer Sabanci Holding	648,510	1,040

Tekfen Holding	5,919	19

Turkiye Garanti Bankasi*	1,409,488	2,639

Turkiye Is Bankasi, Cl C*	1,029,411	1,109

Turkiye Sise ve Cam Fabrikalari	246,550	218

Ulker Biskuvi Sanayi*	103,039	387

Vestel Elektronik Sanayi ve Ticaret*	182,299	387

Yapi ve Kredi Bankasi*	1,522,527	635

		9,752

United Arab Emirates — 0.0%

Abu Dhabi Islamic Bank PJSC	308,336	452

Aldar Properties PJSC	290,415	171

Emirates NBD Bank PJSC	10,430	37

		660

United Kingdom — 14.5%

3i Group	165,393	2,407

4imprint Group	9,467	436

Admiral Group	42,077	1,287

Aggreko	412,784	4,552

Anglo American	327,791	9,436

Antofagasta	64,830	787

Description	Shares	Value (000)

Ashtead Group	11,131	$356

Associated British Foods	8,872	305

Assura‡	13	—

AstraZeneca	32,136	3,238

Atlantica Yield	35,453	936

Auto Trader Group	126,507	996

Avast	129,031	774

AVEVA Group	1,573	97

Aviva	96,547	535

BAE Systems	221,673	1,658

Bank of Ireland Group	11,295	62

Barclays	2,067,683	4,920

Barratt Developments	63,729	630

Barrick Gold	940	17

Begbies Traynor Group	81	—

Berkeley Group Holdings	80,888	5,205

BHP Group	364,257	8,574

Bovis Homes Group	11,932	215

BP	1,091,871	6,821

British American Tobacco	62,544	2,678

British Land‡	20,920	177

Britvic	36,253	434

BT Group, Cl A	207,128	528

Bunzl	69,228	1,894

Burberry Group	10,364	303

C&C Group	58,624	316

Capita*	307,380	668

Card Factory	88,652	174

Carnival	128,232	6,191

Cementir Holding	10,344	78

Centrica	153,568	182

Checkit*	37,991	17

Close Brothers Group	13,462	285

Coca-Cola European Partners	11,349	577

Codemasters Group Holdings*	32,388	120

Compass Group	379,801	9,509

Computacenter	8,546	201

ConvaTec Group	425,362	1,118

Countryside Properties	68,141	411

Cranswick	6,236	280

CRH	7,232	291

Croda International	3,344	227

CVS Group	22,061	334

Daily Mail & General Trust, Cl A	20,987	230

Dart Group	78,448	1,760

DCC	17,787	1,542

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Devro	89,840	$212

Diageo	442,289	18,751

Dialog Semiconductor*	19,095	970

Direct Line Insurance Group	35,654	148

Drax Group	296,405	1,232

DS Smith	217,855	1,109

Dunelm Group	115,269	1,765

easyJet	45,187	853

EMIS Group	86,633	1,271

Endava ADR*	3,900	182

Euromoney Institutional Investor	13,531	233

Evraz	12,827	69

Experian	292,395	9,885

FDM Group Holdings	37,741	517

Ferguson	5,695	517

Ferroglobe*	33,786	32

Firstgroup*	201,345	334

Flutter Entertainment	13,797	1,686

Forterra	29,442	135

Future	20,186	388

G4S	383,587	1,108

Games Workshop Group	11,141	901

Gamesys Group*	12,706	119

GCP Student Living‡	4,387	12

Genel Energy	72,575	182

Georgia Capital*	21,818	266

GlaxoSmithKline	122,178	2,879

Glencore*	753,140	2,348

Global Ports Investments GDR*	220,689	839

Globaltrans Investment GDR	39,129	346

Go-Ahead Group	11,720	343

Grainger	77,424	321

Greggs	59,217	1,803

GVC Holdings	125,141	1,466

Halma	9,107	255

Hargreaves Lansdown	7,211	185

Hays	385,116	926

Hill & Smith Holdings	11,443	223

HomeServe	144,290	2,416

Hon Hai Precision Industry GDR	168,705	1,034

Howden Joinery Group	22,644	202

HSBC Holdings	494,728	3,879

IG Group Holdings	71,178	655

IMI	237,633	3,711

Imperial Brands	23,501	582

Inchcape	71,614	670

Description	Shares	Value (000)

Informa	63,597	$722

IntegraFin Holdings	33,287	196

InterContinental Hotels Group	4,151	286

Intermediate Capital Group	29,743	634

International Personal Finance	205,632	439

Intertek Group	51,115	3,963

Investec	156,828	920

ITV	691,207	1,383

J D Wetherspoon	4,377	96

J Sainsbury	40,642	124

JD Sports Fashion	10,665	118

John Wood Group	56,957	300

Johnson Matthey	4,938	196

Judges Scientific	1,588	119

Jupiter Fund Management	96,581	524

Just Eat*	80,153	886

Kainos Group	8,852	87

Kerry Group, Cl A	3,919	488

Kingfisher	54,348	156

Kingspan Group	3,953	241

Land Securities Group‡	16,821	221

Legal & General Group	147,090	590

Liontrust Asset Management	233	3

Lloyds Banking Group	12,667,827	10,488

London Stock Exchange Group	7,660	786

LondonMetric Property‡	66,247	208

Lookers	55,987	41

Lukoil PJSC ADR	196	19

M&G*	136,517	429

Man Group	182,393	382

Marks & Spencer Group	50,558	143

Marston’s	714,660	1,204

McCarthy & Stone	86,711	171

Mediclinic International	24,128	132

Meggitt	17,999	157

Melrose Industries	120,478	383

Micro Focus International ADR	4,526	63

Micro Focus International	4,238	60

Mitchells & Butlers*	60,729	370

Mitie Group	41,024	79

Mondi	11,646	273

Moneysupermarket.com Group	79,090	346

National Express Group	112,285	699

National Grid	84,921	1,062

Next	3,206	298

NMC Health	2,130	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Nomad Foods*	44,400	$993

Non-Standard Finance	128,595	36

Ocado Group*	12,023	204

Oxford Instruments	5,840	119

Pagegroup	45,070	312

Patisserie Holdings (A)	3,055	—

PayPoint	12,245	164

Pearson	18,147	153

Persimmon	7,641	273

Petrofac	19,815	101

Pets at Home Group	345,726	1,280

Phoenix Group Holdings	64,071	636

Playtech	32,539	171

Polar Capital Holdings	9,928	72

Provident Financial	66,309	401

Prudential	150,425	2,888

QinetiQ Group	27,637	131

Rank Group	14,029	51

Rathbone Brothers	7,583	214

Reach	63,430	115

Reckitt Benckiser Group	101,162	8,213

Redrow	59,763	590

RELX	201,039	5,075

Rentokil Initial	44,350	266

Rhi Magnesita	5,626	287

Rightmove	399,382	3,352

Rio Tinto	116,472	6,947

RM	349	1

Robert Walters	1,244	9

Rolls-Royce Holdings	435,395	3,940

Rotork	58,690	260

Royal Bank of Scotland Group	119,987	382

Royal Dutch Shell, Cl A	104,807	3,103

Royal Dutch Shell, Cl B	351,502	10,427

RSA Insurance Group	26,754	200

RWS Holdings	108	1

Sage Group	27,468	273

Samsung Electronics GDR	770	919

Schroders	2,863	126

SDL	8,777	69

Segro‡	27,197	322

Serco Group*	514,600	1,104

Severn Trent	6,149	205

Sirius Real Estate	249,281	292

Smith & Nephew	39,675	963

Smiths Group	301,419	6,735

Description	Shares	Value (000)

Softcat	34,121	$520

Spectris	151,427	5,829

Spirax-Sarco Engineering	1,913	225

Spirent Communications	10,525	35

SSE	24,726	471

SSP Group	188,180	1,620

St. James’s Place	50,192	774

Standard Chartered	220,049	2,076

Standard Life Aberdeen	57,452	250

State Bank of India GDR*	105,490	4,937

Tate & Lyle	189,651	1,911

Taylor Wimpey	85,702	220

Tesco	3,671,291	12,410

Thomas Cook Group* (A)	693,862	—

TP ICAP	76,035	412

Travis Perkins	415,212	8,810

TUI	48,587	614

Unilever	64,420	3,712

United Utilities Group	17,592	220

Urban Logistics REIT‡	11,705	23

Vesuvius	46,914	311

Victrex	35,979	1,188

Vodafone Group	653,882	1,271

Weir Group	287,810	5,755

WH Smith	37,104	1,278

Whitbread	3,185	204

WM Morrison Supermarkets	55,456	147

WPP	303,941	4,294

		305,156

United States — 0.3%

Copa Holdings, Cl A	36,000	3,891

Freeport-McMoRan	77,430	1,016

Genpact	17,094	721

NXP Semiconductors	6,759	860

PriceSmart	11,980	851

		7,339

Total Common Stock (Cost $1,808,294) (000)		2,030,413

PREFERRED STOCK (B) — 0.7%

Alpargatas*	302,872	2,500

Amore Pacific Group*	1,381	65

Banco Bradesco*	79,837	718

Banco do Brasil	103,400	556

Bayerische Motoren Werke	1,275	79

Cia de Transmissao de Energia Eletrica Paulista	103,514	581

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Description	Shares	Value (000)

Cia Paranaense de Energia	16,900	$290

Corem Property Group	2,495	104

Einhell Germany	253	17

FUCHS PETROLUB	79,880	3,976

Grupo Aval Acciones y Valores	795,416	353

Henkel & KGaA	4,400	457

Itausa - Investimentos Itau	207,417	727

Porsche Automobil Holding	3,810	286

Sartorius	929	200

Schaeffler	51,601	560

STO & KGaA	969	124

Telefonica Brasil	55,981	807

Volkswagen	10,830	2,149

Total Preferred Stock (Cost $10,859) (000)		14,549

	Number of Rights
RIGHTS — 0.0%

Pan American Silver* # (A)	20,581	8

Repsol* #	35,455	17

Times China* # (A)	11,250	—

Total Rights (Cost $—) (000)		25

	Number of Warrants
WARRANTS — 0.0%

Ezion Holdings, Expires 4/16/2023* (A)	77,880	—

Total Warrants (Cost $—) (000)		—

	Shares
SHORT-TERM INVESTMENT — 2.3%

State Street Institutional Treasury Money Market Fund, Cl Premier, 1.520% (C)	48,266,995	48,267

Total Short-Term Investment (Cost $48,267) (000)		48,267

Total Investments In Securities — 99.2% (Cost $1,867,420) (000)		$2,093,254

Percentages are based on net assets of $2,110,101 (000).

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Index	218	Mar-2020	$21,863	$22,198	$335
S&P TSX 60 Index	16	Mar-2020	2,464	2,495	(2)

			$24,327	$24,693	$333

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)	The rate reported is the 7-day effective yield as of December 31, 2019.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

LSE — London Stock Exchange

PJSC — Public Joint Stock Company

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of December 31, 2019, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$71,231	$—	$—	$71,231
Austria	187	4,453	—	4,640
Belgium	14,422	—	—	14,422
Brazil	44,269	—	—	44,269
Canada	87,261	—	—	87,261
Chile	3,052	—	—	3,052
China	63,440	—	—	63,440
Colombia	2,015	—	—	2,015
Cypress	172	—	—	172
Czech Republic	—	567	—	567
Denmark	124	34,889	—	35,013
Finland	—	13,713	—	13,713
France	145,056	—	—	145,056
Germany	126	114,121	—	114,247
Greece	8,109	—	—	8,109
Hong Kong	136,452	—	—	136,452
Hungary	—	2,033	—	2,033
India	56,993	—	—	56,993
Indonesia	—	11,244	—	11,244
Ireland	18,099	—	—	18,099
Israel	12,663	—	—	12,663
Italy	2,672	31,416	1	34,089
Japan	19	312,649	—	312,668
Kenya	751	—	—	751
Malaysia	1,789	—	—	1,789
Mexico	13,312	—	—	13,312
Netherlands	56,603	—	—	56,603
New Zealand	2,828	—	—	2,828
Norway	2,163	18,055	—	20,218
Peru	3,117	—	—	3,117
Philippines	77	71	—	148
Poland	1,032	3,824	—	4,856

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP International Equity Fund

Investments In Securities	Level 1	Level 2	Level 3^	Total
Portugal	$3,136	$—	$—	$3,136
Qatar	2,390	—	—	2,390
Russia	11,372	—	—	11,372
Singapore	43,796	—	—	43,796
South Africa	27,244	—	—	27,244
South Korea	13,803	46,269	—	60,072
Spain	28,852	—	—	28,852
Sweden	424	38,332	—	38,756
Switzerland	570	142,471	—	143,041
Taiwan	46,418	—	—	46,418
Thailand	—	7,359	—	7,359
Turkey	9,752	—	—	9,752
United Arab Emirates	660	—	—	660
United Kingdom	304,186	970	—	305,156
United States	7,339	—	—	7,339

Total Common Stock	1,247,976	782,436	1	2,030,413

Preferred Stock	6,597	7,952	—	14,549
Rights	17	—	8	25
Warrants	—	—	—	—
Short-Term Investment	48,267	—	—	48,267

Total Investments in Securities	$1,302,857	$790,388	$9	$2,093,254

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$—	$335	$—	$335
Unrealized Depreciation	—	(2)	—	(2)

Total Other Financial Instruments	$—	$333	$—	$333

**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2019, there were no significant transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 26.6%

U.S. Treasury Bonds 5.375%, 02/15/31	$1,000	$1,343
5.000%, 05/15/37	2,240	3,175
4.750%, 02/15/37	10,315	14,212
4.625%, 02/15/40	500	692
4.500%, 02/15/36 - 05/15/38	1,300	1,740
4.375%, 02/15/38 - 05/15/41	5,562	7,453
4.250%, 11/15/40	1,250	1,657
3.875%, 08/15/40	500	631
3.750%, 08/15/41 - 11/15/43	4,050	5,069
3.625%, 08/15/43 - 02/15/44	2,700	3,323
3.500%, 02/15/39	2,420	2,905
3.375%, 05/15/44 - 11/15/48	14,201	17,131
3.125%, 02/15/42 - 05/15/48	13,207	15,215
3.000%, 11/15/44 - 02/15/49	20,790	23,431
2.875%, 05/15/43 - 05/15/49	5,247	5,778
2.750%, 08/15/42 - 11/15/47	19,686	21,161
2.500%, 02/15/45 - 05/15/46	2,000	2,046
2.375%, 11/15/49	1,000	1,000
2.250%, 08/15/46 - 08/15/49	17,134	16,671

U.S. Treasury Notes
3.125%, 11/15/28	2,700	2,971
3.000%, 09/30/25 - 10/31/25	3,000	3,206
2.875%, 10/15/21 - 08/15/28	26,488	27,800
2.750%, 08/15/21 - 02/15/28	38,599	40,100
2.625%, 05/15/21 - 02/15/29	33,333	34,504
2.500%, 02/28/21 - 01/31/25	34,999	36,010
2.375%, 03/15/21 - 05/15/29	29,835	30,645
2.250%, 02/15/21 - 11/15/27	33,711	34,471
2.125%, 08/15/21 - 05/31/26	22,925	23,337
2.000%, 01/15/21 - 11/15/26	30,992	31,366
1.875%, 11/30/21 - 07/31/26	12,750	12,830
1.750%, 02/28/22 - 11/15/29	63,597	63,316
1.625%, 12/31/21 - 08/15/29	55,294	55,040
1.500%, 11/30/21 - 08/15/26	50,913	50,505
1.375%, 01/31/21 - 08/31/26	8,250	8,182
1.250%, 03/31/21 - 08/31/24	14,003	13,850

Description	Face Amount (000)	Value (000)
1.125%, 02/28/21 - 09/30/21	$9,500	$9,432

Total U.S. Treasury Obligations (Cost $604,467) (000)		622,198

CORPORATE OBLIGATIONS — 24.7%

Communication Services — 1.9%

Activision Blizzard 3.400%, 09/15/26	50	53

Alphabet 3.375%, 02/25/24	100	106

America Movil 6.125%, 03/30/40	250	335

AT&T
5.250%, 03/01/37	3,073	3,671
4.900%, 08/15/37	150	173
4.850%, 03/01/39	70	81
4.500%, 03/09/48	100	110
4.350%, 06/15/45	600	648
4.300%, 02/15/30	333	370
4.125%, 02/17/26	200	217
4.100%, 02/15/28	253	275
3.800%, 03/01/24	200	212
3.800%, 02/15/27	150	160
3.600%, 07/15/25	2,386	2,526
3.400%, 05/15/25	6,533	6,842
3.200%, 03/01/22	3,050	3,122
2.950%, 07/15/26	200	204
2.450%, 06/30/20	2,002	2,009

Baidu 3.875%, 09/29/23	200	208

Bell Canada 4.464%, 04/01/48	15	17
4.300%, 07/29/49	30	34

British Telecommunications 5.125%, 12/04/28	200	230

Charter Communications Operating 6.484%, 10/23/45	150	186
6.384%, 10/23/35	150	189
5.375%, 04/01/38	100	114
5.375%, 05/01/47	100	112
4.800%, 03/01/50	2,551	2,690
4.500%, 02/01/24	100	108

Comcast
4.950%, 10/15/58	25	33
4.700%, 10/15/48	3,164	3,907
4.600%, 10/15/38	614	732
4.400%, 08/15/35	100	117
4.250%, 10/15/30	25	29
4.250%, 01/15/33	500	579
4.150%, 10/15/28	45	51
4.000%, 08/15/47	200	220
3.999%, 11/01/49	300	333
3.950%, 10/15/25	50	54
3.900%, 03/01/38	100	111
3.700%, 04/15/24	55	59
3.450%, 10/01/21	40	41

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.375%, 02/15/25	$125	$132
3.250%, 11/01/39	100	102
3.150%, 03/01/26	50	52
2.750%, 03/01/23	100	102
2.650%, 02/01/30	744	747

Discovery Communications
5.300%, 05/15/49	40	47
5.000%, 09/20/37	150	170
4.125%, 05/15/29	100	108
3.800%, 03/13/24	50	53
2.950%, 03/20/23	50	51

Fox 4.709%, 01/25/29 (A)	200	228

Interpublic Group 5.400%, 10/01/48	25	31
3.750%, 10/01/21	100	103

NBCUniversal Media 4.375%, 04/01/21	100	103

Omnicom Group 3.600%, 04/15/26	100	105

Orange 5.375%, 01/13/42	200	257
4.125%, 09/14/21	100	104

RELX Capital 3.125%, 10/15/22	100	103

Rogers Communications 4.350%, 05/01/49	75	84
4.300%, 02/15/48	40	45
2.900%, 11/15/26	50	51

Telefonica Emisiones 5.462%, 02/16/21	110	114
5.213%, 03/08/47	150	178
4.895%, 03/06/48	150	172

TELUS 4.600%, 11/16/48	50	59

Tencent Holdings 2.875%, 02/11/20 (A)	643	644

Thomson Reuters 3.350%, 05/15/26	100	103

TWDC Enterprises 18 3.700%, 12/01/42	72	79
3.150%, 09/17/25	100	106

Verizon Communications 5.250%, 03/16/37	100	126
5.012%, 04/15/49	250	320
4.862%, 08/21/46	250	310
4.812%, 03/15/39	100	121
4.522%, 09/15/48	523	628
4.400%, 11/01/34	400	464
4.329%, 09/21/28	255	289
4.272%, 01/15/36	1,407	1,593
4.016%, 12/03/29	250	279
3.875%, 02/08/29	10	11
3.376%, 02/15/25	150	159
2.625%, 08/15/26	135	137

ViacomCBS 6.875%, 04/30/36	100	134
4.375%, 03/15/43	495	525

Description	Face Amount (000)	Value (000)
3.375%, 03/01/22	$150	$153
2.900%, 06/01/23	100	102

Vodafone Group 4.875%, 06/19/49	1,546	1,793
4.375%, 05/30/28	200	222
4.375%, 02/19/43	300	322
3.750%, 01/16/24	200	211

Walt Disney 6.400%, 12/15/35	735	1,045
4.500%, 02/15/21	100	103
3.700%, 10/15/25	20	22
2.750%, 09/01/49	250	236
2.000%, 09/01/29	300	291

		45,097

Consumer Discretionary — 1.1%

Alibaba Group Holding 4.000%, 12/06/37	250	268

Amazon.com 4.800%, 12/05/34	100	126
4.050%, 08/22/47	150	176
3.875%, 08/22/37	100	114
2.800%, 08/22/24	250	259
2.400%, 02/22/23	150	153

American Honda Finance 2.650%, 02/12/21	100	101
2.600%, 11/16/22	50	51
1.950%, 05/20/22	125	125

Aptiv 4.150%, 03/15/24	40	42

AutoNation 3.800%, 11/15/27	25	25

AutoZone 3.750%, 06/01/27	100	107

Best Buy 4.450%, 10/01/28	25	28

Booking Holdings 2.750%, 03/15/23	50	51

California Institute of Technology 3.650%, 09/01/19	20	19

Diageo Capital 2.375%, 10/24/29	200	197

Diageo Investment 2.875%, 05/11/22	100	102

Dollar General 4.150%, 11/01/25	25	27
4.125%, 05/01/28	35	39

Dollar Tree 4.200%, 05/15/28	45	48
4.000%, 05/15/25	100	107

eBay 2.750%, 01/30/23	250	254

Expedia Group 4.500%, 08/15/24	100	107

Ford Motor 5.291%, 12/08/46	150	143
4.346%, 12/08/26	45	46

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Ford Motor Credit 5.875%, 08/02/21	$2,332	$2,441
5.584%, 03/18/24	200	217
4.542%, 08/01/26	2,907	2,975
3.350%, 11/01/22	200	202
3.339%, 03/28/22	200	202

GEMS MENASA Cayman 7.125%, 07/31/26 (A)	1,080	1,137

General Motors 6.750%, 04/01/46	250	293
6.250%, 10/02/43	776	872
5.950%, 04/01/49	774	858
5.200%, 04/01/45	150	152
5.150%, 04/01/38	100	102

General Motors Financial 4.300%, 07/13/25	100	107
4.200%, 11/06/21	100	104
4.000%, 01/15/25	100	105
4.000%, 10/06/26	50	52
3.700%, 05/09/23	100	103
3.550%, 04/09/21	150	153
2.450%, 11/06/20	2,560	2,566

Grupo Televisa 7.250%, 05/14/43 (MXN)	2,840	112
5.000%, 05/13/45	200	209

Hasbro 3.550%, 11/19/26	2,259	2,275
3.500%, 09/15/27	30	30
3.000%, 11/19/24	100	100

Home Depot 5.875%, 12/16/36	150	207
4.400%, 04/01/21	100	103
4.250%, 04/01/46	100	118
3.900%, 12/06/28	40	45
3.900%, 06/15/47	50	57
2.950%, 06/15/29	100	104
2.800%, 09/14/27	50	52
2.625%, 06/01/22	100	102
2.000%, 04/01/21	100	100

Hyatt Hotels 4.375%, 09/15/28	50	54

Las Vegas Sands 3.900%, 08/08/29	40	42
3.200%, 08/08/24	45	46
2.900%, 06/25/25	15	15

Lear 5.250%, 01/15/25	45	46

Leggett & Platt 4.400%, 03/15/29	50	55

Lowe’s 4.050%, 05/03/47	100	108
3.650%, 04/05/29	200	214
3.100%, 05/03/27	100	104
2.500%, 04/15/26	50	50

Macy’s Retail Holdings 3.625%, 06/01/24	100	101

Description	Face Amount (000)	Value (000)

Magna International 3.625%, 06/15/24	$50	$53

Marriott International 4.150%, 12/01/23	50	53
3.125%, 10/15/21	100	102
2.125%, 10/03/22	15	15

Massachusetts Institute of Technology 2.989%, 07/01/50	100	99

McDonald’s 4.450%, 03/01/47	150	171
4.450%, 09/01/48	718	823
3.625%, 09/01/49	1,363	1,386
3.500%, 03/01/27	100	107
3.375%, 05/26/25	100	106
3.350%, 04/01/23	130	135

New York and Presbyterian Hospital 3.954%, 08/01/19	35	35

Nordstrom 5.000%, 01/15/44	100	98
4.000%, 03/15/27	30	31

O’Reilly Automotive 4.350%, 06/01/28	50	56
3.550%, 03/15/26	50	53

President & Fellows of Harvard College 3.150%, 07/15/46	100	102

QVC 4.450%, 02/15/25	65	67

Sands China 4.600%, 08/08/23	200	211

Starbucks 4.500%, 11/15/48	30	35
4.450%, 08/15/49	100	116
2.450%, 06/15/26	200	203

Target 4.000%, 07/01/42	200	229
3.500%, 07/01/24	100	107
3.375%, 04/15/29	50	54

Time Warner Cable 7.300%, 07/01/38	431	562
5.875%, 11/15/40	200	230
4.000%, 09/01/21	100	102

TJX 2.750%, 06/15/21	100	101

Toyota Motor Credit 4.250%, 01/11/21	100	102
3.650%, 01/08/29	100	109
3.450%, 09/20/23	50	53
2.750%, 05/17/21	100	101
2.700%, 01/11/23	200	204
2.250%, 10/18/23	50	51

University of Pennsylvania 3.610%, 02/15/19	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

USJ Acucar e Alcool 9.875%, 11/09/21 (A)	$343	$235

Whirlpool 4.000%, 03/01/24	60	64

		26,269

Consumer Staples — 1.0%

Adecoagro 6.000%, 09/21/27 (A)	1,045	1,046

Altria Group 6.200%, 02/14/59	15	18
5.950%, 02/14/49	40	48
5.800%, 02/14/39	165	194
5.375%, 01/31/44	100	113
4.800%, 02/14/29	40	45
4.000%, 01/31/24	300	318
3.800%, 02/14/24	20	21

Anheuser-Busch 4.900%, 02/01/46	2,560	3,036
4.700%, 02/01/36	150	174

Anheuser-Busch InBev Finance 3.300%, 02/01/23	225	233

Anheuser-Busch InBev Worldwide 5.800%, 01/23/59	300	410
4.950%, 01/15/42	500	592
4.600%, 04/15/48	1,536	1,758
4.439%, 10/06/48	100	112
4.150%, 01/23/25	250	272
4.000%, 04/13/28	55	61

Archer-Daniels-Midland 3.750%, 09/15/47	100	109
3.375%, 03/15/22	60	62

Bunge Finance 3.250%, 08/15/26	120	120
3.000%, 09/25/22	30	30

Campbell Soup 4.800%, 03/15/48	110	128
4.150%, 03/15/28	50	54
3.650%, 03/15/23	50	52

Church & Dwight 2.450%, 08/01/22	100	101

Clorox 3.500%, 12/15/24	50	53

Coca-Cola 3.300%, 09/01/21	100	103
2.875%, 10/27/25	50	52
2.550%, 06/01/26	50	51
1.750%, 09/06/24	100	99

Colgate-Palmolive 2.300%, 05/03/22	200	203

Conagra Brands 5.400%, 11/01/48	734	896
5.300%, 11/01/38	10	12
4.850%, 11/01/28	25	29
4.600%, 11/01/25	200	221
4.300%, 05/01/24	4,550	4,900

Description	Face Amount (000)	Value (000)
3.800%, 10/22/21	$20	$21

Constellation Brands 4.650%, 11/15/28	30	34
4.250%, 05/01/23	50	53
3.750%, 05/01/21	15	15
3.200%, 02/15/23	150	154
2.650%, 11/07/22	50	51

Costco Wholesale 2.750%, 05/18/24	150	155

General Mills 4.200%, 04/17/28	50	56
3.700%, 10/17/23	100	105
3.150%, 12/15/21	150	153

Hershey 2.300%, 08/15/26	50	51

Ingredion 3.200%, 10/01/26	50	51

JM Smucker 3.375%, 12/15/27	150	156

Kellogg 3.400%, 11/15/27	25	26

Keurig Dr Pepper 5.085%, 05/25/48	150	181
4.985%, 05/25/38	175	207
4.597%, 05/25/28	50	56

Kimberly-Clark 3.950%, 11/01/28	10	11
2.750%, 02/15/26	100	103

Kraft Heinz Foods 5.000%, 06/04/42	150	160
4.875%, 10/01/49 (A)	1,189	1,255
4.625%, 01/30/29	50	55
4.625%, 10/01/39 (A)	100	104
3.950%, 07/15/25	150	159
3.375%, 06/15/21	115	117

Kroger 3.300%, 01/15/21	100	101
2.650%, 10/15/26	200	202

McCormick 3.150%, 08/15/24	100	104

Molson Coors Brewing 4.200%, 07/15/46	200	200

Mondelez International 4.625%, 05/07/48	100	116
4.125%, 05/07/28	50	55

PepsiCo 3.600%, 03/01/24	100	107
3.450%, 10/06/46	200	212
3.000%, 10/15/27	50	53
2.850%, 02/24/26	100	104
2.375%, 10/06/26	200	203
2.000%, 04/15/21	50	50

Philip Morris International 4.500%, 03/20/42	100	114
3.375%, 08/11/25	100	105
2.500%, 11/02/22	100	101
1.875%, 02/25/21	200	200

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Procter & Gamble 3.500%, 10/25/47	$100	$113
2.450%, 11/03/26	50	51
2.150%, 08/11/22	100	101

Reynolds American 4.450%, 06/12/25	150	162

Sysco 4.450%, 03/15/48	50	57
3.550%, 03/15/25	50	53
2.500%, 07/15/21	35	35

Tyson Foods 4.875%, 08/15/34	200	239

Unilever Capital 4.250%, 02/10/21	150	154
3.250%, 03/07/24	150	157
2.200%, 05/05/22	100	101

Walgreens Boots Alliance 4.800%, 11/18/44	200	203
3.450%, 06/01/26	165	168

Walmart 4.050%, 06/29/48	35	42
3.950%, 06/28/38	115	133
3.700%, 06/26/28	100	110
3.625%, 12/15/47	250	278
3.400%, 06/26/23	50	53
3.300%, 04/22/24	100	105
3.250%, 07/08/29	140	150
2.650%, 12/15/24	50	52

		23,759

Energy — 3.5%

Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47 (A)	2,500	2,887

Apache 5.350%, 07/01/49	50	52
4.375%, 10/15/28	100	105
3.250%, 04/15/22	41	42

Azure Power Solar Energy Pvt 5.650%, 12/24/24 (A)	220	225

Baker Hughes a GE 3.337%, 12/15/27	100	104
3.138%, 11/07/29	65	67

Boardwalk Pipelines 4.950%, 12/15/24	50	54

BP Capital Markets 3.561%, 11/01/21	200	206
3.062%, 03/17/22	200	205
2.500%, 11/06/22	250	255

Canadian Natural Resources 3.900%, 02/01/25	150	160
3.850%, 06/01/27	100	106

Cenovus Energy 5.250%, 06/15/37	200	222
3.000%, 08/15/22	20	20

Cheniere Corpus Christi Holdings 7.000%, 06/30/24	150	173

Description	Face Amount (000)	Value (000)

Chevron 2.954%, 05/16/26	$50	$52
2.566%, 05/16/23	50	51
2.355%, 12/05/22	150	152
2.100%, 05/16/21	50	51

Cimarex Energy 3.900%, 05/15/27	100	104

CNOOC Finance 2015 USA 3.500%, 05/05/25	200	209

Concho Resources 4.850%, 08/15/48	15	17
4.375%, 01/15/25	50	52
4.300%, 08/15/28	10	11

ConocoPhillips 6.500%, 02/01/39	300	437

Continental Resources 5.000%, 09/15/22	30	30
4.900%, 06/01/44	993	1,054
4.500%, 04/15/23	40	42
4.375%, 01/15/28	25	27
3.800%, 06/01/24	25	26

Diamondback Energy 3.500%, 12/01/29	50	51
3.250%, 12/01/26	20	20
2.875%, 12/01/24	30	30

Ecopetrol 7.375%, 09/18/43	200	270
5.875%, 09/18/23	100	111
5.875%, 05/28/45	615	725

Emera US Finance 4.750%, 06/15/46	200	231
2.700%, 06/15/21	1,473	1,487

Enable Midstream Partners 4.150%, 09/15/29	100	95

Enbridge 4.000%, 11/15/49	100	105
3.700%, 07/15/27	100	106

Enbridge Energy Partners 5.875%, 10/15/25	100	117

Encana 3.900%, 11/15/21	50	51

Energy Transfer Operating 6.250%, 04/15/49	1,162	1,402
6.125%, 12/15/45	150	174
6.000%, 06/15/48	125	146
5.800%, 06/15/38	225	255
5.250%, 04/15/29	50	56
4.200%, 04/15/27	200	210

Energy Transfer Partners 4.500%, 11/01/23	3,017	3,197

Enterprise Products Operating 6.450%, 09/01/40	150	204
5.950%, 02/01/41	100	129
4.800%, 02/01/49	25	29
4.250%, 02/15/48	25	27
4.200%, 01/31/50	35	38

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
4.150%, 10/16/28	$175	$194
3.500%, 02/01/22	25	26
3.350%, 03/15/23	100	103
2.850%, 04/15/21	30	30

EOG Resources 3.150%, 04/01/25	100	105
2.625%, 03/15/23	100	102

EQM Midstream Partners 6.500%, 07/15/48	100	94

Equinor 3.950%, 05/15/43	200	223
3.700%, 03/01/24	100	107
2.450%, 01/17/23	125	127

Equities 3.900%, 10/01/27	50	46

Exxon Mobil 4.114%, 03/01/46	150	176
3.095%, 08/16/49	25	25
3.043%, 03/01/26	50	53
2.995%, 08/16/39	25	25
2.726%, 03/01/23	35	36
2.709%, 03/06/25	150	155
2.440%, 08/16/29	25	25
2.222%, 03/01/21	20	20
2.019%, 08/16/24	25	25
1.902%, 08/16/22	10	10

Fermaca Enterprises 6.375%, 03/30/38 (A)	988	1,075

Gazprom PJSC Via Gaz Capital 5.150%, 02/11/26 (A)	1,060	1,179

Greenko Dutch BV 5.250%, 07/24/24 (A)	775	786

Halliburton 5.000%, 11/15/45	100	114
3.800%, 11/15/25	150	160
3.500%, 08/01/23	100	104
3.250%, 11/15/21	3,280	3,347

Hess 7.875%, 10/01/29	929	1,214
5.600%, 02/15/41	526	616
4.300%, 04/01/27	200	213

Hunt Oil of Peru Sucursal Del Peru 6.375%, 06/01/28 (A)	730	804

Husky Energy 4.000%, 04/15/24	100	105

KazMunayGas National JSC 5.750%, 04/19/47 (A)	850	1,014

Kinder Morgan 5.550%, 06/01/45	300	357
4.300%, 03/01/28	100	109

Kinder Morgan Energy Partners 6.375%, 03/01/41	150	188
5.500%, 03/01/44	100	117
3.500%, 03/01/21	20	20

Magellan Midstream Partners 4.250%, 02/01/21	100	102

Description	Face Amount (000)	Value (000)
3.950%, 03/01/50	$25	$26

Marathon Oil 6.600%, 10/01/37	150	191

Marathon Petroleum 6.500%, 03/01/41	250	325
3.800%, 04/01/28	30	32
3.400%, 12/15/20	557	563

MPLX 5.500%, 02/15/49	1,813	2,060
5.200%, 03/01/47	200	216
5.200%, 12/01/47 (A)	150	160
4.800%, 02/15/29	70	77
4.125%, 03/01/27	65	68
4.000%, 02/15/25	25	26
3.500%, 12/01/22 (A)	25	26

National Oilwell Varco 2.600%, 12/01/22	29	29

Newfield Exploration 5.625%, 07/01/24	200	220

Nexen 6.400%, 05/15/37	150	206

Noble Energy 6.000%, 03/01/41	1,169	1,407
4.950%, 08/15/47	100	111

Occidental Petroleum 7.500%, 05/01/31	100	130
6.600%, 03/15/46	200	258
5.550%, 03/15/26	3,302	3,745
4.850%, 03/15/21	1,571	1,618
4.400%, 04/15/46	200	203
4.400%, 08/15/49	15	16
4.300%, 08/15/39	20	20
3.500%, 08/15/29	45	46
3.400%, 04/15/26	70	72
2.900%, 08/15/24	60	61
2.700%, 08/15/22	45	45

Odebrecht Oil & Gas Finance 0.501%, 01/03/69 (A) (B)	97	1

ONEOK 5.200%, 07/15/48	75	85
4.550%, 07/15/28	50	55
4.450%, 09/01/49	100	104
4.000%, 07/13/27	30	32

ONEOK Partners 3.375%, 10/01/22	100	103

Patterson-UTI Energy 5.150%, 11/15/29	25	26

Pertamina Persero 4.700%, 07/30/49 (A)	960	1,021

Peru LNG Srl 5.375%, 03/22/30 (A)	535	527

Petrobras Global Finance BV 6.900%, 03/19/49	995	1,167

Petroleos de Venezuela 9.000%, 11/17/21 (C)	660	51
8.500%, 10/27/20 (A)	123	22
6.000%, 11/15/26 (A) (C)	785	61

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
5.375%, 04/12/27 (C)	$670	$52

Petroleos Mexicanos 7.690%, 01/23/50 (A)	2,307	2,518
6.875%, 08/04/26	50	55
6.840%, 01/23/30 (A)	753	803
6.750%, 09/21/47	1,843	1,846
6.625%, 06/15/35	480	492
6.500%, 03/13/27	1,975	2,097
6.500%, 01/23/29	685	720
6.490%, 01/23/27 (A)	1,386	1,475
6.350%, 02/12/48	200	193
5.350%, 02/12/28	255	254

Phillips 66 4.650%, 11/15/34	300	353

Phillips 66 Partners 3.605%, 02/15/25	25	26
2.450%, 12/15/24	100	100

Pioneer Natural Resources 3.450%, 01/15/21	100	101

Plains All American Pipeline 4.650%, 10/15/25	6,902	7,396
3.850%, 10/15/23	150	155
3.550%, 12/15/29	100	99

ReNew Power 6.450%, 09/27/22 (A)	280	287

Sabine Pass Liquefaction 5.625%, 02/01/21	140	144
5.625%, 03/01/25	85	96
5.000%, 03/15/27	300	330

Saudi Arabian Oil 4.250%, 04/16/39 (A)	2,110	2,260

Shell International Finance 4.550%, 08/12/43	400	488
2.875%, 05/10/26	100	104
1.875%, 05/10/21	200	200

Shell International Finance BV 3.875%, 11/13/28	100	111
3.125%, 11/07/49	2,031	2,006
2.000%, 11/07/24	2,493	2,487

Sinopec Group Overseas Development 2016 2.750%, 09/29/26 (A)	460	457

Southern Gas Corridor CJSC 6.875%, 03/24/26 (A)	840	995

Spectra Energy Partners 3.500%, 03/15/25	100	105

Suncor Energy 6.500%, 06/15/38	150	209

Sunoco Logistics Partners Operations 4.400%, 04/01/21	100	102

Total Capital 3.883%, 10/11/28	50	56

Total Capital Canada 2.750%, 07/15/23	100	103

Description	Face Amount (000)	Value (000)

Total Capital International 3.455%, 02/19/29	$25	$27
2.700%, 01/25/23	100	102

TransCanada PipeLines 5.100%, 03/15/49	25	30
4.875%, 01/15/26	100	112
4.625%, 03/01/34	300	342
4.250%, 05/15/28	25	28

Transportadora de Gas del Sur 6.750%, 05/02/25 (A)	220	194

Ultrapar International 5.250%, 06/06/29 (A)	870	917

Valero Energy 4.350%, 06/01/28	70	77
4.000%, 04/01/29	35	38
3.650%, 03/15/25	100	106

Western Midstream Operating 5.300%, 03/01/48	200	175

Williams 8.750%, 03/15/32	2,823	4,061
5.750%, 06/24/44	20	24
5.100%, 09/15/45	300	334
4.850%, 03/01/48	25	27
4.550%, 06/24/24	45	49
3.700%, 01/15/23	15	15
3.600%, 03/15/22	100	103

YPF 16.500%, 05/09/22 (ARS) (A)	6,000	44

		81,087

Financials — 7.4%

Aflac 4.750%, 01/15/49	15	19
3.625%, 06/15/23	100	105

Allstate 4.200%, 12/15/46	200	230

Ally Financial 3.875%, 05/21/24	150	157

American Express 4.200%, 11/06/25	105	116
3.400%, 02/27/23	150	155
3.125%, 05/20/26	100	104
2.500%, 08/01/22	100	101
2.500%, 07/30/24	65	66

American Express Credit 2.700%, 03/03/22	100	102
2.250%, 05/05/21	100	100

American Financial Group 3.500%, 08/15/26	35	36

American International Group 4.750%, 04/01/48	150	181
4.700%, 07/10/35	200	232
4.500%, 07/16/44	626	722
3.875%, 01/15/35	200	212
3.375%, 08/15/20	2,095	2,114

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Andina de Fomento 4.375%, 06/15/22	$100	$105
3.750%, 11/23/23	90	94

Aon 4.500%, 12/15/28	50	57
2.200%, 11/15/22	65	65

Ares Capital 4.200%, 06/10/24	65	68

Assurant 4.000%, 03/15/23	74	77

Australia & New Zealand Banking Group NY 2.625%, 05/19/22	250	254

AXA Equitable Holdings 4.350%, 04/20/28	150	163

Banco del Estado de Chile 2.668%, 01/08/21 (A)	1,738	1,739

Banco Santander 3.306%, 06/27/29	200	206
3.125%, 02/23/23	200	204

Bank of America 5.000%, 01/21/44	250	326
4.450%, 03/03/26	130	143
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/50	150	181
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	200	222
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	115
4.200%, 08/26/24	165	177
4.183%, 11/25/27	250	271
4.100%, 07/24/23	100	107
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/40	100	113
4.000%, 01/22/25	100	107
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/30	40	44
3.950%, 04/21/25	200	214
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/49	100	114
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/27	6,547	6,921
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	250	260
3.500%, 04/19/26	50	53
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/22	6,394	6,523
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/25	100	104

Description	Face Amount (000)	Value (000)
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	$200	$209
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/30	100	103
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	103
2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/30	50	50
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	203
2.503%, 10/21/22	100	101
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	50	50

Bank of Georgia JSC 11.000%, 06/01/20 (GEL) (A)	870	304
6.000%, 07/26/23 (A)	750	788

Bank of Montreal 3.300%, 02/05/24	100	104
3.100%, 04/13/21	60	61
2.500%, 06/28/24	65	66
2.050%, 11/01/22	80	80

Bank of New York Mellon 3.550%, 09/23/21	100	103
3.450%, 08/11/23	50	52
3.400%, 01/29/28	50	53
3.300%, 08/23/29	100	105
3.000%, 02/24/25	100	104
2.950%, 01/29/23	50	51
2.500%, 04/15/21	100	101
2.450%, 08/17/26	50	51

Bank of Nova Scotia 3.125%, 04/20/21	150	152
2.800%, 07/21/21	100	102
2.700%, 08/03/26	200	204
2.450%, 03/22/21	50	50

Banque Federative du Credit Mutuel 2.125%, 11/21/22 (A)	1,048	1,049

Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/23	200	209
4.375%, 01/12/26	200	216
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	1,565	1,650

Barclays Bank 2.650%, 01/11/21	200	201

BAT Capital 4.758%, 09/06/49	50	52
4.540%, 08/15/47	100	100
4.390%, 08/15/37	150	152

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.557%, 08/15/27	$100	$102
3.462%, 09/06/29	50	51
3.222%, 08/15/24	50	51
2.789%, 09/06/24	35	35
2.764%, 08/15/22	50	51

BB&T 3.875%, 03/19/29	100	108
3.750%, 12/06/23	100	106
3.700%, 06/05/25	50	54
2.750%, 04/01/22	200	203
2.500%, 08/01/24	5,215	5,284
2.200%, 03/16/23	100	101

Berkshire Hathaway 3.125%, 03/15/26	200	211

Berkshire Hathaway Finance 4.300%, 05/15/43	200	231
4.250%, 01/15/49	50	60

BlackRock 3.250%, 04/30/29	100	107
3.200%, 03/15/27	100	106

BNP Paribas 3.250%, 03/03/23	150	156
2.819%, VAR ICE LIBOR USD 3 Month+1.111%, 11/19/25 (A)	4,572	4,626

BOC Aviation 3.000%, 09/11/29 (A)	1,100	1,078

BP Capital Markets America 4.234%, 11/06/28	100	113
3.410%, 02/11/26	100	107
2.112%, 09/16/21	100	100

BPCE 4.000%, 04/15/24	250	267

Brighthouse Financial 3.700%, 06/22/27	50	50

Brookfield Finance 3.900%, 01/25/28	100	107

Canadian Imperial Bank of Commerce 3.100%, 04/02/24	100	104
2.700%, 02/02/21	40	40

Capital One Financial 4.250%, 04/30/25	50	54
3.800%, 01/31/28	100	108
3.750%, 07/28/26	100	105
3.450%, 04/30/21	50	51
3.300%, 10/30/24	100	104
3.200%, 02/05/25	50	52
3.050%, 03/09/22	150	153

Charles Schwab 3.550%, 02/01/24	100	106

Chubb INA Holdings 3.350%, 05/15/24	100	105
3.350%, 05/03/26	150	160
2.875%, 11/03/22	150	154

Citigroup 8.125%, 07/15/39	250	417

Description	Face Amount (000)	Value (000)
4.750%, 05/18/46	$100	$120
4.450%, 09/29/27	2,730	3,008
4.300%, 11/20/26	1,425	1,552
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	119
4.125%, 07/25/28	85	93
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/29	150	164
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/24	50	53
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/30	150	164
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	215
3.750%, 06/16/24	100	106
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	107
3.500%, 05/15/23	100	104
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/25	100	104
3.300%, 04/27/25	100	105
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	185	189
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/30	4,433	4,502
2.900%, 12/08/21	100	102
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	3,549	3,609
2.750%, 04/25/22	100	101
2.700%, 10/27/22	300	305

Citigroup Global Markets Holdings 15.920%, 11/19/21 (UAH) (A)(D)	29,000	1,321

Citizens Financial Group 2.850%, 07/27/26	150	153
2.375%, 07/28/21	30	30

CME Group 3.000%, 03/15/25	150	156

CNO Financial Group 5.250%, 05/30/29	100	112

Comerica 4.000%, 02/01/29	50	55
3.700%, 07/31/23	25	26

Cooperatieve Rabobank UA 5.250%, 05/24/41	100	136
4.625%, 12/01/23	796	863
3.375%, 05/21/25	250	265

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
2.750%, 01/10/23	$250	$255

Credit Suisse Group Funding Guernsey 4.875%, 05/15/45	250	316

Credit Suisse NY 2.100%, 11/12/21	250	251

Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/25	200	204
3.700%, 05/30/24	85	86
3.150%, 01/22/21	100	101

Development Bank of Kazakhstan JSC 8.950%, 05/04/23 (KZT) (A)	362,000	884

Discover Bank 3.450%, 07/27/26	250	260

Discover Financial Services 4.100%, 02/09/27	40	43

E*TRADE Financial 4.500%, 06/20/28	50	54

Fibria Overseas Finance 5.500%, 01/17/27	25	27

Fidelity National Financial 4.500%, 08/15/28	50	54

Fifth Third Bancorp 3.650%, 01/25/24	100	106

Fifth Third Bank 3.950%, 07/28/25	200	217

First Republic Bank 4.625%, 02/13/47	200	228

FMS Wertmanagement 1.375%, 06/08/21	200	199

Goldman Sachs Group 5.750%, 01/24/22	350	376
5.150%, 05/22/45	350	430
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	1,648	1,878
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	300	331
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/38	150	163
3.750%, 05/22/25	100	106
3.750%, 02/25/26	250	265
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	175
3.625%, 02/20/24	30	31
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	78
3.200%, 02/23/23	150	154
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	102

Description	Face Amount (000)(1)	Value (000)
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	$3,463	$3,512
2.625%, 04/25/21	100	101
2.600%, 04/23/20	1,225	1,227
2.350%, 11/15/21	45	45

Hanover Insurance Group 4.500%, 04/15/26	100	108

Hartford Financial Services Group 5.500%, 03/30/20	630	636
4.400%, 03/15/48	100	115

HSBC Bank 14.800%, 02/01/23 (EGP) (A)	9,600	611
13.423%, 03/09/20 (NGN) (A) (B)	430,000	1,159

HSBC Holdings 5.250%, 03/14/44	200	253
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	200	224
4.250%, 08/18/25	200	214
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	200	214
4.000%, 03/30/22	100	104
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	1,691	1,823
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/25	5,816	6,106
3.600%, 05/25/23	200	209
2.950%, 05/25/21	200	202
2.650%, 01/05/22	300	303

Huntington National Bank 2.500%, 08/07/22	250	253

ING Groep 4.100%, 10/02/23	200	212
4.050%, 04/09/29	200	220

Intercontinental Exchange 4.000%, 10/15/23	150	160

Jefferies Group 6.875%, 04/15/21	100	106

JPMorgan Chase 5.600%, 07/15/41	250	342
4.350%, 08/15/21	250	260
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/29	100	112
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/29	150	165
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	1,534	1,738
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	150	169

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	$150	$166
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/24	100	105
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/30	300	323
3.625%, 05/13/24	100	106
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/24	75	78
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	213
3.300%, 04/01/26	100	105
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	166
3.200%, 06/15/26	100	104
3.125%, 01/23/25	150	157
2.972%, 01/15/23	400	408
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	76
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/30	2,460	2,460
2.700%, 05/18/23	100	102
2.400%, 06/07/21	50	50
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/25	75	75

JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (A)(D)	3,200,000	1,018
8.250%, 05/17/36 (IDR) (A)(D)	9,300,000	700
5.625%, 05/17/23 (IDR) (A)(D)	6,000,000	1,131

KeyBank 2.400%, 06/09/22	250	253

KFW 2.500%, 11/20/24	300	310

Kreditanstalt fuer Wiederaufbau 2.875%, 04/03/28	90	96
2.625%, 04/12/21	100	101
2.500%, 02/15/22	400	407
2.375%, 12/29/22	280	286
2.125%, 03/07/22	150	152
1.750%, 09/15/21	200	201
1.750%, 08/22/22	500	501
1.375%, 08/05/24	100	98

Lazard Group 3.750%, 02/13/25	50	53

LeasePlan 2.875%, 10/24/24 (A)	2,844	2,843

Description	Face Amount (000)	Value (000)

Lincoln National 3.625%, 12/12/26	$100	$105
3.050%, 01/15/30	2,138	2,146

Lloyds Banking Group 4.582%, 12/10/25	200	217
4.450%, 05/08/25	200	218
3.900%, 03/12/24	200	211
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/23	200	203

Loews 2.625%, 05/15/23	100	102

Manufacturers & Traders Trust 2.625%, 01/25/21	250	252

Manulife Financial 5.375%, 03/04/46	50	67

Markel 4.150%, 09/17/50	25	26
3.500%, 11/01/27	50	52

Marsh & McLennan 4.375%, 03/15/29	45	51
3.750%, 03/14/26	150	161
2.750%, 01/30/22	30	31

MDGH - GMTN BV 3.700%, 11/07/49 (A)	1,394	1,448

MetLife 6.400%, 12/15/36	1,497	1,834
3.600%, 04/10/24	100	106
3.600%, 11/13/25	50	54

Mitsubishi UFJ Financial Group 4.153%, 03/07/39	35	40
3.961%, 03/02/28	225	245
3.850%, 03/01/26	200	215
3.741%, 03/07/29	150	162
3.535%, 07/26/21	30	31
3.407%, 03/07/24	50	52
3.287%, 07/25/27	50	52
3.218%, 03/07/22	1,635	1,675
3.195%, 07/18/29	1,935	2,006
2.665%, 07/25/22	50	51

Mizuho Financial Group
3.922%, VAR ICE LIBOR USD 3 Month+1.000%, 09/11/24	200	210
2.601%, 09/11/22	200	203

Moody’s 4.250%, 02/01/29	150	170

Morgan Stanley 6.375%, 07/24/42	200	295
4.875%, 11/01/22	100	107
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/30	150	170
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	100	111
3.875%, 04/29/24	400	425

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.875%, 01/27/26	$200	$215
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/24	90	94
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	160
3.125%, 01/23/23	150	154
3.125%, 07/27/26	250	258
2.500%, 04/21/21	250	252

MUFG Americas Holdings 3.000%, 02/10/25	160	163

Muthoot Finance 6.125%, 10/31/22 (A)	820	850

Nasdaq 3.850%, 06/30/26	150	161

National Australia Bank 3.375%, 09/20/21	350	358

National Rural Utilities Cooperative Finance 3.400%, 02/07/28	100	106
2.700%, 02/15/23	100	102

New York Life Global Funding 3.250%, 08/06/21 (A)	2,012	2,058

Northern Trust 3.650%, 08/03/28	25	27
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	65

ORIX 4.050%, 01/16/24	50	53
2.900%, 07/18/22	30	31

Owl Rock Capital 4.000%, 03/30/25	25	25

PNC Bank 2.500%, 01/22/21	250	252
2.450%, 07/28/22	250	253

PNC Financial Services Group 3.500%, 01/23/24	125	132
3.450%, 04/23/29	50	53

PPL Capital 4.700%, 06/01/43	414	462

Principal Financial Group 3.400%, 05/15/25	100	105

Progressive 4.125%, 04/15/47	100	116
4.000%, 03/01/29	50	56

Prudential Financial 4.600%, 05/15/44	200	236
3.700%, 03/13/51	50	53
3.500%, 05/15/24	200	213

Regions Financial 3.800%, 08/14/23	50	53
2.750%, 08/14/22	50	51

Reinsurance Group of America 3.900%, 05/15/29	50	53

Description	Face Amount (000)	Value (000)

RenaissanceRe Holdings 3.600%, 04/15/29	$50	$53

Royal Bank of Canada 3.200%, 04/30/21	75	76
2.800%, 04/29/22	100	102
2.750%, 02/01/22	250	255
2.550%, 07/16/24	50	51
2.250%, 11/01/24	4,727	4,747

Royal Bank of Scotland Group 6.125%, 12/15/22	70	77
6.100%, 06/10/23	30	33
6.000%, 12/19/23	60	67
5.125%, 05/28/24	65	70
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/30	200	230
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/25	200	212

S&P Global 4.000%, 06/15/25	100	109

Santander Holdings USA 4.450%, 12/03/21	30	31
4.400%, 07/13/27	25	27
3.500%, 06/07/24	3,024	3,112

Santander UK 2.875%, 06/18/24	200	205

Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	205
3.125%, 01/08/21	100	101

Shriram Transport Finance 5.950%, 10/24/22 (A)	1,080	1,109

Standard Chartered Bank
11.000%, 08/05/25 (LKR) (A)(D)	49,000	284
10.750%, 03/03/21 (LKR) (A)(D)	75,000	423
8.250%, 05/19/36 (IDR) (A)(D)	3,160,000	991

Sumitomo Mitsui Financial Group 3.944%, 07/19/28	100	109
3.784%, 03/09/26	50	53
3.748%, 07/19/23	100	105
3.544%, 01/17/28	50	53
3.446%, 01/11/27	50	52
3.364%, 07/12/27	100	104
3.202%, 09/17/29	25	25
3.102%, 01/17/23	50	51
2.934%, 03/09/21	250	253
2.846%, 01/11/22	50	51
2.784%, 07/12/22	50	51
2.778%, 10/18/22	50	51
2.724%, 09/27/29	200	200
2.696%, 07/16/24	4,566	4,632

SunTrust Banks
3.689%, VAR ICE LIBOR USD 3 Month+0.735%, 08/02/24	150	157
2.900%, 03/03/21	50	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
2.700%, 01/27/22	$150	$152

Svensk Exportkredit 2.875%, 05/22/21	200	203
1.625%, 09/12/21	200	200

Synchrony Financial 4.500%, 07/23/25	100	108
4.375%, 03/19/24	35	37
2.850%, 07/25/22	30	31

Syngenta Finance 5.676%, 04/24/48 (A)	229	239
4.892%, 04/24/25 (A)	2,636	2,822

TBC Bank JSC 5.750%, 06/19/24 (A)	670	689

TC Ziraat Bankasi 5.125%, 05/03/22 (A)	200	199

TD Ameritrade Holding 3.750%, 04/01/24	100	106
3.300%, 04/01/27	30	32

Toronto-Dominion Bank 3.250%, 06/11/21	50	51
2.650%, 06/12/24	100	103
2.125%, 04/07/21	50	50
1.950%, 04/02/20 (A)	473	473
1.800%, 07/13/21	100	100

Travelers 4.050%, 03/07/48	100	114

Truist Bank 2.150%, 12/06/24	4,180	4,173

Union Pacific 3.839%, 03/20/60 (A)	100	101

Unum Group 4.500%, 12/15/49	100	97
4.000%, 03/15/24	50	53

US Bancorp 3.150%, 04/27/27	200	210
2.625%, 01/24/22	200	203
2.400%, 07/30/24	100	102
2.375%, 07/22/26	250	251

Voya Financial 3.125%, 07/15/24	50	52

WEA Finance 3.250%, 10/05/20 (A)	582	587
3.150%, 04/05/22 (A)	1,934	1,977

Wells Fargo 4.900%, 11/17/45	817	1,000
4.650%, 11/04/44	350	412
4.150%, 01/24/29	100	111
4.125%, 08/15/23	200	212
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/28	200	213
3.550%, 09/29/25	100	106
3.000%, 01/22/21	100	101
3.000%, 02/19/25	100	103
3.000%, 04/22/26	100	103
3.000%, 10/23/26	250	256

Description	Face Amount (000)	Value (000)
2.625%, 07/22/22	$7,639	$7,753
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/25	150	150

Wells Fargo Bank 6.600%, 01/15/38	250	362
3.550%, 08/14/23	250	262
2.600%, 01/15/21	250	252
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/22	4,324	4,330

Westpac Banking 4.421%, 07/24/39	100	110
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	212
3.300%, 02/26/24	50	52
2.700%, 08/19/26	100	101
2.000%, 08/19/21	50	50

Willis North America 4.500%, 09/15/28	100	111
3.600%, 05/15/24	50	52

		174,217

Health Care — 2.0%

Abbott Laboratories 4.900%, 11/30/46	200	263
3.750%, 11/30/26	100	109
3.400%, 11/30/23	35	37

AbbVie 4.875%, 11/14/48	402	464
4.700%, 05/14/45	200	223
4.500%, 05/14/35	200	225
4.300%, 05/14/36	150	165
4.250%, 11/14/28	15	17
4.250%, 11/21/49 (A)	45	48
4.050%, 11/21/39 (A)	973	1,023
3.750%, 11/14/23	35	37
3.375%, 11/14/21	100	103
3.200%, 11/06/22	100	103
3.200%, 11/21/29 (A)	105	107
2.950%, 11/21/26 (A)	1,011	1,029
2.850%, 05/14/23	50	51
2.600%, 11/21/24 (A)	7,243	7,302
2.300%, 05/14/21	50	50
2.300%, 11/21/22 (A)	1,993	2,003
2.150%, 11/19/21 (A)	200	200

Advocate Health & Hospitals 3.387%, 10/15/49	358	359

Aetna 2.800%, 06/15/23	25	25
2.750%, 11/15/22	150	153

Agilent Technologies 3.050%, 09/22/26	65	66

Allergan Funding SCS 4.550%, 03/15/35	300	328
3.800%, 03/15/25	190	200

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

AmerisourceBergen 3.400%, 05/15/24	$100	$104

Amgen 4.563%, 06/15/48	300	349
2.650%, 05/11/22	200	203
1.850%, 08/19/21	200	199

Anthem 4.650%, 01/15/43	150	169
3.650%, 12/01/27	65	69
3.350%, 12/01/24	150	157
3.300%, 01/15/23	200	207

Ascension Health 3.106%, 11/15/39	45	44

AstraZeneca 4.375%, 11/16/45	100	117
4.375%, 08/17/48	100	117
2.375%, 06/12/22	100	101

Baxter International 2.600%, 08/15/26	100	101

Becton Dickinson 4.685%, 12/15/44	157	184
3.700%, 06/06/27	33	35
3.125%, 11/08/21	100	102

Biogen 3.625%, 09/15/22	100	104

Boston Scientific 4.550%, 03/01/39	150	177
3.375%, 05/15/22	100	103

Bristol-Myers Squibb 5.000%, 08/15/45 (A)	250	321
4.250%, 10/26/49 (A)	716	850
4.125%, 06/15/39 (A)	2,296	2,650
3.875%, 08/15/25 (A)	100	108
3.400%, 07/26/29 (A)	80	86
3.250%, 02/20/23 (A)	100	103
3.200%, 06/15/26 (A)	250	263
2.900%, 07/26/24 (A)	55	57
2.875%, 02/19/21 (A)	45	45
2.600%, 05/16/22 (A)	50	51
2.000%, 08/01/22	100	101

Cardinal Health 3.200%, 03/15/23	100	103
3.079%, 06/15/24	150	154

Cigna 4.900%, 12/15/48	1,087	1,298
4.800%, 08/15/38	230	268
4.375%, 10/15/28	190	211
4.000%, 02/15/22 (A)	100	103
3.750%, 07/15/23	55	58
3.400%, 09/17/21	3,806	3,896

CVS Health 5.125%, 07/20/45	200	237
5.050%, 03/25/48	1,633	1,935
4.780%, 03/25/38	100	114
4.300%, 03/25/28	310	339
3.875%, 07/20/25	120	128
3.700%, 03/09/23	115	120

Description	Face Amount (000)	Value (000)
3.350%, 03/09/21	$157	$159
3.250%, 08/15/29	1,668	1,695
2.875%, 06/01/26	200	203
2.125%, 06/01/21	50	50

CVS Pass-Through Trust 4.163%, 08/11/36 (A)	567	580

Danaher 3.350%, 09/15/25	30	32

DH Europe Finance II Sarl 2.050%, 11/15/22	200	200

Eli Lilly 3.950%, 05/15/47	100	114
2.350%, 05/15/22	100	101

Gilead Sciences 4.600%, 09/01/35	400	478
4.500%, 02/01/45	150	174
2.500%, 09/01/23	35	36
1.950%, 03/01/22	15	15

GlaxoSmithKline Capital 3.875%, 05/15/28	150	166
3.375%, 06/01/29	100	107
2.850%, 05/08/22	100	102
2.800%, 03/18/23	125	128

HCA 5.500%, 06/15/47	40	46
5.250%, 04/15/25	35	39
5.250%, 06/15/26	40	45
5.250%, 06/15/49	1,364	1,525
5.125%, 06/15/39	25	28
5.000%, 03/15/24	55	60
4.750%, 05/01/23	35	38
4.500%, 02/15/27	30	32
4.125%, 06/15/29	20	21

Humana 4.950%, 10/01/44	200	236

Johnson & Johnson 3.625%, 03/03/37	150	166
2.900%, 01/15/28	150	156
2.625%, 01/15/25	100	103
2.450%, 12/05/21	100	101
2.450%, 03/01/26	200	203

Kaiser Foundation Hospitals 4.875%, 04/01/42	150	186
3.150%, 05/01/27	25	26

Laboratory Corp of America Holdings 3.250%, 09/01/24	100	104
2.950%, 12/01/29	50	50

McKesson 2.850%, 03/15/23	200	203

Medtronic 4.625%, 03/15/45	163	205
4.375%, 03/15/35	144	171
2.750%, 04/01/23	100	102

Merck 4.150%, 05/18/43	100	119
4.000%, 03/07/49	35	41

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.900%, 03/07/39	$50	$57
3.400%, 03/07/29	50	54
2.900%, 03/07/24	25	26
2.750%, 02/10/25	200	208

Mount Sinai Hospitals Group 3.737%, 07/01/49	20	20

Mylan 5.250%, 06/15/46	200	225
3.750%, 12/15/20	10	10

Northwell Healthcare 3.809%, 11/01/49	702	707

Novartis Capital 4.400%, 05/06/44	150	183
3.400%, 05/06/24	100	106
3.000%, 11/20/25	50	52
2.400%, 05/17/22	50	51

PerkinElmer 3.300%, 09/15/29	30	31

Pfizer 4.400%, 05/15/44	1,254	1,498
4.200%, 09/15/48	15	18
4.125%, 12/15/46	100	116
4.100%, 09/15/38	25	29
4.000%, 12/15/36	250	283
4.000%, 03/15/49	50	57
3.900%, 03/15/39	25	28
3.600%, 09/15/28	100	110
3.450%, 03/15/29	50	54
3.200%, 09/15/23	25	26
3.000%, 09/15/21	20	20
3.000%, 06/15/23	100	104
2.950%, 03/15/24	50	52

Providence St. Joseph Health Obligated Group 2.532%, 10/01/29	40	39

Quest Diagnostics 4.200%, 06/30/29	150	166

RWJ Barnabas Health 3.477%, 07/01/49	25	25

Sanofi 3.375%, 06/19/23	200	210

Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	60	62
2.875%, 09/23/23	50	51
2.400%, 09/23/21	150	151

SSM Health Care 3.688%, 06/01/23	20	21

Stanford Health Care 3.795%, 11/15/48	100	108

Stryker 4.625%, 03/15/46	100	120
3.500%, 03/15/26	25	27
3.375%, 11/01/25	50	53

Takeda Pharmaceutical 5.000%, 11/26/28	200	233

Description	Face Amount (000)	Value (000)

Thermo Fisher Scientific 3.200%, 08/15/27	$100	$104
3.000%, 04/15/23	200	206
2.950%, 09/19/26	30	31

UnitedHealth Group 4.750%, 07/15/45	100	123
4.625%, 07/15/35	200	243
4.450%, 12/15/48	10	12
4.250%, 04/15/47	100	116
4.250%, 06/15/48	50	58
3.875%, 12/15/28	10	11
3.850%, 06/15/28	50	55
3.750%, 07/15/25	50	54
3.700%, 12/15/25	10	11
3.500%, 06/15/23	50	52
3.500%, 02/15/24	10	11
3.500%, 08/15/39	531	558
3.350%, 07/15/22	150	155
3.150%, 06/15/21	50	51
2.950%, 10/15/27	150	156
2.875%, 03/15/22	100	102

Zimmer Biomet Holdings 3.550%, 04/01/25	150	158

Zoetis 4.450%, 08/20/48	125	145
3.250%, 02/01/23	50	52
3.000%, 09/12/27	50	51

		47,183

Industrials — 1.8%

3M 5.700%, 03/15/37	150	200
4.000%, 09/14/48	100	110
2.000%, 02/14/25	100	100

ABB Finance USA 3.800%, 04/03/28	150	164

AerCap Ireland Capital DAC 4.125%, 07/03/23	150	159
3.950%, 02/01/22	150	155
2.875%, 08/14/24	150	151

Aeropuerto Internacional de Tocumen 6.000%, 11/18/48 (A)	390	483

Air Lease 4.625%, 10/01/28	100	110
3.250%, 03/01/25	150	155

Aircastle 5.500%, 02/15/22	15	16
5.125%, 03/15/21	15	15
5.000%, 04/01/23	15	16
4.250%, 06/15/26	35	37
4.125%, 05/01/24	15	16

Allegion US Holding 3.550%, 10/01/27	50	51

American Airlines Pass-Through Trust 4.950%, 01/15/23	99	104
3.150%, 02/15/32	40	41

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Boeing 3.900%, 05/01/49	$25	$27
3.750%, 02/01/50	50	53
3.600%, 05/01/34	25	27
3.450%, 11/01/28	50	53
3.200%, 03/01/29	25	26
3.100%, 05/01/26	25	26
2.950%, 02/01/30	50	51
2.350%, 10/30/21	150	152
2.300%, 08/01/21	30	30
2.125%, 03/01/22	50	50

Burlington Northern Santa Fe 4.900%, 04/01/44	200	250
4.150%, 12/15/48	105	121
3.750%, 04/01/24	200	213
3.050%, 03/15/22	100	102

Canadian National Railway 4.450%, 01/20/49	150	187

Canadian Pacific Railway 4.000%, 06/01/28	15	16
2.900%, 02/01/25	100	103

Caterpillar 5.200%, 05/27/41	100	130
3.900%, 05/27/21	50	51
3.400%, 05/15/24	100	106
3.250%, 09/19/49	35	35

Caterpillar Financial Services 3.650%, 12/07/23	100	106
3.450%, 05/15/23	150	157
3.150%, 09/07/21	55	56

Cintas No. 2 3.700%, 04/01/27	200	217

CNH Industrial Capital 4.875%, 04/01/21	10	10
4.375%, 04/05/22	10	11
4.200%, 01/15/24	50	53
3.875%, 10/15/21	10	10

CSX 4.250%, 03/15/29	65	73
3.800%, 03/01/28	100	109
3.800%, 11/01/46	200	209
3.350%, 09/15/49	100	99
3.250%, 06/01/27	50	53

Deere 2.875%, 09/07/49	15	14

Delta Air Lines 4.375%, 04/19/28	50	53
3.750%, 10/28/29	100	100

DP World 4.700%, 09/30/49 (A)	617	620

Eaton 3.103%, 09/15/27	100	104

Embraer Netherlands Finance BV 5.400%, 02/01/27	65	73

Emerson Electric 2.625%, 02/15/23	100	103

Equifax 2.600%, 12/01/24	50	50

Description	Face Amount (000)	Value (000)

Eskom Holdings SOC 6.750%, 08/06/23 (A)	$710	$724
6.350%, 08/10/28 (A)	1,560	1,671

FedEx 4.950%, 10/17/48	1,619	1,770
4.750%, 11/15/45	100	105
3.200%, 02/01/25	200	208

Fluor 4.250%, 09/15/28	50	50

Fortune Brands Home & Security 4.000%, 09/21/23	50	53

GATX 3.850%, 03/30/27	200	209

GE Capital International Funding Unlimited Co 4.418%, 11/15/35	3,745	4,006
2.342%, 11/15/20	4,169	4,172

General Dynamics 3.750%, 05/15/28	55	61
3.500%, 05/15/25	200	214
2.250%, 11/15/22	100	101

General Electric 6.875%, 01/10/39	300	401
3.450%, 05/15/24	100	104
2.700%, 10/09/22	988	1,001

Georgian Oil and Gas JSC 6.750%, 04/26/21 (A)	200	207

Georgian Railway 7.750%, 07/11/22 (A)	1,500	1,642

Hillenbrand 4.500%, 09/15/26	100	105

Honeywell International 4.250%, 03/01/21	125	129
2.500%, 11/01/26	150	152

IHS Markit 4.250%, 05/01/29	85	92

Indonesia Asahan Aluminium Persero 6.757%, 11/15/48 (A)	418	539
6.530%, 11/15/28 (A)	380	466
5.710%, 11/15/23 (A)	1,210	1,334
5.230%, 11/15/21 (A)	1,306	1,369

Ingersoll-Rand Global Holding 4.250%, 06/15/23	100	107

Ingersoll-Rand Luxembourg Finance 3.800%, 03/21/29	100	107

Israel Electric 6.875%, 06/21/23 (A)	820	930

John Deere Capital 3.350%, 06/12/24	100	106
3.050%, 01/06/28	150	158
2.800%, 03/04/21	100	101
2.800%, 03/06/23	50	51
2.800%, 09/08/27	50	51
2.650%, 06/24/24	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Johnson Controls International 4.500%, 02/15/47	$150	$162
3.625%, 07/02/24	40	42

Kansas City Southern 4.700%, 05/01/48	50	59
2.875%, 11/15/29	15	15

Kennametal 4.625%, 06/15/28	25	26

L3Harris Technologies 5.054%, 04/27/45	100	124
4.400%, 06/15/28 (A)	150	167

Latam Airlines, Pass-Through Trust 4.500%, 11/15/23	382	383
4.200%, 11/15/27	808	832

Lockheed Martin 4.700%, 05/15/46	150	191
2.900%, 03/01/25	100	104

Masco 4.500%, 05/15/47	100	101
4.375%, 04/01/26	40	43
3.500%, 04/01/21	50	51

Mexico City Airport Trust 5.500%, 07/31/47 (A)	925	954
3.875%, 04/30/28 (A)	200	204

MidAmerican Energy 3.150%, 04/15/50	100	99

Norfolk Southern 5.100%, 08/01/18	50	59
4.150%, 02/28/48	60	68
3.400%, 11/01/49	50	50
3.250%, 12/01/21	100	102
3.150%, 06/01/27	25	26
2.900%, 06/15/26	35	36

Northrop Grumman 4.030%, 10/15/47	150	168
3.500%, 03/15/21	100	102
3.250%, 08/01/23	50	52

Owens Corning 4.200%, 12/01/24	100	105

PACCAR Financial 3.150%, 08/09/21	100	102

Parker-Hannifin 4.000%, 06/14/49	20	22
3.300%, 11/21/24	150	157

Pelabuhan Indonesia III Persero 4.500%, 05/02/23 (A)	350	370

Republic Services 3.950%, 05/15/28	50	55
2.900%, 07/01/26	150	154

Rockwell Automation 3.500%, 03/01/29	85	91

Rockwell Collins 3.200%, 03/15/24	150	156

Roper Technologies 2.800%, 12/15/21	150	152

Description	Face Amount (000)	Value (000)

Ryder System 3.875%, 12/01/23	$25	$27
3.500%, 06/01/21	50	51
2.800%, 03/01/22	30	30
2.500%, 09/01/24	20	20

Stanley Black & Decker 2.900%, 11/01/22	100	102

Textron 3.650%, 03/15/27	100	104

Transnet 4.000%, 07/26/22 (A)	425	431

Union Pacific 4.375%, 09/10/38	910	1,043
3.799%, 10/01/51	200	212
3.646%, 02/15/24	100	106
3.600%, 09/15/37	150	157
3.550%, 08/15/39	70	73

United Airlines, Pass-Through Trust 4.300%, 08/15/25	75	81
3.750%, 09/03/26	77	81
2.700%, 05/01/32	30	30

United Parcel Service 3.750%, 11/15/47	150	162
3.400%, 03/15/29	115	124
3.400%, 09/01/49	974	987
3.125%, 01/15/21	45	45
3.050%, 11/15/27	100	105

United Technologies 4.625%, 11/16/48	215	269
4.450%, 11/16/38	10	12
4.125%, 11/16/28	30	34
3.950%, 08/16/25	15	16
3.750%, 11/01/46	1,068	1,164
3.650%, 08/16/23	20	21
3.350%, 08/16/21	10	10
3.100%, 06/01/22	100	103
2.650%, 11/01/26	130	133
2.300%, 05/04/22	100	101
1.950%, 11/01/21	50	50

Verisk Analytics 4.125%, 03/15/29	110	121
4.000%, 06/15/25	50	54

Waste Connections 3.500%, 05/01/29	50	53

Waste Management 4.150%, 07/15/49	65	74
4.000%, 07/15/39	35	39
3.500%, 05/15/24	100	105
3.450%, 06/15/29	50	54

Westinghouse Air Brake Technologies 4.950%, 09/15/28	150	165

		40,904

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Information Technology — 1.2%

Amphenol 4.350%, 06/01/29	$25	$28
2.800%, 02/15/30	50	50

Analog Devices 3.125%, 12/05/23	150	155

Apple 4.650%, 02/23/46	300	376
4.500%, 02/23/36	100	122
3.850%, 08/04/46	100	113
3.750%, 09/12/47	150	167
3.450%, 05/06/24	100	106
3.000%, 06/20/27	25	26
3.000%, 11/13/27	100	105
2.950%, 09/11/49	100	97
2.850%, 05/06/21	200	203
2.850%, 05/11/24	250	259
2.500%, 02/09/22	50	51
2.400%, 01/13/23	200	203
2.300%, 05/11/22	100	101
2.250%, 02/23/21	50	50
2.150%, 02/09/22	250	252
1.550%, 08/04/21	50	50

Applied Materials 3.300%, 04/01/27	125	133

Arrow Electronics 3.500%, 04/01/22	100	103

Broadcom 4.750%, 04/15/29 (A)	100	109
4.250%, 04/15/26 (A)	100	106
3.875%, 01/15/27	100	104
3.625%, 01/15/24	100	104
3.625%, 10/15/24 (A)	100	104
3.125%, 10/15/22 (A)	25	25
3.000%, 01/15/22	100	102
2.200%, 01/15/21	100	100

Cisco Systems 3.625%, 03/04/24	100	107
3.500%, 06/15/25	50	54
2.950%, 02/28/26	50	52
2.500%, 09/20/26	100	102
2.200%, 09/20/23	100	101
1.850%, 09/20/21	100	100

Corning 5.350%, 11/15/48	100	126

Dell International 8.350%, 07/15/46 (A)	736	1,014
6.020%, 06/15/26 (A)	260	299
5.450%, 06/15/23 (A)	1,847	2,004
5.300%, 10/01/29 (A)	50	56
4.900%, 10/01/26 (A)	50	55
4.420%, 06/15/21 (A)	100	103

Deutsche Telekom International Finance BV 8.750%, 06/15/30	100	147
2.225%, 01/17/20 (A)	1,009	1,009

Fidelity National Information Services 3.000%, 08/15/26	150	155

Description	Face Amount (000)	Value (000)

Fiserv 4.400%, 07/01/49	$1,638	$1,860
3.800%, 10/01/23	100	106
3.500%, 07/01/29	45	47
3.200%, 07/01/26	150	155
2.750%, 07/01/24	50	51

Flex 4.875%, 06/15/29	50	54

Genpact Luxembourg Sarl 3.375%, 12/01/24	25	25

Global Payments 4.150%, 08/15/49	100	107

Hewlett Packard Enterprise 4.900%, 10/15/25	100	111

HP 6.000%, 09/15/41	150	166

IBM Credit 1.800%, 01/20/21	100	100

Intel 3.734%, 12/08/47	200	220
3.700%, 07/29/25	25	27
3.250%, 11/15/49	1,616	1,625
3.150%, 05/11/27	100	106
2.875%, 05/11/24	150	156
2.600%, 05/19/26	100	103

International Business Machines 4.250%, 05/15/49	100	114
4.150%, 05/15/39	100	113
4.000%, 06/20/42	150	166
3.625%, 02/12/24	100	106
3.500%, 05/15/29	130	140
3.450%, 02/19/26	50	53
3.300%, 05/15/26	100	106
3.000%, 05/15/24	150	156
2.850%, 05/13/22	100	102
2.800%, 05/13/21	100	101
2.250%, 02/19/21	50	50
1.875%, 08/01/22	150	150

Juniper Networks 4.500%, 03/15/24	50	54

Keysight Technologies 3.000%, 10/30/29	50	50

KLA 4.100%, 03/15/29	65	71

Lam Research 4.000%, 03/15/29	30	33
3.750%, 03/15/26	100	107
2.800%, 06/15/21	50	51

Mastercard 3.950%, 02/26/48	10	12
3.650%, 06/01/49	50	56
3.500%, 02/26/28	5	5
2.950%, 11/21/26	50	52
2.950%, 06/01/29	50	52

Micron Technology 4.663%, 02/15/30	100	110

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Microsoft 4.250%, 02/06/47	$500	$613
4.100%, 02/06/37	200	237
3.700%, 08/08/46	100	113
3.450%, 08/08/36	300	329
3.300%, 02/06/27	160	171
3.125%, 11/03/25	100	106
2.875%, 02/06/24	35	36
2.650%, 11/03/22	150	154
2.400%, 02/06/22	150	152
2.400%, 08/08/26	100	101

Motorola Solutions 4.600%, 05/23/29	25	27

NetApp 3.375%, 06/15/21	50	51

NXP BV 5.350%, 03/01/26 (A)	3,300	3,727
4.300%, 06/18/29 (A)	1,353	1,463

Oracle 4.000%, 11/15/47	387	433
3.900%, 05/15/35	200	223
3.850%, 07/15/36	250	274
3.800%, 11/15/37	250	273
2.950%, 11/15/24	200	208
2.950%, 05/15/25	100	104
2.500%, 05/15/22	150	152
2.400%, 09/15/23	200	204
1.900%, 09/15/21	90	90

PayPal Holdings 2.200%, 09/26/22	200	201

QUALCOMM 4.300%, 05/20/47	150	172
3.250%, 05/20/27	50	53
3.000%, 05/20/22	100	102
2.600%, 01/30/23	200	204

salesforce.com 3.250%, 04/11/23	150	156

Seagate HDD Cayman 4.750%, 01/01/25	49	52

Texas Instruments 4.150%, 05/15/48	50	59
2.750%, 03/12/21	75	76

Total System Services 4.800%, 04/01/26	100	111

Trimble 4.150%, 06/15/23	100	106

Tyco Electronics Group 3.125%, 08/15/27	25	26

Visa 4.300%, 12/14/45	150	184
3.150%, 12/14/25	200	212
2.800%, 12/14/22	100	103

VMware 2.950%, 08/21/22	100	102

Western Union 4.250%, 06/09/23	50	53

		27,230

Description	Face Amount (000)	Value (000)

Materials — 0.4%

Airgas 3.650%, 07/15/24	$100	$106

ArcelorMittal 7.000%, 10/15/39	21	26
6.250%, 02/25/22	20	22
6.125%, 06/01/25	15	17
4.250%, 07/16/29	100	104

Barrick 5.250%, 04/01/42	150	179

BHP Billiton Finance USA 5.000%, 09/30/43	100	128

Celanese US Holdings 5.875%, 06/15/21	20	21
4.625%, 11/15/22	20	21

CNAC HK Finbridge 4.125%, 03/14/21	2,000	2,033

Dow Chemical 5.550%, 11/30/48	50	63
4.800%, 11/30/28	100	114
3.150%, 05/15/24	200	207

DuPont de Nemours 5.419%, 11/15/48	40	49
5.319%, 11/15/38	35	42
4.725%, 11/15/28	100	114
4.205%, 11/15/23	100	107

Eastman Chemical 3.800%, 03/15/25	150	158

Ecolab 3.250%, 01/14/23	100	103

FMC 4.500%, 10/01/49	100	109

Huntsman International 4.500%, 05/01/29	20	21

International Paper 5.150%, 05/15/46	150	173
3.650%, 06/15/24	200	210

LYB International Finance II BV 3.500%, 03/02/27	100	105

LYB International Finance III 4.200%, 10/15/49	75	78

LyondellBasell Industries 6.000%, 11/15/21	1,024	1,088

Martin Marietta Materials 4.250%, 12/15/47	100	104

Methanex 5.250%, 12/15/29	25	26

Mosaic 4.050%, 11/15/27	100	104

Newmont Goldcorp 5.450%, 06/09/44	100	124
3.700%, 03/15/23	50	52
3.500%, 03/15/22	100	103

Nucor 3.950%, 05/01/28	150	163

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Nutrien 6.125%, 01/15/41	$150	$185
3.625%, 03/15/24	100	104

Packaging Corp of America 3.650%, 09/15/24	100	105
3.400%, 12/15/27	35	37

PPG Industries 2.400%, 08/15/24	50	50

Praxair 2.450%, 02/15/22	200	202

Rio Tinto Finance USA 3.750%, 06/15/25	200	215

RPM International 4.550%, 03/01/29	50	54

SASOL Financing USA 5.875%, 03/27/24	200	217

Sherwin-Williams 3.800%, 08/15/49	50	51
3.450%, 08/01/25	100	105
2.950%, 08/15/29	50	51

Southern Copper 5.875%, 04/23/45	150	188
3.875%, 04/23/25	30	32

Steel Dynamics 2.800%, 12/15/24	25	25

Vale Overseas 6.875%, 11/21/36	200	260

Westlake Chemical 3.600%, 08/15/26	100	104

WRKCo 4.650%, 03/15/26	100	110
4.200%, 06/01/32	50	55

		8,224

Real Estate — 0.9%

Alexandria Real Estate Equities 4.000%, 01/15/24	100	107
4.000%, 02/01/50	50	55
3.450%, 04/30/25	25	26

American Campus Communities Operating Partnership 3.300%, 07/15/26	100	104

American Tower 4.000%, 06/01/25	200	214
3.375%, 05/15/24	100	104
2.750%, 01/15/27	100	100
2.250%, 01/15/22	50	50

AvalonBay Communities 3.500%, 11/15/24	100	105
3.300%, 06/01/29	65	69

Boston Properties 3.850%, 02/01/23	100	105
3.650%, 02/01/26	150	159

Brandywine Operating Partnership 4.100%, 10/01/24	50	53

Description	Face Amount (000)	Value (000)

Brixmor Operating Partnership 3.875%, 08/15/22	$30	$31
3.250%, 09/15/23	100	103

Camden Property Trust 4.100%, 10/15/28	10	11
3.150%, 07/01/29	30	31

Crown Castle International 5.250%, 01/15/23	100	109
4.000%, 11/15/49	10	10
3.800%, 02/15/28	150	160
3.700%, 06/15/26	35	37
2.250%, 09/01/21	55	55

CubeSmart 4.375%, 02/15/29	15	16

CyrusOne 3.450%, 11/15/29	100	100

Digital Realty Trust 3.625%, 10/01/22	100	104
3.600%, 07/01/29	30	31

Duke Realty 3.750%, 12/01/24	100	106

EPR Properties 4.750%, 12/15/26	50	55

Equinix 5.875%, 01/15/26	45	48
5.375%, 05/15/27	35	38
2.625%, 11/18/24	65	65

ERP Operating 4.625%, 12/15/21	120	125
4.150%, 12/01/28	50	56

Essex Portfolio 3.375%, 04/15/26	100	104

Federal Realty Investment Trust 3.200%, 06/15/29	50	52

GLP Capital 5.750%, 06/01/28	15	17
5.375%, 11/01/23	15	16
5.375%, 04/15/26	25	28
5.250%, 06/01/25	15	17
4.000%, 01/15/30	65	66

Healthcare Trust of America Holdings 3.750%, 07/01/27	100	106

Healthpeak Properties 3.875%, 08/15/24	150	159
3.250%, 07/15/26	100	104

Highwoods Realty 4.200%, 04/15/29	50	54

Host Hotels & Resorts 3.750%, 10/15/23	100	105

Kilroy Realty 3.450%, 12/15/24	50	52
3.050%, 02/15/30	4,015	3,960

Kimco Realty 4.450%, 09/01/47	1,163	1,276
3.300%, 02/01/25	80	83

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.200%, 05/01/21	$50	$51

Liberty Property 4.125%, 06/15/22	100	105

Life Storage 4.000%, 06/15/29	50	53

Mid-America Apartments 3.950%, 03/15/29	50	55
3.600%, 06/01/27	25	26

National Retail Properties 4.000%, 11/15/25	35	38
3.600%, 12/15/26	100	105

Office Properties Income Trust 4.250%, 05/15/24	50	52

Omega Healthcare Investors 4.375%, 08/01/23	50	53
3.625%, 10/01/29	100	100

Prologis 3.875%, 09/15/28	35	39

Public Storage 3.385%, 05/01/29	30	32

Realty Income 3.875%, 04/15/25	25	27
3.250%, 10/15/22	100	103
3.250%, 06/15/29	25	27

Regency Centers 3.600%, 02/01/27	30	31
2.950%, 09/15/29	50	50

Sabra Health Care 3.900%, 10/15/29	50	50

Service Properties Trust 5.250%, 02/15/26	100	105
5.000%, 08/15/22	100	105

Simon Property Group 3.375%, 10/01/24	125	132
3.300%, 01/15/26	100	105
3.250%, 09/13/49	2,288	2,226
2.625%, 06/15/22	250	254

UDR 4.400%, 01/26/29	25	28
4.000%, 10/01/25	50	54
3.100%, 11/01/34	15	15

Ventas Realty 3.750%, 05/01/24	50	52
2.650%, 01/15/25	100	101

VEREIT Operating Partnership 4.875%, 06/01/26	20	22
4.625%, 11/01/25	50	55
4.600%, 02/06/24	15	16

WEA Finance 2.875%, 01/15/27 (A)	8,559	8,533

Welltower 4.950%, 09/01/48	100	120
3.100%, 01/15/30	30	30
2.700%, 02/15/27	100	101

Weyerhaeuser 4.625%, 09/15/23	100	108

Description	Face Amount (000)	Value (000)

WP Carey 4.600%, 04/01/24	$50	$54

		21,954

Utilities — 3.5%

1MDB Energy 5.990%, 05/11/22	2,000	2,106

ABY Transmision Sur 6.875%, 04/30/43 (A)	622	786

Adani Transmission 4.250%, 05/21/36 (A)	920	929

AEP Texas 3.450%, 01/15/50	100	100

AEP Transmission 3.800%, 06/15/49	50	54
3.100%, 12/01/26	150	155

Alabama Power 4.300%, 07/15/48	30	35

Ameren 2.500%, 09/15/24	2,086	2,095

Ameren Illinois 4.500%, 03/15/49	25	31
3.250%, 03/15/50	714	723

American Electric Power 3.650%, 12/01/21	35	36

American Water Capital 4.200%, 09/01/48	100	113
3.400%, 03/01/25	100	105

Arizona Public Service 4.500%, 04/01/42	100	115
3.150%, 05/15/25	50	52

Atmos Energy 4.125%, 03/15/49	20	23
3.000%, 06/15/27	65	67

Avangrid 3.800%, 06/01/29	50	53

Berkshire Hathaway Energy 6.125%, 04/01/36	200	275
3.750%, 11/15/23	100	106

Black Hills 4.350%, 05/01/33	30	33
3.050%, 10/15/29	50	50

CenterPoint Energy 4.250%, 11/01/28	25	27
3.850%, 02/01/24	25	26
3.700%, 09/01/49	25	25
3.600%, 11/01/21	10	10
2.950%, 03/01/30	25	25
2.500%, 09/01/22	50	50

CenterPoint Energy Houston Electric 4.250%, 02/01/49	25	29
2.250%, 08/01/22	100	101

Cleco Corporate Holdings 3.743%, 05/01/26	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

CMS Energy 3.000%, 05/15/26	$40	$41

Cometa Energia 6.375%, 04/24/35 (A)	1,444	1,570

Connecticut Light & Power 4.000%, 04/01/48	25	29
3.200%, 03/15/27	25	26

Consolidated Edison of New York 4.450%, 03/15/44	150	174
4.000%, 12/01/28	100	111
3.875%, 06/15/47	100	108
3.800%, 05/15/28	50	55

Consumers Energy 4.350%, 04/15/49	100	121

Dominion Energy 5.950%, 06/15/35	1,229	1,564
4.050%, 09/15/42	150	158
3.071%, 08/15/24	35	36
2.750%, 01/15/22	100	102
2.450%, 01/15/23 (A)	2,543	2,552

DTE Electric 3.950%, 03/01/49	70	80
3.750%, 08/15/47	100	110

DTE Energy 3.400%, 06/15/29	70	72
2.529%, 10/01/24	2,325	2,337

Duke Energy 3.750%, 09/01/46	200	207
2.650%, 09/01/26	150	151

Duke Energy Carolinas 5.300%, 02/15/40	300	388
3.700%, 12/01/47	100	108
3.200%, 08/15/49	25	25
3.050%, 03/15/23	100	103
2.950%, 12/01/26	50	52

Duke Energy Florida 3.800%, 07/15/28	50	55
2.500%, 12/01/29	50	50

Duke Energy Progress 3.700%, 09/01/28	50	55
3.450%, 03/15/29	35	37

Edison International 5.750%, 06/15/27	2,980	3,346
3.550%, 11/15/24	477	488
2.400%, 09/15/22	80	80

Empresa de Transmision Electrica 5.125%, 05/02/49 (A)	400	455

Enel Generacion Chile 4.250%, 04/15/24	50	53

Entergy 4.000%, 07/15/22	50	52

Entergy Louisiana 4.200%, 04/01/50	50	58
4.000%, 03/15/33	130	147

Description	Face Amount (000)	Value (000)

Entergy Texas 3.550%, 09/30/49	$25	$26

Evergy Kansas Central 3.250%, 09/01/49	50	49

Evergy Metro 3.650%, 08/15/25	100	107

Eversource Energy 3.300%, 01/15/28	100	103
2.750%, 03/15/22	3,478	3,530

Exelon 5.100%, 06/15/45	566	683
3.400%, 04/15/26	100	104

Exelon Generation 5.600%, 06/15/42	600	687

FirstEnergy 4.250%, 03/15/23	1,445	1,523
3.900%, 07/15/27	1,533	1,640

FirstEnergy Transmission 5.450%, 07/15/44 (A)	1,217	1,536
4.550%, 04/01/49 (A)	1,212	1,389

Florida Power & Light 4.125%, 06/01/48	50	59
3.990%, 03/01/49	50	57
3.700%, 12/01/47	100	109
3.150%, 10/01/49	236	239

Georgia Power 4.300%, 03/15/42	200	219

Israel Electric 5.000%, 11/12/24 (A)	364	400

ITC Holdings 3.650%, 06/15/24	25	26
2.700%, 11/15/22	3,645	3,691

Listrindo Capital BV 4.950%, 09/14/26 (A)	530	537

MidAmerican Energy 4.250%, 07/15/49	1,175	1,411
3.950%, 08/01/47	100	113

Minejesa Capital BV 5.625%, 08/10/37 (A)	870	945

National Fuel Gas 3.950%, 09/15/27	50	52

Nevada Power 3.700%, 05/01/29	40	43

NextEra Energy Capital Holdings
4.800%, VAR ICE LIBOR USD 3 Month+2.409%, 12/01/77	200	206
3.342%, 09/01/20	5,136	5,181
3.150%, 04/01/24	100	104
2.800%, 01/15/23	1,415	1,447
2.403%, 09/01/21	2,508	2,526

NiSource 5.800%, 02/01/42	992	1,243
4.375%, 05/15/47	100	111

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.650%, 06/15/23	$50	$52
2.650%, 11/17/22	4,408	4,462

Northern States Power 2.600%, 05/15/23	100	102

NSTAR Electric 2.375%, 10/15/22	100	101

Oglethorpe Power 5.050%, 10/01/48	50	59

Ohio Power 4.000%, 06/01/49	20	22

Oklahoma Gas & Electric 3.800%, 08/15/28	25	27
3.300%, 03/15/30	25	27

Oncor Electric Delivery 4.100%, 11/15/48	50	57
3.750%, 04/01/45	100	109
3.700%, 11/15/28	100	110
3.100%, 09/15/49	884	864

ONE Gas 4.500%, 11/01/48	45	54

PacifiCorp 4.100%, 02/01/42	150	167

PECO Energy 3.900%, 03/01/48	15	17

Perusahaan Listrik Negara 6.150%, 05/21/48 (A)	1,045	1,318
5.500%, 11/22/21 (A)	776	821
4.875%, 07/17/49 (A)	368	398
3.875%, 07/17/29 (A)	450	469

Piedmont Natural Gas 3.500%, 06/01/29	100	107

Pinnacle West Capital 2.250%, 11/30/20	1,009	1,011

Power Finance 6.150%, 12/06/28 (A)	1,060	1,221

PPL Capital Funding 4.000%, 09/15/47	1,814	1,858
3.500%, 12/01/22	150	155
3.100%, 05/15/26	2,041	2,078

PPL Electric Utilities 3.000%, 10/01/49	35	33

Progress Energy 7.750%, 03/01/31	1,085	1,528

PSEG Power 3.850%, 06/01/23	50	52
3.000%, 06/15/21	50	51

Public Service Electric & Gas 3.650%, 09/01/28	100	109

Public Service Enterprise Group 2.650%, 11/15/22	150	152

Public Service of Colorado 4.100%, 06/15/48	65	75
3.200%, 03/01/50	100	100

Public Service of New Hampshire 3.600%, 07/01/49	25	27

Description	Face Amount (000)	Value (000)

Puget Sound Energy 4.223%, 06/15/48	$100	$115

Ruwais Power PJSC 6.000%, 08/31/36 (A)	540	665

San Diego Gas & Electric 4.300%, 04/01/42	826	889
4.150%, 05/15/48	636	700
3.750%, 06/01/47	725	754

Sempra Energy 6.000%, 10/15/39	1,222	1,586
3.800%, 02/01/38	200	209
3.750%, 11/15/25	100	106
3.550%, 06/15/24	100	105
2.900%, 02/01/23	35	36

Southern 4.250%, 07/01/36	150	162
2.350%, 07/01/21	200	201

Southern California Edison 4.875%, 03/01/49	314	373
4.125%, 03/01/48	654	699
3.650%, 03/01/28	50	53
3.500%, 10/01/23	150	156
2.850%, 08/01/29	75	75

Southern Gas Capital 3.250%, 06/15/26	30	31

Southwestern Electric Power 4.100%, 09/15/28	25	27
3.850%, 02/01/48	100	104
2.750%, 10/01/26	50	50

Southwestern Public Service 4.400%, 11/15/48	100	118
3.750%, 06/15/49	50	54

State Grid Overseas Investment 2013 3.125%, 05/22/23 (A)	440	450

Tampa Electric 4.450%, 06/15/49	25	30
4.300%, 06/15/48	25	29

Union Electric 3.500%, 04/15/24	150	158
3.250%, 10/01/49	150	149

Virginia Electric & Power 3.800%, 04/01/28	100	109
3.500%, 03/15/27	100	107
3.100%, 05/15/25	100	104
2.875%, 07/15/29	150	154

Washington Gas Light 3.650%, 09/15/49	25	25

WEC Energy Group 3.375%, 06/15/21	65	66
3.100%, 03/08/22	25	26

Wisconsin Electric Power 4.300%, 10/15/48	10	12

Wisconsin Power & Light 3.050%, 10/15/27	100	104

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Xcel Energy 2.400%, 03/15/21	$2,057	$2,067

		82,341

Total Corporate Obligations (Cost $556,588) (000)		578,265

MORTGAGE-BACKED SECURITIES — 23.9%

Agency Mortgage-Backed Obligations — 21.9%

FHLMC 5.000%, 02/01/39 - 08/01/49	5,950	6,394
4.500%, 05/01/42 - 01/01/49	7,365	7,855
4.000%, 05/01/26 - 03/01/49	18,288	19,309
3.500%, 04/01/32 - 12/01/49	43,081	44,971
3.000%, 11/01/27 - 10/01/49	23,807	24,284
2.500%, 01/01/32 - 12/01/32	2,452	2,482

FHLMC, Ser 2011-3830, Cl DZ 4.000%, 12/15/30	888	944

FHLMC, Ser 2013-4212, Cl JP 3.000%, 12/15/40	423	431

FHLMC, Ser 2017-4681, Cl DA 3.000%, 04/15/45	877	899

FHLMC, Ser 2018-4821, Cl MA 3.500%, 10/15/53	2,633	2,727

FHLMC Multifamily Structured Pass Through Certificates, Ser K098, Cl A2 2.425%, 08/25/29	100	100

FHLMC Multifamily Structured Pass Through Certificates, Ser K099, Cl A2 2.595%, 09/25/29	100	102

FHLMC Multifamily Structured Pass Through Certificates, Ser K101, Cl A2 2.524%, 10/25/29	200	202

FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2 3.320%, 02/25/23	1,000	1,037

FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2 2.673%, 03/25/26	400	410

FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2 3.243%, 04/25/27	1,026	1,088

FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2 3.244%, 08/25/27	723	767

FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2 3.187%, 09/25/27 (E)	400	423

Description	Face Amount (000)	Value (000)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2 3.303%, 11/25/27 (E)	$361	$384

FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2 3.444%, 12/25/27	100	107

FHLMC Multifamily Structured Pass-Through Certificates, Ser K078, Cl A2 3.854%, 06/25/28	200	220

FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2 3.926%, 06/25/28	1,505	1,668

FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2 3.900%, 08/25/28 (E)	1,244	1,377

FHLMC Multifamily Structured Pass-Through Certificates, Ser K083, Cl A2 4.050%, 09/25/28 (E)	1,092	1,222

FHLMC Multifamily Structured Pass-Through Certificates, Ser K085, Cl A2 4.060%, 10/25/28 (E)	200	224

FHLMC Multifamily Structured Pass-Through Certificates, Ser K086, Cl A2 3.859%, 11/25/28 (E)	120	133

FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl A2 2.903%, 06/25/29	1,126	1,171

FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl A2 2.785%, 06/25/29	1,618	1,669

FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2 2.454%, 08/25/23	350	354

FHLMC Multifamily Structured Pass-Through Certificates, Ser K730, Cl A2 3.590%, 01/25/25 (E)	425	451

FNMA 5.500%, 09/01/40	710	797
5.000%, 07/01/41 - 09/01/48	2,578	2,795
4.500%, 01/01/30 - 09/01/49	18,515	19,626
4.000%, 11/01/33 - 10/01/49	42,174	44,243
3.500%, 08/01/31 - 12/01/49	56,758	59,096
3.000%, 02/01/32 - 01/01/50	61,790	63,001
2.500%, 12/01/27 - 12/01/34	17,949	18,146

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA TBA 5.000%, 01/01/38	$3,175	$3,394
4.500%, 01/01/38	13,465	14,177
4.000%, 11/15/34	3,615	3,760
3.500%, 01/01/41	10,895	11,208
3.000%, 01/16/26 - 01/15/43	21,405	21,761
2.500%, 01/01/26	1,800	1,816

FNMA, Ser 2015-M11, Cl A2 2.829%, 04/25/25 (E)	850	874

FNMA, Ser 2016-54, Cl GA 2.500%, 11/25/45	1,741	1,762

FNMA, Ser 2017-91, Cl PC 3.000%, 06/25/45	566	577

FNMA, Ser 2018-11, Cl PA 3.000%, 06/25/46	1,461	1,493

FNMA, Ser 2018-3, Cl PA 3.000%, 04/25/46	1,863	1,903

FNMA, Ser 2018-44, Cl PA 3.500%, 06/25/44	1,558	1,588

FNMA, Ser 2018-M12, Cl A2 3.640%, 08/25/30 (E)	100	109

FNMA, Ser M7, Cl A2 3.052%, 03/25/28 (E)	500	525

GNMA TBA 4.500%, 01/15/40	750	784
4.000%, 01/01/40	5,840	6,045
3.500%, 01/15/41	5,495	5,663
3.000%, 01/15/43	12,025	12,354

GNMA 5.000%, 09/20/46 - 09/20/48	1,757	1,899
4.500%, 12/20/41 - 01/20/49	4,752	5,016
4.000%, 01/20/47 - 07/20/49	23,431	24,354
3.500%, 11/20/44 - 09/20/49	46,454	48,225
3.000%, 06/20/45 - 12/20/49	11,659	12,023
2.500%, 12/20/46	366	368

		512,787

Non-Agency Mortgage-Backed Obligations — 2.0%

Alternative Loan Trust, Ser 2003-22CB, Cl 3A1 6.000%, 12/25/33	555	562

BANK, Ser 2017-BNK8, Cl A4 3.488%, 11/15/50	90	96

BANK, Ser 2017-BNK8, Cl B 3.929%, 11/15/50 (E)	50	53

BANK, Ser 2018-BN13, Cl A5 4.217%, 08/15/61 (E)	1,350	1,511

BANK, Ser 2018-BN14, Cl A4 4.231%, 09/15/60 (E)	96	107

BANK, Ser 2018-BN15, Cl A4 4.407%, 11/15/61 (E)	50	57

BANK, Ser 2019-BN19, Cl A3 3.183%, 08/15/61	100	104

BANK, Ser 2019-BN21, Cl A5 2.851%, 10/17/52	993	1,009

Description	Face Amount (000)	Value (000)

BANK, Ser BN24, Cl A3 2.960%, 11/15/62	$890	$913

BBCMS Mortgage Trust, Ser 2018-C2, Cl A5
4.314%, 12/15/51	1,011	1,137

Benchmark Mortgage Trust, Ser 2018-B2, Cl A5 3.882%, 02/15/51 (E)	100	109

Benchmark Mortgage Trust, Ser 2018-B6, Cl A4 4.261%, 10/10/51	50	56

Benchmark Mortgage Trust, Ser 2019-B11, Cl A5 3.542%, 05/15/52	200	215

Benchmark Mortgage Trust, Ser 2019-B13, Cl A4 2.952%, 08/15/57	970	993

Benchmark Mortgage Trust, Ser 2019-B9, Cl A5 4.016%, 03/15/52	57	63

Benchmark Mortgage Trust, Ser B15, Cl A5 2.928%, 12/15/72	1,125	1,150

Cantor Commercial Real Estate Lending, Ser CF3, Cl A4 3.006%, 01/15/53	100	103

CD Mortgage Trust, Ser 2017-CD6, Cl A5 3.456%, 11/13/50	100	106

CD Mortgage Trust, Ser 2019-CD8, Cl A4 2.912%, 08/15/57	100	102

Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4 3.778%, 09/10/58	245	262

Citigroup Commercial Mortgage Trust, Ser 2016-C3, Cl A4 3.154%, 11/15/49	1,004	1,044

Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5 3.720%, 11/10/26	914	984

Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4 3.712%, 04/14/50	500	538

Citigroup Commercial Mortgage Trust, Ser 2018-C5, Cl A4 4.228%, 06/10/51 (E)	100	112

Citigroup Commercial Mortgage Trust, Ser C7, Cl A4 3.102%, 12/15/72	1,955	2,022

Citigroup Commercial Mortgage Trust, Ser GC43, Cl A4 3.038%, 11/10/52	985	1,015

Citigroup Mortgage Loan Trust, Ser 2018-A, Cl A1 4.000%, 01/25/68 (A) (E)	591	593

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4 4.222%, 07/10/45 (E)	$300	$318

COMM Mortgage Trust, Ser 2013-CR12, Cl A3 3.765%, 10/10/46	1,340	1,399

COMM Mortgage Trust, Ser 2013-CR7, Cl A4 3.213%, 03/10/46	379	389

COMM Mortgage Trust, Ser 2015-DC1, Cl A5 3.350%, 02/10/48	700	729

COMM Mortgage Trust, Ser 2015-LC23, Cl A4 3.774%, 10/10/48	1,167	1,248

COMM Mortgage Trust, Ser 2016-CR16, Cl A4 4.051%, 04/10/47	683	725

Commercial Mortgage Pass-Through Certificates, Ser CR28, Cl A4 3.762%, 02/10/49	1,365	1,457

Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1 4.344%, 03/25/34 (E)	21	21

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4 3.210%, 11/15/49	500	514

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5 3.502%, 11/15/49	597	626

CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl A3 3.329%, 06/15/52	963	1,010

CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 4A4 5.750%, 11/25/33	64	66

CSMC Trust, Ser 2018-RPL7, Cl A1 4.000%, 08/26/58 (A)	478	481

GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4 3.135%, 06/10/46	367	376

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3 3.801%, 01/10/47	1,424	1,480

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4 4.074%, 01/10/47	581	617

GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4 3.764%, 07/10/48	500	534

GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4 3.442%, 11/10/49 (E)	365	385

Description	Face Amount (000)	Value (000)

GS Mortgage Securities Trust, Ser 2019-GC38, Cl A4 3.968%, 02/10/52	$100	$110

GS Mortgage Securities Trust, Ser 2019-GC42, Cl A4 3.001%, 09/01/52	100	103

GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35	32	32

HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A 4.231%, 05/19/34 (E)	25	26

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A3 3.669%, 04/15/47	500	508

JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2 3.240%, 03/15/50	400	407

JPMDB Commercial Mortgage Securities Trust, Ser COR6, Cl A4 3.057%, 11/13/52	439	452

MLCC Mortgage Investors, Ser 2006-2, Cl 2A 3.925%, 05/25/36 (E)	113	115

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS 3.832%, 12/15/47	500	526

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4 3.249%, 02/15/48	935	970

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A4 3.719%, 07/15/50	300	319

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4 3.732%, 05/15/48	1,839	1,958

Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (A)	1,104	1,120

Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4 3.587%, 12/15/50	250	268

Morgan Stanley Capital I Trust, Ser 2019-H7, Cl A4 3.261%, 07/15/52	100	104

Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl A 2.460%, VAR ICE LIBOR USD 1 Month+0.750%, 11/11/34 (A)	293	293

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4 3.983%, 02/15/51	$300	$329

UBS Commercial Mortgage Trust, Ser C18, Cl A4 3.035%, 12/15/52	100	102

Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4 3.540%, 05/15/48	700	739

Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4 3.695%, 11/15/48	985	1,051

Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4 3.809%, 12/15/48	638	684

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A4 3.096%, 06/15/49	1,338	1,377

Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4 3.640%, 12/15/59	999	1,069

Wells Fargo Commercial Mortgage Trust, Ser 2017-C42 3.589%, 12/15/50	1,487	1,592

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A4 3.760%, 03/15/52	394	428

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A5 4.023%, 03/15/52	100	110

Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl A5 2.892%, 08/15/52	100	102

Wells Fargo Commercial Mortgage Trust, Ser C54, Cl A4 3.146%, 12/15/52	1,114	1,155

WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3 2.749%, 05/15/45	438	445

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5 3.337%, 06/15/46	60	62

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A5 3.631%, 11/15/47	1,387	1,464

		45,411

Total Mortgage-Backed Securities (Cost $550,805) (000)		558,198

Description	Face Amount (000)	Value (000)
LOAN PARTICIPATIONS — 9.5%

Airlines — 0.1%

American Airlines, Inc., 2017 Replacement Term Loan (New), 1st Lien 3.715%, 10/10/21	$495	$496

American Airlines, Inc., 2018 Replacement Term Loan
3.450%, VAR LIBOR+1.750%, 06/27/25	1,230	1,231

		1,727

Automobile — 0.1%

Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.144%, VAR LIBOR+2.250%, 11/07/24	980	983

Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.305%, VAR LIBOR+3.500%, 04/30/26	1,646	1,649

		2,632

Automotive — 0.1%

Chassix Inc., Term Loan B 7.438%, 11/15/23	239	219

Chassix, Inc., Initial Loan, 1st Lien 9.250%, 11/15/23	1	1
7.438%, 11/15/23	250	229

Dayco Products, LLC, Term Loan, 1st Lien
6.159%, VAR LIBOR+4.250%, 05/08/23	683	594

Honeywell Technologies Sàrl, Dollar Tranche B Term Loan 4.600%, 09/19/25	739	735

TI Group Automotive Systems, LLC, Initial US Term Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 06/24/22	1,438	1,440

		3,218

Banking — 0.0%

Azalea TopCo, Inc., Initial Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 07/23/26	570	573

Beverage, Food and Tobacco — 0.0%

K-Mac Holdings Corp., Initial Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 03/07/25	495	487

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

K-Mac Holdings Corp., Initial Term Loan, 2nd Lien
8.452%, VAR LIBOR+6.750%, 03/09/26	$291	$281

		768

Broadcasting and Entertainment — 0.3%

Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien 3.550%, VAR LIBOR+1.750%, 02/01/27	499	502

CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien 3.990%, VAR LIBOR+2.250%, 07/17/25	747	747

Diamond Sports Group, LLC, Term Loan, 1st Lien 5.030%, VAR LIBOR+3.250%, 08/24/26	1,496	1,493

NEP Group, Inc., Initial Dollar Term Loan, 1st Lien 4.952%, VAR LIBOR+3.250%, 10/20/25	376	369

NEP Group, Inc., Initial Loan, 2nd Lien 8.702%, VAR LIBOR+7.000%, 10/05/26	500	449

Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien 4.549%, VAR LIBOR+2.750%, 07/31/25	249	247

Numericable U.S. LLC, USD TLB-12 Term Loan, 1st Lien 5.427%, VAR LIBOR+3.688%, 01/31/26	1,472	1,472

Technicolor S.A., First Incremental U.S. Term Loan, 1st Lien 4.659%, VAR LIBOR+2.750%, 12/06/23	486	404

Virgin Media Bristol LLC, N Facility, 1st Lien 4.240%, VAR LIBOR+2.500%, 01/31/28	1,150	1,156

Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien 4.240%, VAR LIBOR+2.500%, 04/15/25	1,000	1,003

		7,842

Description	Face Amount (000)	Value (000)

Building Materials — 0.1%

Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien 4.049%, VAR LIBOR+2.250%, 01/02/25	$979	$982

Foundation Building Materials Holding Company LLC, Term Loan, 1st Lien 4.799%, 05/09/25	751	754

Priso Acquisition Corporation (aka PrimeSource Building Products), Term B Loan, 1st Lien 4.859%, VAR LIBOR+3.000%, 05/08/22	966	942

		2,678

Buildings and Real Estate — 0.2%

Claros Mortgage Trust, Inc., Initial Term Loan, 1st Lien 4.960%, VAR LIBOR+3.250%, 08/05/26	408	410

Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien 5.299%, VAR LIBOR+3.500%, 12/08/25	1,019	1,023

Pike Corporation, Initial Term Loan (2019), 1st Lien 5.050%, VAR LIBOR+3.250%, 07/24/26	977	982

VICI Properties 1 LLC, Term B Loan, 1st Lien 3.785%, VAR LIBOR+2.000%, 12/20/24	1,164	1,169

		3,584

Cable/Wireless Video — 0.1%

Charter Communications Operating LLC, Term Loan, 1st Lien 3.550%, 04/30/25	1,405	1,414

Cargo Transport — 0.1%

International Seaways Operating Corporation, Term Loan, 1st Lien 7.800%, VAR LIBOR+6.000%, 06/22/22	417	417

XPO Logistics, Inc., Refinancing Term Loan (2018), 1st Lien 3.702%, VAR LIBOR+2.000%, 02/24/25	1,046	1,052

		1,469

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Chemicals — 0.7%

AkzoNobel (Starfruit), Term Loan B 4.960%, VAR LIBOR+3.250%, 10/01/25	$1,619	$1,617

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien 5.164%, VAR LIBOR+3.250%, 06/02/23	689	680
4.941%, VAR LIBOR+3.250%, 06/02/23	2	2

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan 5.164%, VAR LIBOR+3.250%, 06/02/23	519	513
4.941%, VAR LIBOR+3.250%, 06/02/23	1	1

Archroma Finance S.a r.l., Facility B2, 1st Lien 5.984%, VAR LIBOR+4.250%, 08/12/24	800	794
5.982%, VAR LIBOR+4.250%, 08/12/24	6	6

Ascend Performance Term Loan B (2019) 7.354%, VAR LIBOR+5.250%, 08/14/26	935	942

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan 5.202%, VAR LIBOR+3.500%, 11/20/23	395	377

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan 5.202%, VAR LIBOR+3.500%, 11/20/23	513	490

Dubois Chemicals, Term Loan, 1st Lien 6.510%, 09/30/26	750	752

Ferro Corporation, Tranche B-1 Term Loan, 1st Lien 4.354%, 02/14/24 (E)	761	759

Flint Group, Term Loan, 1st Lien 4.936%, 09/07/21 (E)	729	629

INEOS Styrolution US Holding LLC (fka Styrolution US Holding LLC), New 2024 Dollar Term Loan 4.104%, 03/29/24 (E)	216	216

Messer Industries GmbH, Initial Term B-1 Loan 4.604%, 03/01/26	871	875

Description	Face Amount (000)	Value (000)

Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 1st Lien 4.104%, VAR LIBOR+2.000%, 07/25/24	$1,335	$1,335

PMHC II, Inc., Initial Term Loan 5.604%, 03/21/25	235	208
5.604%, 03/31/25	753	667

PQ Corporation, Third Amendment Tranche B-1 Term Loan 4.427%, 02/08/25 (E)	1,376	1,382

Ravago Holdings America, Inc., Term Loan, 1st Lien 4.460%, VAR LIBOR+2.750%, 06/30/23	308	309

Schenectady International Group, Inc., Initial Term Loan 6.695%, 10/15/25	30	30

Schenectady International Group, Inc., Initial Term Loan, 1st Lien 6.793%, 10/15/25 (E)	1,308	1,299

Tricorbraun Holdings, Inc., Closing Date Term Loan, 1st Lien 5.854%, 11/30/23 (E)	530	524
5.678%, 11/30/23	48	47

Tronox Limited, Initial Dollar Term Loan 4.854%, VAR LIBOR+2.750%, 09/23/24	513	513

U.S. Farathane, LLC, Term B-4 Loan, 1st Lien 5.202%, VAR LIBOR+3.500%, 12/31/21	1,114	1,003

Vantage Specialty Chemicals, Inc., Closing Date Term Loan 5.427%, 10/28/24	29	27

Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien 5.427%, 10/28/24	321	298
5.202%, VAR LIBOR+4.000%, 10/28/24	381	354

Vantage Specialty Chemicals, Inc., Initial Loan 10.159%, VAR LIBOR+8.250%, 10/20/25	205	176

		16,825

Chemicals, Plastics and Rubber — 0.3%

Acuity Specialty Products, Inc., Initial Term Loan, 1st Lien 6.104%, VAR LIBOR+4.000%, 08/12/24	973	747

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien 3.695%, VAR LIBOR+1.750%, 06/01/24	$1,562	$1,564

Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), Dollar Term Loan, 1st Lien 6.177%, VAR LIBOR+4.250%, 06/30/22	686	616

Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien 4.960%, VAR LIBOR+3.250%, 10/01/25	316	316

Solenis Holdings LLC, Initial Dollar Term Loan, 1st Lien 5.909%, VAR LIBOR+4.000%, 06/26/25	742	733
5.702%, VAR LIBOR+4.000%, 06/26/25	2	2

Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien 4.695%, VAR LIBOR+2.750%, 09/23/24	727	728

Univar Solutions USA Inc., Term B-3 Loan, 1st Lien 3.952%, VAR LIBOR+2.250%, 07/01/24	842	845

Wilsonart LLC, Tranche D Term Loan, 1st Lien 5.200%, VAR LIBOR+3.250%, 12/19/23 (F)	488	488

		6,039

Commercial Services — 0.0%

Autokiniton US Holdings, Inc., Closing Date Term B Loan, 1st Lien 8.077%, 05/17/25 (E)	575	569

Communication Services — 0.6%

Altice Financing S.A., March 2017 Refinancing Term Loan 4.490%, VAR LIBOR+2.750%, 07/15/25	931	927

Centurylink, Term Loan B 4.549%, VAR LIBOR+2.750%, 01/31/25	1,837	1,843

Commscope, Inc., Initial Term Loan, 1st Lien 5.049%, VAR LIBOR+3.250%, 04/06/26	1,472	1,480

Description	Face Amount (000)	Value (000)

CPI International, Inc., Initial Term Loan, 1st Lien 8.952%, 07/25/25 (E)	$313	$299

Excelitas Technologies Corp. (fka EXC Holdings III Corp.), Initial USD Term Loan, 1st Lien 5.604%, VAR LIBOR+3.500%, 11/15/24	980	977

Flight Bidco Inc., Initial Term Loan 5.200%, 07/23/25	613	613

Flight Bidco Inc., Initial Term Loan, 1st Lien 9.200%, 06/19/26	556	549

Level 3 Financing, Term Loan, 1st Lien 3.549%, 03/01/27	2,045	2,052

MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien 4.799%, VAR LIBOR+3.000%, 11/15/24	990	989

Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan, 1st Lien 4.710%, VAR LIBOR+3.000%, 01/17/25	985	981

SBA Senior Finance II LLC, Initial Term Loan, 1st Lien 3.460%, VAR LIBOR+1.750%, 04/11/25	1,203	1,206

Sprint Communications, Inc., Initial Term Loan, 1st Lien 4.313%, VAR LIBOR+2.500%, 02/02/24	1,755	1,738

Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Facility 3.952%, VAR LIBOR+2.250%, 01/19/24	1,226	1,229

		14,883

Computers & Electronics — 0.6%

Applied Systems, Inc., Initial Term Loan 5.195%, VAR LIBOR+3.000%, 09/19/24	748	751

Brooks Automation, Inc., Initial Term B Loan 4.460%, 10/04/24 (E)	499	498

CPI International, Inc., Initial Term Loan, 1st Lien 5.202%, VAR LIBOR+3.500%, 07/26/24	358	344

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan 4.550%, VAR LIBOR+3.000%, 04/29/24	$1,228	$1,230

Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien 5.050%, VAR LIBOR+3.250%, 06/01/22	1,717	1,725

Flexera Software LLC (fka Flexera Software, Inc.), Initial Term Loan, 2nd Lien 8.960%, 02/26/26 (G)	250	249

Hyland Software Inc., 1st Lien 5.299%, 07/01/24	638	641

Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-6 Term Loan 4.854%, VAR LIBOR+2.750%, 02/01/22	1,920	1,927

MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien 4.049%, VAR LIBOR+2.500%, 11/19/21	181	182

MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien 3.952%, VAR LIBOR+2.250%, 05/07/24	1,056	1,003

Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien 5.854%, VAR LIBOR+3.750%, 01/10/24	1,361	1,342

Project Alpha, Term Loan B, 1st Lien 6.240%, 04/26/24	1,131	1,138

Project Ruby Ultimate Parent Corp., New Term Loan 5.202%, VAR LIBOR+3.500%, 02/09/24	1,556	1,540

Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien 4.549%, VAR LIBOR+2.750%, 03/03/23	1,902	1,904

		14,474

Containers, Packaging and Glass — 0.1%

Berry Global, Inc. (fka Berry Plastics Corporation), Term U Loan, 1st Lien 4.215%, VAR LIBOR+2.500%, 07/01/26	995	997

Description	Face Amount (000)	Value (000)

Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien 5.099%, VAR LIBOR+3.000%, 12/29/23	$1,303	$1,291
4.691%, VAR LIBOR+3.000%, 12/29/23	24	23

		2,311

Diversified/Conglomerate Manufacturing — 0.0%

Filtration Group Corporation, Initial Dollar Term Loan 4.702%, VAR LIBOR+3.000%, 03/28/25	915	918

Diversified/Conglomerate Service — 0.4%

athenahealth, Inc., Term B Loan, 1st Lien 6.912%, VAR LIBOR+4.500%, 02/11/26	4	4
6.401%, VAR LIBOR+4.500%, 02/11/26	1,527	1,533

Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien 6.354%, VAR LIBOR+4.250%, 06/21/24	2	2
6.293%, VAR LIBOR+4.250%, 06/21/24	408	407
6.184%, VAR LIBOR+4.250%, 06/14/24	260	259
6.184%, VAR LIBOR+4.250%, 06/21/24	203	202

PODS, LLC, Tranche B-4 Term Loan, 1st Lien 4.490%, VAR LIBOR+2.750%, 12/06/24	1,489	1,495

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien 5.049%, VAR LIBOR+3.250%, 12/31/25	897	896

Tempo Acquisition, LLC, Initial Term Loan, 1st Lien 4.549%, VAR LIBOR+2.750%, 05/01/24	1,403	1,414

USS Ultimate Holdings, Inc., Initial Term Loan, 1st Lien 5.950%, VAR LIBOR+3.750%, 08/09/24	609	610

WEX Inc., Term B-3 Loan, 1st Lien 3.952%, VAR LIBOR+2.250%, 05/14/26	1,220	1,226

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien 4.680%, VAR LIBOR+2.750%, 05/16/25	$59	$58
4.680%, VAR LIBOR+2.750%, 05/18/25	642	638
4.620%, VAR LIBOR+2.750%, 05/16/25	4	4
4.550%, VAR LIBOR+2.750%, 05/18/25	854	849
4.460%, VAR LIBOR+2.750%, 05/16/25	78	78

		9,675

Ecological — 0.1%

Cast & Crew Payroll, LLC, Initial Term Loan, 1st Lien 5.800%, VAR LIBOR+4.000%, 02/09/26	534	536

Strategic Materials Holding Corp., Initial Term Loan, 1st Lien 5.677%, VAR LIBOR+3.750%, 11/01/24	735	587

Strategic Materials Holding Corp., Initial Term Loan, 2nd Lien 9.677%, VAR LIBOR+7.750%, 10/31/25	500	340

		1,463

Educational Services — 0.1%

Adtalem Global Education Inc., Term B Loan, 1st Lien 4.702%, 04/09/25 (E)	242	241

Global Education Management Systems Establishment, Term Loan, 1st Lien 6.909%, 07/30/26	750	755

Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien 5.195%, 03/13/25	92	93
5.190%, 03/13/25	221	221
5.177%, 03/13/25	221	221

Learning Care, Term Loan B, 1st Lien 5.435%, 03/13/25 (E)	660	661

		2,192

Electronics — 0.7%

Airxcel, Inc., Initial Term Loan, 1st Lien 6.202%, VAR LIBOR+4.500%, 04/25/25	739	722

Description	Face Amount (000)	Value (000)

Airxcel, Inc., Initial Term Loan, 2nd Lien 10.452%, VAR LIBOR+8.750%, 04/27/26	$500	$447

Almonde Inc., Term Loan 9.446%, VAR LIBOR+7.250%, 06/13/25	150	146

Aston FinCo S.a r.l., Dollar Term Loan, 1st Lien 6.262%, VAR LIBOR+4.250%, 09/21/26 (G)	650	644

Cohu, Inc., Initial Term B Loan, 1st Lien 5.200%, VAR LIBOR+3.000%, 09/19/25	1,152	1,141

Flexera Software LLC (fka Flexera Software, Inc.), Initial Term Loan 5.210%, VAR LIBOR+3.500%, 02/26/25	1,394	1,396

Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, 1st Lien 3.452%, VAR LIBOR+1.750%, 02/15/24	982	987

Kronos Incorporated, Incremental Term Loan, 1st Lien 4.909%, VAR LIBOR+3.000%, 11/01/23	1,261	1,266

MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien 4.299%, VAR LIBOR+2.500%, 06/21/24	174	174

Micro Holdings (Internet Brands), Term Loan (2017) 5.549%, VAR LIBOR+3.750%, 09/13/24	741	741

Micro Holdings (Internet Brands), Term Loan, 2nd Lien 9.299%, VAR LIBOR+7.500%, 09/15/25	244	243

Microchip Technology Incorporated, Initial Term Loan, 1st Lien 3.800%, VAR LIBOR+2.000%, 05/23/25	1,196	1,202

Misys Limited, Dollar Term Loan, 1st Lien 5.696%, VAR LIBOR+3.500%, 06/13/24	499	495

Project Alpha Intermediate Holding, Inc., Term Loan, 1st Lien 5.490%, VAR LIBOR+3.500%, 04/19/24	248	248

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Project Boost Purchaser, LLC, Term Loan, 1st Lien 5.299%, VAR LIBOR+3.500%, 06/01/26	$832	$834

Seattle SpinCo, Inc., Initial Term Loan, 1st Lien 4.299%, VAR LIBOR+2.500%, 06/21/24	1,176	1,177

SolarWinds Holdings, Inc., 2018 Refinancing Term Loan 4.452%, VAR LIBOR+2.750%, 02/05/24	497	500

SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien 4.049%, VAR LIBOR+2.250%, 04/16/25	902	908

SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien 4.049%, VAR LIBOR+2.250%, 04/16/25	626	630

Ultimate Software Group Inc., The, Initial Term Loan, 1st Lien 5.549%, VAR LIBOR+3.750%, 05/04/26	1,496	1,505

Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien 5.927%, VAR LIBOR+4.000%, 11/30/23	1,203	1,199

		16,605

Entertainment & Leisure — 0.2%

AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien 4.800%, 04/22/26	1,549	1,560

Callaway Golf Company, Term Loan, 1st Lien 6.236%, 12/17/25	888	897

Merlin Entertainments, Term Loan 1st Lien %, 10/16/26	87	88

Metro-Goldwyn-Mayer Inc., Initial Term Loan 4.210%, 06/27/25	429	429

Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.), Term B-5 Loan, 1st Lien 4.702%, 04/01/24 (E)	1,234	1,239

		4,213

Description	Face Amount (000)	Value (000)

Environmental Services — 0.1%

GFL Environmental Inc., Effective Date Incremental Term Loan 4.799%, 05/30/25 (E)	$1,463	$1,464

Financial Services — 0.5%

Achilles Acquisition LLC, Closing Date Term Loan, 1st Lien 5.750%, VAR LIBOR+4.000%, 10/04/25	993	1,000

Altisource Solutions, Term Loan B, 1st Lien 6.104%, 03/29/24 (E)	545	517

American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 1st Lien 3.702%, VAR LIBOR+2.000%, 01/15/27	1,247	1,252

AssuredPartners, Inc., 2017 September Refinancing Term Loan, 1st Lien 5.202%, VAR LIBOR+3.500%, 10/22/24	1,225	1,228

BCP Renaissance Parent L.L.C., Initial Term Loan, 1st Lien 5.363%, VAR LIBOR+3.500%, 10/31/24	459	406

BIFM US Finance, LLC, Term Loan 1st Lien 5.452%, 05/01/26	997	999

Capital Automotive L.P., Initial Tranche B-2 Term Loan, 1st Lien 4.210%, VAR LIBOR+2.500%, 03/21/24	1,055	1,057

Citco Funding LLC, 2017 Term Loan, 1st Lien 4.202%, VAR LIBOR+3.000%, 03/23/22	1,440	1,436

Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien 12.000%, VAR LIBOR+6.000%, 06/30/22 (C)	458	185

Hudson River Trading LLC, Repriced Term Loan, 1st Lien 5.202%, 03/20/25	594	597

Liquidnet Holdings, Inc., Term Loan 4.952%, 07/15/24	481	462

Newport Group Holdings II, Inc., Initial Term Loan 5.649%, 08/08/25	441	440

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Triton, Term Loan B, 1st Lien 7.702%, 10/31/24	$616	$514

VFH Parent LLC, Initial Term Loan, 1st Lien 5.197%, VAR LIBOR+3.500%, 03/01/26 (F)	1,068	1,071

Virtus Investment 2/17 Term Loan, 1st Lien 4.581%, 03/03/24 (E)	601	602

		11,766

Food & Beverage — 0.2%

JBS USA Lux S.A. (fka JBS USA, LLC), New Term Loan, 1st Lien 3.702%, 05/01/26	667	671

United Natural Foods, Inc., Initial Term Loan, 1st Lien 6.049%, 10/18/25	1,638	1,397

US Foods (aka U.S. Foodservice), Initial Term Loan, 1st Lien 3.549%, VAR LIBOR+2.500%, 06/27/23	500	501

US Foods Inc., 1st Lien 3.702%, 08/17/26 (G)	1,465	1,471

		4,040

Forest Products — 0.0%

ProAmpac PG Borrower LLC, Initial Term Loan 7.250%, VAR LIBOR+3.500%, 11/17/23	1	1
5.436%, VAR LIBOR+3.500%, 11/17/23	80	79
5.404%, VAR LIBOR+3.500%, 11/17/23	104	103
5.402%, VAR LIBOR+3.500%, 11/17/23	121	119
5.336%, 11/17/23	178	175

		477

Gaming & Hotels — 0.2%

CBAC Borrower, LLC, Term B Loan, 1st Lien 5.799%, VAR LIBOR+4.000%, 07/08/24	498	482

Eldorado Resorts, Inc. Term Loan B 4.000%, VAR LIBOR+2.250%, 03/15/24	107	107

Gateway Casinos & Entertainment, Term Loan B (2018) 5.104%, 12/01/23	1,490	1,482

Description	Face Amount (000)	Value (000)

Golden Nugget, Inc., Initial B Term Loan, 1st Lien 4.716%, VAR LIBOR+2.750%, 10/04/23	$733	$734
4.677%, VAR LIBOR+2.750%, 10/04/23	783	785
4.549%, VAR LIBOR+3.250%, 10/04/23	80	80

Hanjin International Corp., Initial Term Loan 4.202%, VAR LIBOR+2.500%, 09/20/20	1,000	995

Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien 3.542%, 06/22/26	750	755

		5,420

Health Care — 0.7%

Bausch Health Companies Inc., First Incremental Term Loan, 1st Lien 4.515%, VAR LIBOR+2.750%, 11/27/25	486	488

Bausch Health Companies Inc., Initial Term Loan, 1st Lien 4.740%, VAR LIBOR+3.000%, 06/02/25	1,501	1,509

Bulldog Purchaser Inc., Initial Term Loan 5.452%, 08/22/25	1,387	1,374

Carestream Health, Inc., Extended Term Loan 7.299%, 02/28/21	369	362

Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien 4.299%, VAR LIBOR+2.500%, 03/01/24	1,638	1,642

DaVita Inc., Tranche B Term Loan, 1st Lien 3.952%, VAR LIBOR+2.250%, 08/07/26	1,247	1,256

Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien 6.000%, VAR LIBOR+4.250%, 04/27/24	871	831

Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien 3.740%, VAR LIBOR+2.000%, 11/08/27	947	955

Lifescan Global Corporation, Initial Term Loan 8.056%, 10/01/24 (E)	251	238

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Lifescan Global Corporation, Initial Term Loan, 1st Lien 8.085%, 10/01/24	$5	$4

NVA Holdings, Inc., Term B-3 Loan, 1st Lien 6.500%, VAR Prime Rate by Country+1.750%, 02/02/25	748	747

Radiology Partners, Term Loan, 1st Lien 10.210%, 07/09/26	95	92

Radiology Partners, Term Loan, 2nd Lien 10.118%, 07/09/26	155	152

Select Medical Corporation, Tranche B Term Loan, 1st Lien 6.250%, VAR LIBOR+2.500%, 02/13/24	1	1
4.580%, VAR LIBOR+2.500%, 03/06/25	998	999

Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien 6.289%, VAR LIBOR+4.500%, 11/20/26 (F)	1,231	1,234

Spectrum Holdings III Corp., Closing Date Term Loan, 2nd Lien 8.702%, VAR LIBOR+7.000%, 01/26/26	500	394

Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien 5.050%, VAR LIBOR+3.250%, 09/02/24	1,920	1,909

Syneos Health, Inc. (fka INC Research Holdings, Inc.), Term Loan, 1st Lien 3.202%, 03/25/24	500	495

Viant Medical Holdings, Inc., Initial Term Loan, 1st Lien 5.854%, VAR LIBOR+3.750%, 06/26/25	470	460

		15,142

Home Furnishings — 0.2%

Al Aqua Merger Sub, Inc., Term Loan, 1st Lien 6.354%, 12/13/23	807	789

Blount International, Inc., New Refinancing Term Loan, 1st Lien 5.946%, VAR LIBOR+3.750%, 04/12/23	493	493

Comfort Holding, LLC, Initial Term Loan, 1st Lien 6.452%, VAR LIBOR+4.750%, 02/05/24	1,084	1,076

Description	Face Amount (000)	Value (000)

Reynolds Group Holdings Inc., Incremental U.S. Term Loan 4.549%, VAR LIBOR+2.750%, 02/05/23	$549	$550

Reynolds Group Holdings Incremental US Term Loans 4.549%, VAR LIBOR+2.750%, 02/05/23	924	926

Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien 5.285%, VAR LIBOR+3.500%, 10/20/23	232	149
5.240%, VAR LIBOR+3.500%, 10/20/23	815	523

		4,506

Hotels, Motels, Inns and Gaming — 0.2%

Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien 4.549%, VAR LIBOR+2.750%, 12/23/24	1,976	1,978

Eldorado Resorts, Inc., Term Loan, 1st Lien 4.000%, VAR LIBOR+2.250%, 03/15/24	328	328

MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien 3.799%, VAR LIBOR+2.000%, 04/25/23	734	736

Stars Group Holdings B.V., USD Term Loan, 1st Lien 5.445%, VAR LIBOR+3.500%, 07/10/25	1,037	1,045

		4,087

Housing — 0.1%

DTZ US Borrower LLC, Term Loan B (2018) 4.952%, 08/15/25	1,490	1,490

Installed Building Products, Term Loan, 1st Lien %, 04/15/25	500	501

		1,991

Industrial Services – 0.1%

AC Products, Term Loan, 1st Lien 7.299%, 02/15/24	497	493

Delachaux Group, Facility B2, 1st Lien 6.501%, 04/01/26	1,250	1,228

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche E Term Loan 4.460%, 10/24/29	$772	$773

		2,494

Insurance — 0.3%

Acrisure, LLC, 2017-2 Refinancing Term Loan, 1st Lien 6.195%, VAR LIBOR+4.250%, 11/22/23	1,064	1,065

Acrisure, LLC, 2018-1 Additional Term Loan 5.695%, 11/22/23 (F)	493	492

Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien 4.799%, VAR LIBOR+3.000%, 05/09/25	1,388	1,387

AmWINS Group, Inc., Term Loan, 1st Lien 4.452%, 01/25/24 (E)	748	753

Hub International, Ltd., Cov-Lite, Term Loan B, 1st Lien 4.940%, VAR LIBOR+2.750%, 04/25/25	1,232	1,231

NFP Corp., Term B Loan, 1st Lien 4.702%, VAR LIBOR+3.000%, 01/08/24	1,678	1,669

Sedgwick Claims Management Services, Inc., Term Loan B, 1st Lien 5.799%, 09/30/26 (G)	266	269

Viant Medical Holdings, Inc., Initial Term Loan 9.854%, 06/26/26	122	115

		6,981

Investment Company — 0.0%

EIG Management Company, LLC, Initial Term Loan 5.452%, 01/31/25	442	441

StepStone Group, Term Loan B, 1st Lien 5.844%, 03/14/25	476	476

		917

Leasing — 0.0%

FLY Leasing, Term Loan, 1st Lien 3.650%, 08/09/25	626	627

Description	Face Amount (000)	Value (000)

Leisure, Amusement, Motion Pictures, Entertainment — 0.2%

Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien 4.549%, VAR LIBOR+2.750%, 07/31/24	$1,722	$1,735

Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien 4.049%, VAR LIBOR+2.250%, 02/28/25	1,010	1,009

Motion Acquisition Limited, Facility B1 (USD), 1st Lien %, VAR LIBOR+3.250%, 10/16/26	663	670

Topgolf International, Inc., Initial Term Loan, 1st Lien 7.240%, VAR LIBOR+5.500%, 02/08/26	228	229

UFC Holdings, LLC, Term Loan, 1st Lien 5.050%, VAR LIBOR+3.250%, 04/29/26	994	999

		4,642

Machinery — 0.1%

CPM Holdings, Inc., Initial Term Loan 9.952%, 10/24/26	247	242
5.452%, 10/24/25	363	359

Douglas Dynamics LLC, 2017 Replacement Term Loan Facility, 1st Lien 4.710%, 12/31/21 (E)	350	350

Graftech International Ltd., Initial Term Loan, 1st Lien 5.202%, VAR LIBOR+3.500%, 02/12/25	1,470	1,464

		2,415

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) — 0.1%

Altra Industrial Motion Corp., Term Loan, 1st Lien 3.702%, VAR LIBOR+2.000%, 09/26/25	1,331	1,334

Pro Mach Group, Inc., Initial Term Loan, 1st Lien 4.535%, VAR LIBOR+2.750%, 03/07/25	741	733

Utex Industries, Inc., Initial Term Loan, 1st Lien 5.702%, VAR LIBOR+4.000%, 05/14/21	545	394

		2,461

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Manufacturing — 0.0%

LTI Boyd Corporation, Term Loan B 5.202%, VAR LIBOR+3.500%, 09/06/25	$861	$771

Pelican Products, Inc., Term Loan 9.490%, 04/17/26	88	83
5.240%, VAR LIBOR+3.500%, 04/19/25	68	62

		916

Media — 0.0%

Metro-Goldwyn-Mayer Inc., Initial Term Loan 6.210%, 06/29/26	776	771

Metals & Mining — 0.1%

Dynacast International LLC, Term B-2 Loan, 1st Lien 5.195%, VAR LIBOR+3.250%, 01/28/22	1,226	1,189

Oil & Gas — 0.1%

BCP Raptor, LLC, Initial Term Loan, 1st Lien 5.952%, VAR LIBOR+4.250%, 06/24/24	947	871

Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance, 1st Lien 5.702%, VAR LIBOR+4.000%, 02/15/24	722	632

Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien 5.702%, VAR LIBOR+4.000%, 05/08/26	911	899

PES Holdings, LLC, Tranche C Loan 6.990%, 12/31/22 (G)	601	226

		2,628

Personal, Food and Miscellaneous Services — 0.2%

1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien 3.549%, VAR LIBOR+1.750%, 11/14/26	1,988	1,990

Flynn Restaurant Group LP, Initial Term Loan, 1st Lien 5.202%, VAR LIBOR+3.500%, 06/20/25	1,021	976

Description	Face Amount (000)	Value (000)

IRB Holding Corp., Term B Loan, 1st Lien 5.216%, VAR LIBOR+3.250%, 02/05/25	$1,233	$1,240

		4,206

Printing, Publishing and Broadcasting — 0.0%

Clear Channel Outdoor Holdings, Inc. Term Loan B 5.299%, VAR LIBOR+3.500%, 08/21/26	1,078	1,083

Professional & Business Services — 0.4%

ASGN, Inc., Term Loan 1st Lien 3.452%, 04/02/25	278	278

Avantor, Inc., Initial B-1 Dollar Term Loan 4.799%, VAR LIBOR+4.000%, 11/21/24	790	797

Casmar Holdings (Australia) Pty Limited, Initial Term Loan 6.436%, VAR LIBOR+4.500%, 12/20/23	485	426

Cineworld (Crown Finance) Incremental 2019 Term Loan 4.202%, 09/20/26	159	159

Focus Financial Partners, LLC, Tranche B-2 Term Loan 4.299%, 07/03/24 (F)	870	875

Fortress Investment, Term Loan B (2018) 3.702%, 12/27/22 (E)	938	942

GHX Ultimate Parent Corporation, Initial Term Loan 5.354%, VAR LIBOR+3.250%, 06/21/24	984	982

Inovalon Holdings, Inc., Term Loan, 1st Lien 5.250%, VAR LIBOR+3.500%, 04/02/25	1,406	1,413

KinderCare (KUEHG Corp), Term Loan B-3 5.854%, 02/14/25	736	737

KUEHG Corp (fka KC MergerSub, Inc.), Term B-3 Loan, 1st Lien 5.854%, 02/14/25	257	258

Safe Fleet Holdings LLC, Initial Term Loan 4.740%, VAR LIBOR+3.000%, 02/03/25	737	702

Western Dental Services, Inc., 1st Lien 6.952%, 06/23/23	1,184	1,182

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Western Dental, Incremental Term Loan B, 1st Lien 6.202%, 06/30/23	$161	$161

		8,912

Real Estate — 0.1%

Capital Automotive L.P., Initial Tranche B Term Loan 7.710%, VAR LIBOR+6.000%, 03/21/25	361	362

iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien 4.514%, VAR LIBOR+3.000%, 07/01/20	305	306
4.454%, VAR LIBOR+3.000%, 07/01/20	552	555

RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien 3.710%, VAR LIBOR+2.000%, 05/11/24	579	582

		1,805

Recreation Facilities & Services — 0.0%

Bulldog Purchaser Inc., Term Loan, 1st Lien %, 09/04/26	250	246

Restaurants — 0.0%

Miller’s Ale House, Inc., Term B Loan, 1st Lien 6.959%, 05/26/25	978	880
6.635%, 05/26/25 (G)	5	5

Miller’s Ale House, Inc., Term Loan, 1st Lien 8.500%, 05/26/25	3	2

		887

Retail Stores — 0.2%

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Delayed Draw Term Loan, 1st Lien 4.250%, VAR LIBOR+4.250%, 07/10/26	113	113

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien 6.049%, VAR LIBOR+4.250%, 07/10/26	1,137	1,143

Belfor Holdings Inc., Initial Term Loan, 1st Lien 5.691%, VAR LIBOR+4.000%, 02/13/26	348	349

EG Group Limited, Additional Facility Loan (USD), 1st Lien 5.961%, VAR LIBOR+4.000%, 02/07/25	1,392	1,384

Description	Face Amount (000)	Value (000)

Flynn Restaurant Group LP, Initial Term Loan 8.736%, 06/22/26	$532	$487

Mister Car Wash Holdings, Inc., Delayed Draw Term Loan, 1st Lien 3.500%, VAR UNFND+3.500%, 05/08/26	38	39

Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien 5.410%, VAR LIBOR+3.500%, 05/14/26	762	764

Trugreen Limited Partnership, Initial Refinancing Term Loan 5.452%, 03/13/26	1,479	1,492

		5,771

Securities & Trusts — 0.1%

Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien 4.049%, VAR LIBOR+2.250%, 03/24/25	598	596

RPI Finance Trust, Initial Term Loan B-6 3.799%, VAR LIBOR+2.000%, 03/27/23	688	693

		1,289

Shipping & Ship Building — 0.1%

AI Mistral Holdco Limited, Initial Term Loan 4.702%, VAR LIBOR+3.000%, 01/17/24	979	831

Hornblower Sub, LLC (American Queen Sub, LLC), Term Loan 6.445%, 03/28/25 (E)	884	885

		1,716

Steel — 0.1%

Atkore International, Inc., Term Loan (2016) 4.860%, VAR LIBOR+2.750%, 12/22/23	1,157	1,161

Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 1st Lien 4.035%, VAR LIBOR+2.250%, 06/14/21	1,305	1,306

		2,467

Technology — 0.1%

Applied Systems Inc., Initial Term Loan, 2nd Lien 8.945%, 09/19/25 (E)	308	313

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Kofax, Term Loan, 1st Lien 6.450%, 07/07/23	$992	$997

		1,310

Transportation — 0.0%

Agro Merchants North America Holdings, Inc., Effective Date Loan 5.854%, VAR LIBOR+3.750%, 11/15/24	323	318

Utilities — 0.1%

AI Alpine AT BidCo GmbH, Facility B (USD), 1st Lien 4.605%, VAR LIBOR+2.750%, 10/31/25	990	972
4.581%, VAR LIBOR+2.750%, 10/31/25	—	—

Traverse Midstream Partners LLC, Advance, 1st Lien 5.710%, VAR LIBOR+4.000%, 09/27/24	768	690

		1,662

Total Loan Participations (Cost $225,439) (000)		222,678

SOVEREIGN DEBT — 8.7%

1MDB Global Investments 4.400%, 03/09/23	5,400	5,250

Abu Dhabi Government International Bond 3.125%, 09/30/49 (A)	3,247	3,166
2.125%, 09/30/24 (A)	2,407	2,399

African Development Bank 3.000%, 09/20/23	100	105
2.625%, 03/22/21	125	126
2.125%, 11/16/22	50	51

Angolan Government International Bond 9.500%, 11/12/25 (A)	1,490	1,742
9.375%, 05/08/48 (A)	1,685	1,846
8.250%, 05/09/28 (A)	1,220	1,315
8.000%, 11/26/29 (A)	1,020	1,087

Argentine Republic Government International Bond 8.280%, 12/31/33	2,676	1,653
7.500%, 04/22/26	2,066	1,074
7.125%, 07/06/36	560	266
7.125%, 06/28/17	420	211
6.875%, 01/11/48	1,090	522
5.625%, 01/26/22	980	507
5.250%, 03/31/29	972	474

Armenia International Bond 7.150%, 03/26/25 (A)	2,415	2,831

Asian Development Bank 3.125%, 09/26/28	150	164

Description	Face Amount (000)(1)	Value (000)
2.750%, 03/17/23	$235	$243
2.375%, 08/10/27	100	103
2.000%, 01/22/25	100	101
1.750%, 06/08/21	200	200
1.750%, 09/19/29	100	98
1.625%, 03/16/21	200	200
1.500%, 10/18/24	150	148

Bahrain Government International Bond 7.000%, 01/26/26 (A)	645	760
6.750%, 09/20/29 (A)	1,740	2,031
5.625%, 09/30/31 (A)	460	493

Banco Nacional de Desenvolvimento Economico e Social 5.750%, 09/26/23 (A)	440	485

Banque Centrale de Tunisie 5.750%, 01/30/25 (A)	1,610	1,500

Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/27 (BRL)	8,000	2,345

Brazilian Government International Bond 5.000%, 01/27/45	1,130	1,174
4.750%, 01/14/50	1,790	1,768
4.500%, 05/30/29	910	964

Canada Government International Bond 2.000%, 11/15/22	100	101

Chile Government International Bond 3.240%, 02/06/28	200	210
3.125%, 01/21/26	107	112

Colombia Government International Bond 7.375%, 09/18/37	1,345	1,910
6.125%, 01/18/41	1,755	2,271
5.000%, 06/15/45	1,495	1,736
4.500%, 03/15/29	1,070	1,187
4.375%, 07/12/21	200	206
4.000%, 02/26/24	200	211
3.875%, 04/25/27	980	1,036

Costa Rica Government International Bond 7.158%, 03/12/45 (A)	565	602
7.000%, 04/04/44 (A)	550	579
6.125%, 02/19/31 (A)	1,140	1,212

Council of Europe Development Bank 2.625%, 02/13/23	30	31
2.500%, 02/27/24	60	61

Development Bank of Kazakhstan JSC 8.950%, 05/04/23 (KZT)	80,000	195

Development Bank of Mongolia 7.250%, 10/23/23 (A)	1,160	1,228

Dominican Republic International Bond 9.750%, 06/05/26 (DOP) (A)	44,900	867

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
7.450%, 04/30/44 (A)	$950	$1,146
6.875%, 01/29/26 (A)	1,035	1,181
6.850%, 01/27/45 (A)	250	285
6.600%, 01/28/24 (A)	400	445
6.500%, 02/15/48 (A)	1,165	1,284
5.950%, 01/25/27 (A)	1,415	1,562
5.500%, 01/27/25 (A)	365	393

Ecuador Government International Bond 9.650%, 12/13/26 (A)	355	337
8.750%, 06/02/23 (A)	610	601
7.950%, 06/20/24 (A)	1,200	1,137
7.950%, 06/20/24	210	199
7.875%, 01/23/28 (A)	2,890	2,569

Egypt Government International Bond 8.700%, 03/01/49 (A)	990	1,106
8.500%, 01/31/47 (A)	755	837
7.903%, 02/21/48 (A)	1,400	1,468
7.500%, 01/31/27 (A)	1,465	1,632
6.200%, 03/01/24 (A)	420	454
5.577%, 02/21/23 (A)	680	711

El Salvador Government International Bond 8.625%, 02/28/29 (A)	700	840
7.650%, 06/15/35 (A)	270	308
7.625%, 02/01/41 (A)	530	604
7.125%, 01/20/50 (A)	1,020	1,086
6.375%, 01/18/27 (A)	965	1,025

European Bank for Reconstruction & Development 2.750%, 03/07/23	100	103
1.625%, 09/27/24	200	199

European Investment Bank 3.250%, 01/29/24	250	265
3.125%, 12/14/23	150	158
2.875%, 12/15/21	200	205
2.875%, 08/15/23	150	156
2.500%, 03/15/23	295	302
2.375%, 05/13/21	250	252
2.375%, 05/24/27	250	258
2.250%, 03/15/22	150	152
2.250%, 06/24/24	150	153
2.125%, 10/15/21	200	202
2.125%, 04/13/26	100	101
2.000%, 12/15/22	150	151
1.375%, 09/15/21	100	100

Export Development Canada 2.500%, 01/24/23	100	102
2.000%, 05/17/22	200	202

Export-Import Bank of Korea 2.875%, 01/21/25	200	206
2.500%, 05/10/21	200	201

Financiera de Desarrollo 4.750%, 07/15/25 (A)	950	1,038

Gabon Government International Bond 6.950%, 06/16/25 (A)	410	432
6.375%, 12/12/24 (A)	415	433

Description	Face Amount (000)(1)	Value (000)

Ghana Government International Bond 10.750%, 10/14/30 (A)	$2,370	$3,031
8.950%, 03/26/51 (A)	445	455
8.627%, 06/16/49 (A)	425	424
7.875%, 08/07/23 (A)	649	712
7.875%, 03/26/27 (A)	570	598
7.625%, 05/16/29 (A)	710	723

Guatemala Government Bond 6.125%, 06/01/50 (A)	790	931
4.900%, 06/01/30 (A)	470	503
4.875%, 02/13/28 (A)	1,150	1,223
4.500%, 05/03/26 (A)	1,490	1,565
4.375%, 06/05/27 (A)	830	859

Honduras Government International Bond 6.250%, 01/19/27 (A)	480	524

Hungary Government International Bond 7.625%, 03/29/41	150	247

Indonesia Government International Bond 8.500%, 10/12/35 (A)	970	1,526
8.500%, 10/12/35	260	409
6.750%, 01/15/44 (A)	360	515
5.250%, 01/17/42 (A)	690	830
4.750%, 07/18/47 (A)	580	668
4.625%, 04/15/43 (A)	440	492
4.450%, 02/11/24	200	215
4.350%, 01/11/48	200	220
3.700%, 01/08/22 (A)	210	215
1.400%, 10/30/31 (EUR)	1,040	1,158

Inter-American Development Bank 3.125%, 09/18/28	150	164
2.625%, 04/19/21	265	268
2.375%, 07/07/27	100	103
2.125%, 01/15/25	125	127
2.000%, 07/23/26	150	152
1.875%, 03/15/21	150	150
1.750%, 04/14/22	150	150
1.750%, 09/14/22	100	100

International Bank for Reconstruction & Development 2.750%, 07/23/21	250	254
2.500%, 03/19/24	200	206
2.500%, 11/25/24	300	310
2.500%, 07/29/25	150	156
2.500%, 11/22/27	200	209
2.250%, 06/24/21	50	50
2.125%, 12/13/21	200	202
2.125%, 02/13/23	100	101
2.000%, 01/26/22	200	201
1.875%, 06/19/23	100	101
1.625%, 03/09/21	150	150
1.500%, 08/28/24	100	99
1.375%, 09/20/21	300	299

International Finance 2.875%, 07/31/23	95	99
2.000%, 10/24/22	50	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
1.375%, 10/16/24	$90	$88
1.125%, 07/20/21	100	99

Israel Government International Bond 3.150%, 06/30/23	200	208

Ivory Coast Government International Bond 6.875%, 10/17/40 (EUR) (A)	515	602
6.375%, 03/03/28 (A)	585	617
6.125%, 06/15/33 (A)	1,460	1,471
5.875%, 10/17/31 (EUR) (A)	700	815

Japan Bank for International Cooperation 3.375%, 10/31/23	200	210
2.500%, 06/01/22	200	203
2.375%, 04/20/26	200	203
2.250%, 11/04/26	200	201
2.000%, 10/17/29	200	195

Jordan Government International Bond 7.375%, 10/10/47 (A)	1,100	1,172

Kenya Government International Bond 8.250%, 02/28/48 (A)	385	411
6.875%, 06/24/24 (A)	1,080	1,168

Korea Development Bank 2.500%, 01/13/21	200	201

Korea Government International Bond 2.750%, 01/19/27	200	204

Kreditanstalt fuer Wiederaufbau 3.125%, 12/15/21	150	154
2.375%, 03/24/21	210	212

Landwirtschaftliche Rentenbank 3.125%, 11/14/23	150	158
2.500%, 11/15/27	150	156

Lebanon Government International Bond 7.000%, 03/23/32	655	291
6.750%, 11/29/27	675	300
6.600%, 11/27/26	527	234
6.200%, 02/26/25	697	308

Mexican Udibonos 4.000%, 11/30/28 (MXN)	10,863	602
4.000%, 11/03/50 (MXN)	30,352	1,776

Mexico Government International Bond 5.550%, 01/21/45	300	369
4.500%, 04/22/29	200	219
4.500%, 01/31/50	200	216
4.350%, 01/15/47	200	211
4.150%, 03/28/27	975	1,045
4.125%, 01/21/26	200	214
3.750%, 01/11/28	200	208

Mongolia Government International Bond 10.875%, 04/06/21 (A)	2,460	2,680
8.750%, 03/09/24 (A)	1,915	2,175

Description	Face Amount (000)(1)	Value (000)
5.625%, 05/01/23 (A)	$745	$767
5.125%, 12/05/22 (A)	1,080	1,104
5.125%, 12/05/22	490	501

Nigeria Government International Bond 8.747%, 01/21/31 (A)	520	574
7.875%, 02/16/32 (A)	1,205	1,250
7.696%, 02/23/38 (A)	960	962
7.625%, 11/21/25 (A)	1,040	1,147
7.143%, 02/23/30 (A)	965	982
6.500%, 11/28/27 (A)	1,250	1,275

Nordic Investment Bank 1.375%, 10/17/22	250	248

Oesterreichische Kontrollbank 3.125%, 11/07/23	100	105
2.875%, 03/13/23	50	52
1.875%, 01/20/21	150	150

Oman Government International Bond 6.750%, 01/17/48 (A)	1,400	1,406
6.500%, 03/08/47 (A)	795	786
5.375%, 03/08/27 (A)	315	325

Oman Sovereign Sukuk SAOC 4.397%, 06/01/24 (A)	890	902

Panama Government International Bond 9.375%, 04/01/29	535	817
6.700%, 01/26/36	1,645	2,305
4.500%, 05/15/47	200	238
4.300%, 04/29/53	920	1,069
3.875%, 03/17/28	200	218

Peru Government Bond 6.150%, 08/12/32 (PEN) (A)	3,770	1,289
5.940%, 02/12/29 (PEN) (A)	1,390	473
5.400%, 08/12/34 (PEN) (A)	4,880	1,546
5.350%, 08/12/40 (PEN) (A)	3,680	1,123

Perusahaan Penerbit SBSN Indonesia III 4.400%, 03/01/28 (A)	440	480
4.150%, 03/29/27 (A)	1,090	1,170

Peruvian Government International Bond 7.350%, 07/21/25	100	126
6.950%, 08/12/31 (PEN) (A)	1,790	651
5.625%, 11/18/50	150	219

Philippine Government International Bond 5.500%, 03/30/26	200	237
4.200%, 01/21/24	200	215
3.700%, 02/02/42	300	339

Poland Government International Bond 4.000%, 01/22/24	125	134
3.000%, 03/17/23	150	155

Province of Alberta Canada 3.300%, 03/15/28	200	216
2.200%, 07/26/22	100	101

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

Province of British Columbia Canada 2.000%, 10/23/22	$100	$101

Province of Manitoba Canada 2.125%, 06/22/26	500	502

Province of New Brunswick Canada 3.625%, 02/24/28	100	110

Province of Ontario Canada 2.500%, 04/27/26	500	511
2.450%, 06/29/22	200	203
2.300%, 06/15/26	100	101

Province of Quebec Canada 2.875%, 10/16/24	100	105
2.625%, 02/13/23	200	205
2.500%, 04/20/26	300	308

Provincia de Buenos Aires 7.875%, 06/15/27 (A)	295	125
6.500%, 02/15/23 (A)	450	187

Provincia de Cordoba 7.125%, 06/10/21 (A)	970	713

Qatar Government International Bond 5.103%, 04/23/48 (A)	1,635	2,100
4.817%, 03/14/49 (A)	1,627	2,013
2.375%, 06/02/21 (A)	1,242	1,245

Republic of Belarus International Bond 7.625%, 06/29/27 (A)	915	1,040
6.875%, 02/28/23 (A)	1,210	1,290

Republic of Italy Government International Bond 5.375%, 06/15/33	300	349
2.875%, 10/17/29	200	190

Republic of Poland Government Bond 2.750%, 04/25/28 (PLN)	4,195	1,158

Republic of South Africa Government International Bond 6.500%, 02/28/41 (ZAR)	21,100	1,048
5.875%, 06/22/30	600	648
5.750%, 09/30/49	850	828
4.300%, 10/12/28	1,870	1,833

Romanian Government International Bond 6.125%, 01/22/44 (A)	130	168

Russian Federal Bond - OFZ 8.150%, 02/03/27 (RUB)	130,500	2,350
7.700%, 03/23/33 (RUB)	46,000	827

Russian Foreign Bond -Eurobond 5.625%, 04/04/42	1,000	1,308
5.250%, 06/23/47 (A)	1,200	1,502
5.100%, 03/28/35 (A)	1,000	1,195
4.750%, 05/27/26	1,000	1,115
4.750%, 05/27/26 (A)	200	223

Description	Face Amount (000)(1)	Value (000)

Senegal Government International Bond 8.750%, 05/13/21 (A)	$376	$407
6.250%, 05/23/33 (A)	735	772
4.750%, 03/13/28 (EUR) (A)	800	945

Sri Lanka Government International Bond 7.850%, 03/14/29 (A)	1,030	1,043
7.550%, 03/28/30 (A)	1,905	1,885
6.850%, 11/03/25 (A)	620	620
6.750%, 04/18/28 (A)	360	345
6.200%, 05/11/27 (A)	1,320	1,237
5.875%, 07/25/22 (A)	1,030	1,029
5.750%, 04/18/23 (A)	1,010	997

Turkey Government International Bond 7.375%, 02/05/25	716	782
7.250%, 12/23/23	960	1,039
6.125%, 10/24/28	1,035	1,047
6.000%, 03/25/27	1,445	1,464
5.625%, 03/30/21	1,210	1,245
4.250%, 04/14/26	1,250	1,166

Ukraine Government AID Bonds 1.471%, 09/29/21	200	199

Ukraine Government International Bond 11.670%, 11/22/23 (UAH) (A)	22,650	959
8.994%, 02/01/24 (A)	815	917
7.750%, 09/01/21 (A)	214	226
7.750%, 09/01/22 (A)	2,489	2,679
7.750%, 09/01/23 (A)	744	808
7.750%, 09/01/24 (A)	449	490
7.750%, 09/01/27 (A)	215	235
6.750%, 06/20/26 (EUR) (A)	670	844
–%, 05/31/40 (A) (E)	644	616

Uruguay Government International Bond 9.875%, 06/20/22 (UYU) (A)	34,150	900
8.500%, 03/15/28 (UYU) (A)	5,740	132
5.100%, 06/18/50	2,541	3,048
4.975%, 04/20/55	3,210	3,782
4.500%, 08/14/24	100	108
4.375%, 01/23/31	180	201

Venezuela Government International Bond 7.750%, 10/13/19 (C)	705	79
7.650%, 04/21/25 (C)	362	42
7.000%, 03/31/38 (C)	422	48

Zambia Government International Bond 8.970%, 07/30/27 (A)	705	484
5.375%, 09/20/22 (A)	680	462

Total Sovereign Debt (Cost $198,818) (000)		203,619

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
ASSET-BACKED SECURITIES — 6.8%

Automotive – 4.9%

Ally Auto Receivables Trust, Ser 2019-4, Cl A2 1.930%, 10/17/22	$2,722	$2,721

Ally Auto Receivables Trust, Ser 2019-4, Cl A3 1.840%, 06/17/24	2,172	2,168

Ally Auto Receivables Trust, Ser 2019-4, Cl A4 1.920%, 01/15/25	716	713

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl B 3.490%, 06/13/22 (A)	316	317

American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A 2.850%, 07/12/22 (A)	2,212	2,216

American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A 2.180%, 02/13/23 (A)	4,777	4,777

Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A 2.710%, 07/19/21	10	10

Americredit Automobile Receivables Trust, Ser 2018-2, Cl B 3.450%, 06/18/24	2,063	2,109

AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B 2.360%, 12/19/22	1,784	1,788

AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl A2A 2.170%, 01/18/23	1,197	1,198

BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A2 2.060%, VAR ICE LIBOR USD 1 Month+0.320%, 05/15/23 (A)	1,721	1,724

Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A3 1.920%, 05/15/24	1,252	1,250

Carmax Auto Owner Trust, Ser 2019-4, Cl A3
2.020%, 11/15/24	2,285	2,290

CarMax Auto Owner Trust, Ser 2018-2, Cl A4 3.160%, 07/17/23	731	747

Description	Face Amount (000)	Value (000)

CarMax Auto Owner Trust, Ser 2019-1, Cl A4 3.260%, 08/15/24	$2,914	$3,001

CPS Auto Receivables Trust, Ser 2018-D, Cl A 3.060%, 01/18/22 (A)	808	810

CPS Auto Receivables Trust, Ser 2019-A, Cl A 3.180%, 06/15/22 (A)	1,325	1,330

CPS Auto Receivables Trust, Ser 2019-B, Cl A 2.890%, 05/16/22 (A)	1,330	1,334

CPS Auto Receivables Trust, Ser 2019-C, Cl A 2.550%, 09/15/22 (A)	1,994	1,999

CPS Auto Receivables Trust, Ser 2019-D, Cl A 2.170%, 12/15/22 (A)	3,021	3,020

Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A 3.010%, 02/16/27 (A)	2,779	2,789

Credit Acceptance Auto Loan Trust, Ser 2018-3A, Cl A 3.550%, 08/15/27 (A)	835	848

Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl A 3.330%, 02/15/28 (A)	2,183	2,222

Drive Auto Receivables Trust, Ser 2018-4, Cl B 3.360%, 10/17/22	1,165	1,167

Drive Auto Receivables Trust, Ser 2018-4, Cl D 4.090%, 01/15/26	100	103

Drive Auto Receivables Trust, Ser 2019-1, Cl A2A 3.080%, 09/15/21	36	36

Drive Auto Receivables Trust, Ser 2019-2, Cl B 3.170%, 11/15/23	1,599	1,615

Drive Auto Receivables Trust, Ser 2019-4, Cl B 2.230%, 01/16/24	2,180	2,181

DT Auto Owner Trust, Ser 2018-2A, Cl B 3.430%, 05/16/22 (A)	1,264	1,266

DT Auto Owner Trust, Ser 2018-3A, Cl A 3.020%, 02/15/22 (A)	1,092	1,094

DT Auto Owner Trust, Ser 2019-1A, Cl A 3.080%, 09/15/22 (A)	1,514	1,519

DT Auto Owner Trust, Ser 2019-2A, Cl A 2.850%, 09/15/22 (A)	1,708	1,713

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

DT Auto Owner Trust, Ser 2019-3A, Cl A 2.550%, 08/15/22 (A)	$915	$917

DT Auto Owner Trust, Ser 2019-4A, Cl A 2.170%, 05/15/23 (A)	2,899	2,900

Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A 2.900%, 01/18/22 (A)	37	37

Exeter Automobile Receivables Trust, Ser 2019-2A, Cl A 2.930%, 07/15/22 (A)	1,784	1,790

Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A 2.180%, 01/17/23 (A)	1,940	1,941

First Investors Auto Owner Trust, Ser 2018-1A, Cl A1 2.840%, 05/16/22 (A)	97	97

First Investors Auto Owner Trust, Ser 2019-2A, Cl A 2.210%, 09/16/24 (A)	2,074	2,074

Flagship Credit Auto Trust, Ser 2019-1, Cl A 3.110%, 08/15/23 (A)	1,986	2,003

Flagship Credit Auto Trust, Ser 2019-2, Cl A 2.830%, 10/16/23 (A)	3,885	3,908

Flagship Credit Auto Trust, Ser 2019-4, Cl A 2.170%, 06/17/24 (A)	4,878	4,880

Ford Credit Auto Lease Trust, Ser 2019-B, Cl A3 2.220%, 10/15/22	200	201

Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3 2.010%, 03/15/22	801	802

Ford Credit Auto Owner Trust, Ser 2019-A, Cl A4 2.850%, 08/15/24	1,859	1,893

Ford Credit Auto Owner Trust, Ser 2019-B, Cl A3 2.230%, 10/15/23	100	100

Ford Credit Auto Owner Trust, Ser 2019-C, Cl A4 1.930%, 04/15/25	3,989	3,982

Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A 2.480%, 09/15/24	150	152

GM Financial Automobile Leasing Trust, Ser 2019-2, Cl A3 2.670%, 03/21/22	25	25

GM Financial Consumer Automobile, Ser 2017-1A, Cl A3 1.780%, 10/18/21 (A)	764	763

Description	Face Amount (000)	Value (000)

GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3 2.320%, 07/18/22	$1,791	$1,795

GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl A3 2.970%, 11/16/23	57	58

GM Financial Consumer Automobile Receivables Trust, Ser 2019-3, Cl A3 2.180%, 04/16/24	100	100

Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3 2.050%, 11/22/21	669	669

Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3 1.830%, 01/18/24	100	100

Hyundai Auto Receivables Trust, Ser 2019-A, Cl A3 2.660%, 06/15/23	1,911	1,932

Hyundai Auto Receivables Trust, Ser 2019-B, Cl A3 1.940%, 02/15/24	55	55

Hyundai Auto Receivables Trust, Ser 2019-B, Cl A4 2.000%, 04/15/25	1,384	1,382

Mercedes-Benz Auto Receivables Trust, Ser 2019-1, Cl A3 1.940%, 03/15/24	100	100

Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A3 3.060%, 03/15/23	30	30

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A2A 2.820%, 01/18/22	2,060	2,067

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A3 2.900%, 10/16/23	67	68

Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3 1.930%, 07/15/24	1,907	1,908

Santander Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.320%, 03/15/24	85	86

Santander Drive Auto Receivables Trust, Ser 2019-1, Cl B 3.210%, 09/15/23	1,548	1,561

Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A 2.510%, 01/26/32 (A)	1,508	1,501

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Toyota Auto Receivables Owner Trust, Ser 2019-C, Cl A3 1.910%, 09/15/23	$100	$100

Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3 1.920%, 01/16/24	2,317	2,316

USAA Auto Owner Trust, Ser 2019-1, Cl A4 2.140%, 11/15/24	1,839	1,846

Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A 3.060%, 05/16/22 (A)	2,629	2,639

Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2 2.150%, 02/15/23 (A)	3,353	3,353

World Omni Auto Receivables Trust, Ser 2018-D, Cl A3 3.330%, 04/15/24	5,000	5,096

World Omni Auto Receivables Trust, Ser 2019-B, Cl A3 2.590%, 07/15/24	2,883	2,916

World Omni Auto Receivables Trust, Ser 2019-C, Cl A3 1.960%, 12/16/24	1,999	1,998

		114,216

Credit Card — 1.0%

American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/23	4,274	4,280

American Express Credit Account Master Trust, Ser 2019-1, Cl A 2.870%, 10/15/24	450	460

American Express Credit Account Master Trust, Ser 2019-3, Cl A 2.000%, 04/15/25	5,719	5,733

American Express Credit Account Master Trust, Ser 2019-4, Cl A 1.980%, VAR ICE LIBOR USD 1 Month+0.240%, 04/15/24	3,360	3,364

BA Credit Card Trust, Ser 2019-A1, Cl A1 1.740%, 01/15/25	100	100

Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/23	1,177	1,178

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2 1.720%, 08/15/24	4,967	4,952

Description	Face Amount (000)	Value (000)

Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1 2.880%, 01/23/23	$200	$202

Discover Card Execution Note Trust, Ser 2018-A5, Cl A5 3.320%, 03/15/24	65	66

Discover Card Execution Note Trust, Ser 2019-A1, Cl A1 3.040%, 07/15/24	1,282	1,313

Discover Card Execution Note Trust, Ser 2019-A2, Cl A 2.010%, VAR ICE LIBOR USD 1 Month+0.270%, 12/15/23	1,613	1,614

Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A 3.470%, 05/15/26	200	209

		23,471

Other Asset-Backed Securities — 0.9%

Bayview Opportunity Master Fund IVa Trust, Ser 2019-RN2, Cl A1 3.967%, 03/28/34 (A)	362	362

Bayview Opportunity Master Fund Trust IVb, Ser 2019-RN1, Cl A1 4.090%, 02/28/34 (A)	172	171

CLUB Credit Trust, Ser 2018-P3, Cl A 3.820%, 01/15/26 (A)	1,134	1,143

Consumer Loan Underlying Bond Credit Trust, Ser 2019-HP1, Cl A 2.590%, 12/15/26 (A)	1,635	1,636

Consumer Loan Underlying Bond Credit Trust, Ser 2019-P1, Cl A 2.940%, 07/15/26 (A)	1,053	1,057

PRPM, Ser 2019-4A, Cl A1 3.351%, 11/25/24 (A)	2,706	2,707

SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A 2.900%, 05/25/28 (A)	1,998	2,010

Vericrest Opportunity Loan Trust, Ser 2019-NPL3, Cl A1 3.967%, 03/25/49 (A)	1,841	1,850

Vericrest Opportunity Loan Trust, Ser 2019-NPL5, Cl A1A 3.352%, 09/25/49 (A)	2,011	2,010

Vericrest Opportunity Loan Trust, Ser 2019-NPL8, Cl A1A 3.278%, 11/25/49 (A)	3,224	3,216

Verizon Owner Trust, Ser 2019-A, Cl A1A 2.930%, 09/20/23	1,845	1,875

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

VOLT LXXII, Ser 2018-NPL8, Cl A1A 4.213%, 10/26/48 (A)	$1,367	$1,366

VOLT LXXV, Ser 2019-NPL1, Cl A1A 4.336%, 01/25/49 (A)	361	363

VOLT LXXXIII, Ser 2019-NPL9, Cl A1A 3.327%, 11/26/49 (A)	1,281	1,281

		21,047

Total Asset-Backed Securities (Cost $158,105) (000)		158,734

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%

FFCB 2.870%, 07/30/29	150	150
2.590%, 08/27/29	100	100
2.400%, 06/19/23	250	250
1.840%, 11/14/22	200	200

FHLB 3.250%, 06/09/28 - 11/16/28	405	442
3.000%, 10/12/21	400	410
2.875%, 06/14/24	500	525
2.500%, 02/13/24	220	227
2.000%, 12/11/24	250	250
1.875%, 11/29/21	150	151
1.625%, 11/19/21	205	205

FHLMC 6.250%, 07/15/32	1,279	1,842
2.375%, 01/13/22	250	254
2.125%, 09/12/24	250	250

FNMA 6.625%, 11/15/30	300	428
2.875%, 09/12/23	500	522
2.625%, 09/06/24	1,399	1,456
2.250%, 04/12/22	2,536	2,574
2.125%, 04/24/26	200	203
1.750%, 07/02/24	200	200
1.625%, 10/15/24	95	94
1.375%, 09/06/22	350	348

Tennessee Valley Authority 5.250%, 09/15/39	200	276
2.875%, 02/01/27	250	262

Total U.S. Government Agency Obligations (Cost $11,150) (000)		11,619

MUNICIPAL BONDS — 0.5%

Bay Area, Toll Authority RB 6.263%, 04/01/49	200	305

California State GO 4.600%, 04/01/38	315	349
4.500%, 04/01/33	25	28
3.500%, 04/01/28	25	27
3.375%, 04/01/25	20	21
2.800%, 04/01/21	15	15

Description	Face Amount (000)	Value (000)

California State, Department of Water Resources, Power Supply Revenue RB 2.000%, 05/01/22	$100	$101

Chicago, O’Hare International Airport RB 4.572%, 01/01/54	150	182
4.472%, 01/01/49	50	60

Dallas/Fort Worth International Airport RB 2.994%, 11/01/38	100	99

Houston GO 3.961%, 03/01/47	150	166

Illinois State GO 5.100%, 06/01/33	2,045	2,205

Illinois State, Sales Tax Securitization RB 3.820%, 01/01/48	100	101

New Jersey State, Transportation Trust Fund Authority RB 5.754%, 12/15/28	1,790	2,058
4.131%, 06/15/42	1,105	1,096
4.081%, 06/15/39	100	99

New York State, Dormitory Authority RB 4.946%, 08/01/48	100	108
3.190%, 02/15/43	3,075	3,086

Pennsylvania State, Commonwealth Financing Authority RB 3.864%, 06/01/38	150	161

Port Authority of New York & New Jersey RB 4.031%, 09/01/48	150	169
3.287%, 08/01/69	50	48

Rutgers The State University of New Jersey 3.270%, 05/01/43	150	148

State of Texas 3.211%, 04/01/44	50	51

Texas State, Permanent University Fund - Texas A&M University System RB 3.660%, 07/01/47	100	102

University of California RB
4.858%, 05/15/12	200	247
3.349%, 07/01/29	100	106

University of Texas, Taxable Financing System RB
3.354%, 08/15/47	250	260

Wisconsin State RB
3.154%, 05/01/27	200	208

		11,606

Total Municipal Bonds (Cost $11,145) (000)		11,606

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

Description	Number of Warrants	Value (000)
WARRANTS — 0.0%

Horizon Global#	2,585	5

Total Warrants (Cost $—) (000)		5

PREFERRED STOCK — 0.0%

PES Energy (H)	26,609	3

Total Preferred Stock (Cost $239) (000)		3

	Shares
SHORT-TERM INVESTMENT — 2.9%

State Street Institutional Treasury Money Market Fund, Cl Premier, 1.520% (I)	68,281,125	68,281

Total Short-Term Investment (Cost $68,281) (000)		68,281

Total Investments In Securities — 104.1% (Cost $2,385,037) (000)		$2,435,206

Percentages are based on net assets of $2,340,221 (000).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2019 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (depreciation)
HSBC	01/17/20	USD	1,730	EUR	1,550	$11
HSBC	01/17/20	EUR	5,508	USD	6,128	(57)
BNP Paribas	01/22/20	ZAR	15,910	USD	1,049	(84)
BNP Paribas	01/24/20	PEN	2,239	USD	658	(17)
BNP Paribas	01/24/20	USD	667	PEN	2,239	8
Barclays PLC	01/31/20	THB	35,050	USD	1,151	(20)
HSBC	03/13/20	CLP	857,500	USD	1,158	16
HSBC	03/13/20	USD	1,118	CLP	857,500	23
Barclays PLC	03/18/20	PLN	4,510	USD	1,180	(9)
HSBC	03/20/20	USD	2,270	BRL	9,540	94
HSBC	03/25/20	RUB	130,860	USD	2,010	(77)
Barclays PLC	03/26/20	USD	1,818	IDR	25,682,000	25
Barclays PLC	03/26/20	IDR	55,629,000	USD	3,881	(111)
HSBC	04/15/20	MXN	3,450	USD	178	(1)
HSBC	04/20/20	USD	1,223	COP	4,126,000	24

						$(175)

*	Non-Income Producing
‡‡	Expiration date not available.
(1)	In U.S. dollars unless otherwise indicated.
(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at December 31, 2019 was $324,435 (000) and represents 13.9% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.
(D)	Credit-linked note.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Level 3 security in accordance with fair value hierarchy.
(H)	There is currently no rate available.
(I)	The rate reported is the 7-day effective yield as of December 31, 2019.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

CLP — Chilean Peso

DAC — Designated Activity Company

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JSC — Joint Stock Company

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

NGN — Nigerian Naira

PEN — Peruvian Sol

PLC — Public Limited Company

PLN — Polish Zloty

RB — Revenue Bond

RUB — Russian Ruble

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

TBA — To Be Announced

THB — Thai Bat

UAH — Ukrainian Hryvnia

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

KP Fixed Income Fund

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$—	$622,198	$—	$622,198
Corporate Obligations	—	576,944	1,321	578,265
Mortgage-Backed Securities	—	558,198	—	558,198
Loan Participations	—	222,678	—	222,678
Sovereign Debt	—	203,619	—	203,619
Asset-Backed Securities	—	158,734	—	158,734
Municipal Bonds	—	11,606	—	11,606
U.S. Government Agency Obligations	—	11,619	—	11,619
Warrants	—	5	—	5
Preferred Stock	—	3	—	3
Short-Term Investment	68,281	—	—	68,281

Total Investments in Securities	$68,281	$2,365,604	$1,321	$2,435,206

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts**
Unrealized Appreciation	$—	$201	$—	$201
Unrealized Depreciation	$—	$(376)	$—	$(376)

Total Other Financial Instruments	$—	$(175)	$—	$(175)

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

**	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the year ended December 31, 2019, there were no significant transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES

	KP Retirement Path Retirement Income Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$314,770	$752,286	$1,072,164	$1,142,498
Unaffiliated Investments at Cost	125,942	261,102	294,296	225,938

Affiliated Investments at Fair Value	$332,070	$798,307	$1,151,101	$1,236,591
Unaffiliated Investments at Fair Value	128,976	267,109	301,222	231,827
Dividends Receivable	83	165	165	94
Receivable for Investment Securities Sold	63	—	—	—
Receivable for Capital Shares Sold	—	600	1,758	1,905
Prepaid Expenses	4	10	13	13

Total Assets	461,196	1,066,191	1,454,259	1,470,430

Liabilities:
Payable for Investment Securities Purchased	84	743	1,895	1,970
Payable for Capital Shares Redeemed	53	—	—	—
Payable due to Administrator	9	21	28	28
Payable due to Adviser	4	9	10	8
Chief Compliance Officer Fees Payable	1	3	4	4
Other Accrued Expenses	20	45	62	66

Total Liabilities	171	821	1,999	2,076

Net Assets	$461,025	$1,065,370	$1,452,260	$1,468,354

NET ASSETS:
Paid-in Capital	$437,760	$1,000,776	$1,343,994	$1,343,474
Total Distributable Earnings	23,265	64,594	108,266	124,880

Net Assets	$461,025	$1,065,370	$1,452,260	$1,468,354

Institutional Class Shares:
Net Assets	$461,025	$1,065,370	$1,452,260	$1,468,354
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	44,576,479	98,836,638	129,915,428	128,544,926
Net Asset Value, Offering and Redemption Price Per Share*	$10.34	$10.78	$11.18	$11.42

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$1,348,684	$1,290,490	$1,051,324
Unaffiliated Investments at Cost	177,497	111,055	67,408

Affiliated Investments at Fair Value	$1,471,051	$1,412,995	$1,143,600
Unaffiliated Investments at Fair Value	182,889	114,904	69,541
Receivable for Capital Shares Sold	2,268	2,188	2,650
Dividends Receivable	47	—	—
Prepaid Expenses	14	13	10

Total Assets	1,656,269	1,530,100	1,215,801

Liabilities:
Payable for Investment Securities Purchased	2,282	2,157	2,627
Payable due to Administrator	32	30	23
Payable due to Adviser	6	4	2
Chief Compliance Officer Fees Payable	5	4	3
Other Accrued Expenses	75	71	58

Total Liabilities	2,400	2,266	2,713

Net Assets	$1,653,869	$1,527,834	$1,213,088

NET ASSETS:
Paid-in Capital	$1,495,369	$1,372,057	$1,094,693
Total Distributable Earnings	158,500	155,777	118,395

Net Assets	$1,653,869	$1,527,834	$1,213,088

Institutional Class Shares:
Net Assets	$1,653,869	$1,527,834	$1,213,088
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	142,170,347	129,793,223	102,144,289
Net Asset Value, Offering and Redemption Price Per Share*	$11.63	$11.77	$11.88

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund	KP Retirement Path 2065 Fund

Assets:
Affiliated Investments at Cost	$674,911	$257,926	$53,412	$12,071
Unaffiliated Investments at Cost	36,660	13,691	2,803	652

Affiliated Investments at Fair Value	$724,899	$269,913	$55,306	$12,780
Unaffiliated Investments at Fair Value	37,657	14,016	2,872	664
Receivable for Capital Shares Sold	2,263	1,486	351	—
Receivable for Investment Securities Sold	—	—	—	1
Receivable from Investment Adviser	—	—	—	2
Deferred Offering Costs	—	—	—	4
Prepaid Expenses	6	2	—	1

Total Assets	764,825	285,417	58,529	13,452

Liabilities:
Payable for Investment Securities Purchased	2,248	1,481	350	—
Payable due to Administrator	15	5	1	—
Chief Compliance Officer Fees Payable	2	1	—	—
Payable due to Adviser	1	—	—	—
Payable for Capital Shares Redeemed	—	—	—	1
Offering Costs Payable	—	—	—	20
Other Accrued Expenses	39	17	3	6

Total Liabilities	2,305	1,504	354	27

Net Assets	$762,520	$283,913	$58,175	$13,425

NET ASSETS:
Paid-in Capital	$696,642	$265,667	$55,503	$12,386
Total Distributable Earnings	65,878	18,246	2,672	1,039

Net Assets	$762,520	$283,913	$58,175	$13,425

Institutional Class Shares:
Net Assets	$762,520	$283,913	$58,175	$13,425
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	63,200,458	23,323,519	4,864,789	1,227,607
Net Asset Value, Offering and Redemption Price Per Share*	$12.07	$12.17	$11.96	$10.94

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$2,530,459	$1,238,786	$1,867,420	$2,385,037
Cost of Foreign Currency	—	—	7,468	370

Investments at Fair Value	$3,195,776	$1,368,279	$2,093,254	$2,435,206
Foreign Currency at Value	—	—	7,528	374
Receivable for Investment Securities Sold	22,891	2,983	—	70,544
Receivable for Capital Shares Sold	5,272	1,698	3,710	3,463
Dividends and Interest Receivable	2,668	1,060	2,834	14,304
Cash due from Futures Brokers	1,523	192	985	—
Reclaims Receivable	279	12	3,342	112
Variation Margin Receivable	90	7	183	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	201
Prepaid Expenses	5	8	3	3

Total Assets	3,228,504	1,374,239	2,111,839	2,524,207

Liabilities:
Payable for Investment Securities Purchased	23,725	9,393	269	182,819
Payable due to Sub-Advisers	542	463	603	342
Payable due to Adviser	110	46	71	79
Payable due to Administrator	97	41	63	70
Payable for Capital Shares Redeemed	12	47	5	39
Chief Compliance Officer Fees Payable	4	2	3	3
Due to Custodian	—	—	—	12
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	376
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	200	—
Other Accrued Expenses	194	141	524	246

Total Liabilities	24,684	10,133	1,738	183,986

Net Assets	$3,203,820	$1,364,106	$2,110,101	$2,340,221

NET ASSETS:
Paid-in Capital	$2,524,036	$1,237,054	$1,913,786	$2,294,301
Total Distributable Earnings	679,784	127,052	196,315	45,920

Net Assets	$3,203,820	$1,364,106	$2,110,101	$2,340,221

Institutional Class Shares:
Net Assets	$3,203,820	$1,364,106	$2,110,101	$2,340,221
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	230,270,765	121,010,804	195,285,496	228,723,091
Net Asset Value, Offering and Redemption Price Per Share*	$13.91	$11.27	$10.81	$10.23

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2019

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path Retirement Income Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Investment Income:

Income Distributions from Affiliated Registered Investment Companies	$8,199	$18,613	$24,951	$25,240

Income Distributions from Unaffiliated Registered Investment Companies	3,443	7,064	7,975	6,501

Total Investment Income	11,642	25,677	32,926	31,741

Expenses:

Administration Fees	110	247	318	315

Investment Advisory Fees	54	107	112	84

Trustees’ Fees	10	22	28	28

Chief Compliance Officer Fees	3	7	9	9

Transfer Agent Fees	42	95	122	121

Professional Fees	24	52	67	66

Printing Fees	21	46	60	60

Registration Fees	20	48	63	66

Custodian Fees	2	3	4	4

Other Fees	14	32	40	39

Total Expenses	300	659	823	792

Net Investment Income	11,342	25,018	32,103	30,949

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain on Affiliated Investments	6,920	17,934	21,519	19,367

Net Realized Gain on Unaffiliated Investments	391	632	519	477

Distributions of Realized Gains from Affiliated Registered Investment Companies Shares	4,704	12,558	19,975	23,041

Distributions of Realized Gains from Unaffiliated Registered Investment Companies Shares	31	67	86	81

Net Change in Unrealized Appreciation on Affiliated Investments	31,078	78,784	123,000	144,071

Net Change in Unrealized Appreciation on Unaffiliated Investments	6,921	14,574	17,119	14,747

Net Realized and Unrealized Gain on Investments	50,045	124,549	182,218	201,784

Net Increase in Net Assets Resulting from Operations	$61,387	$149,567	$214,321	$232,733

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2019

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Investment Income:

Income Distributions from Affiliated Registered Investment Companies	$28,765	$26,767	$21,221

Income Distributions from Unaffiliated Registered Investment Companies	5,565	3,877	2,341

Total Investment Income	34,330	30,644	23,562

Expenses:

Administration Fees	351	322	250

Investment Advisory Fees	65	41	25

Trustees’ Fees	31	28	22

Chief Compliance Officer Fees	10	9	7

Transfer Agent Fees	135	124	96

Registration Fees	76	70	58

Professional Fees	74	68	53

Printing Fees	67	61	48

Custodian Fees	5	4	3

Other Fees	44	40	31

Total Expenses	858	767	593

Net Investment Income	33,472	29,877	22,969

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain on Affiliated Investments	20,530	18,239	13,034

Net Realized Gain on Unaffiliated Investments	463	371	380

Distributions of Realized Gains from Affiliated Registered Investment Companies Shares	28,271	27,640	22,571

Distributions of Realized Gains from Unaffiliated Registered Investment Companies Shares	82	63	37

Net Change in Unrealized Appreciation on Affiliated Investments	182,057	181,086	147,633

Net Change in Unrealized Appreciation on Unaffiliated Investments	13,587	9,921	5,779

Net Realized and Unrealized Gain on Investments	244,990	237,320	189,434

Net Increase in Net Assets Resulting from Operations	$278,462	$267,197	$212,403

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2019

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund	KP Retirement Path 2065 Fund

Investment Income:

Income Distributions from Affiliated Registered Investment Companies	$13,195	$4,851	$995	$228

Income Distributions from Unaffiliated Registered Investment Companies	1,266	461	94	20

Total Investment Income	14,461	5,312	1,089	248

Expenses:

Administration Fees	153	53	11	2

Investment Advisory Fees	13	5	1	—

Trustees’ Fees	13	4	1	—

Chief Compliance Officer Fees	5	2	—	—

Transfer Agent Fees	59	21	4	1

Registration Fees	39	16	3	1

Professional Fees	32	11	2	—

Printing Fees	30	10	2	—

Custodian Fees	2	1	—	—

Offering Costs	—	—	—	20

Other Fees	18	6	2	—

Total Expenses	364	129	26	24

Reimbursement from Investment Advisor	—	—	—	(20)

Net Expenses	364	129	26	4

Net Investment Income	14,097	5,183	1,063	244

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain/(Loss) on Affiliated Investments	6,560	3,534	(180)	81

Net Realized Gain on Unaffiliated Investments	247	69	11	3

Distributions of Realized Gains from Affiliated Registered Investment Companies Shares	14,517	5,437	1,114	260

Distributions of Realized Gains from Unaffiliated Registered Investment Companies Shares	19	6	1	—

Net Change in Unrealized Appreciation on Affiliated Investments	92,342	30,478	7,131	709

Net Change in Unrealized Appreciation on Unaffiliated Investments	3,034	1,042	215	12

Net Realized and Unrealized Gain on Investments	116,719	40,566	8,292	1,065

Net Increase in Net Assets Resulting from Operations	$130,816	$45,749	$9,355	$1,309

*	Commenced operations May 24, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2019

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:

Dividend Income	$51,710	$16,505	$59,597	$—

Interest Income	26	4	—	76,537

Less: Foreign Taxes Withheld	(111)	(8)	(4,734)	—

Total Investment Income	51,625	16,501	54,863	76,537

Expenses:

Sub-Advisory Fees	5,753	5,139	5,986	3,779

Investment Advisory Fees	1,212	523	777	892

Administration Fees	1,054	455	675	776

Trustees’ Fees	26	11	17	20

Chief Compliance Officer Fees	10	4	7	8

Custodian Fees	156	146	731	197

Professional Fees	80	35	51	57

Registration Fees	62	50	40	23

Printing Fees	52	29	39	33

Transfer Agent Fees	12	5	8	9

Pricing Fees	—	44	323	329

Other Fees	200	44	65	75

Total Expenses	8,617	6,485	8,719	6,198

Net Investment Income	43,008	10,016	46,144	70,339

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain on Investments	132,740	50,633	13,853	38,177

Net Realized Gain/(Loss) on Futures Contracts	5,190	1,102	2,866	(278)

Net Realized Loss on Foreign Currency Transactions	(7)	—	(123)	(172)

Net Realized Gain/(Loss) on Forward Foreign Currency Contracts	3	—	(44)	(221)

Net Change in Unrealized Appreciation on Investments	544,311	210,308	314,940	82,597

Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	990	(97)	474	145

Net Change in Unrealized Appreciation on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	4	—	33	16

Net Change in Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	(74)

Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	83	—

Net Realized and Unrealized Gain on Investments	683,231	261,946	332,082	120,190

Net Increase in Net Assets Resulting from Operations	$726,239	$271,962	$378,226	$190,529

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path Retirement Income Fund		KP Retirement Path 2020 Fund
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Operations:
Net Investment Income	$11,342	$10,539	$25,018	$21,905
Net Realized Gain on Affiliated and Unaffiliated Investments	7,311	8,417	18,566	17,602
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	4,735	9,134	12,625	24,876
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	37,999	(42,070)	93,358	(101,362)

Net Increase/(Decrease) in Net Assets Resulting from Operations	61,387	(13,980)	149,567	(36,979)

Distributions:	(26,728)	(27,862)	(62,780)	(60,142)

Capital Share Transactions:
Institutional Shares:
Issued	22,857	101,731	83,175	240,172
Reinvestment of Distributions	26,728	27,862	62,780	60,142
Redeemed	(78,554)	(72,103)	(144,325)	(103,774)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(28,969)	57,490	1,630	196,540

Total Increase in Net Assets	5,690	15,648	88,417	99,419

Net Assets:
Beginning of Year	455,335	439,687	976,953	877,534

End of Year	$461,025	$455,335	$1,065,370	$976,953

Share Transactions:
Institutional Shares:
Issued	2,196	9,550	7,727	21,716
Reinvestment of Distributions	2,551	2,881	5,750	6,046
Redeemed	(7,558)	(6,873)	(13,370)	(9,540)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(2,811)	5,558	107	18,222

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net Investment Income	$32,103	$25,900	$30,949	$24,039
Net Realized Gain on Affiliated and Unaffiliated Investments	22,038	19,079	19,844	18,897
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	20,061	39,623	23,122	46,878
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	140,119	(142,100)	158,818	(158,888)

Net Increase/(Decrease) in Net Assets Resulting from Operations	214,321	(57,498)	232,733	(69,074)

Distributions:	(83,365)	(74,737)	(86,693)	(74,951)

Capital Share Transactions:
Institutional Shares:
Issued	146,692	267,692	169,971	281,167
Reinvestment of Distributions	83,365	74,737	86,693	74,951
Redeemed	(103,713)	(76,547)	(86,503)	(73,319)

Increase in Net Assets from Capital Share Transactions	126,344	265,882	170,161	282,799

Total Increase in Net Assets	257,300	133,647	316,201	138,774

Net Assets:
Beginning of Year	1,194,960	1,061,313	1,152,153	1,013,379

End of Year	$1,452,260	$1,194,960	$1,468,354	$1,152,153

Share Transactions:
Institutional Shares:
Issued	13,233	23,477	15,090	24,147
Reinvestment of Distributions	7,368	7,399	7,501	7,385
Redeemed	(9,365)	(6,821)	(7,717)	(6,408)

Net Increase in Shares Outstanding from Share Transactions	11,236	24,055	14,874	25,124

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Operations:
Net Investment Income	$33,472	$25,383	$29,877	$22,264
Net Realized Gain on Affiliated and Unaffiliated Investments	20,993	22,290	18,610	19,591
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	28,353	59,613	27,703	59,745
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	195,644	(195,956)	191,007	(190,609)

Net Increase/(Decrease) in Net Assets Resulting from Operations	278,462	(88,670)	267,197	(89,009)

Distributions:	(100,286)	(86,446)	(95,377)	(79,249)

Capital Share Transactions:
Institutional Shares:
Issued	204,397	302,571	207,029	262,764
Reinvestment of Distributions	100,286	86,446	95,377	79,249
Redeemed	(91,468)	(84,563)	(92,399)	(71,446)

Increase in Net Assets from Capital Share Transactions	213,215	304,454	210,007	270,567

Total Increase in Net Assets	391,391	129,338	381,827	102,309

Net Assets:
Beginning of Year	1,262,478	1,133,140	1,146,007	1,043,698

End of Year	$1,653,869	$1,262,478	$1,527,834	$1,146,007

Share Transactions:
Institutional Shares:
Issued	17,890	25,466	17,953	21,868
Reinvestment of Distributions	8,522	8,475	8,010	7,749
Redeemed	(8,003)	(7,218)	(8,020)	(6,013)

Net Increase in Shares Outstanding from Share Transactions	18,409	26,723	17,943	23,604

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Operations:
Net Investment Income	$22,969	$16,434	$14,097	$9,445
Net Realized Gain on Affiliated and Unaffiliated Investments	13,414	15,157	6,807	8,156
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	22,608	48,092	14,536	29,155
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	153,412	(151,407)	95,376	(90,195)

Net Increase/(Decrease) in Net Assets Resulting from Operations	212,403	(71,724)	130,816	(43,439)

Distributions:	(74,041)	(60,150)	(44,254)	(33,669)

Capital Share Transactions: Institutional Shares:
Issued	198,711	234,804	169,094	174,803
Reinvestment of Distributions	74,041	60,149	44,254	33,669
Redeemed	(71,438)	(56,528)	(49,922)	(32,833)

Increase in Net Assets from Capital Share Transactions	201,314	238,425	163,426	175,639

Total Increase in Net Assets	339,676	106,551	249,988	98,531

Net Assets:
Beginning of Year	873,412	766,861	512,532	414,001

End of Year	$1,213,088	$873,412	$762,520	$512,532

Share Transactions:
Institutional Shares:
Issued	17,123	19,448	14,407	14,396
Reinvestment of Distributions	6,166	5,867	3,629	3,258
Redeemed	(6,164)	(4,723)	(4,262)	(2,710)

Net Increase in Shares Outstanding from Share Transactions	17,125	20,592	13,774	14,944

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Operations:
Net Investment Income	$5,183	$3,027	$1,063	$618
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	3,603	2,590	(169)	1,359
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	5,443	9,529	1,115	1,931
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	31,520	(29,637)	7,346	(6,959)

Net Increase/(Decrease) in Net Assets Resulting from Operations	45,749	(14,491)	9,355	(3,051)

Distributions:	(16,148)	(9,951)	(2,937)	(2,711)

Capital Share Transactions:
Institutional Shares:
Issued	93,442	81,491	23,924	23,578
Reinvestment of Distributions	16,147	9,951	2,936	2,711
Redeemed	(21,277)	(12,748)	(8,991)	(9,624)

Increase in Net Assets from Capital Share Transactions	88,312	78,694	17,869	16,665

Total Increase in Net Assets	117,913	54,252	24,287	10,903

Net Assets:
Beginning of Year	166,000	111,748	33,888	22,985

End of Year	$283,913	$166,000	$58,175	$33,888

Share Transactions:
Institutional Shares:
Issued	7,896	6,723	2,078	1,946
Reinvestment of Distributions	1,313	957	243	267
Redeemed	(1,798)	(1,060)	(785)	(800)

Net Increase in Shares Outstanding from Share Transactions	7,411	6,620	1,536	1,413

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

KP Retirement Path 2065 Fund
Period Ended December 31, 2019*
Operations:
Net Investment Income	$244
Net Realized Gain on Affiliated and Unaffiliated Investments	84
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	260
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	721

Net Increase in Net Assets Resulting from Operations	1,309

Distributions:	(270)

Capital Share Transactions:
Institutional Shares:
Issued	13,438
Reinvestment of Distributions	270
Redeemed	(1,322)

Increase in Net Assets from Capital Share Transactions	12,386

Total Increase in Net Assets	13,425

Net Assets:
Beginning of Year	—

End of Year	$13,425

Share Transactions:
Institutional Shares:
Issued	1,327
Reinvestment of Distributions	25
Redeemed	(124)

Net Increase in Shares Outstanding from Share Transactions	1,228

*	Commenced operations May 24, 2019.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Operations:
Net Investment Income	$43,008	$39,546	$10,016	$6,470
Net Realized Gain on Investments and Futures Contracts	137,930	148,245	51,735	113,150
Net Realized Loss on Foreign Currency Transactions	(4)	(4)	—	—
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	545,301	(323,111)	210,211	(226,224)
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	4	(2)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	726,239	(135,326)	271,962	(106,604)

Distributions:	(155,200)	(199,669)	(47,476)	(150,617)

Capital Share Transactions:
Institutional Shares:
Issued	562,568	548,789	249,145	207,302
Reinvestment of Distributions	155,200	199,670	47,475	150,617
Redeemed	(437,139)	(312,229)	(163,978)	(168,878)

Increase in Net Assets from Capital Share Transactions	280,629	436,230	132,642	189,041

Total Increase/(Decrease) in Net Assets	851,668	101,235	357,128	(68,180)

Net Assets:
Beginning of Year	2,352,152	2,250,917	1,006,978	1,075,158

End of Year	$3,203,820	$2,352,152	$1,364,106	$1,006,978

Share Transactions:
Institutional Shares:
Issued	43,839	40,190	23,661	16,263
Reinvestment of Distributions	11,050	17,723	4,187	16,495
Redeemed	(32,831)	(23,060)	(15,204)	(13,425)

Net Increase in Shares Outstanding from Share Transactions	22,058	34,853	12,644	19,333

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Operations:
Net Investment Income	$46,144	$33,840	$70,339	$56,674
Net Realized Gain/(Loss) on Investments and Futures Contracts	16,719	34,005	37,899	(23,863)
Net Realized Loss on Foreign Currency Transactions	(167)	(635)	(393)	(1,527)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	315,414	(307,685)	82,742	(41,199)
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	33	(68)	(58)	(50)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	83	360	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	378,226	(240,183)	190,529	(9,965)

Distributions:	(58,924)	(100,442)	(85,819)	(55,856)

Capital Share Transactions:
Institutional Shares:
Issued	343,428	514,071	523,009	662,327
Reinvestment of Distributions	58,924	100,442	85,819	55,855
Redeemed	(202,770)	(152,639)	(412,217)	(195,341)

Increase in Net Assets from Capital Share Transactions	199,582	461,874	196,611	522,841

Total Increase in Net Assets	518,884	121,249	301,321	457,020

Net Assets:
Beginning of Year	1,591,217	1,469,968	2,038,900	1,581,880

End of Year	$2,110,101	$1,591,217	$2,340,221	$2,038,900

Share Transactions:
Institutional Shares:
Issued	34,026	47,491	51,102	66,879
Reinvestment of Distributions	5,425	11,076	8,341	5,776
Redeemed	(20,011)	(13,931)	(41,039)	(19,771)

Net Increase in Shares Outstanding from Share Transactions	19,440	44,636	18,404	52,884

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path Retirement Income Fund - Institutional Shares
2019	$9.61	$0.25	$1.11	$1.36	$(0.29)	$(0.34)	$(0.63)	$10.34	14.12%	$461,025	0.06%	2.44%	18%
2018	10.51	0.25	(0.54)	(0.29)	(0.25)	(0.36)	(0.61)	9.61	(2.65)	455,335	0.07	2.43	23
2017	9.96	0.20	0.80	1.00	(0.24)	(0.21)	(0.45)	10.51	10.03	439,687	0.07	1.89	28
2016	9.76	0.17	0.34	0.51	(0.22)	(0.09)	(0.31)	9.96	5.24	462,303	0.08	1.69	15
2015	10.07	0.15	(0.13)	0.02	(0.20)	(0.13)	(0.33)	9.76	0.14	483,292	0.08	1.45	24

KP Retirement Path 2020 Fund - Institutional Shares
2019	$9.90	$0.26	$1.29	$1.55	$(0.29)	$(0.38)	$(0.67)	$10.78	15.60%	$1,065,370	0.06%	2.41%	20%
2018	10.90	0.26	(0.62)	(0.36)	(0.26)	(0.38)	(0.64)	9.90	(3.25)	976,953	0.07	2.39	17
2017	10.10	0.21	1.01	1.22	(0.25)	(0.17)	(0.42)	10.90	12.04	877,534	0.07	1.98	25
2016	9.82	0.18	0.40	0.58	(0.21)	(0.09)	(0.30)	10.10	5.92	772,111	0.08	1.79	13
2015	10.11	0.16	(0.17)	(0.01)	(0.20)	(0.08)	(0.28)	9.82	(0.10)	707,746	0.07	1.56	19

KP Retirement Path 2025 Fund - Institutional Shares
2019	$10.07	$0.27	$1.52	$1.79	$(0.28)	$(0.40)	$(0.68)	$11.18	17.71%	$1,452,260	0.06%	2.40%	16%
2018	11.22	0.26	(0.75)	(0.49)	(0.27)	(0.39)	(0.66)	10.07	(4.28)	1,194,960	0.06	2.28	13
2017	10.15	0.22	1.26	1.48	(0.26)	(0.15)	(0.41)	11.22	14.59	1,061,313	0.07	2.00	19
2016	9.81	0.19	0.46	0.65	(0.21)	(0.10)	(0.31)	10.15	6.64	842,733	0.07	1.87	10
2015	10.11	0.17	(0.21)	(0.04)	(0.21)	(0.05)	(0.26)	9.81	(0.35)	718,758	0.07	1.64	12

KP Retirement Path 2030 Fund - Institutional Shares
2019	$10.14	$0.26	$1.72	$1.98	$(0.26)	$(0.44)	$(0.70)	$11.42	19.62%	$1,468,354	0.06%	2.33%	14%
2018	11.44	0.25	(0.85)	(0.60)	(0.28)	(0.42)	(0.70)	10.14	(5.20)	1,152,153	0.06	2.20	12
2017	10.15	0.22	1.50	1.72	(0.27)	(0.16)	(0.43)	11.44	16.93	1,013,379	0.07	1.98	18
2016	9.76	0.19	0.52	0.71	(0.20)	(0.12)	(0.32)	10.15	7.32	773,892	0.07	1.91	9
2015	10.09	0.17	(0.22)	(0.05)	(0.22)	(0.06)	(0.28)	9.76	(0.52)	639,173	0.07	1.70	9

KP Retirement Path 2035 Fund - Institutional Shares
2019	$10.20	$0.26	$1.92	$2.18	$(0.26)	$(0.49)	$(0.75)	$11.63	21.31%	$1,653,869	0.06%	2.26%	12%
2018	11.68	0.24	(0.98)	(0.74)	(0.29)	(0.45)	(0.74)	10.20	(6.24)	1,262,478	0.06	2.07	12
2017	10.19	0.22	1.71	1.93	(0.28)	(0.16)	(0.44)	11.68	18.93	1,133,140	0.06	1.96	16
2016	9.75	0.19	0.58	0.77	(0.20)	(0.13)	(0.33)	10.19	7.91	845,902	0.07	1.89	9
2015	10.10	0.18	(0.25)	(0.07)	(0.23)	(0.05)	(0.28)	9.75	(0.70)	691,910	0.06	1.71	7

KP Retirement Path 2040 Fund - Institutional Shares
2019	$10.25	$0.26	$2.04	$2.30	$(0.25)	$(0.53)	$(0.78)	$11.77	22.40%	$1,527,834	0.06%	2.20%	12%
2018	11.83	0.23	(1.06)	(0.83)	(0.29)	(0.46)	(0.75)	10.25	(6.89)	1,146,007	0.06	1.97	11
2017	10.21	0.22	1.85	2.07	(0.29)	(0.16)	(0.45)	11.83	20.28	1,043,698	0.06	1.94	15
2016	9.75	0.18	0.61	0.79	(0.19)	(0.14)	(0.33)	10.21	8.14	762,771	0.07	1.86	8
2015	10.10	0.17	(0.25)	(0.08)	(0.22)	(0.05)	(0.27)	9.75	(0.73)	611,633	0.06	1.68	7

KP Retirement Path 2045 Fund - Institutional Shares
2019	$10.27	$0.25	$2.12	$2.37	$(0.24)	$(0.52)	$(0.76)	$11.88	23.14%	$1,213,088	0.06%	2.18%	11%
2018	11.90	0.23	(1.11)	(0.88)	(0.29)	(0.46)	(0.75)	10.27	(7.27)	873,412	0.06	1.94	11
2017	10.20	0.22	1.92	2.14	(0.29)	(0.15)	(0.44)	11.90	21.00	766,861	0.06	1.93	14
2016	9.74	0.19	0.60	0.79	(0.18)	(0.15)	(0.33)	10.20	8.15	535,836	0.07	1.89	9
2015	10.09	0.18	(0.25)	(0.07)	(0.22)	(0.06)	(0.28)	9.74	(0.66)	413,485	0.06	1.71	9

KP Retirement Path 2050 Fund - Institutional Shares
2019	$10.37	$0.26	$2.18	$2.44	$(0.24)	$(0.50)	$(0.74)	$12.07	23.52%	$762,520	0.06%	2.19%	12%
2018	12.01	0.24	(1.16)	(0.92)	(0.29)	(0.43)	(0.72)	10.37	(7.52)	512,532	0.06	1.96	10
2017	10.24	0.23	1.97	2.20	(0.29)	(0.14)	(0.43)	12.01	21.52	414,001	0.06	2.02	13
2016	9.75	0.20	0.60	0.80	(0.18)	(0.13)	(0.31)	10.24	8.25	257,588	0.07	1.98	10
2015	10.09	0.19	(0.26)	(0.07)	(0.22)	(0.05)	(0.27)	9.75	(0.70)	172,257	0.06	1.82	9

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2055 Fund - Institutional Shares
2019	$10.43	$0.27	$2.21	$2.48	$(0.24)	$(0.50)	$—		$(0.74)	$12.17	23.71%	$283,913	0.06%	2.30%	13%
2018	12.03	0.25	(1.18)	(0.93)	(0.30)	(0.37)	—		(0.67)	10.43	(7.68)	166,000	0.06	2.09	12
2017	10.22	0.26	1.94	2.20	(0.29)	(0.10)	—		(0.39)	12.03	21.59	111,748	0.06	2.24	15
2016	9.70	0.22	0.58	0.80	(0.18)	(0.10)	—		(0.28)	10.22	8.28	54,819	0.07	2.26	16
2015	10.07	0.23	(0.30)	(0.07)	(0.21)	(0.09)	—		(0.30)	9.70	(0.66)	27,088	0.06	2.19	21

KP Retirement Path 2060 Fund - Institutional Shares
2019	$10.18	$0.27	$2.14	$2.41	$(0.23)	$(0.40)	$—		$(0.63)	$11.96	23.73%	$58,175	0.06%	2.29%	23%
2018	12.00	0.25	(1.18)	(0.93)	(0.29)	(0.60)	—		(0.89)	10.18	(7.65)	33,888	0.06	2.05	36
2017	10.27	0.28	1.94	2.22	(0.29)	(0.20)	—		(0.49)	12.00	21.66	22,985	0.07	2.43	27
2016	9.78	0.21	0.59	0.80	(0.18)	(0.13)	—		(0.31)	10.27	8.18	9,097	0.07	2.10	51
2015	10.12	0.22	(0.28)	(0.06)	(0.22)	(0.06)	—		(0.28)	9.78	(0.60)	5,748	0.06	2.09	100

KP Retirement Path 2065 Fund* - Institutional Shares
2019@	$10.00	$0.23	$0.93	$1.16	$(0.21)	$(0.01)	$—		$(0.22)	$10.94	11.67%	$13,425	0.06%^	3.61%	12%

KP Large Cap Equity Fund - Institutional Shares
2019	$11.30	$0.20	$3.11	$3.31	$(0.19)	$(0.51)	$—		$(0.70)	$13.91	29.32%	$3,203,820	0.30%	1.48%	45%
2018	12.98	0.22	(0.87)	(0.65)	(0.19)	(0.84)	—		(1.03)	11.30	(4.82)	2,352,152	0.30	1.65	49
2017	11.19	0.18	2.49	2.67	(0.17)	(0.71)	—		(0.88)	12.98	23.84	2,250,917	0.31	1.47	41
2016	10.56	0.18	0.88	1.06	(0.17)	(0.26)	—		(0.43)	11.19	10.04	1,476,628	0.34	1.65	50
2015	10.82	0.15	0.17	0.32	(0.15)	(0.43)	—		(0.58)	10.56	2.91	1,239,696	0.35	1.38	126

KP Small Cap Equity Fund - Institutional Shares
2019	$9.29	$0.09	$2.30	$2.39	$(0.09)	$(0.32)	$—		$(0.41)	$11.27	25.67%	$1,364,106	0.52%	0.80%	83%
2018	12.08	0.07	(1.24)	(1.17)	(0.06)	(1.56)	—		(1.62)	9.29	(9.30)	1,006,978	0.52	0.57	85
2017	11.22	0.05	1.97	2.02	(0.06)	(1.10)	—		(1.16)	12.08	17.95	1,075,158	0.53	0.41	100
2016	9.55	0.08	1.68	1.76	(0.09)	—	—		(0.09)	11.22	18.38	930,815	0.53	0.86	91
2015	10.32	0.07	(0.55)	(0.48)	(0.07)	(0.22)	—	(1)	(0.29)	9.55	(4.73)	780,852	0.55	0.68	154

KP International Equity Fund - Institutional Shares
2019	$9.05	$0.25	$1.82	$2.07	$(0.26)	$(0.05)	$—		$(0.31)	$10.81	22.87%	$2,110,101	0.47%	2.48%	41%
2018	11.20	0.24	(1.79)	(1.55)	(0.19)	(0.41)	—		(0.60)	9.05	(13.75)	1,591,217	0.47	2.19	32
2017	8.93	0.21	2.37	2.58	(0.26)	(0.05)	—		(0.31)	11.20	28.95	1,469,968	0.49	2.06	125
2016	8.84	0.20	0.07	0.27	(0.18)	—	—		(0.18)	8.93	3.03	1,232,730	0.49	2.22	23
2015	9.30	0.20	(0.46)	(0.26)	(0.19)	—	(0.01)		(0.20)	8.84	(2.79)	1,026,913	0.50	2.13	21

KP Fixed Income Fund - Institutional Shares
2019	$9.69	$0.34	$0.58	$0.92	$(0.32)	$(0.06)	$—		$(0.38)	$10.23	9.57%	$2,340,221	0.29%	3.29%	325%
2018	10.05	0.31	(0.40)	(0.09)	(0.27)	—	—		(0.27)	9.69	(0.86)	2,038,900	0.31	3.18	422
2017	9.86	0.27	0.16	0.43	(0.24)	—	—		(0.24)	10.05	4.41	1,581,880	0.31	2.63	547
2016	9.79	0.24	0.16	0.40	(0.23)	(0.10)	—		(0.33)	9.86	4.08	1,069,341	0.32	2.37	484
2015	10.00	0.21	(0.16)	0.05	(0.21)	(0.05)	—	(1)	(0.26)	9.79	0.57	920,322	0.34	2.10	533

*	Commenced operations on May 24, 2019.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
@	For the period ended May 24, 2019. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡

Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of    taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.

^	The ratio of Expenses to Average Net Assets included the effect of a reimbursement. If these offsets were excluded, the ratio would have been 0.36%
(1)	Amount less than $0.01 per share.

Amounts designated as “—“ are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2019

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013, as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fifteen funds: KP Path Retirement Income Fund (formerly, KP Retirement Path 2015 Fund), KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, and KP Retirement Path 2065 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

KP Retirement Path 2065 Fund commenced operations on May 24, 2019.

Callan LLC serves as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approx-

THE KP FUNDS	December 31, 2019

imate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2019, KP Large Cap Equity, KP International Equity, and KP Fixed Income Funds had securities valued in accordance with fair value procedures. Refer to each Funds’ schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices

THE KP FUNDS	December 31, 2019

in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended December 31, 2019, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Fund is monitoring and accruing foreign capital gains for $200 (000). Please refer to the Statement of Assets and Liabilities for further information.

As of and during the year ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2019, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract

THE KP FUNDS	December 31, 2019

is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the year are presented on the Statements of Operations. Refer to each Funds’ Schedule of Investments for details regarding open forward foreign currency contracts.

For the year ended December 31, 2019, the average balances of forward foreign currency exchange contracts were as follows (000):

KP Fixed Income Fund
Average Quarterly Notional Contracts Purchased	$(9,703)
Average Quarterly Notional Contracts Sold	19,278

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2019, if applicable. For the year ended December 31, 2019, there were no open futures contracts in the KP Fixed Income Fund.

For the year ended December 31, 2019, the average balances of futures contracts were as follows (000):

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund
Average Quarterly Market Value Balance Long	$32,349	$4,774	$22,663
Average Quarterly Market Value Balance Short	—	—	—

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE KP FUNDS	December 31, 2019

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of December 31, 2019, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian.

As of December 31, 2019, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of December 31, 2019 (000):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†

Barclays PLC	$25	$25	$(140)	$(140)	$(115)	$—	$(115)

BNP Paribas	8	8	(101)	(101)	(93)	—	(93)

HSBC	168	168	(135)	(135)	33	—	33

Total over the counter	$201	$201	$(376)	$(376)

†

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not

THE KP FUNDS	December 31, 2019

subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve-month period. As of December 31, 2019, the Retirement Path 2065 Fund had $4,378 remaining to be amortized.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on the ex-dividend date.

3. Derivative Transactions:

The following tables include the KP Fixed Income Fund’s exposure by type of risk on derivatives held throughout the period:

The fair value of derivative instruments as of December 31, 2019, is as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value (000)		Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	$201	*	Net Assets — Unrealized depreciation on forward foreign currency contracts	$376	*

Total Derivatives not accounted for as hedging instruments		$201			$376

*	Includes cumulative appreciation/(depreciation) of futures and forward contracts as reported in the Schedule of Investments.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2019, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(278)	$—	$(278)
Foreign exchange contracts	—	(221)	(221)

Total	$(278)	$(221)	$(499)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Total
Interest rate contracts	$145	$—	$145
Foreign exchange contracts	—	(74)	(74)

Total	$145	$(74)	$71

THE KP FUNDS	December 31, 2019

As of December 31, 2019, the KP Fixed Income Fund’s derivative instruments are not subject to a master netting arrangement. For the derivative exposure of the KP Large Cap Equity Fund, KP Small Cap Equity Fund and KP International Equity Fund refer to each Funds’ Schedule of Investments and Statement of Operations. The derivative risk exposure relates to futures on equity contracts.

4. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee which will vary depending on the average daily net assets of the Funds. For the year ended December 31, 2019, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee

KP Retirement Path Retirement Income Fund	$110	KP Retirement Path 2050 Fund	$ 153

KP Retirement Path 2020 Fund	$247	KP Retirement Path 2055 Fund	$ 53

KP Retirement Path 2025 Fund	$318	KP Retirement Path 2060 Fund	$ 11

KP Retirement Path 2030 Fund	$315	KP Retirement Path 2065 Fund	$ 2

KP Retirement Path 2035 Fund	$351	KP Large Cap Equity Fund	$1,054

KP Retirement Path 2040 Fund	$322	KP Small Cap Equity Fund	$ 455

KP Retirement Path 2045 Fund	$250	KP International Equity Fund	$ 675

		KP Fixed Income Fund	$ 776

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serve as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Investment Advisory Agreements:

The Trust will pay to the Adviser as compensation for the Adviser’s services rendered, a fee (the “Advisory Fee”), determined in accordance with the calculation methodology set forth below. The Advisory Fee will be computed and accrued daily on an estimated basis by the Administrator and paid monthly in arrears based on a final determination by the Administrator.

The Advisory Fee payable by each Fund for any particular period will equal its pro-rata portion of the total fee calculated by applying the Effective Fee Rate (defined below) to the Fund Asset Base (defined below), with each Fund’s pro rata portion determined by dividing the net assets of such Fund that are included in the Fund Asset Base by the total Fund Asset Base. The “Effective Fee Rate” will be determined by applying the following fee schedule to the Fund Asset Base:

0.05% on the first $4,000,000,000 of the Fund Asset Base;

0.04% on the Fund Asset Base between $4,000,000,001 and $7,000,000,000;

0.03% on the Fund Asset Base between $7,000,000,001 and $10,000,000,000; and

0.025% on the Fund Asset Base over $10,000,000,000.

The “Fund Asset Base” equals the Core Funds Asset Base (defined below) plus the Target Date Funds Asset Base (defined below). The “Core Funds Asset Base” equals the sum of the net assets of each Core Fund. The “Target

THE KP FUNDS	December 31, 2019

Date Funds Asset Base” equals the sum of the net assets of each Target Date Fund invested in investment companies to which the Adviser does not serve as the investment adviser. The Fund Asset Base will be estimated daily and determined monthly based on the preceding methodology, in all cases based on the net assets as of the close of business on the preceding day in the case of the daily estimate and based on the average daily net assets in the month for the monthly calculation.

The Effective Fee Rate determined at the beginning of a month shall be used throughout the month for purposes of the daily estimate, and shall be recalculated for the month to make the final determination. In the event that the estimated daily fee for a Fund differs from the final determination by an amount sufficient to require an adjustment to the Net Asset Value of the Fund for any day, such difference shall be treated as a pricing error under the Trust’s policy.

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of December 31, 2019, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
AQR Capital Management, LLC	Acadian Asset Management LLC
MFS Investment Management	Lazard Asset Management LLC
PanAgora Asset Management, Inc.	Marathon Asset Management LLP
SSgA Funds Management, Inc.	MFS Investment Management
T. Rowe Price	Sprucegrove Investment Management Ltd.
SSgA Funds Management, Inc.
William Blair & Company, LLC

KP Small Cap Equity Fund	KP Fixed Income Fund
Aristotle Capital Boston, LLC	Credit Suisse Asset Management
CastleArk Management, LLC	Loomis, Sayles & Company, LP
Columbus Circle Investors	Payden & Rygel
DePrince Race & Zollo, Inc.	SSgA Funds Management, Inc.
PENN Capital Management Company, Inc.
SSgA Funds Management, Inc.
Walthausen & Co., LLC

7. Investment Transactions:

For the year ended December 31, 2019, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path Retirement Income Fund	$82,765	$122,389
KP Retirement Path 2020 Fund	203,945	227,465
KP Retirement Path 2025 Fund	303,925	208,791
KP Retirement Path 2030 Fund	318,706	181,172
KP Retirement Path 2035 Fund	355,207	180,455
KP Retirement Path 2040 Fund	330,131	157,921
KP Retirement Path 2045 Fund	291,159	118,306
KP Retirement Path 2050 Fund	224,672	76,862
KP Retirement Path 2055 Fund	112,956	30,161
KP Retirement Path 2060 Fund	27,819	10,708
KP Retirement Path 2065 Fund	14,067	1,428
KP Large Cap Equity Fund	1,424,671	1,271,804
KP Small Cap Equity Fund	1,073,304	993,067
KP International Equity Fund	912,628	738,999
KP Fixed Income Fund	1,319,027	1,250,389

THE KP FUNDS	December 31, 2019

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $5,182,666 (000) and $5,108,530 (000), respectively.

8. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to the reclassification of short-term capital gains from affiliated registered investment companies, REIT adjustments, PFIC gain reclass, investment in partnerships, reclass of distributions, paydowns and foreign exchange gain/(loss). None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends and distributions declared during the year or period ended December 31, 2019 and December 31, 2018 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path Retirement Income Fund	2019	$12,795	$13,933	$—	$26,728
	2018	11,803	16,059	—	27,862
KP Retirement Path 2020 Fund	2019	27,936	34,844	—	62,780
	2018	25,272	34,870	—	60,142
KP Retirement Path 2025 Fund	2019	35,357	48,008	—	83,365
	2018	31,490	43,247	—	74,737
KP Retirement Path 2030 Fund	2019	33,665	53,028	—	86,693
	2018	30,892	44,059	—	74,951
KP Retirement Path 2035 Fund	2019	35,964	64,322	—	100,286
	2018	34,445	52,001	—	86,446
KP Retirement Path 2040 Fund	2019	31,771	63,606	—	95,377
	2018	31,604	47,645	—	79,249
KP Retirement Path 2045 Fund	2019	24,211	49,830	—	74,041
	2018	24,064	36,086	—	60,150
KP Retirement Path 2050 Fund	2019	14,783	29,471	—	44,254
	2018	14,097	19,572	—	33,669
KP Retirement Path 2055 Fund	2019	5,413	10,735	—	16,148
	2018	4,535	5,416	—	9,951
KP Retirement Path 2060 Fund	2019	1,111	1,826	—	2,937
	2018	928	1,783	—	2,711
KP Retirement Path 2065 Fund*	2019	270	—	—	270
KP Large Cap Equity Fund	2019	43,959	111,241	—	155,200
	2018	46,521	153,148	—	199,669
KP Small Cap Equity Fund	2019	10,310	37,166	—	47,476
	2018	62,717	87,900	—	150,617
KP International Equity Fund	2019	50,315	8,610	—	58,925
	2018	38,316	62,126	—	100,442
KP Fixed Income Fund	2019	85,819	—	—	85,819
	2018	55,856	—	—	55,856

*	KP Retirement Path 2065 Fund did not commence operations prior to December 31, 2018.

THE KP FUNDS	December 31, 2019

As of December 31, 2019, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
KP Retirement Path Retirement Income Fund	$—	$4,742	$—	$—	$18,521	$2	$23,265
KP Retirement Path 2020 Fund	—	17,347	—	—	47,247	—	64,594
KP Retirement Path 2025 Fund	—	26,869	—	—	81,390	7	108,266
KP Retirement Path 2030 Fund	—	29,223	—	—	95,656	1	124,880
KP Retirement Path 2035 Fund	—	35,362	—	—	123,139	(1)	158,500
KP Retirement Path 2040 Fund	—	33,213	—	—	122,565	(1)	155,777
KP Retirement Path 2045 Fund	—	27,510	—	—	90,885	—	118,395
KP Retirement Path 2050 Fund	—	16,578	—	—	49,300	—	65,878
KP Retirement Path 2055 Fund	—	6,395	—	—	11,853	(2)	18,246
KP Retirement Path 2060 Fund	—	1,154	—	—	1,517	1	2,672
KP Retirement Path 2065 Fund	67	251	—	—	721	—	1,039
KP Large Cap Equity Fund	112	41,831	—	—	637,839	2	679,784
KP Small Cap Equity Fund	470	8,040	—	—	118,540	2	127,052
KP International Equity Fund	2,123	5,857	—	—	188,337	(3)	196,314
KP Fixed Income Fund	4,970	—	—	—	46,370	(5,420)*	45,920

*	Other temporary differences are primarily attributable to straddle loss deferral.

Post-October losses represent losses realized on investment transactions from November 1, 2019, through December 31, 2019, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of December 31, 2019, the Funds have no capital loss carry forward to future periods.

During the fiscal year ended December 31, 2019, KP Fixed Income Fund utilized $19,861 in capital loss carry forwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives), if applicable for Federal income tax purposes at December 31, 2019, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KP Retirement Path Retirement Income Fund	$442,525	$20,567	$(2,046)	$18,521
KP Retirement Path 2020 Fund	1,018,169	52,465	(5,218)	47,247
KP Retirement Path 2025 Fund	1,370,934	86,521	(5,131)	81,390
KP Retirement Path 2030 Fund	1,372,762	100,582	(4,926)	95,656
KP Retirement Path 2035 Fund	1,530,802	128,394	(5,255)	123,139
KP Retirement Path 2040 Fund	1,405,334	126,899	(4,334)	122,565
KP Retirement Path 2045 Fund	1,122,256	94,745	(3,860)	90,885
KP Retirement Path 2050 Fund	713,256	51,178	(1,878)	49,300
KP Retirement Path 2055 Fund	272,076	12,452	(599)	11,853
KP Retirement Path 2060 Fund	56,661	1,970	(453)	1,517
KP Retirement Path 2065 Fund	12,723	729	(8)	721
KP Large Cap Equity Fund	2,557,941	705,041	(67,202)	637,839
KP Small Cap Equity Fund	1,249,739	186,686	(68,146)	118,540
KP International Equity Fund	1,904,790	313,576	(125,239)	188,337
KP Fixed Income Fund	2,388,726	64,114	(17,744)	46,370

THE KP FUNDS	December 31, 2019

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, premium amortization on callable bond and wash sales.

9. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Allocation Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Adviser’s judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund’s performance.

Asset Allocation Risk (Target Date Funds) — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Asset-Backed Securities Risk (KP Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk (KP Fixed Income Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Common Stock Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund) — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Convertible and Preferred Securities Risk (KP Large Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (KP Large Cap Equity Fund, KP Fixed Income Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (KP Fixed Income Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk (KP International Equity Fund, KP Fixed Income Fund) — As a result of the Fund’s investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Depositary Receipts Risk (KP Large Cap Equity Fund, KP International Equity Fund) — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Derivatives Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Fund’s use of futures contracts, forward contracts, credit-linked notes, structured notes and swaps are subject to market risk, leverage risk, correlation risk, and liquidity risk. Market risk is described below.

THE KP FUNDS	December 31, 2019

Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. The Fund’s use of forward contracts, credit-linked notes, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described above and valuation risk is described below. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange-Traded Funds (“ETFs”) Risk (KP Large Cap Equity Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the value of its underlying securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro-rata portion of the ETF’s expenses.

Extension Risk (KP Fixed Income Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (KP Fixed Income Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk (KP Large Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk (KP Fixed Income Fund) — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Concentration Risk (KP International Equity Fund) — Since the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Growth Investing Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund) — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (KP Fixed Income Fund) — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Rates associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Investment in Europe Risk (KP International Equity Fund) — The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union (“EU”) or debt restructuring. Assistance given to an EU member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events

THE KP FUNDS	December 31, 2019

may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by European issuers and therefore may adversely affect the Fund and its investments in such securities.

Investment in Japan Risk (KP International Equity Fund) — The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

Investment in Underlying Funds Risk (Target Date Funds) — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Under-lying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

•

Allocation Risk — With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund’s investment adviser’s judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Underlying Fund’s performance.

•

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

•

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

•

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

•

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

•

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

•	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

•

Currency Risk — As a result of an Underlying Fund’s investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

•

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

THE KP FUNDS	December 31, 2019

•

Derivatives Risk — An Underlying Fund’s use of futures contracts, forward contracts, credit-linked notes, structured notes and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Underlying Fund’s share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund’s use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. An Underlying Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

•	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

•

Fixed Income Market Risk — The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

•

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

•

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

•

Geographic Concentration Risk — An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Income Fluctuations Risk — An Underlying Fund’s income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

•

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

•

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

THE KP FUNDS	December 31, 2019

•

Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

•

Mortgage-Backed Securities Risk (KP Fixed Income Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•

Mortgage Dollar Rolls Risk (KP Fixed Income Fund) — An Underlying Fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Underlying Fund. At the time an Underlying Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by an Underlying Fund.

•

Municipal Securities Risk (KP Fixed Income Fund) — There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of an Underlying Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

•

Passive Sub-strategy Risk — A certain portion of an Underlying Fund’s assets (i.e., a sub-strategy) may not be actively managed. Instead, such sub-strategy may be managed to track the performance of an unmanaged index of securities. As a result, the sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Underlying Fund’s return to be lower than if the sub-strategy were managed pursuant to an active strategy. In addition, the return of the sub-strategy may not match or achieve a high degree of correlation with the returns of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of such portion, and other reasons.

•

Portfolio Turnover Risk — Due to its investment strategy, an Underlying Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

•

Prepayment Risk (KP Fixed Income Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring an Underlying Fund to invest the proceeds at generally lower interest rates.

•

Senior Loans/Bank Loans Risk (KP Fixed Income Fund) — With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower, assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

•

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

THE KP FUNDS	December 31, 2019

•

U.S. Government Securities Risk (KP Fixed Income Fund) — An Underlying Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Investment Style Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that large capitalization equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Companies Risk (KP Large Cap Equity Fund, KP International Equity Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund, Target Date Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

Model and Data Risk (KP Large Cap Equity Fund) — Quantitative models and information, and data supplied by third parties (“Models and Data”), are used to construct sets of transactions and investments, and to provide risk management insights. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Mortgage-Backed Securities Risk (KP Fixed Income Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Mortgage Dollar Rolls Risk (KP Fixed Income Fund) — The Fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Fund. At the time the Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

Multi-Manager Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

THE KP FUNDS	December 31, 2019

Municipal Securities Risk (KP Fixed Income Fund) — There may be economic or political changes that impact the ability of municipal issuers to repay the principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Passive Sub-strategy Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Fund’s Sub-strategy managed by SSGA FM is not actively managed. Instead, SSGA FM attempts to track the performance of an unmanaged index of securities. As a result, the Sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund’s return to be lower than if the Sub-strategy employed an active strategy. In addition, the Substrategy’s return may not match or achieve a high degree of correlation with the return of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of the Sub-strategy, and other reasons.

Portfolio Turnover Risk (KP Small Cap Equity Fund, KP Fixed Income Fund, KP Fixed Income Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk (KP Fixed Income Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Retirement Income Risk (Target Date Funds) — The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor’s ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor’s expected retirement date, the investor’s individual retirement needs, the investor’s other sources of income and other assets, and inflation. The Fund’s glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the number of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of his or her investment in the Fund. The Fund is considered a “through retirement” fund because it continues to grow more conservative through its target date year, reaching its most conservative asset allocation five years after the target date year. The Fund, therefore, provides greater exposure to equity securities during the first five years of an investor’s assumed retirement age and is subject to greater volatility than if it had reached its most conservative allocation during the target date year. This risk is greater for an investor who begins to withdraw a portion or all of his or her investment in the Fund before the Fund reaches its most conservative allocation. Conversely, for an investor who begins to withdraw a portion or all of his or her investment in the Fund sometime after the Fund reaches its most conservative allocation, there is a greater risk that the Fund’s glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving his or her income and appreciation goals. There can be no assurance that an investor’s investment in the Fund will provide income in amounts adequate to meet the investor’s goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

Rights and Warrants Risk (KP Large Cap Equity Fund) — Rights and warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Rights and warrants may be more speculative than other types of investments. The price of a right or warrant may be more volatile than the price of its underlying security, and an investment in a right or warrant may therefore, create greater potential for capital loss than an investment in the underlying security. A right or warrant ceases to have value if it is not exercised prior to its expiration date.

Senior Loans/Bank Loans Risk (KP Fixed Income Fund) — With respect to senior loans, including bank loans, the Fund, as a direct lender to the borrower, assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions and may have extended settlement periods.

THE KP FUNDS	December 31, 2019

Small and Medium Capitalization Companies Risk (KP Small Cap Equity Fund, KP International Equity Fund) —The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

Tracking Error Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that a Sub-strategy’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy’s investments and the benchmark and other factors.

U.S. Government Securities Risk (KP Fixed Income Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investing Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund) — Ifa sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Valuation Risk (KP Fixed Income Fund) — The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the Fund.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

11. Other:

At December 31, 2019, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of either affiliated shareholders, the Target Date Funds, or unaffiliated shareholders, omnibus accounts that are held on behalf of individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path Retirement Income Fund	—	0%	1	100%
KP Retirement Path 2020 Fund	—	0%	1	100%
KP Retirement Path 2025 Fund	—	0%	1	100%
KP Retirement Path 2030 Fund	—	0%	1	100%
KP Retirement Path 2035 Fund	—	0%	1	100%
KP Retirement Path 2040 Fund	—	0%	1	100%
KP Retirement Path 2045 Fund	—	0%	1	100%
KP Retirement Path 2050 Fund	—	0%	1	100%

THE KP FUNDS	December 31, 2019

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path 2055 Fund	—	0%	1	100%
KP Retirement Path 2060 Fund	—	0%	1	100%
KP Retirement Path 2065 Fund	—	0%	2	100%
KP Large Cap Equity Fund	5	76%	—	0%
KP Small Cap Equity Fund	3	38%	1	30%
KP International Equity Fund	5	78%	—	0%
KP Fixed Income Fund	5	79%	—	0%

12. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

13. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The implications of the ASU have been determined to be immaterial to the Funds and have not been reflected within the Financial Statements.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE KP FUNDS	December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The KP Funds and Shareholders of KP Retirement Path Retirement Income Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, KP Retirement Path 2065 Fund, KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (constituting The KP Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights

KP Retirement Path Retirement Income Fund,

KP Retirement Path 2020 Fund,

KP Retirement Path 2025 Fund,

KP Retirement Path 2030 Fund,

KP Retirement Path 2035 Fund,

KP Retirement Path 2040 Fund,

KP Retirement Path 2045 Fund,

KP Retirement Path 2050 Fund,

KP Retirement Path 2055 Fund,

KP Retirement Path 2060 Fund,

KP Large Cap Equity Fund,

KP Small Cap Equity Fund,

KP International Equity Fund, and KP Fixed Income Fund

	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and 2015
KP Retirement Path 2065 Fund	For the period May 24, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 27, 2020

We have served as the auditor of one or more investment companies in Callan LLC since 2013.

THE KP FUNDS	December 31, 2019

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Set forth below are the names, year of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-457-3637. The following chart lists Trustees and Officers as of December 31, 2019:

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
INTERESTED TRUSTEES

ROBERT A. NESHER (Born: 1946)	Chairman of the Board of Trustees[1] (Since 2013)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

N. JEFFREY KLAUDER (Born: 1952)	Trustee[1] (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

1

Trustees who are deemed to be “interested persons” (as the term is defined in the 1940 Act) of the Trust are referred to as “Interested Trustees”. Messrs. Nesher and Klauder are deemed Interested Trustees by virtue of their affiliation with the Distributor and/or its affiliates.

THE KP FUNDS	December 31, 2019

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years	Other Directorships Held in the Past 5 Years
INDEPENDENT TRUSTEES

JOSEPH T. GRAUSE JR. (Born: 1952)	Trustee (Since 2013) Lead Independent Trustee (Since 2018)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of The Korea Fund, Inc.
MITCHELL A. JOHNSON (Born: 1942)	Trustee (Since 2013)	Retired. Private Investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

BETTY L. KRIKORIAN (Born: 1943)	Trustee (Since 2013)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.
BRUCE R. SPECA (Born: 1956)	Trustee (Since 2013)

Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

THE KP FUNDS	December 31, 2019

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years	Other Directorships Held in the Past 5 Years
INDEPENDENT TRUSTEES (continued)

GEORGE J. SULLIVAN, JR. (Born: 1942)	Trustee (Since 2013)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

THE KP FUNDS	December 31, 2019

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
OFFICERS

MICHAEL BEATTIE (Born: 1965)	President (Since 2013)	Director of Client Service, SEI Investments, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
BRIDGET E. SUDALL (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE KP FUNDS	December 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2019 and held for the six-month period ended December 31, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	December 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)

KP Retirement Path Retirement Income Fund
Actual Fund Return	$1,000.00	$1,041.50	0.06%	$0.31
Hypothetical 5% Return	1,000.00	1,024.90	0.06	0.31

KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$1,048.10	0.06%	$0.31
Hypothetical 5% Return	1,000.00	1,024.90	0.06	0.31

KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$1,054.60	0.06%	$0.31
Hypothetical 5% Return	1,000.00	1,024.90	0.06	0.31

KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$1,061.20	0.06%	$0.31
Hypothetical 5% Return	1,000.00	1,024.90	0.06	0.31

KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$1,065.70	0.06%	$0.31
Hypothetical 5% Return	1,000.00	1,024.90	0.06	0.31

KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$1,144.40	0.06%	$0.32
Hypothetical 5% Return	1,000.00	1,024.50	0.06	0.30

KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$1,149.00	0.06%	$0.32
Hypothetical 5% Return	1,000.00	1,024.50	0.06	0.30

KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$1,150.40	0.06%	$0.32
Hypothetical 5% Return	1,000.00	1,024.50	0.06	0.30

KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$1,152.40	0.06%	$0.32
Hypothetical 5% Return	1,000.00	1,024.50	0.06	0.30

KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$1,152.30	0.06%	$0.32
Hypothetical 5% Return	1,000.00	1,024.50	0.06	0.30

KP Retirement Path 2065 Fund
Actual Fund Return	$1,000.00	$1,073.80	0.06%	$0.31
Hypothetical 5% Return	1,000.00	1,024.90	0.06	0.31

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)

KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,097.90	0.30%	$1.59
Hypothetical 5% Return	1,000.00	1,023.69	0.30	1.53

KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,055.50	0.52%	$2.69
Hypothetical 5% Return	1,000.00	1,022.58	0.52	2.65

KP International Equity Fund
Actual Fund Return	$1,000.00	$1,074.30	0.49%	$2.56
Hypothetical 5% Return	1,000.00	1,022.74	0.49	2.50

KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,025.90	0.29%	$1.48
Hypothetical 5% Return	1,000.00	1,023.74	0.29	1.48

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE KP FUNDS	December 31, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The KP Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on August 20, 2019 and November 19, 2019 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the investment advisory agreement between Callan Associates Inc. (the “Adviser”) and the Trust, on behalf of the Funds;

•

the sub-advisory agreements between the Adviser and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set forth in the following table:

Sub-Adviser	Fund(s)
Acadian Asset Management LLC	KP International Equity Fund
AQR Capital Management, LLC	KP Large Cap Equity Fund
Aristotle Capital Boston, LLC	KP Small Cap Equity Fund
CastleArk Management LLC	KP Small Cap Equity Fund
Columbus Circle Investors	KP Small Cap Equity Fund
DePrince Race & Zollo, Inc.	KP Small Cap Equity Fund
Loomis, Sayles & Company, L.P.	KP Fixed Income Fund
Marathon Asset Management LLP	KP International Equity Fund
MFS Investment Management	KP Large Cap Equity Fund KP International Equity Fund
PanAgora Asset Management, Inc.	KP Large Cap Equity Fund
Payden & Rygel	KP Fixed Income Fund
PENN Capital Management Company, Inc.	KP Small Cap Equity Fund
SSgA Funds Management, Inc.	KP Large Cap Equity Fund KP Small Cap Equity Fund KP International Equity Fund KP Fixed Income Fund
T. Rowe Price Associates, Inc.	KP Large Cap Equity Fund
Walthausen & Co., LLC	KP Small Cap Equity Fund
William Blair Investment Management, LLC	KP International Equity Fund

In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and certain Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the

THE KP FUNDS	December 31, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and certain Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

THE KP FUNDS	December 31, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by certain Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and Adviser’s willingness to continue its expense limitation arrangements with respect to certain Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE KP FUNDS	December 31, 2019

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2019 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2019 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal period ended December 31, 2019 the Funds are designating the following with regard to distributions paid during the period:

								Foreign Investors
Fund	Return of Capital (Tax Basis)	Long- Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gains Dividends(5)
KP Retirement Path Retirement Income Fund	0.00%	52.13%	47.87%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2020 Fund	0.00%	55.50%	44.50%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2025 Fund	0.00%	57.59%	42.41%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2030 Fund	0.00%	61.17%	38.83%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2035 Fund	0.00%	64.14%	35.86%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2040 Fund	0.00%	66.69%	33.31%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2045 Fund	0.00%	67.30%	32.70%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2050 Fund	0.00%	66.59%	33.41%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2055 Fund	0.00%	66.48%	33.52%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2060 Fund	0.00%	62.18%	37.82%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2065 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Large Cap Equity Fund	0.00%	71.68%	28.32%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Small Cap Equity Fund	0.00%	78.28%	21.72%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP International Equity Fund	0.00%	14.61%	85.39%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%

~~(~~1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

THE KP FUNDS	December 31, 2019

NOTICE TO SHAREHOLDERS (Unaudited) (Continued)

The following KP Funds designate long term capital gains for December 31, 2019, calendar year end:

Fund	Long Term Capital Gain
KP Retirement Path Retirement Income Fund	$8,478,380
KP Retirement Path 2020 Fund	22,993,659
KP Retirement Path 2025 Fund	35,045,574
KP Retirement Path 2030 Fund	41,144,797
KP Retirement Path 2035 Fund	51,887,613
KP Retirement Path 2040 Fund	51,771,636
KP Retirement Path 2045 Fund	41,666,091
KP Retirement Path 2050 Fund	25,049,386
KP Retirement Path 2055 Fund	8,316,875
KP Retirement Path 2060 Fund	1,704,312
KP Large Cap Equity Fund	15,740,951
KP Small Cap Equity Fund	16,025,660
KP International Equity Fund	—
KP Fixed Income Fund	—

The KP Funds

Investment Adviser

Callan LLC

600 Montgomery Street,

Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds.

To Obtain a Prospectus, SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the Prospectus, SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-AR-001-0600

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Robert Mulhall and George Sullivan, and they are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2019			2018
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$237,942	$0	$0	$241,155	$0	$0
(b)	Audit-Related Fees	N/A	$0	$0	N/A	$0	$0
(c)	Tax Fees	N/A	$0	$0	N/A	$0	$0
(d)	All Other Fees	N/A	$0	$0	N/A	$0	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly-scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimus” exception of Rule 2-01(c)(7)(i)(C) were as follows (PwC):

	2019	2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: March 10, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: March 10, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: March 10, 2020